      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017.

                                                            FILE NOS. 333-185799
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 5                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 5                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)



                      175 WATER STREET, NEW YORK, NY 10038

             (Address of Guarantor's Principal Offices) (Zip Code)


       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2017 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable
Separate Account of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- ------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    II Variable Annuity; Purchasing a Polaris
                                                                                    II Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris II Variable Annuity;
                                                                                    Purchasing a Polaris II Variable Annuity;
                                                                                    Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris II Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.



                    ITEM NUMBER
                    IN FORM N-4                                      CAPTION
--------------------------------------------------- -----------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris II Variable Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris II Variable Annuity
                                                     (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               [POLARIS II LOGO]
                                   PROSPECTUS


                                  MAY 1, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


This contract is no longer available for purchase by new contract Owners.




UNDERLYING FUNDS:                                          MANAGED BY:
  Aggressive Growth                                        Wells Capital Management Incorporated
  American Funds Asset Allocation                          Capital Research and Management Company
  American Funds Global Growth                             Capital Research and Management Company
  American Funds Growth                                    Capital Research and Management Company
  American Funds Growth-Income                             Capital Research and Management Company
  Asset Allocation                                         Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         Massachusetts Financial Services Company
  Capital Appreciation                                     Wellington Management Company LLP
  Capital Growth                                           The Boston Company Asset Management, LLC
  Corporate Bond                                           Federated Investment Management Company
  "Dogs" of Wall Street                                    SunAmerica Asset Management, LLC
  Emerging Markets                                         J.P. Morgan Investment Management Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Fundamental Growth                                       Wells Capital Management Incorporated
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company LLP
  Growth                                                   Wellington Management Company LLP
  Growth-Income                                            J.P. Morgan Investment Management Inc.
  Growth Opportunities                                     Invesco Advisers, Inc.
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock                                Lord, Abbett & Co. LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              FIAM LLC(1)
  Real Return                                              Wellington Management Company LLP
  SA AB Growth                                             AllianceBernstein L.P.
  SA Janus Focused Growth(1)                               Janus Capital Management, LLC(1)
  SA JPMorgan MFS Core Bond                                J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA Legg Mason BW Large Cap Value                         Brandywine Global Investment Management, LLC
  SA MFS Massachusetts Investors Trust                     Massachusetts Financial Services Company
  SA MFS Total Return                                      Massachusetts Financial Services Company
  Small & Mid Cap Value                                    AllianceBernstein L.P.
  Small Company Value                                      Franklin Advisory Services, LLC
  SunAmerica Dynamic Allocation Portfolio                  SunAmerica Asset Management, LLC & AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio                    SunAmerica Asset Management, LLC & AllianceBernstein L.P.
  Technology                                               Columbia Management Investment Advisers, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:              MANAGED BY:
  Telecom Utility              Massachusetts Financial Services Company
  Ultra Short Bond Portfolio   Dimensional Fund Advisors LP



1 On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA
  Janus Focused Portfolio and the investment advisor changed from Marsico Capital Management, LLC to Janus Capital Management, LLC.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   5
      Maximum Owner Transaction Expenses....................   5
      Contract Maintenance Fee..............................   5
      Separate Account Annual Expenses......................   5
      Total Annual Portfolio Operating Expenses.............   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   6
THE POLARISII VARIABLE ANNUITY..............................   7
PURCHASING A POLARISII VARIABLE ANNUITY.....................   7
      Allocation of Purchase Payments.......................   8
      Polaris Rewards Program...............................   9
      Accumulation Units....................................  10
      Free Look.............................................  11
      Exchange Offers.......................................  11
      Important Information for Military Servicemembers.....  11
INVESTMENT OPTIONS..........................................  11
      Variable Portfolios...................................  11
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  12
        American Funds Insurance Series.....................  12
        Lord Abbett Series Fund, Inc........................  12
        Anchor Series Trust.................................  12
        Seasons Series Trust................................  12
        SunAmerica Series Trust.............................  12
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  15
      Fixed Accounts........................................  15
      Dollar Cost Averaging Fixed Accounts..................  15
      Dollar Cost Averaging Program.........................  16
      Transfers During the Accumulation Phase...............  16
      Automatic Asset Rebalancing Program...................  19
      Return Plus Program...................................  19
      Voting Rights.........................................  19
ACCESS TO YOUR MONEY........................................  19
      Free Withdrawal Amount................................  20
      Systematic Withdrawal Program.........................  21
      Nursing Home Waiver...................................  21
      Minimum Contract Value................................  21
      Qualified Contract Owners.............................  21
LIVING BENEFIT..............................................  21
      Income Protector......................................  21
DEATH BENEFITS..............................................  23
      Beneficiary Continuation Programs.....................  24
      Death Benefit Defined Terms...........................  25
      Death Benefit Options.................................  25
      Optional EstatePlus Benefit...........................  27
      Spousal Continuation..................................  27
EXPENSES....................................................  28
      Separate Account Charges..............................  28
      Withdrawal Charges....................................  28
      Underlying Fund Expenses..............................  29
      Contract Maintenance Fee..............................  29
      Transfer Fee..........................................  29
      Optional Income Protector Fee.........................  29
      Optional EstatePlus Fee...............................  29
      Premium Tax...........................................  29
      Income Taxes..........................................  29
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  29
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  30
ANNUITY INCOME OPTIONS......................................  31
      The Income Phase......................................  31
      Annuity Income Options................................  32
      Fixed or Variable Annuity Income Payments.............  33
      Annuity Income Payments...............................  33
      Transfers During the Income Phase.....................  33
      Deferment of Payments.................................  34
TAXES.......................................................  34


      Annuity Contracts in General..........................  34
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  34
      Tax Treatment of Distributions - Qualified Contracts..  35
      Required Minimum Distributions........................  36
      Tax Treatment of Death Benefits.......................  36
      Contracts Owned by a Trust or Corporation.............  37
      Foreign Account Tax Compliance ("FATCA")..............  37
      Other Withholding Tax.................................  37
      Gifts, Pledges and/or Assignments of a Contract.......  37
      Diversification and Investor Control..................  37
OTHER INFORMATION...........................................  38
      The Distributor.......................................  38
      The Company...........................................  38
      The Separate Account..................................  39
      The General Account...................................  39
      Guarantee of Insurance Obligations....................  39
      Financial Statements..................................  40
      Administration........................................  40
      Legal Proceedings.....................................  41
      Registration Statements...............................  41
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  41
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")................ B-1
APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... D-1
APPENDIX E - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.......................................... E-1



                                       2

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--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.


CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first NYSE business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Fund Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The PolarisII Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

This variable annuity contract may provide you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A POLARIS II VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES:There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Polaris Rewards program, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARISII VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. ELECTING THE POLARIS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE POLARIS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF
THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 9%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $35

SEPARATE ACCOUNT ANNUAL EXPENSES(4)
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge......................... 1.52%
  Optional EstatePlus Fee(5)...................... 0.25%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.77%
                                                   ====

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2017)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(6)   MAXIMUM(6)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.52%        1.25%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Polaris Rewards, as follows:


YEARS SINCE RECEIPT:..........   1    2    3    4    5    6    7    8    9   10+
  Without Polaris Rewards..... 7%   6%   5%   4%   3%   2%   1%   0%   0%    0%
  With Polaris Rewards........ 9%   9%   8%   7%   6%   5%   4%   3%   2%    0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 EstatePlus is an optional earnings enhancement death benefit. This feature is not available on contracts issued in Washington.


 6 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2017. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.09% of its fee and the fee is 1.16% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.16%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2017.



                                       5

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--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77% with Polaris Rewards (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.25%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,201      $1,740      $2,203      $3,377


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $301     $940        $1,603      $3,377



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)



(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $912     $1,155      $1,424      $2,421


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $212     $655        $1,124      $2,421



EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Expense Examples with election of the Polaris Rewards program reflect the Polaris Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancement.

4. If you elected the Income Protector Plus or Income Protector Max feature between November 2, 1998 and March 31, 1999, please see the Income Protector program below for details regarding the fee applicable to the feature.


* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.09% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       6

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                         THE POLARISII VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARISII VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $2,000              $250           $100
      Non-Qualified       $5,000              $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


                                       7



MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase


                                       8



Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


POLARIS REWARDS PROGRAM

If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.


POLARIS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.


UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and available Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.


DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to a money market or similar portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.


                                       9



We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     o     You surrender your contract;

     o     A death benefit is paid on your contract;

     o     You switch to the Income Phase of your contract; or

     o     You fully withdraw the corresponding Purchase Payment.


90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to a money market or similar portfolio, for a deferred Look Back Adjustment.


CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:


                            UPFRONT         DEFERRED
                            PAYMENT         PAYMENT
                          ENHANCEMENT     ENHANCEMENT       DEFERRED PAYMENT
ENHANCEMENT LEVEL             RATE            RATE          ENHANCEMENT DATE
 Under $40,000                2%              0%         N/A
 $40,000 - $99,999            4%              0%         N/A
 $100,000 - $499,999          4%              1%         Nine years from the
                                                         date we receive each
                                                         Purchase Payment.
 $500,000 - more              5%              1%         Nine years from the
                                                         date we receive each
                                                         Purchase Payment.

The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.


We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for existing contracts and for subsequent Purchase Payments.



ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday.


                                       10



     We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in a money market or similar portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide


                                       11



you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series ("AFIS").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     As noted below, certain portfolios invest in Class 3 Shares of SAST.


                                       12



            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       13




UNDERLYING FUNDS                                    MANAGED BY:                                       TRUST    ASSET CLASS
-------------------------------------------------   ----------------------------------------------   -------   -----------------
Aggressive Growth                                   Wells Capital Management Incorporated            SAST      STOCK
American Funds Asset Allocation                     Capital Research and Management Company          AFIS      ASSET ALLOCATION
American Funds Global Growth                        Capital Research and Management Company          AFIS      STOCK
American Funds Growth                               Capital Research and Management Company          AFIS      STOCK
American Funds Growth-Income                        Capital Research and Management Company          AFIS      STOCK
Asset Allocation                                    Edge Asset Management, Inc.                      AST       ASSET ALLOCATION
Balanced                                            J.P. Morgan Investment Management Inc.           SAST      ASSET ALLOCATION
Blue Chip Growth                                    Massachusetts Financial Services Company         SAST      STOCK
Capital Appreciation                                Wellington Management Company LLP                AST       STOCK
Capital Growth                                      The Boston Company Asset Management, LLC         SAST      STOCK
Corporate Bond                                      Federated Investment Management Company          SAST      BOND
"Dogs" of Wall Street**                             SunAmerica Asset Management, LLC                 SAST      STOCK
Emerging Markets                                    J.P. Morgan Investment Management Inc.           SAST      STOCK
Equity Opportunities                                OppenheimerFunds, Inc.                           SAST      STOCK
Foreign Value*                                      Templeton Investment Counsel, LLC                SAST      STOCK
Fundamental Growth                                  Wells Capital Management Incorporated            SAST      STOCK
Global Bond                                         Goldman Sachs Asset Management International     SAST      BOND
Global Equities                                     J.P. Morgan Investment Management Inc.           SAST      STOCK
Government and Quality Bond                         Wellington Management Company LLP                AST       BOND
Growth                                              Wellington Management Company LLP                AST       STOCK
Growth-Income                                       J.P. Morgan Investment Management Inc.           SAST      STOCK
Growth Opportunities                                Invesco Advisers, Inc.                           SAST      STOCK
High-Yield Bond                                     PineBridge Investments LLC                       SAST      BOND
International Diversified Equities                  Morgan Stanley Investment Management Inc.        SAST      STOCK
International Growth and Income                     Putnam Investment Management, LLC                SAST      STOCK
Invesco V.I. American Franchise Fund, Series II     Invesco Advisers, Inc.                           AVIF      STOCK
 Shares**
Invesco V.I. Comstock Fund, Series II Shares**      Invesco Advisers, Inc.                           AVIF      STOCK
Invesco V.I. Growth and Income Fund, Series II      Invesco Advisers, Inc.                           AVIF      STOCK
 Shares
Lord Abbett Growth and Income                       Lord, Abbett & Co. LLC                           LASF      STOCK
Lord Abbett Mid Cap Stock                           Lord, Abbett & Co. LLC                           LASF      STOCK
Mid-Cap Growth                                      J.P. Morgan Investment Management Inc.           SAST      STOCK
Natural Resources                                   Wellington Management Company LLP                AST       STOCK
Real Estate                                         FIAM LLC                                         SAST      STOCK
Real Return                                         Wellington Management Company LLP                SST       BOND
SA AB Growth                                        AllianceBernstein L.P.                           SAST      STOCK
SA Janus Focused Growth                             Janus Capital Management, LLC                    SAST      STOCK
SA JPMorgan MFS Core Bond                           J.P. Morgan Investment Management Inc. and       SAST      BOND
                                                    Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                    Brandywine Global Investment Management, LLC     SAST      STOCK
SA MFS Massachusetts Investors Trust**              Massachusetts Financial Services Company         SAST      STOCK
SA MFS Total Return**                               Massachusetts Financial Services Company         SAST      ASSET ALLOCATION
Small & Mid Cap Value*                              AllianceBernstein L.P.                           SAST      STOCK
Small Company Value*                                Franklin Advisory Services, LLC                  SAST      STOCK
                                                                                                     SAST      ASSET ALLOCATION
SunAmerica Dynamic Allocation Portfolio*            SunAmerica Asset Management, LLC &
                                                    AllianceBernstein L.P.
                                                                                                     SAST      ASSET ALLOCATION
SunAmerica Dynamic Strategy Portfolio*              SunAmerica Asset Management, LLC &
                                                    AllianceBernstein L.P.
Technology                                          Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                                     Massachusetts Financial Services Company         SAST      STOCK
Ultra Short Bond Portfolio                          Dimensional Fund Advisors LP                     SAST      BOND


*     Class 3 shares of SAST.

** "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       14




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.



FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Polaris Rewards program.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE


                                       15



DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service


                                       16



Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size,


                                       17



manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as


                                       18




other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.


--------------------------------------------------------------------------------
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                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


                                       19



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first contract year, your free withdrawal amount is the greater of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of
(1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. PLEASE SEE POLARIS REWARDS PROGRAM ABOVE.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)


                                       20



     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

     D=  Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.


Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract Owner, and not to a third party or other financial services company.


In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
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                                 LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCOME PROTECTOR


Income Protector is a minimum income benefit and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income


                                       21



when you switch to the Income Phase. With Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 1, 2006.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.

If you purchased your contract between November 2, 1998 and March 31, 1999 and the Income Protector was available in your state at that time, other options were available under Income Protector, please see details below.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;

    (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 7 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


RE-SET OF YOUR INCOME PROTECTOR BENEFIT

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 7th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.

THE INCOME BENEFIT DATE is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a) is your Income Benefit Base as of your Income Benefit Date, and;

    (b) is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     o     Life Annuity with 10 Year Period Certain, or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments.

You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.


                                       22



FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

There is no fee for the Income Protector Base program.

IF YOU PURCHASED YOUR CONTRACT BETWEEN NOVEMBER 2, 1998 AND MARCH 31, 1999, THE FOLLOWING APPLIES ONLY TO THE INCOME PROTECTOR OPTION YOU MAY HAVE ELECTED:

Options available for contracts issued between November 2, 1998 and March 31, 1999:


                                               FEE AS A %
                                             OF YOUR INCOME
                             GROWTH RATE      BENEFIT BASE     WAITING PERIOD
   Income Protector Base         0%               0%              7 years
   Income Protector Plus       3.25%             0.15%            7 years
    Income Protector Max       6.50%             0.30%            7 years

Income Protector provides three alternative levels of minimum retirement income. The base Income Protector is a standard feature of all Polaris II contracts issued after November 2, 1998, if the feature is available for sale in your state. There is no additional charge associated with the Income Protector Base feature. If elected, the Income Protector Plus and Income Protector Max options can provide increased levels of minimum guaranteed income. We charge a fee for each of these alternatives, see table above.

We deduct the annual fee from your contract value. If you elect Income Protector Plus or Income Protector Max at issue, we begin deducting the annual fee on your first contract anniversary. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. We will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract under the Income Protector Plus or Income Protector Max options.

For the Income Protector Plus or Income Protector Max options, the Income Benefit Base accumulates at one of the annual growth rates, see table above, from the date your election in the alternative becomes effective through your election to begin receiving income under the feature. The growth rates for the Income Protector Plus or Income Protector Max options cease on the contract anniversary following the Annuitant's 90th birthday.

In order to obtain the benefit of the Income Protector Plus or Income Protector Max option, you may not begin the Income Phase for at least 7 years following your election of the option. Thus, you must make your election prior to the later of:

     o     your 83rd birthday; or

     o     your 3rd contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us


                                       23



in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the a money market or similar portfolio, or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.



BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


                                       24



Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES and will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.


DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. Your death benefit calculation may be different depending on when you purchased your contract, please see details below. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER JUNE 1, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the


                                       25



          same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract Value.


If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.


THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals on the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawal since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 24, 2001:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Total Purchase Payments less withdrawals; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE ESTATEPLUS BENEFIT IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 29, 2000:


                                       26



OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract.


                                       27



PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:


WITHDRAWAL CHARGE WITHOUT POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8
 WITHDRAWAL CHARGE   7%   6%   5%   4%   3%   2%   1%   0%

WITHDRAWAL CHARGE WITH ELECTION OF POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7    8    9   10+
 WITHDRAWAL CHARGE   9%   9%   8%   7%   6%   5%   4%   3%   2%    0%

These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.

The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.


                                       28



We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of American Funds Insurance Series, Class 3 shares of Seasons Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL INCOME PROTECTOR FEE

Please see INCOME PROTECTOR above for a description of the FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM for contracts issued between November 2, 1998 and March 31, 1999.


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and


                                       29



employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2016 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


                                       30



PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.


                                       31



CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?

If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below upon your request. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period. If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future.

In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for Extension Periods you must notify us that you want to extend your Accumulation Phase.

If you do not notify us that you wish to enter an Extension Period, your contract will be annuitized on the Latest Annuity Date using the default option specified below. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center.

EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.

We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:

     (1) a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and

     (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.

If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.


We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract Owners.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


                                       32



ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.


If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


                                       33



DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.


Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or


                                       34



           the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules


                                       35



set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.



                                       36




If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among


                                       37



general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk


                                       38



mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.



THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the


                                       39



insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, and Guarantor are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with


                                       40



the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 21, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       41

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                            ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                       12/31/07         12/31/08        12/31/09
===================================================== ================ =============== ===============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV....................................... (a)$17.604       (a)$17.254      (a)$8.048
                                                      (b)$17.351       (b)$16.964      (b)$7.893
 Ending AUV.......................................... (a)$17.254       (a)$8.048       (a)$11.136
                                                      (b)$16.964       (b)$7.893       (b)$10.894
 Ending Number of AUs................................ (a)3,130,278     (a)2,409,320    (a)2,001,930
                                                      (b)70,577        (b)29,369       (b)23,081

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$16.092       (a)$16.888      (a)$11.724
                                                      (b)$15.923       (b)$16.669      (b)$11.543
 Ending AUV.......................................... (a)$16.888       (a)$11.724      (a)$14.318
                                                      (b)$16.669       (b)$11.543      (b)$14.061
 Ending Number of AUs................................ (a)8,221,664     (a)6,456,948    (a)5,560,973
                                                      (b)467,085       (b)401,751      (b)311,359

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$21.736       (a)$24.587      (a)$14.919
                                                      (b)$21.494       (b)$24.253      (b)$14.680
 Ending AUV.......................................... (a)$24.587       (a)$14.919      (a)$20.911
                                                      (b)$24.253       (b)$14.680      (b)$20.524
 Ending Number of AUs................................ (a)5,744,321     (a)4,567,411    (a)3,858,977
                                                      (b)255,116       (b)187,616      (b)154,966

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$20.190       (a)$22.342      (a)$12.329
                                                      (b)$19.977       (b)$22.050      (b)$12.137
 Ending AUV.......................................... (a)$22.342       (a)$12.329      (a)$16.929
                                                      (b)$22.050       (b)$12.137      (b)$16.624
 Ending Number of AUs................................ (a)9,078,866     (a)7,201,513    (a)6,199,851
                                                      (b)385,893       (b)307,472      (b)242,258

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$18.254       (a)$18.886      (a)$11.561
                                                      (b)$18.055       (b)$18.633      (b)$11.377
 Ending AUV.......................................... (a)$18.886       (a)$11.561      (a)$14.944
                                                      (b)$18.633       (b)$11.377      (b)$14.670
 Ending Number of AUs................................ (a)11,361,386    (a)9,397,385    (a)7,999,242
                                                      (b)556,960       (b)443,735      (b)376,174

------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV....................................... (a)$25.309       (a)$27.031      (a)$20.487
                                                      (b)$24.953       (b)$26.585      (b)$20.099
 Ending AUV.......................................... (a)$27.031       (a)$20.487      (a)$24.678
                                                      (b)$26.585       (b)$20.099      (b)$24.150
 Ending Number of AUs................................ (a)3,925,836     (a)3,184,347    (a)2,579,022
                                                      (b)52,989        (b)37,439       (b)32,654

------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV....................................... (a)$16.398       (a)$17.023      (a)$12.425
                                                      (b)$16.158       (b)$16.733      (b)$12.183
 Ending AUV.......................................... (a)$17.023       (a)$12.425      (a)$15.179
                                                      (b)$16.733       (b)$12.183      (b)$14.845
 Ending Number of AUs................................ (a)4,516,745     (a)3,349,532    (a)2,786,094
                                                      (b)63,354        (b)45,783       (b)46,000

------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/10/00)
 Beginning AUV....................................... (a)$6.357        (a)$7.142       (a)$4.290
                                                      (b)$6.261        (b)$7.017       (b)$4.205
 Ending AUV.......................................... (a)$7.142        (a)$4.290       (a)$5.782
                                                      (b)$7.017        (b)$4.205       (b)$5.653
 Ending Number of AUs................................ (a)1,610,755     (a)1,129,365    (a)1,093,199
                                                      (b)127,468       (b)85,048       (b)86,554

------------------------------------------------------



                                                        FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                           ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                       12/31/10        12/31/11        12/31/12        12/31/13
===================================================== =============== =============== =============== ===============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV....................................... (a)$11.136      (a)$13.288      (a)$12.829      (a)$14.685
                                                      (b)$10.894      (b)$12.967      (b)$12.488      (b)$14.258
 Ending AUV.......................................... (a)$13.288      (a)$12.829      (a)$14.685      (a)$20.675
                                                      (b)$12.967      (b)$12.488      (b)$14.258      (b)$20.025
 Ending Number of AUs................................ (a)1,696,428    (a)1,405,921    (a)1,216,341    (a)1,126,788
                                                      (b)18,886       (b)17,579       (b)13,786       (b)16,098

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$14.318      (a)$15.865      (a)$15.828      (a)$18.113
                                                      (b)$14.061      (b)$15.541      (b)$15.467      (b)$17.655
 Ending AUV.......................................... (a)$15.865      (a)$15.828      (a)$18.113      (a)$22.067
                                                      (b)$15.541      (b)$15.467      (b)$17.655      (b)$21.456
 Ending Number of AUs................................ (a)4,750,892    (a)4,014,867    (a)3,385,906    (a)3,094,310
                                                      (b)257,432      (b)232,662      (b)187,996      (b)165,031

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$20.911      (a)$23.014      (a)$20.653      (a)$24.930
                                                      (b)$20.524      (b)$22.531      (b)$20.169      (b)$24.285
 Ending AUV.......................................... (a)$23.014      (a)$20.653      (a)$24.930      (a)$31.720
                                                      (b)$22.531      (b)$20.169      (b)$24.285      (b)$30.823
 Ending Number of AUs................................ (a)3,285,745    (a)2,666,879    (a)2,198,604    (a)1,876,170
                                                      (b)114,543      (b)88,303       (b)74,669       (b)59,776

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$16.929      (a)$19.788      (a)$18.656      (a)$21.661
                                                      (b)$16.624      (b)$19.383      (b)$18.229      (b)$21.112
 Ending AUV.......................................... (a)$19.788      (a)$18.656      (a)$21.661      (a)$27.758
                                                      (b)$19.383      (b)$18.229      (b)$21.112      (b)$26.988
 Ending Number of AUs................................ (a)5,131,757    (a)4,144,172    (a)3,529,217    (a)2,954,082
                                                      (b)218,421      (b)175,356      (b)133,973      (b)107,120

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$14.944      (a)$16.399      (a)$15.856      (a)$18.347
                                                      (b)$14.670      (b)$16.059      (b)$15.489      (b)$17.876
 Ending AUV.......................................... (a)$16.399      (a)$15.856      (a)$18.347      (a)$24.126
                                                      (b)$16.059      (b)$15.489      (b)$17.876      (b)$23.449
 Ending Number of AUs................................ (a)6,745,430    (a)5,483,083    (a)4,590,656    (a)3,837,871
                                                      (b)318,066      (b)257,920      (b)229,077      (b)191,622

------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV....................................... (a)$24.678      (a)$27.673      (a)$27.508      (a)$30.329
                                                      (b)$24.150      (b)$27.013      (b)$26.785      (b)$29.458
 Ending AUV.......................................... (a)$27.673      (a)$27.508      (a)$30.329      (a)$35.216
                                                      (b)$27.013      (b)$26.785      (b)$29.458      (b)$34.119
 Ending Number of AUs................................ (a)2,288,586    (a)1,946,489    (a)1,655,162    (a)1,433,033
                                                      (b)28,843       (b)30,262       (b)23,929       (b)20,309

------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV....................................... (a)$15.179      (a)$16.719      (a)$16.841      (a)$18.765
                                                      (b)$14.845      (b)$16.311      (b)$16.389      (b)$18.215
 Ending AUV.......................................... (a)$16.719      (a)$16.841      (a)$18.765      (a)$22.083
                                                      (b)$16.311      (b)$16.389      (b)$18.215      (b)$21.383
 Ending Number of AUs................................ (a)2,434,890    (a)2,010,612    (a)1,718,596    (a)1,587,205
                                                      (b)38,593       (b)34,842       (b)21,581       (b)18,626

------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/10/00)
 Beginning AUV....................................... (a)$5.782       (a)$6.408       (a)$5.958       (a)$6.548
                                                      (b)$5.653       (b)$6.248       (b)$5.796       (b)$6.353
 Ending AUV.......................................... (a)$6.408       (a)$5.958       (a)$6.548       (a)$8.640
                                                      (b)$6.248       (b)$5.796       (b)$6.353       (b)$8.363
 Ending Number of AUs................................ (a)792,106      (a)1,034,715    (a)710,036      (a)558,663
                                                      (b)56,189       (b)50,416       (b)45,867       (b)35,815

------------------------------------------------------



                                                        FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                       12/31/14        12/31/15       12/31/16
===================================================== =============== =============== ==============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV....................................... (a)$20.675      (a)$20.475      (a)$19.927
                                                      (b)$20.025      (b)$19.782      (b)$19.204
 Ending AUV.......................................... (a)$20.475      (a)$19.927      (a)$21.076
                                                      (b)$19.782      (b)$19.204      (b)$20.261
 Ending Number of AUs................................ (a)848,093      (a)773,345      (a)675,052
                                                      (b)14,245       (b)9,915        (b)9,152

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$22.067      (a)$22.907      (a)$22.877
                                                      (b)$21.456      (b)$22.217      (b)$22.133
 Ending AUV.......................................... (a)$22.907      (a)$22.877      (a)$24.654
                                                      (b)$22.217      (b)$22.133      (b)$23.792
 Ending Number of AUs................................ (a)2,711,169    (a)2,419,912    (a)2,148,550
                                                      (b)151,674      (b)140,076      (b)128,933

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$31.720      (a)$31.965      (a)$33.666
                                                      (b)$30.823      (b)$30.983      (b)$32.551
 Ending AUV.......................................... (a)$31.965      (a)$33.666      (a)$33.366
                                                      (b)$30.983      (b)$32.551      (b)$32.180
 Ending Number of AUs................................ (a)1,649,886    (a)1,448,480    (a)1,249,358
                                                      (b)52,987       (b)46,414       (b)42,703

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$27.758      (a)$29.666      (a)$31.222
                                                      (b)$26.988      (b)$28.771      (b)$30.205
 Ending AUV.......................................... (a)$29.666      (a)$31.222      (a)$33.670
                                                      (b)$28.771      (b)$30.205      (b)$32.492
 Ending Number of AUs................................ (a)2,588,276    (a)2,225,553    (a)1,963,884
                                                      (b)97,456       (b)88,242       (b)79,193

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV....................................... (a)$24.126      (a)$26.289      (a)$26.269
                                                      (b)$23.449      (b)$25.487      (b)$25.404
 Ending AUV.......................................... (a)$26.289      (a)$26.269      (a)$28.855
                                                      (b)$25.487      (b)$25.404      (b)$27.835
 Ending Number of AUs................................ (a)3,342,370    (a)2,895,626    (a)2,514,894
                                                      (b)176,405      (b)161,646      (b)138,191

------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV....................................... (a)$35.216      (a)$37.272      (a)$36.078
                                                      (b)$34.119      (b)$36.021      (b)$34.780
 Ending AUV.......................................... (a)$37.272      (a)$36.078      (a)$39.364
                                                      (b)$36.021      (b)$34.780      (b)$37.853
 Ending Number of AUs................................ (a)1,236,258    (a)1,071,558    (a)906,083
                                                      (b)17,129       (b)16,290       (b)15,074

------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV....................................... (a)$22.083      (a)$24.239      (a)$23.881
                                                      (b)$21.383      (b)$23.412      (b)$23.008
 Ending AUV.......................................... (a)$24.239      (a)$23.881      (a)$25.207
                                                      (b)$23.412      (b)$23.008      (b)$24.225
 Ending Number of AUs................................ (a)1,428,905    (a)1,306,823    (a)1,194,074
                                                      (b)19,177       (b)22,986       (b)22,593

------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/10/00)
 Beginning AUV....................................... (a)$8.640       (a)$9.524       (a)$9.792
                                                      (b)$8.363       (b)$9.195       (b)$9.430
 Ending AUV.......................................... (a)$9.524       (a)$9.792       (a)$10.257
                                                      (b)$9.195       (b)$9.430       (b)$9.853
 Ending Number of AUs................................ (a)555,931      (a)497,727      (a)438,450
                                                      (b)32,254       (b)20,755       (b)19,978

------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-1



                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                  ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                             12/31/07         12/31/08         12/31/09         12/31/10
=========================================== ================ ================ ================ ================
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV............................. (a)$43.571       (a)$54.805       (a)$32.197       (a)$43.370
                                            (b)$42.917       (b)$53.849       (b)$31.556       (b)$42.400
 Ending AUV................................ (a)$54.805       (a)$32.197       (a)$43.370       (a)$52.425
                                            (b)$53.849       (b)$31.556       (b)$42.400       (b)$51.125
 Ending Number of AUs...................... (a)7,059,517     (a)5,327,234     (a)4,329,110     (a)3,667,068
                                            (b)286,653       (b)211,147       (b)177,413       (b)171,747

--------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV............................. (a)$8.177        (a)$9.145        (a)$4.939        (a)$6.981
                                            (b)$8.054        (b)$8.985        (b)$4.841        (b)$6.824
 Ending AUV................................ (a)$9.145        (a)$4.939        (a)$6.981        (a)$7.510
                                            (b)$8.985        (b)$4.841        (b)$6.824        (b)$7.323
 Ending Number of AUs...................... (a)1,126,856     (a)837,441       (a)831,921       (a)665,886
                                            (b)109,679       (b)85,773        (b)72,768        (b)58,111

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV............................. (a)$17.951       (a)$18.648       (a)$16.938       (a)$21.850
                                            (b)$17.677       (b)$18.318       (b)$16.597       (b)$21.356
 Ending AUV................................ (a)$18.648       (a)$16.938       (a)$21.850       (a)$23.881
                                            (b)$18.318       (b)$16.597       (b)$21.356       (b)$23.283
 Ending Number of AUs...................... (a)5,806,328     (a)4,582,366     (a)4,215,913     (a)3,489,293
                                            (b)272,314       (b)202,481       (b)189,931       (b)163,530

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 4/1/98)
 Beginning AUV............................. (a)$13.067       (a)$12.621       (a)$9.125        (a)$10.799
                                            (b)$12.873       (b)$12.403       (b)$8.944        (b)$10.558
 Ending AUV................................ (a)$12.621       (a)$9.125        (a)$10.799       (a)$12.415
                                            (b)$12.403       (b)$8.944        (b)$10.558       (b)$12.109
 Ending Number of AUs...................... (a)2,396,535     (a)1,852,095     (a)1,415,060     (a)1,314,393
                                            (b)63,912        (b)52,422        (b)43,472        (b)48,627

--------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV............................. (a)$19.234       (a)$26.784       (a)$11.444       (a)$19.913
                                            (b)$18.954       (b)$26.329       (b)$11.222       (b)$19.477
 Ending AUV................................ (a)$26.784       (a)$11.444       (a)$19.913       (a)$23.244
                                            (b)$26.329       (b)$11.222       (b)$19.477       (b)$22.678
 Ending Number of AUs...................... (a)4,177,375     (a)2,819,671     (a)2,667,144     (a)2,300,683
                                            (b)97,331        (b)52,073        (b)49,967        (b)44,024

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV............................. (a)$20.859       (a)$20.567       (a)$12.463       (a)$16.215
                                            (b)$20.543       (b)$20.204       (b)$12.213       (b)$15.850
 Ending AUV................................ (a)$20.567       (a)$12.463       (a)$16.215       (a)$18.699
                                            (b)$20.204       (b)$12.213       (b)$15.850       (b)$18.232
 Ending Number of AUs...................... (a)2,531,973     (a)1,880,033     (a)1,507,623     (a)1,242,968
                                            (b)118,485       (b)94,498        (b)79,663        (b)66,127

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 8/11/03)*
 Beginning AUV............................. (a)$19.918       (a)$22.377       (a)$12.999       (a)$16.636
                                            (b)$19.684       (b)$22.059       (b)$12.782       (b)$16.317
 Ending AUV................................ (a)$22.377       (a)$12.999       (a)$16.636       (a)$16.865
                                            (b)$22.059       (b)$12.782       (b)$16.317       (b)$16.501
 Ending Number of AUs...................... (a)2,577,869     (a)1,994,623     (a)1,637,025     (a)1,390,358
                                            (b)104,537       (b)76,417        (b)59,044        (b)49,985

--------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV............................. (a)$19.018       (a)$21.569       (a)$11.718       (a)$15.694
                                            (b)$18.736       (b)$21.196       (b)$11.487       (b)$15.345
 Ending AUV................................ (a)$21.569       (a)$11.718       (a)$15.694       (a)$18.085
                                            (b)$21.196       (b)$11.487       (b)$15.345       (b)$17.640
 Ending Number of AUs...................... (a)3,076,179     (a)2,389,307     (a)1,981,033     (a)1,697,392
                                            (b)62,786        (b)50,285        (b)39,255        (b)32,090

--------------------------------------------



                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                             12/31/11         12/31/12         12/31/13         12/31/14         12/31/15
=========================================== ================ ================ ================ ================ ================
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV............................. (a)$52.425       (a)$47.995       (a)$58.566       (a)$78.348       (a)$88.928
                                            (b)$51.125       (b)$46.688       (b)$56.829       (b)$75.835       (b)$85.860
 Ending AUV................................ (a)$47.995       (a)$58.566       (a)$78.348       (a)$88.928       (a)$95.234
                                            (b)$46.688       (b)$56.829       (b)$75.835       (b)$85.860       (b)$91.719
 Ending Number of AUs...................... (a)3,069,869     (a)2,559,119     (a)2,139,108     (a)1,853,937     (a)1,617,140
                                            (b)149,934       (b)136,586       (b)95,871        (b)86,895        (b)73,230

--------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV............................. (a)$7.510        (a)$7.299        (a)$8.190        (a)$10.428       (a)$11.153
                                            (b)$7.323        (b)$7.100        (b)$7.947        (b)$10.092       (b)$10.767
 Ending AUV................................ (a)$7.299        (a)$8.190        (a)$10.428       (a)$11.153       (a)$11.597
                                            (b)$7.100        (b)$7.947        (b)$10.092       (b)$10.767       (b)$11.168
 Ending Number of AUs...................... (a)507,898       (a)440,410       (a)360,229       (a)308,409       (a)280,511
                                            (b)56,498        (b)44,970        (b)30,927        (b)27,071        (b)25,736

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV............................. (a)$23.881       (a)$25.029       (a)$27.465       (a)$27.430       (a)$28.584
                                            (b)$23.283       (b)$24.341       (b)$26.643       (b)$26.543       (b)$27.591
 Ending AUV................................ (a)$25.029       (a)$27.465       (a)$27.430       (a)$28.584       (a)$27.809
                                            (b)$24.341       (b)$26.643       (b)$26.543       (b)$27.591       (b)$26.776
 Ending Number of AUs...................... (a)2,880,351     (a)2,496,111     (a)2,019,815     (a)1,650,264     (a)1,431,807
                                            (b)123,745       (b)113,291       (b)104,135       (b)89,651        (b)80,936

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 4/1/98)
 Beginning AUV............................. (a)$12.415       (a)$13.779       (a)$15.447       (a)$20.786       (a)$22.675
                                            (b)$12.109       (b)$13.406       (b)$14.990       (b)$20.122       (b)$21.895
 Ending AUV................................ (a)$13.779       (a)$15.447       (a)$20.786       (a)$22.675       (a)$22.794
                                            (b)$13.406       (b)$14.990       (b)$20.122       (b)$21.895       (b)$21.955
 Ending Number of AUs...................... (a)1,205,382     (a)1,092,015     (a)1,015,491     (a)857,323       (a)778,953
                                            (b)46,014        (b)36,137        (b)27,321        (b)28,845        (b)25,092

--------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV............................. (a)$23.244       (a)$16.921       (a)$19.790       (a)$18.832       (a)$17.456
                                            (b)$22.678       (b)$16.468       (b)$19.212       (b)$18.237       (b)$16.862
 Ending AUV................................ (a)$16.921       (a)$19.790       (a)$18.832       (a)$17.456       (a)$14.738
                                            (b)$16.468       (b)$19.212       (b)$18.237       (b)$16.862       (b)$14.201
 Ending Number of AUs...................... (a)1,822,182     (a)1,511,536     (a)1,256,774     (a)1,075,345     (a)948,717
                                            (b)39,249        (b)32,368        (b)32,947        (b)26,344        (b)27,606

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV............................. (a)$18.699       (a)$18.398       (a)$21.173       (a)$27.366       (a)$29.768
                                            (b)$18.232       (b)$17.894       (b)$20.541       (b)$26.484       (b)$28.736
 Ending AUV................................ (a)$18.398       (a)$21.173       (a)$27.366       (a)$29.768       (a)$30.199
                                            (b)$17.894       (b)$20.541       (b)$26.484       (b)$28.736       (b)$29.079
 Ending Number of AUs...................... (a)993,331       (a)863,911       (a)743,070       (a)634,236       (a)557,876
                                            (b)56,612        (b)51,647        (b)42,516        (b)41,760        (b)35,410

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 8/11/03)*
 Beginning AUV............................. (a)$16.865       (a)$14.641       (a)$17.202       (a)$20.854       (a)$19.108
                                            (b)$16.501       (b)$14.290       (b)$16.747       (b)$20.252       (b)$18.509
 Ending AUV................................ (a)$14.641       (a)$17.202       (a)$20.854       (a)$19.108       (a)$17.901
                                            (b)$14.290       (b)$16.747       (b)$20.252       (b)$18.509       (b)$17.297
 Ending Number of AUs...................... (a)1,190,604     (a)1,013,129     (a)942,773       (a)912,083       (a)860,750
                                            (b)40,339        (b)36,521        (b)34,905        (b)29,294        (b)28,151

--------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV............................. (a)$18.085       (a)$16.836       (a)$19.261       (a)$26.004       (a)$27.556
                                            (b)$17.640       (b)$16.381       (b)$18.693       (b)$25.174       (b)$26.610
 Ending AUV................................ (a)$16.836       (a)$19.261       (a)$26.004       (a)$27.556       (a)$27.555
                                            (b)$16.381       (b)$18.693       (b)$25.174       (b)$26.610       (b)$26.543
 Ending Number of AUs...................... (a)1,437,757     (a)1,267,806     (a)1,100,628     (a)965,742       (a)840,379
                                            (b)27,251        (b)25,582        (b)18,749        (b)16,824        (b)11,828

--------------------------------------------



                                              FISCAL YEAR
                                                 ENDED
VARIABLE PORTFOLIOS                             12/31/16
=========================================== ===============
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV............................. (a)$95.234
                                            (b)$91.719
 Ending AUV................................ (a)$95.662
                                            (b)$91.902
 Ending Number of AUs...................... (a)1,402,669
                                            (b)67,243

--------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV............................. (a)$11.597
                                            (b)$11.168
 Ending AUV................................ (a)$11.691
                                            (b)$11.230
 Ending Number of AUs...................... (a)250,424
                                            (b)23,243

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV............................. (a)$27.809
                                            (b)$26.776
 Ending AUV................................ (a)$29.787
                                            (b)$28.609
 Ending Number of AUs...................... (a)1,230,619
                                            (b)71,095

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 4/1/98)
 Beginning AUV............................. (a)$22.794
                                            (b)$21.955
 Ending AUV................................ (a)$26.477
                                            (b)$25.439
 Ending Number of AUs...................... (a)722,241
                                            (b)26,469

--------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV............................. (a)$14.738
                                            (b)$14.201
 Ending AUV................................ (a)$16.071
                                            (b)$15.446
 Ending Number of AUs...................... (a)864,593
                                            (b)21,563

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV............................. (a)$30.199
                                            (b)$29.079
 Ending AUV................................ (a)$33.212
                                            (b)$31.901
 Ending Number of AUs...................... (a)494,707
                                            (b)21,094

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 8/11/03)*
 Beginning AUV............................. (a)$17.901
                                            (b)$17.297
 Ending AUV................................ (a)$17.836
                                            (b)$17.191
 Ending Number of AUs...................... (a)788,960
                                            (b)27,689

--------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV............................. (a)$27.555
                                            (b)$26.543
 Ending AUV................................ (a)$27.409
                                            (b)$26.337
 Ending Number of AUs...................... (a)724,636
                                            (b)9,636

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.



        * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.


                                      A-2



                                                            FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                          12/31/07         12/31/08         12/31/09
======================================================== ================ ================ ================
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV.......................................... (a)$18.006       (a)$19.753       (a)$20.557
                                                         (b)$17.738       (b)$19.411       (b)$20.150
 Ending AUV............................................. (a)$19.753       (a)$20.557       (a)$21.765
                                                         (b)$19.411       (b)$20.150       (b)$21.281
 Ending Number of AUs................................... (a)2,332,343     (a)1,968,034     (a)1,696,322
                                                         (b)118,522       (b)102,647       (b)97,675

---------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$24.050       (a)$26.498       (a)$14.774
                                                         (b)$23.689       (b)$26.036       (b)$14.480
 Ending AUV............................................. (a)$26.498       (a)$14.774       (a)$18.829
                                                         (b)$26.036       (b)$14.480       (b)$18.408
 Ending Number of AUs................................... (a)2,843,723     (a)2,031,575     (a)1,655,569
                                                         (b)56,396        (b)39,105        (b)31,795

---------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV.......................................... (a)$17.456       (a)$18.274       (a)$18.779
                                                         (b)$17.198       (b)$17.959       (b)$18.409
 Ending AUV............................................. (a)$18.274       (a)$18.779       (a)$19.284
                                                         (b)$17.959       (b)$18.409       (b)$18.857
 Ending Number of AUs................................... (a)8,901,950     (a)7,951,600     (a)6,258,446
                                                         (b)355,855       (b)304,369       (b)268,647

---------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$34.307       (a)$37.234       (a)$21.849
                                                         (b)$33.800       (b)$36.593       (b)$21.419
 Ending AUV............................................. (a)$37.234       (a)$21.849       (a)$29.782
                                                         (b)$36.593       (b)$21.419       (b)$29.123
 Ending Number of AUs................................... (a)4,169,241     (a)3,078,846     (a)2,473,417
                                                         (b)156,790       (b)102,945       (b)83,931

---------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$31.663       (a)$34.653       (a)$19.486
                                                         (b)$31.195       (b)$34.056       (b)$19.102
 Ending AUV............................................. (a)$34.653       (a)$19.486       (a)$24.600
                                                         (b)$34.056       (b)$19.102       (b)$24.055
 Ending Number of AUs................................... (a)5,766,168     (a)4,309,550     (a)3,519,499
                                                         (b)157,549       (b)106,029       (b)91,696

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/6/00)
 Beginning AUV.......................................... (a)$5.670        (a)$6.789        (a)$4.287
                                                         (b)$5.590        (b)$6.677        (b)$4.206
 Ending AUV............................................. (a)$6.789        (a)$4.287        (a)$4.994
                                                         (b)$6.677        (b)$4.206        (b)$4.887
 Ending Number of AUs................................... (a)2,141,492     (a)1,609,670     (a)1,446,073
                                                         (b)122,823       (b)92,645        (b)64,276

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV.......................................... (a)$21.072       (a)$21.041       (a)$14.060
                                                         (b)$20.785       (b)$20.702       (b)$13.799
 Ending AUV............................................. (a)$21.041       (a)$14.060       (a)$19.667
                                                         (b)$20.702       (b)$13.799       (b)$19.254
 Ending Number of AUs................................... (a)3,958,927     (a)3,007,630     (a)2,986,678
                                                         (b)135,608       (b)113,112       (b)107,221

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV.......................................... (a)$14.561       (a)$16.543       (a)$9.863
                                                         (b)$14.347       (b)$16.258       (b)$9.669
 Ending AUV............................................. (a)$16.543       (a)$9.863        (a)$12.546
                                                         (b)$16.258       (b)$9.669        (b)$12.268
 Ending Number of AUs................................... (a)4,758,533     (a)3,633,037     (a)2,794,513
                                                         (b)123,868       (b)102,250       (a)80,233

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV.......................................... (a)$18.918       (a)$19.968       (a)$10.638
                                                         (b)$18.630       (b)$19.615       (b)$10.424
 Ending AUV............................................. (a)$19.968       (a)$10.638       (a)$13.386
                                                         (b)$19.615       (b)$10.424       (b)$13.083
 Ending Number of AUs................................... (a)7,177,111     (a)4,935,491     (a)3,905,433
                                                         (b)223,698       (b)168,853       (b)143,907

---------------------------------------------------------



                                                            FISCAL YEAR      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                          12/31/10         12/31/11         12/31/12         12/31/13
======================================================== ================ ================ ================ ================
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV.......................................... (a)$21.765       (a)$22.783       (a)$23.730       (a)$24.279
                                                         (b)$21.281       (b)$22.220       (b)$23.086       (b)$23.561
 Ending AUV............................................. (a)$22.783       (a)$23.730       (a)$24.279       (a)$23.067
                                                         (b)$22.220       (b)$23.086       (b)$23.561       (b)$22.329
 Ending Number of AUs................................... (a)1,429,614     (a)1,236,123     (a)1,042,112     (a)862,839
                                                         (b)53,776        (b)43,289        (b)34,427        (b)27,835

---------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$18.829       (a)$21.204       (a)$18.715       (a)$21.545
                                                         (b)$18.408       (b)$20.678       (b)$18.205       (b)$20.906
 Ending AUV............................................. (a)$21.204       (a)$18.715       (a)$21.545       (a)$26.781
                                                         (b)$20.678       (b)$18.205       (b)$20.906       (b)$25.921
 Ending Number of AUs................................... (a)1,368,042     (a)1,184,001     (a)1,015,016     (a)879,023
                                                         (b)27,696        (b)24,157        (b)19,530        (b)20,346

---------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV.......................................... (a)$19.284       (a)$19.940       (a)$21.032       (a)$21.500
                                                         (b)$18.857       (b)$19.450       (b)$20.463       (b)$20.866
 Ending AUV............................................. (a)$19.940       (a)$21.032       (a)$21.500       (a)$20.734
                                                         (b)$19.450       (b)$20.463       (b)$20.866       (b)$20.073
 Ending Number of AUs................................... (a)5,095,299     (a)4,124,674     (a)3,488,270     (a)2,856,906
                                                         (b)200,453       (b)156,924       (b)147,629       (b)123,926

---------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$29.782       (a)$33.482       (a)$30.915       (a)$34.700
                                                         (b)$29.123       (b)$32.659       (b)$30.080       (b)$33.679
 Ending AUV............................................. (a)$33.482       (a)$30.915       (a)$34.700       (a)$46.201
                                                         (b)$32.659       (b)$30.080       (b)$33.679       (b)$44.730
 Ending Number of AUs................................... (a)2,033,900     (a)1,655,308     (a)1,375,481     (a)1,165,966
                                                         (b)64,910        (b)55,814        (b)49,679        (b)45,668

---------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$24.600       (a)$27.015       (a)$28.827       (a)$32.294
                                                         (b)$24.055       (b)$26.352       (b)$28.049       (b)$31.343
 Ending AUV............................................. (a)$27.015       (a)$28.827       (a)$32.294       (a)$41.909
                                                         (b)$26.352       (b)$28.049       (b)$31.343       (b)$40.574
 Ending Number of AUs................................... (a)2,953,002     (a)2,528,008     (a)2,141,478     (a)1,830,624
                                                         (b)69,345        (b)59,667        (b)47,612        (b)46,136

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/6/00)
 Beginning AUV.......................................... (a)$4.994        (a)$6.115        (a)$5.880        (a)$6.808
                                                         (b)$4.887        (b)$5.969        (b)$5.725        (b)$6.613
 Ending AUV............................................. (a)$6.115        (a)$5.880        (a)$6.808        (a)$9.241
                                                         (b)$5.969        (b)$5.725        (b)$6.613        (b)$8.953
 Ending Number of AUs................................... (a)1,276,639     (a)1,215,038     (a)935,873       (a)762,780
                                                         (b)61,919        (b)54,975        (b)40,427        (b)36,409

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV.......................................... (a)$19.667       (a)$22.199       (a)$22.799       (a)$26.269
                                                         (b)$19.254       (b)$21.678       (b)$22.209       (b)$25.526
 Ending AUV............................................. (a)$22.199       (a)$22.799       (a)$26.269       (a)$27.920
                                                         (b)$21.678       (b)$22.209       (b)$25.526       (b)$27.062
 Ending Number of AUs................................... (a)2,523,585     (a)1,878,431     (a)1,647,261     (a)1,361,528
                                                         (b)82,747        (b)62,257        (b)55,881        (b)48,371

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV.......................................... (a)$12.546       (a)$13.406       (a)$11.275       (a)$13.031
                                                         (b)$12.268       (b)$13.077       (b)$10.971       (b)$12.648
 Ending AUV............................................. (a)$13.406       (a)$11.275       (a)$13.031       (a)$15.483
                                                         (b)$13.077       (b)$10.971       (b)$12.648       (b)$14.990
 Ending Number of AUs................................... (a)2,306,293     (a)1,952,732     (a)1,644,720     (a)1,448,376
                                                         (b)63,755        (b)50,013        (b)38,232        (b)36,109

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV.......................................... (a)$13.386       (a)$14.119       (a)$11.988       (a)$14.320
                                                         (b)$13.083       (b)$13.766       (b)$11.659       (b)$13.892
 Ending AUV............................................. (a)$14.119       (a)$11.988       (a)$14.320       (a)$17.214
                                                         (b)$13.766       (b)$11.659       (b)$13.892       (b)$16.657
 Ending Number of AUs................................... (a)3,197,393     (a)2,646,481     (a)2,225,815     (a)1,975,099
                                                         (b)138,753       (b)110,387       (b)94,815        (b)85,259

---------------------------------------------------------



                                                            FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                               ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                          12/31/14         12/31/15         12/31/16
======================================================== ================ ================ ===============
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV.......................................... (a)$23.067       (a)$22.642       (a)$21.660
                                                         (b)$22.329       (b)$21.863       (b)$20.863
 Ending AUV............................................. (a)$22.642       (a)$21.660       (a)$21.613
                                                         (b)$21.863       (b)$20.863       (b)$20.766
 Ending Number of AUs................................... (a)769,979       (a)661,042       (a)553,902
                                                         (b)24,841        (b)24,598        (b)20,771

---------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$26.781       (a)$27.483       (a)$26.736
                                                         (b)$25.921       (b)$26.534       (b)$25.749
 Ending AUV............................................. (a)$27.483       (a)$26.736       (a)$27.825
                                                         (b)$26.534       (b)$25.749       (b)$26.731
 Ending Number of AUs................................... (a)772,746       (a)675,815       (a)584,127
                                                         (b)20,406        (b)19,344        (b)12,918

---------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV.......................................... (a)$20.734       (a)$21.476       (a)$21.266
                                                         (b)$20.073       (b)$20.739       (b)$20.485
 Ending AUV............................................. (a)$21.476       (a)$21.266       (a)$21.253
                                                         (b)$20.739       (b)$20.485       (b)$20.422
 Ending Number of AUs................................... (a)2,410,141     (a)2,070,842     (a)1,855,127
                                                         (b)109,428       (b)97,509        (b)75,678

---------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$46.201       (a)$48.894       (a)$48.230
                                                         (b)$44.730       (b)$47.219       (b)$46.461
 Ending AUV............................................. (a)$48.894       (a)$48.230       (a)$51.019
                                                         (b)$47.219       (b)$46.461       (b)$49.026
 Ending Number of AUs................................... (a)954,687       (a)815,249       (a)687,036
                                                         (b)39,940        (b)35,774        (b)34,202

---------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV.......................................... (a)$41.909       (a)$47.100       (a)$45.380
                                                         (b)$40.574       (b)$45.486       (b)$43.716
 Ending AUV............................................. (a)$47.100       (a)$45.380       (a)$51.648
                                                         (b)$45.486       (b)$43.716       (b)$49.630
 Ending Number of AUs................................... (a)1,561,369     (a)1,369,174     (a)1,190,676
                                                         (b)42,258        (b)31,467        (b)23,308

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/6/00)
 Beginning AUV.......................................... (a)$9.241        (a)$9.441        (a)$9.237
                                                         (b)$8.953        (b)$9.124        (b)$8.904
 Ending AUV............................................. (a)$9.441        (a)$9.237        (a)$9.454
                                                         (b)$9.124        (b)$8.904        (b)$9.091
 Ending Number of AUs................................... (a)595,775       (a)566,942       (a)469,259
                                                         (b)35,756        (b)30,715        (b)14,799

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV.......................................... (a)$27.920       (a)$27.732       (a)$26.140
                                                         (b)$27.062       (b)$26.812       (b)$25.211
 Ending AUV............................................. (a)$27.732       (a)$26.140       (a)$30.446
                                                         (b)$26.812       (b)$25.211       (b)$29.290
 Ending Number of AUs................................... (a)1,105,450     (a)931,690       (a)818,453
                                                         (b)38,434        (b)34,903        (b)32,886

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV.......................................... (a)$15.483       (a)$13.960       (a)$13.786
                                                         (b)$14.990       (b)$13.482       (b)$13.281
 Ending AUV............................................. (a)$13.960       (a)$13.786       (a)$13.313
                                                         (b)$13.482       (b)$13.281       (b)$12.793
 Ending Number of AUs................................... (a)1,299,742     (a)1,196,892     (a)1,059,475
                                                         (b)47,041        (b)43,682        (b)34,391

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV.......................................... (a)$17.214       (a)$15.351       (a)$14.877
                                                         (b)$16.657       (b)$14.818       (b)$14.325
 Ending AUV............................................. (a)$15.351       (a)$14.877       (a)$14.875
                                                         (b)$14.818       (b)$14.325       (b)$14.286
 Ending Number of AUs................................... (a)1,717,703     (a)1,493,682     (a)1,320,286
                                                         (b)75,291        (b)59,269        (b)44,312

---------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-3



                                                          FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                             ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                        12/31/07         12/31/08         12/31/09
====================================================== ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$9.705        (a)$11.150       (a)$5.588
                                                       (b)$9.544        (b)$10.938       (b)$5.468
 Ending AUV........................................... (a)$11.150       (a)$5.588        (a)$9.117
                                                       (b)$10.938       (b)$5.468        (b)$8.899
 Ending Number of AUs................................. (a)561,053       (a)466,691       (a)710,954
                                                       (b)78,472        (b)67,059        (b)58,929

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$14.139       (a)$13.601       (a)$8.600
                                                       (b)$13.968       (b)$13.404       (b)$8.454
 Ending AUV........................................... (a)$13.601       (a)$8.600        (a)$10.877
                                                       (b)$13.404       (b)$8.454        (b)$10.665
 Ending Number of AUs................................. (a)8,018,169     (a)6,084,221     (a)4,927,721
                                                       (b)459,227       (b)393,682       (b)329,381

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$15.454       (a)$15.605       (a)$10.419
                                                       (b)$15.259       (b)$15.370       (b)$10.236
 Ending AUV........................................... (a)$15.605       (a)$10.419       (a)$12.736
                                                       (b)$15.370       (b)$10.236       (b)$12.481
 Ending Number of AUs................................. (a)6,255,093     (a)4,659,922     (a)3,897,412
                                                       (b)353,339       (b)286,514       (b)230,417

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV........................................ (a)$13.758       (a)$14.016       (a)$8.777
                                                       (b)$13.586       (b)$13.806       (b)$8.624
 Ending AUV........................................... (a)$14.016       (a)$8.777        (a)$10.278
                                                       (b)$13.806       (b)$8.624        (b)$10.074
 Ending Number of AUs................................. (a)5,595,948     (a)4,240,866     (a)3,455,204
                                                       (b)369,241       (b)309,245       (b)263,854

-------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV........................................ (a)$15.079       (a)$14.938       (a)$8.922
                                                       (b)$14.902       (b)$14.726       (b)$8.773
 Ending AUV........................................... (a)$14.938       (a)$8.922        (a)$11.126
                                                       (b)$14.726       (b)$8.773        (b)$10.914
 Ending Number of AUs................................. (a)4,942,307     (a)3,430,895     (a)2,653,324
                                                       (b)325,265       (b)232,371       (b)193,997

-------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 4/5/99)
 Beginning AUV........................................ (a)$10.888       (a)$12.541       (a)$6.996
                                                       (b)$10.725       (b)$12.323       (b)$6.857
 Ending AUV........................................... (a)$12.541       (a)$6.996        (a)$9.814
                                                       (b)$12.323       (b)$6.857        (b)$9.594
 Ending Number of AUs................................. (a)5,245,424     (a)3,979,326     (a)3,369,696
                                                       (b)404,791       (b)270,281       (b)232,540

-------------------------------------------------------
NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV........................................ (a)$48.529       (a)$67.013       (a)$33.134
                                                       (b)$47.807       (b)$65.852       (b)$32.479
 Ending AUV........................................... (a)$67.013       (a)$33.134       (a)$51.584
                                                       (b)$65.852       (b)$32.479       (b)$50.438
 Ending Number of AUs................................. (a)2,128,120     (a)1,451,926     (a)1,237,929
                                                       (b)67,125        (b)45,528        (b)42,997

-------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV........................................ (a)$31.578       (a)$26.640       (a)$14.721
                                                       (b)$31.103       (b)$26.174       (b)$14.427
 Ending AUV........................................... (a)$26.640       (a)$14.721       (a)$18.818
                                                       (b)$26.174       (b)$14.427       (b)$18.397
 Ending Number of AUs................................. (a)2,320,753     (a)1,697,283     (a)1,311,337
                                                       (b)53,323        (b)43,728        (b)33,564

-------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV........................................ (a)N/A           (a)N/A           (a)N/A
                                                       (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................... (a)N/A           (a)N/A           (a)N/A
                                                       (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................. (a)N/A           (a)N/A           (a)N/A
                                                       (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------



                                                          FISCAL YEAR      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                             ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                        12/31/10         12/31/11         12/31/12         12/31/13
====================================================== ================ ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$9.117        (a)$10.736       (a)$9.898        (a)$11.055
                                                       (b)$8.899        (b)$10.453       (b)$9.613        (b)$10.709
 Ending AUV........................................... (a)$10.736       (a)$9.898        (a)$11.055       (a)$15.222
                                                       (b)$10.453       (b)$9.613        (b)$10.709       (b)$14.710
 Ending Number of AUs................................. (a)467,275       (a)378,933       (a)289,109       (a)254,550
                                                       (b)44,908        (b)40,145        (b)37,598        (b)29,967

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$10.877       (a)$12.394       (a)$11.949       (a)$13.996
                                                       (b)$10.665       (b)$12.122       (b)$11.658       (b)$13.621
 Ending AUV........................................... (a)$12.394       (a)$11.949       (a)$13.996       (a)$18.701
                                                       (b)$12.122       (b)$11.658       (b)$13.621       (b)$18.155
 Ending Number of AUs................................. (a)4,114,051     (a)3,304,110     (a)2,690,724     (a)2,318,217
                                                       (b)290,160       (b)243,140       (b)210,270       (b)177,375

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$12.736       (a)$14.073       (a)$13.547       (a)$15.256
                                                       (b)$12.481       (b)$13.757       (b)$13.210       (b)$14.840
 Ending AUV........................................... (a)$14.073       (a)$13.547       (a)$15.256       (a)$20.102
                                                       (b)$13.757       (b)$13.210       (b)$14.840       (b)$19.504
 Ending Number of AUs................................. (a)3,253,934     (a)2,654,417     (a)2,190,069     (a)1,838,521
                                                       (b)193,272       (b)156,160       (b)128,871       (b)105,020

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV........................................ (a)$10.278       (a)$11.885       (a)$10.994       (a)$12.137
                                                       (b)$10.074       (b)$11.620       (b)$10.722       (b)$11.806
 Ending AUV........................................... (a)$11.885       (a)$10.994       (a)$12.137       (a)$16.246
                                                       (b)$11.620       (b)$10.722       (b)$11.806       (b)$15.765
 Ending Number of AUs................................. (a)2,955,373     (a)2,353,048     (a)1,879,112     (a)1,559,008
                                                       (b)211,672       (b)170,264       (b)143,431       (b)125,675

-------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV........................................ (a)$11.126       (a)$13.745       (a)$12.994       (a)$14.659
                                                       (b)$10.914       (b)$13.448       (b)$12.682       (b)$14.272
 Ending AUV........................................... (a)$13.745       (a)$12.994       (a)$14.659       (a)$18.818
                                                       (b)$13.448       (b)$12.682       (b)$14.272       (b)$18.274
 Ending Number of AUs................................. (a)2,282,157     (a)1,849,361     (a)1,469,405     (a)1,214,256
                                                       (b)159,779       (b)126,614       (b)115,351       (b)91,258

-------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 4/5/99)
 Beginning AUV........................................ (a)$9.814        (a)$12.126       (a)$11.234       (a)$12.841
                                                       (b)$9.594        (b)$11.825       (b)$10.929       (b)$12.461
 Ending AUV........................................... (a)$12.126       (a)$11.234       (a)$12.841       (a)$18.013
                                                       (b)$11.825       (b)$10.929       (b)$12.461       (b)$17.436
 Ending Number of AUs................................. (a)2,745,127     (a)2,243,721     (a)1,919,217     (a)1,621,435
                                                       (b)243,843       (b)222,417       (b)197,436       (b)97,150

-------------------------------------------------------
NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV........................................ (a)$51.584       (a)$59.037       (a)$46.364       (a)$47.271
                                                       (b)$50.438       (b)$57.580       (b)$45.107       (b)$45.875
 Ending AUV........................................... (a)$59.037       (a)$46.364       (a)$47.271       (a)$49.260
                                                       (b)$57.580       (b)$45.107       (b)$45.875       (b)$47.686
 Ending Number of AUs................................. (a)994,268       (a)849,708       (a)676,610       (a)566,028
                                                       (b)34,461        (b)29,980        (b)23,475        (b)19,384

-------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV........................................ (a)$18.818       (a)$22.221       (a)$23.670       (a)$27.330
                                                       (b)$18.397       (b)$21.670       (b)$23.025       (b)$26.519
 Ending AUV........................................... (a)$22.221       (a)$23.670       (a)$27.330       (a)$26.357
                                                       (b)$21.670       (b)$23.025       (b)$26.519       (b)$25.510
 Ending Number of AUs................................. (a)1,144,274     (a)984,953       (a)914,168       (a)778,803
                                                       (b)29,331        (b)20,242        (b)17,746        (b)16,741

-------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV........................................ (a)N/A           (a)N/A           (a)$12.040       (a)$12.166
                                                       (b)N/A           (b)N/A           (b)$11.975       (b)$12.080
 Ending AUV........................................... (a)N/A           (a)N/A           (a)$12.166       (a)$11.355
                                                       (b)N/A           (b)N/A           (b)$12.080       (b)$11.247
 Ending Number of AUs................................. (a)N/A           (a)N/A           (a)44,037        (a)88,867
                                                       (b)N/A           (b)N/A           (b)2,085         (b)3,124

-------------------------------------------------------



                                                          FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                             ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                        12/31/14         12/31/15         12/31/16
====================================================== ================ ================ ===============
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$15.222       (a)$16.217       (a)$16.731
                                                       (b)$14.710       (b)$15.632       (b)$16.087
 Ending AUV........................................... (a)$16.217       (a)$16.731       (a)$16.812
                                                       (b)$15.632       (b)$16.087       (b)$16.125
 Ending Number of AUs................................. (a)229,628       (a)212,806       (a)192,579
                                                       (b)33,369        (b)23,706        (b)22,397

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$18.701       (a)$20.095       (a)$18.566
                                                       (b)$18.155       (b)$19.459       (b)$17.934
 Ending AUV........................................... (a)$20.095       (a)$18.566       (a)$21.393
                                                       (b)$19.459       (b)$17.934       (b)$20.613
 Ending Number of AUs................................. (a)1,948,680     (a)1,694,885     (a)1,443,767
                                                       (b)157,605       (b)147,894       (b)127,809

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 10/15/01)
 Beginning AUV........................................ (a)$20.102       (a)$21.772       (a)$20.733
                                                       (b)$19.504       (b)$21.072       (b)$20.016
 Ending AUV........................................... (a)$21.772       (a)$20.733       (a)$24.389
                                                       (b)$21.072       (b)$20.016       (b)$23.487
 Ending Number of AUs................................. (a)1,557,797     (a)1,348,973     (a)1,143,705
                                                       (b)93,645        (b)81,843        (b)71,877

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV........................................ (a)$16.246       (a)$17.226       (a)$16.480
                                                       (b)$15.765       (b)$16.674       (b)$15.912
 Ending AUV........................................... (a)$17.226       (a)$16.480       (a)$19.010
                                                       (b)$16.674       (b)$15.912       (b)$18.309
 Ending Number of AUs................................. (a)1,319,255     (a)1,092,287     (a)921,560
                                                       (b)117,530       (b)113,468       (b)93,013

-------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV........................................ (a)$18.818       (a)$20.670       (a)$19.587
                                                       (b)$18.274       (b)$20.023       (b)$18.926
 Ending AUV........................................... (a)$20.670       (a)$19.587       (a)$22.455
                                                       (b)$20.023       (b)$18.926       (b)$21.644
 Ending Number of AUs................................. (a)1,014,125     (a)882,819       (a)722,693
                                                       (b)71,544        (b)66,471        (b)52,864

-------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 4/5/99)
 Beginning AUV........................................ (a)$18.013       (a)$19.740       (a)$20.023
                                                       (b)$17.436       (b)$19.060       (b)$19.285
 Ending AUV........................................... (a)$19.740       (a)$20.023       (a)$19.761
                                                       (b)$19.060       (b)$19.285       (b)$18.986
 Ending Number of AUs................................. (a)1,355,160     (a)1,205,347     (a)1,031,926
                                                       (b)84,206        (b)72,935        (b)60,050

-------------------------------------------------------
NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV........................................ (a)$49.260       (a)$39.526       (a)$30.601
                                                       (b)$47.686       (b)$38.167       (b)$29.475
 Ending AUV........................................... (a)$39.526       (a)$30.601       (a)$39.171
                                                       (b)$38.167       (b)$29.475       (b)$37.635
 Ending Number of AUs................................. (a)491,072       (a)417,611       (a)371,640
                                                       (b)17,048        (b)16,099        (b)13,095

-------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV........................................ (a)$26.357       (a)$33.689       (a)$33.786
                                                       (b)$25.510       (b)$32.525       (b)$32.538
 Ending AUV........................................... (a)$33.689       (a)$33.786       (a)$36.149
                                                       (b)$32.525       (b)$32.538       (b)$34.727
 Ending Number of AUs................................. (a)696,197       (a)619,984       (a)527,445
                                                       (b)15,432        (b)14,561        (b)11,543

-------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV........................................ (a)$11.355       (a)$11.367       (a)$11.044
                                                       (b)$11.247       (b)$11.230       (b)$10.883
 Ending AUV........................................... (a)$11.367       (a)$11.044       (a)$11.280
                                                       (b)$11.230       (b)$10.883       (b)$11.089
 Ending Number of AUs................................. (a)124,008       (a)123,740       (a)121,614
                                                       (b)3,016         (b)6,471         (b)7,281

-------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-4



                                                              FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                 ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                             12/31/07          12/31/08          12/31/09
========================================================== ================= ================= =================
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV............................................ (a)$33.154        (a)$37.424        (a)$21.843
                                                           (b)$32.663        (b)$36.777        (b)$21.412
 Ending AUV............................................... (a)$37.424        (a)$21.843        (a)$30.342
                                                           (b)$36.777        (b)$21.412        (b)$29.669
 Ending Number of AUs..................................... (a)7,407,003      (a)5,596,463      (a)4,495,276
                                                           (b)149,503        (b)110,672        (b)94,069

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH**- SAST Class 1 Shares
(Inception Date - 12/29/00)
 Beginning AUV............................................ (a)$12.206        (a)$13.663        (a)$7.964
                                                           (b)$12.021        (b)$13.423        (b)$7.804
 Ending AUV............................................... (a)$13.663        (a)$7.964         (a)$10.252
                                                           (b)$13.423        (b)$7.804         (b)$10.021
 Ending Number of AUs..................................... (a)3,251,304      (a)2,359,841      (a)1,655,121
                                                           (b)325,864        (b)212,942        (b)167,436

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV............................................ (a)$21.404        (a)$22.251        (a)$23.027
                                                           (b)$21.128        (b)$21.909        (b)$22.616
 Ending AUV............................................... (a)$22.251        (a)$23.027        (a)$25.309
                                                           (b)$21.909        (b)$22.616        (b)$24.794
 Ending Number of AUs..................................... (a)1,208,608      (a)1,240,581      (a)1,682,150
                                                           (b)25,974         (b)17,887         (b)35,334

-----------------------------------------------------------
SA LEGG MASON BM LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV............................................ (a)$39.032        (a)$40.618        (a)$24.739
                                                           (b)$38.448        (b)$39.910        (b)$24.247
 Ending AUV............................................... (a)$40.618        (a)$24.739        (a)$32.530
                                                           (b)$39.910        (b)$24.247        (b)$31.804
 Ending Number of AUs..................................... (a)16,708,780     (a)12,509,711     (a)10,122,293
                                                           (b)648,516        (b)500,635        (b)427,333

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV............................................ (a)$23.492        (a)$25.584        (a)$17.024
                                                           (b)$23.147        (b)$25.145        (b)$16.690
 Ending AUV............................................... (a)$25.584        (a)$17.024        (a)$21.251
                                                           (b)$25.145        (b)$16.690        (b)$20.782
 Ending Number of AUs..................................... (a)2,322,220      (a)1,820,283      (a)1,576,830
                                                           (b)130,487        (b)83,221         (b)61,694

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
 Beginning AUV............................................ (a)$28.098        (a)$28.848        (a)$22.156
                                                           (b)$27.694        (b)$28.362        (b)$21.728
 Ending AUV............................................... (a)$28.848        (a)$22.156        (a)$25.854
                                                           (b)$28.362        (b)$21.728        (b)$25.292
 Ending Number of AUs..................................... (a)8,455,282      (a)6,459,511      (a)5,251,645
                                                           (b)602,972        (b)454,782        (b)384,218

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 8/11/03)*
 Beginning AUV............................................ (a)$18.363        (a)$18.366        (a)$11.728
                                                           (b)$18.140        (b)$18.098        (b)$11.528
 Ending AUV............................................... (a)$18.366        (a)$11.728        (a)$16.419
                                                           (b)$18.098        (b)$11.528        (b)$16.099
 Ending Number of AUs..................................... (a)1,549,901      (a)1,145,139      (a)906,916
                                                           (b)55,513         (b)44,307         (b)31,739

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/12)*
 Beginning AUV............................................ (a)N/A            (a)N/A            (a)N/A
                                                           (b)N/A            (b)N/A            (b)N/A
 Ending AUV............................................... (a)N/A            (a)N/A            (a)N/A
                                                           (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs..................................... (a)N/A            (a)N/A            (a)N/A
                                                           (b)N/A            (b)N/A            (b)N/A

-----------------------------------------------------------



                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                 ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                            12/31/10         12/31/11         12/31/12         12/31/13
========================================================== ================ ================ ================ ================
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV............................................ (a)$30.342       (a)$32.944       (a)$31.701       (a)$36.404
                                                           (b)$29.669       (b)$32.132       (b)$30.842       (b)$35.330
 Ending AUV............................................... (a)$32.944       (a)$31.701       (a)$36.404       (a)$49.282
                                                           (b)$32.132       (b)$30.842       (b)$35.330       (b)$47.709
 Ending Number of AUs..................................... (a)3,769,942     (a)3,187,476     (a)2,742,461     (a)2,296,708
                                                           (b)70,800        (b)61,287        (b)51,200        (b)47,267

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH**- SAST Class 1 Shares
(Inception Date - 12/29/00)
 Beginning AUV............................................ (a)$10.252       (a)$11.855       (a)$11.508       (a)$12.610
                                                           (b)$10.021       (b)$11.559       (b)$11.193       (b)$12.234
 Ending AUV............................................... (a)$11.855       (a)$11.508       (a)$12.610       (a)$16.730
                                                           (b)$11.559       (b)$11.193       (b)$12.234       (b)$16.191
 Ending Number of AUs..................................... (a)1,326,403     (a)1,079,220     (a)961,733       (a)912,354
                                                           (b)135,016       (b)104,636       (b)99,587        (b)78,582

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV............................................ (a)$25.309       (a)$26.507       (a)$27.770       (a)$29.340
                                                           (b)$24.794       (b)$25.904       (b)$27.070       (b)$28.530
 Ending AUV............................................... (a)$26.507       (a)$27.770       (a)$29.340       (a)$27.861
                                                           (b)$25.904       (b)$27.070       (b)$28.530       (b)$27.024
 Ending Number of AUs..................................... (a)1,740,549     (a)1,611,886     (a)1,538,096     (a)1,218,369
                                                           (b)36,659        (b)44,311        (b)52,899        (b)47,485

-----------------------------------------------------------
SA LEGG MASON BM LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV............................................ (a)$32.530       (a)$35.942       (a)$33.903       (a)$37.636
                                                           (b)$31.804       (b)$35.052       (b)$32.980       (b)$36.520
 Ending AUV............................................... (a)$35.942       (a)$33.903       (a)$37.636       (a)$49.555
                                                           (b)$35.052       (b)$32.980       (b)$36.520       (b)$47.966
 Ending Number of AUs..................................... (a)8,430,928     (a)6,925,429     (a)5,837,630     (a)4,961,588
                                                           (b)293,423       (b)238,514       (b)201,071       (b)182,395

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV............................................ (a)$21.251       (a)$23.272       (a)$22.483       (a)$26.384
                                                           (b)$20.782       (b)$22.701       (b)$21.877       (b)$25.609
 Ending AUV............................................... (a)$23.272       (a)$22.483       (a)$26.384       (a)$34.256
                                                           (b)$22.701       (b)$21.877       (b)$25.609       (b)$33.167
 Ending Number of AUs..................................... (a)1,246,247     (a)1,052,937     (a)894,483       (a)768,871
                                                           (b)41,674        (b)37,181        (b)27,941        (b)26,543

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
 Beginning AUV............................................ (a)$25.854       (a)$28.020       (a)$28.129       (a)$30.839
                                                           (b)$25.292       (b)$27.342       (b)$27.380       (b)$29.943
 Ending AUV............................................... (a)$28.020       (a)$28.129       (a)$30.839       (a)$36.148
                                                           (b)$27.342       (b)$27.380       (b)$29.943       (b)$35.010
 Ending Number of AUs..................................... (a)4,373,784     (a)3,554,667     (a)2,996,408     (a)2,554,481
                                                           (b)294,309       (b)253,589       (b)214,874       (b)186,941

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 8/11/03)*
 Beginning AUV............................................ (a)$16.419       (a)$20.299       (a)$18.349       (a)$21.380
                                                           (b)$16.099       (b)$19.853       (b)$17.901       (b)$20.806
 Ending AUV............................................... (a)$20.299       (a)$18.349       (a)$21.380       (a)$28.945
                                                           (b)$19.853       (b)$17.901       (b)$20.806       (b)$28.098
 Ending Number of AUs..................................... (a)1,012,851     (a)797,817       (a)666,960       (a)560,194
                                                           (b)30,313        (b)20,148        (b)17,389        (b)13,605

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/12)*
 Beginning AUV............................................ (a)N/A           (a)N/A           (a)$10.128       (a)$10.747
                                                           (b)N/A           (b)N/A           (b)$9.972        (b)$10.563
 Ending AUV............................................... (a)N/A           (a)N/A           (a)$10.747       (a)$14.294
                                                           (b)N/A           (b)N/A           (b)$10.563       (b)$14.015
 Ending Number of AUs..................................... (a)N/A           (a)N/A           (a)7,120         (a)34,791
                                                           (b)N/A           (b)N/A           (b)233           (b)2,085

-----------------------------------------------------------



                                                              FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                 ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/14         12/31/15         12/31/16
========================================================== ================ ================ ===============
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV............................................ (a)$49.282       (a)$55.414       (a)$60.724
                                                           (b)$47.709       (b)$53.511       (b)$58.492
 Ending AUV............................................... (a)$55.414       (a)$60.724       (a)$61.494
                                                           (b)$53.511       (b)$58.492       (b)$59.086
 Ending Number of AUs..................................... (a)1,994,656     (a)1,732,354     (a)1,536,422
                                                           (b)42,882        (b)37,024        (b)37,869

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH**- SAST Class 1 Shares
(Inception Date - 12/29/00)
 Beginning AUV............................................ (a)$16.730       (a)$18.328       (a)$18.100
                                                           (b)$16.191       (b)$17.694       (b)$17.430
 Ending AUV............................................... (a)$18.328       (a)$18.100       (a)$17.570
                                                           (b)$17.694       (b)$17.430       (b)$16.877
 Ending Number of AUs..................................... (a)739,805       (a)638,893       (a)541,694
                                                           (b)68,504        (b)34,485        (b)18,340

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV............................................ (a)$27.861       (a)$28.761       (a)$28.294
                                                           (b)$27.024       (b)$27.827       (b)$27.307
 Ending AUV............................................... (a)$28.761       (a)$28.294       (a)$28.808
                                                           (b)$27.827       (b)$27.307       (b)$27.734
 Ending Number of AUs..................................... (a)1,035,607     (a)905,913       (a)797,628
                                                           (b)38,366        (b)37,075        (b)30,680

-----------------------------------------------------------
SA LEGG MASON BM LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV............................................ (a)$49.555       (a)$52.096       (a)$51.984
                                                           (b)$47.966       (b)$50.300       (b)$50.066
 Ending AUV............................................... (a)$52.096       (a)$51.984       (a)$58.675
                                                           (b)$50.300       (b)$50.066       (b)$56.370
 Ending Number of AUs..................................... (a)4,269,390     (a)3,681,971     (a)3,208,548
                                                           (b)163,253       (b)129,987       (b)114,014

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV............................................ (a)$34.256       (a)$37.408       (a)$36.925
                                                           (b)$33.167       (b)$36.129       (b)$35.573
 Ending AUV............................................... (a)$37.408       (a)$36.925       (a)$39.510
                                                           (b)$36.129       (b)$35.573       (b)$37.968
 Ending Number of AUs..................................... (a)668,728       (a)578,993       (a)518,096
                                                           (b)25,722        (b)22,876        (b)22,154

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
 Beginning AUV............................................ (a)$36.148       (a)$38.611       (a)$37.854
                                                           (b)$35.010       (b)$37.302       (b)$36.479
 Ending AUV............................................... (a)$38.611       (a)$37.854       (a)$40.667
                                                           (b)$37.302       (b)$36.479       (b)$39.092
 Ending Number of AUs..................................... (a)2,199,491     (a)1,869,082     (a)1,626,681
                                                           (b)174,620       (b)153,440       (b)155,555

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 8/11/03)*
 Beginning AUV............................................ (a)$28.945       (a)$31.035       (a)$28.710
                                                           (b)$28.098       (b)$30.052       (b)$27.732
 Ending AUV............................................... (a)$31.035       (a)$28.710       (a)$35.248
                                                           (b)$30.052       (b)$27.732       (b)$33.962
 Ending Number of AUs..................................... (a)442,414       (a)390,227       (a)346,764
                                                           (b)12,720        (b)12,223        (b)12,601

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/12)*
 Beginning AUV............................................ (a)$14.294       (a)$14.046       (a)$12.771
                                                           (b)$14.015       (b)$13.738       (b)$12.459
 Ending AUV............................................... (a)$14.046       (a)$12.771       (a)$16.423
                                                           (b)$13.738       (b)$12.459       (b)$15.982
 Ending Number of AUs..................................... (a)44,390        (a)39,070        (a)71,965
                                                           (b)1,771         (b)1,868         (b)3,652

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.



        * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.
        ** On June 30, 2016, the SA Marisco Focused Growth Portfolio was renamed SA Janus Focused Portfolio.


                                      A-5



                                                       FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                          ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                     12/31/07         12/31/08         12/31/09
=================================================== ================ ================ ================
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 6/18/12)*
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 7/16/12)*
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV..................................... (a)$2.403        (a)$2.886        (a)$1.389
                                                    (b)$2.368        (b)$2.836        (b)$1.362
 Ending AUV........................................ (a)$2.886        (a)$1.389        (a)$2.058
                                                    (b)$2.836        (b)$1.362        (b)$2.012
 Ending Number of AUs.............................. (a)5,972,375     (a)3,627,861     (a)4,763,506
                                                    (b)279,894       (b)180,117       (b)195,746

----------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 6/6/97)
 Beginning AUV..................................... (a)$15.191       (a)$18.091       (a)$11.146
                                                    (b)$14.969       (b)$17.782       (b)$10.928
 Ending AUV........................................ (a)$18.091       (a)$11.146       (a)$14.499
                                                    (b)$17.782       (b)$10.928       (b)$14.180
 Ending Number of AUs.............................. (a)1,658,591     (a)1,199,535     (a)942,786
                                                    (b)43,307        (b)33,022        (b)25,653

----------------------------------------------------
ULTRA SHORT BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV..................................... (a)$13.394       (a)$13.787       (a)$13.740
                                                    (b)$13.197       (b)$13.550       (b)$13.470
 Ending AUV........................................ (a)$13.787       (a)$13.740       (a)$13.539
                                                    (b)$13.550       (b)$13.470       (b)$13.240
 Ending Number of AUs.............................. (a)8,010,993     (a)9,356,176     (a)5,757,268
                                                    (b)227,039       (b)273,162       (b)139,013

----------------------------------------------------



                                                       FISCAL YEAR      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                          ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                     12/31/10         12/31/11         12/31/12         12/31/13
=================================================== ================ ================ ================ ================
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 6/18/12)*
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)$10.034       (a)$10.517
                                                    (b)N/A           (b)N/A           (b)$10.020       (b)$10.510
 Ending AUV........................................ (a)N/A           (a)N/A           (a)$10.517       (a)$12.134
                                                    (b)N/A           (b)N/A           (b)$10.510       (b)$11.479
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)4,627         (a)25,828
                                                    (b)N/A           (b)N/A           (b)0             (b)0

----------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 7/16/12)*
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)$9.999        (a)$10.416
                                                    (b)N/A           (b)N/A           (b)$9.999        (b)$10.418
 Ending AUV........................................ (a)N/A           (a)N/A           (a)$10.416       (a)$12.060
                                                    (b)N/A           (b)N/A           (b)$10.418       (b)$11.420
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)3,853         (a)32,843
                                                    (b)N/A           (b)N/A           (b)0             (b)0

----------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV..................................... (a)$2.058        (a)$2.437        (a)$2.271        (a)$2.410
                                                    (b)$2.012        (b)$2.377        (b)$2.210        (b)$2.339
 Ending AUV........................................ (a)$2.437        (a)$2.271        (a)$2.410        (a)$2.989
                                                    (b)$2.377        (b)$2.210        (b)$2.339        (b)$2.894
 Ending Number of AUs.............................. (a)3,676,676     (a)2,936,389     (a)2,605,570     (a)2,280,934
                                                    (b)168,495       (b)105,951       (b)134,510       (b)114,529

----------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 6/6/97)
 Beginning AUV..................................... (a)$14.499       (a)$16.219       (a)$16.975       (a)$18.972
                                                    (b)$14.180       (b)$15.823       (b)$16.519       (b)$18.416
 Ending AUV........................................ (a)$16.219       (a)$16.975       (a)$18.972       (a)$22.419
                                                    (b)$15.823       (b)$16.519       (b)$18.416       (b)$21.708
 Ending Number of AUs.............................. (a)785,095       (a)734,326       (a)609,591       (a)526,116
                                                    (b)19,923        (b)15,853        (b)12,765        (b)12,680

----------------------------------------------------
ULTRA SHORT BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV..................................... (a)$13.539       (a)$13.303       (a)$13.066       (a)$12.838
                                                    (b)$13.240       (b)$12.977       (b)$12.714       (b)$12.460
 Ending AUV........................................ (a)$13.303       (a)$13.066       (a)$12.838       (a)$12.612
                                                    (b)$12.977       (b)$12.714       (b)$12.460       (b)$12.210
 Ending Number of AUs.............................. (a)4,608,185     (a)3,353,681     (a)2,554,602     (a)2,327,100
                                                    (b)132,926       (b)98,384        (b)105,859       (b)95,623

----------------------------------------------------



                                                       FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                          ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                     12/31/14         12/31/15         12/31/16
=================================================== ================ ================ ===============
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 6/18/12)*
 Beginning AUV..................................... (a)$12.134       (a)$12.468       (a)$11.647
                                                    (b)$11.479       (b)$12.397       (b)$11.552
 Ending AUV........................................ (a)$12.468       (a)$11.647       (a)$11.988
                                                    (b)$12.397       (b)$11.552       (b)$11.861
 Ending Number of AUs.............................. (a)41,856        (a)44,044        (a)28,810
                                                    (b)0             (b)0             (b)0

----------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 7/16/12)*
 Beginning AUV..................................... (a)$12.060       (a)$12.389       (a)$11.542
                                                    (b)$11.420       (b)$12.330       (b)$11.457
 Ending AUV........................................ (a)$12.389       (a)$11.542       (a)$11.953
                                                    (b)$12.330       (b)$11.457       (b)$11.837
 Ending Number of AUs.............................. (a)36,571        (a)33,598        (a)31,413
                                                    (b)0             (b)0             (b)0

----------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV..................................... (a)$2.989        (a)$3.675        (a)$3.985
                                                    (b)$2.894        (b)$3.549        (b)$3.839
 Ending AUV........................................ (a)$3.675        (a)$3.985        (a)$4.586
                                                    (b)$3.549        (b)$3.839        (b)$4.406
 Ending Number of AUs.............................. (a)2,116,724     (a)1,956,180     (a)1,547,627
                                                    (b)99,520        (b)67,090        (b)44,657

----------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 6/6/97)
 Beginning AUV..................................... (a)$22.419       (a)$24.839       (a)$21.520
                                                    (b)$21.708       (b)$23.991       (b)$20.733
 Ending AUV........................................ (a)$24.839       (a)$21.520       (a)$23.436
                                                    (b)$23.991       (b)$20.733       (b)$22.523
 Ending Number of AUs.............................. (a)469,382       (a)389,666       (a)341,222
                                                    (b)12,963        (b)11,600        (b)10,177

----------------------------------------------------
ULTRA SHORT BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV..................................... (a)$12.612       (a)$12.387       (a)$12.174
                                                    (b)$12.210       (b)$11.962       (b)$11.728
 Ending AUV........................................ (a)$12.387       (a)$12.174       (a)$11.980
                                                    (b)$11.962       (b)$11.728       (b)$11.512
 Ending Number of AUs.............................. (a)2,148,703     (a)1,853,581     (a)1,594,006
                                                    (b)94,687        (b)50,563        (b)41,927

----------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.



        * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                             [(1+I/(1+J+L)]N/12 - 1

     where:

      I is the interest rate you are earning on the money invested in the Fixed Account;

      J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

      N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

      L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     o If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     o If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     o If a withdrawal or transfer is made to pay contract fees and charges;

     o     To pay a death benefit; and

     o     Upon beginning an income option, if occurring on the Latest Annuity
           Date.


EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

  (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

  (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

  (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

                                      B-1

  (4)   Your contract was issued in a state where L = 0.005.


POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.


POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER JUNE 1, 2004:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  the lesser of:

              (1)    Continuation Net Purchase Payments; or

              (2)    125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


                                      C-1



          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a.  Contract value; or

          b.  the lesser of:

              (1)    Continuation Net Purchase Payments; or

              (2)    125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   The contract value; or

     2. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.


MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal


                                      C-2



          reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus


                                      C-3



Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      C-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




   PROSPECTUS PROVISION                     AVAILABILITY OR VARIATION                    ISSUE STATE
Administration Charge     Contract Maintenance Fee is $30.                             New Mexico
                                                                                       North Dakota
Market Value Adjustment   L equal to 0.0025                                            Florida
Premium Tax               We deduct premium tax charges of 0.50% for Qualified         California
                            contracts and 2.35% for Non-Qualified contracts based
                          on contract value when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                            contracts based on total Purchase Payments when
                          you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                            contracts based on contract value when you begin
                          the Income Phase.
Premium Tax               For the first $500,000 in the contract, we deduct premium    South Dakota
                            tax charges of 1.25% for Non-Qualified contracts
                          based on total Purchase Payments when you begin the Income
                            Phase. For any amount in excess of $500,000 in
                          the contract, we deduct front-end premium tax charges of
                            0.08% for Non-Qualified contracts based on total
                          Purchase Payments when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Qualified          West Virginia
                            contracts and 1.0% for Non-Qualified contracts based on
                          contract value when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                            contracts based on total Purchase Payments when
                          you begin the Income Phase.
Systematic Withdrawal     Minimum withdrawal amount is $250 per withdrawal or the      Oregon
                            penalty free withdrawal amount.
Transfer Privilege        Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                            fee.                                                       Texas



                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         APPENDIX E - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS

                        ISSUED PRIOR TO FEBRUARY 6, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS
(EFFECTIVE FEBRUARY 6, 2017)




   VARIABLE PORTFOLIOS       ALLOCATION 1     ALLOCATION 2     ALLOCATION 3     ALLOCATION 4*
 American Funds
   Global Growth
   SAST                           2.0%             3.0%             4.0%             6.0%
 American Funds
   Growth-Income
   SAST                           0.0%             0.0%             1.0%             4.0%
 Blue Chip Growth                 2.0%             3.0%             4.0%             4.0%
 Capital Appreciation             3.0%             3.0%             4.0%             5.0%
 Capital Growth                   2.0%             3.0%             3.0%             4.0%
 Corporate Bond                  10.0%             8.0%             7.0%             1.0%
 "Dogs" of Wall Street            3.0%             3.0%             3.0%             5.0%
 Emerging Markets                 0.0%             1.0%             2.0%             2.0%
 Equity Opportunities             3.0%             4.0%             4.0%             6.0%
 Foreign Value                    3.0%             3.0%             3.0%             4.0%
 Global Bond                      4.0%             4.0%             2.0%             2.0%
 Government and
   Quality Bond                   8.0%             8.0%             7.0%             2.0%
 Growth-Income                    6.0%             7.0%             8.0%             8.0%
 High-Yield Bond                  4.0%             3.0%             2.0%             0.0%
 International
   Diversified Equities           3.0%             3.0%             4.0%             5.0%
 Invesco V.I. Comstock
   Fund, Series II
   Shares                         5.0%             5.0%             6.0%             8.0%
 Invesco V.I. Growth
   and Income Fund,
   Series II Shares               6.0%             7.0%             8.0%             8.0%
 Real Estate                      0.0%             0.0%             0.0%             1.0%
 Real Return                      5.0%             3.0%             2.0%             0.0%
 SA AB Growth                     1.0%             1.0%             1.0%             2.0%
 SA Janus Focused
   Growth                         0.0%             1.0%             1.0%             2.0%
 SA JPMorgan MFS
   Core Bond                     17.0%            13.0%            10.0%             5.0%
 SA Legg Mason BW
   Large Cap Value                4.0%             4.0%             4.0%             5.0%
 SA MFS
   Massachusetts
   Investors Trust                6.0%             6.0%             7.0%             8.0%
 Small & Mid Cap
   Value                          1.0%             1.0%             1.0%             2.0%
 Small Company Value              0.0%             2.0%             2.0%             1.0%
 Ultra Short Bond                 2.0%             1.0%             0.0%             0.0%
                  TOTAL           100%             100%             100%             100%



* Allocation 4 above is only available if you elected the Polaris Income Plus Daily Living Benefit prior to February 6, 2017.



                                      E-1



         Please forward a copy (without charge) of the PolarisII Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                           VARIABLE SEPARATE ACCOUNT

                          POLARIS II VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2017, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2017

                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
American Home Assurance Company...............................    4
General Account...............................................    4
Performance Data..............................................    4
Annuity Income Payments.......................................    5
Annuity Unit Values...........................................    6
Taxes.........................................................    8
Broker-Dealer Firms Receiving Revenue Sharing Payments........   15
Distribution of Contracts.....................................   15
Financial Statements..........................................   16

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris II contracts were issued by SunAmerica Annuity in all states except New York.

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                        AMERICAN HOME ASSURANCE COMPANY

All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group").


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:



     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)


The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:


   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404


The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:


     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase

Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury

Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2017 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2017 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2017 may not exceed the lesser of $54,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors.

The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2017 of less than $99,000, your contribution may be fully deductible; if your income is between $99,000 and $119,000, your contribution may be partially deductible and if your income is $119,000 or more, your contribution may not be deductible. If you are single and your income in 2017 is less than $62,000, your contribution may be fully deductible; if your income is between $62,000 and $72,000, your contribution may be partially deductible and if your income is $72,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2017 is between $186,000 and $196,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2017 is less than: $186,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $118,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2016, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BancWest Investment Services, Inc.        Metropolitan Life Insurance Corporation
  BBVA Compass Investment Solutions, Inc.   Morgan Stanley & Co., Incorporated
  BOSC, Inc.                                NEXT Financial Group, Inc.
  CCO Investment Services Corporation       Primerica Financial Services
  Cetera Advisor Network LLC                PNC Investments
  Cetera Advisors LLC                       Raymond James & Associates
  Cetera Financial Specialists LLC          Raymond James Financial
  Cetera Investment Services LLC            RBC Capital Markets Corporation
  Citigroup Global Markets Inc.             Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  Fifth Third Securities, Inc.              Securities America, Inc.
  FSC Securities Corp.                      Securities Services Network
  Infinex Investments, Inc.                 Signator Investors/John Hancock Financial Network
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  James Borello & Co                        UnionBanc Investment Services
  Janney Montgomery Scott LLC.              United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Wescom Financial Services
  LPL Financial Corporation                 Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS


The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account, American General Life Insurance Company ("AGL"), and American Home Assurance Company.

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

      - Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2016, 2015 and 2014.

The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts. You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

American General
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2016
                                                                  Annual Report
                                                              December 31, 2016

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account sponsored by American General Life Insurance Company, as indicated in Note 1, as of December 31, 2016, the results of each of their operations and changes in net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American General Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2017

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                       Due from (to)               Contract                      Net Assets
                                                         Company's                 Owners -  Contract Owners - Attributable to
                                        Investments at    General                  Annuity     Accumulation    Contract Owner
Sub-accounts                              Fair Value   Account, Net   Net Assets   Reserves      Reserves         Reserves
------------                            -------------- ------------- ------------ ---------- ----------------- ---------------
American Funds Asset Allocation
  Fund Class 2                           $ 61,334,068       $--      $ 61,334,068 $  326,347   $ 61,007,721     $ 61,334,068
American Funds Asset Allocation
  Fund Class 3                             35,208,315        --        35,208,315    613,133     34,595,182       35,208,315
American Funds Ultra-Short Bond
  Fund Class 3                              3,944,222        --         3,944,222    207,380      3,736,842        3,944,222
American Funds Global Growth Fund
  Class 2                                 166,224,486        --       166,224,486    396,100    165,828,386      166,224,486
American Funds Growth Fund Class 2        246,740,667        --       246,740,667    720,251    246,020,416      246,740,667
American Funds Growth Fund Class 3        183,295,257        --       183,295,257  4,701,861    178,593,396      183,295,257
American Funds Growth-Income Fund
  Class 2                                 250,139,701        --       250,139,701    810,489    249,329,212      250,139,701
American Funds Growth-Income Fund
  Class 3                                 155,902,692        --       155,902,692  5,122,763    150,779,929      155,902,692
American Funds High-Income Bond
  Fund Class 3                             12,743,372        --        12,743,372    419,309     12,324,063       12,743,372
American Funds Insurance Series
  Class 4                                   1,258,272        --         1,258,272         --      1,258,272        1,258,272
American Funds International Fund
  Class 3                                  26,709,811        --        26,709,811    326,945     26,382,866       26,709,811
American Funds US Government
  AAA-Rated Securities Fund Class 3        10,492,781        --        10,492,781    210,919     10,281,862       10,492,781
AST Asset Allocation Portfolio Class 1     90,508,614        --        90,508,614  1,418,499     89,090,115       90,508,614
AST Asset Allocation Portfolio Class 2      5,542,476        --         5,542,476     23,522      5,518,954        5,542,476
AST Asset Allocation Portfolio Class 3     37,824,677        --        37,824,677     97,753     37,726,924       37,824,677
AST Capital Appreciation Portfolio
  Class 1                                 249,778,064        --       249,778,064  1,946,033    247,832,031      249,778,064
AST Capital Appreciation Portfolio
  Class 2                                  39,599,243        --        39,599,243    109,829     39,489,414       39,599,243
AST Capital Appreciation Portfolio
  Class 3                                 397,797,256        --       397,797,256    878,115    396,919,141      397,797,256
AST Government and Quality Bond
  Portfolio Class 1                        64,177,183        --        64,177,183    736,857     63,440,326       64,177,183
AST Government and Quality Bond
  Portfolio Class 2                        24,863,926        --        24,863,926    254,666     24,609,260       24,863,926
AST Government and Quality Bond
  Portfolio Class 3                       532,095,378        --       532,095,378    372,141    531,723,237      532,095,378
AST Growth Portfolio Class 1               62,200,041        --        62,200,041    585,877     61,614,164       62,200,041
AST Growth Portfolio Class 2               17,064,576        --        17,064,576     29,283     17,035,293       17,064,576
AST Growth Portfolio Class 3               83,328,327        --        83,328,327    514,996     82,813,331       83,328,327
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3                  4,147,291        --         4,147,291         --      4,147,291        4,147,291
AST Natural Resources Portfolio
  Class 1                                  23,071,675        --        23,071,675     77,488     22,994,187       23,071,675
AST Natural Resources Portfolio
  Class 2                                   5,344,708        --         5,344,708      5,489      5,339,219        5,344,708
AST Natural Resources Portfolio
  Class 3                                  69,625,125        --        69,625,125    163,868     69,461,257       69,625,125
AST Strategic Multi-Asset Portfolio
  Class 3                                     365,573        --           365,573         --        365,573          365,573
BlackRock Global Allocation V.I.
  Fund Class III                            2,130,989        --         2,130,989         --      2,130,989        2,130,989
BlackRock iShares Alternative
  Strategies V.I. Fund Class III            1,005,132        --         1,005,132         --      1,005,132        1,005,132
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III              341,871        --           341,871         --        341,871          341,871
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III                  115,871        --           115,871         --        115,871          115,871
BlackRock iShares Equity
  Appreciation V.I. Fund Class III            143,427        --           143,427         --        143,427          143,427
Columbia VP Asset Allocation Fund
  Class 1                                     749,358        --           749,358         --        749,358          749,358
Columbia VP Dividend Opportunity
  Fund Class 1                              1,758,478        --         1,758,478         --      1,758,478        1,758,478
Columbia VP Emerging Markets Bond
  Fund Class 2                                  2,111        --             2,111         --          2,111            2,111
Columbia VP Income Opportunities
  Fund Class 1                             13,688,680        --        13,688,680     12,346     13,676,334       13,688,680
Columbia VP Large Cap Growth Fund
  Class 1                                  23,434,619        --        23,434,619    104,935     23,329,684       23,434,619
Columbia VP Limited Duration Credit
  Fund Class 2                                 26,949        --            26,949         --         26,949           26,949
Columbia VP Loomis Sayles Growth
  Fund Class 1                              1,691,351        --         1,691,351         --      1,691,351        1,691,351
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                    362,690        --           362,690         --        362,690          362,690
Columbia VP Select International
  Equity Class 2                            1,275,309        --         1,275,309         --      1,275,309        1,275,309
Columbia VP Small Company Growth
  Fund Class 1                                677,629        --           677,629         --        677,629          677,629
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2              46,566,420        --        46,566,420         --     46,566,420       46,566,420
FTVIP Franklin Income VIP Fund
  Class 2                                 144,932,320        --       144,932,320     91,188    144,841,132      144,932,320
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                630,437        --           630,437         --        630,437          630,437
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                38,529        --            38,529         --         38,529           38,529
Goldman Sachs VIT Government
  Money Market Fund Service Class          55,423,130        --        55,423,130         --     55,423,130       55,423,130
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class            780,226        --           780,226         --        780,226          780,226
Goldman Sachs VIT Strategic Income
  Fund Adv Class                              203,632        --           203,632         --        203,632          203,632
Invesco V.I. American Franchise Fund
  Series II                                16,946,377        --        16,946,377    216,442     16,729,935       16,946,377
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                              375,051        --           375,051         --        375,051          375,051
Invesco V.I. Comstock Fund Series II      318,217,781        --       318,217,781    271,795    317,945,986      318,217,781
Invesco V.I. Growth and Income Fund
  Series II                               452,698,782        --       452,698,782    440,028    452,258,754      452,698,782
Ivy VIP Asset Strategy Class A                330,670        --           330,670         --        330,670          330,670
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                          999,703        --           999,703         --        999,703          999,703
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                          181,508        --           181,508         --        181,508          181,508
Lord Abbett Fund Growth and Income
  Portfolio Class VC                      201,147,166        --       201,147,166    522,840    200,624,326      201,147,166
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                       19,014,948        --        19,014,948     53,362     18,961,586       19,014,948
Lord Abbett Fund Short Duration
  Portfolio Class VC                          831,951        --           831,951         --        831,951          831,951
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                       791,223        --           791,223         --        791,223          791,223
PIMCO VIT All Asset Portfolio Adv
  Class                                        40,334        --            40,334         --         40,334           40,334
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                         132,663        --           132,663         --        132,663          132,663
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                         737,334        --           737,334         --        737,334          737,334
Principal Diversified International
  Account Class 1                             767,571        --           767,571     32,020        735,551          767,571
Principal Diversified International
  Account Class 2                             362,771        --           362,771         --        362,771          362,771
Principal Equity Income Account
  Class 1                                  13,498,791        --        13,498,791     72,096     13,426,695       13,498,791
Principal Equity Income Account
  Class 2                                   8,425,726        --         8,425,726     60,267      8,365,459        8,425,726
Principal Government & High Quality
  Bond Account Class 1                      2,572,503        --         2,572,503     16,653      2,555,850        2,572,503

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016


                                                 Due from (to)                 Contract                      Net Assets
                                                   Company's                   Owners -  Contract Owners - Attributable to
                                  Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                        Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                      -------------- ------------- -------------- ---------- ----------------- ---------------
Principal Government & High
  Quality Bond Account Class 2    $      868,977      $--      $      868,977 $       --  $      868,977   $      868,977
Principal Income Account Class 1       4,140,656       --           4,140,656      2,139       4,138,517        4,140,656
Principal Income Account Class 2       2,034,448       --           2,034,448    130,611       1,903,837        2,034,448
Principal LargeCap Growth
  Account Class 1                        506,909       --             506,909         --         506,909          506,909
Principal LargeCap Growth
  Account Class 2                        390,805       --             390,805         --         390,805          390,805
Principal PVC Capital
  Appreciation Account Class 1         9,859,066       --           9,859,066     69,586       9,789,480        9,859,066
Principal PVC Capital
  Appreciation Account Class 2         1,942,782       --           1,942,782         --       1,942,782        1,942,782
Principal PVC MidCap Blend
  Acct Class 1                         1,795,986       --           1,795,986      5,861       1,790,125        1,795,986
Principal PVC MidCap Blend
  Acct Class 2                           637,942       --             637,942         --         637,942          637,942
Principal PVC SmallCap Account
  Class 1                                716,661       --             716,661      1,245         715,416          716,661
Principal PVC SmallCap Account
  Class 2                                386,646       --             386,646         --         386,646          386,646
Principal Real Estate Securities
  Account Class 1                        421,391       --             421,391         --         421,391          421,391
Principal Real Estate Securities
  Account Class 2                        250,660       --             250,660         --         250,660          250,660
Principal SAM Balanced
  Portfolio Class 1                   32,182,335       --          32,182,335      2,500      32,179,835       32,182,335
Principal SAM Balanced
  Portfolio Class 2                   28,981,100       --          28,981,100     66,654      28,914,446       28,981,100
Principal SAM Conservative
  Balanced Portfolio Class 1           3,038,294       --           3,038,294    118,405       2,919,889        3,038,294
Principal SAM Conservative
  Balanced Portfolio Class 2           3,437,949       --           3,437,949    225,131       3,212,818        3,437,949
Principal SAM Conservative
  Growth Portfolio Class 1            16,493,154       --          16,493,154     26,737      16,466,417       16,493,154
Principal SAM Conservative
  Growth Portfolio Class 2            16,542,913       --          16,542,913         --      16,542,913       16,542,913
Principal SAM Flexible Income
  Portfolio Class 1                    6,036,946       --           6,036,946     22,877       6,014,069        6,036,946
Principal SAM Flexible Income
  Portfolio Class 2                    6,504,225       --           6,504,225    111,298       6,392,927        6,504,225
Principal SAM Strategic Growth
  Portfolio Class 1                    3,730,405       --           3,730,405     23,272       3,707,133        3,730,405
Principal SAM Strategic Growth
  Portfolio Class 2                    6,563,683       --           6,563,683         --       6,563,683        6,563,683
Principal Short-Term Income
  Account Class 1                      1,357,068       --           1,357,068      3,709       1,353,359        1,357,068
Principal Short-Term Income
  Account Class 2                        965,232       --             965,232     31,470         933,762          965,232
SST Allocation Balanced
  Portfolio Class 3                  129,162,151       --         129,162,151         --     129,162,151      129,162,151
SST Allocation Growth Portfolio
  Class 3                             27,253,677       --          27,253,677         --      27,253,677       27,253,677
SST Allocation Moderate Growth
  Portfolio Class 3                  187,803,555       --         187,803,555         --     187,803,555      187,803,555
SST Allocation Moderate
  Portfolio Class 3                  176,012,657       --         176,012,657    304,253     175,708,404      176,012,657
SST Asset Allocation Diversified
  Growth Portfolio Class 3               363,204       --             363,204         --         363,204          363,204
SST Diversified Fixed Income
  Portfolio Class 3                      117,253       --             117,253         --         117,253          117,253
SST SA Columbia Focused
  Growth Portfolio Class 3                43,676       --              43,676         --          43,676           43,676
SST SA Columbia Focused Value
  Portfolio Class 3                       57,717       --              57,717         --          57,717           57,717
SST International Equity
  Portfolio Class 3                      229,722       --             229,722         --         229,722          229,722
SST Large Cap Growth Portfolio
  Class 3                                 80,367       --              80,367         --          80,367           80,367
SST Large Cap Value Portfolio
  Class 3                                117,223       --             117,223         --         117,223          117,223
SST Mid Cap Growth Portfolio
  Class 3                                302,355       --             302,355         --         302,355          302,355
SST Mid Cap Value Portfolio
  Class 3                                307,756       --             307,756         --         307,756          307,756
SST Real Return Portfolio
  Class 3                            299,204,645       --         299,204,645     40,042     299,164,603      299,204,645
SST Small Cap Portfolio Class 3          162,460       --             162,460         --         162,460          162,460
SST Stock Portfolio Class 3              236,869       --             236,869         --         236,869          236,869
SAST Aggressive Growth
  Portfolio Class 1                   21,284,060       --          21,284,060    313,524      20,970,536       21,284,060
SAST Aggressive Growth
  Portfolio Class 2                    2,855,195       --           2,855,195        185       2,855,010        2,855,195
SAST Aggressive Growth
  Portfolio Class 3                   22,387,502       --          22,387,502     11,520      22,375,982       22,387,502
SAST SA AB Growth Portfolio
  Class 1                            153,724,858       --         153,724,858  1,303,848     152,421,010      153,724,858
SAST SA AB Growth Portfolio
  Class 2                             17,516,431       --          17,516,431     24,295      17,492,136       17,516,431
SAST SA AB Growth Portfolio
  Class 3                             98,137,751       --          98,137,751    260,667      97,877,084       98,137,751
SAST American Funds Asset
  Allocation Portfolio Class 3       259,103,746       --         259,103,746    190,790     258,912,956      259,103,746
SAST American Funds Global
  Growth Portfolio Class 3           383,199,593       --         383,199,593    162,610     383,036,983      383,199,593
SAST American Funds Growth
  Portfolio Class 3                  302,223,973       --         302,223,973    125,878     302,098,095      302,223,973
SAST American Funds Growth-
  Income Portfolio Class 3           238,231,669       --         238,231,669    244,400     237,987,269      238,231,669
SAST Balanced Portfolio Class 1       41,900,949       --          41,900,949    541,793      41,359,156       41,900,949
SAST Balanced Portfolio Class 2        7,702,217       --           7,702,217     29,215       7,673,002        7,702,217
SAST Balanced Portfolio Class 3       98,326,149       --          98,326,149    124,829      98,201,320       98,326,149
SAST BlackRock VCP Global
  Multi-Asset Portfolio Class 3      392,953,337       --         392,953,337         --     392,953,337      392,953,337
SAST Blue Chip Growth
  Portfolio Class 1                    6,817,677       --           6,817,677     43,047       6,774,630        6,817,677
SAST Blue Chip Growth
  Portfolio Class 2                    2,525,947       --           2,525,947         --       2,525,947        2,525,947
SAST Blue Chip Growth
  Portfolio Class 3                   90,396,791       --          90,396,791     25,500      90,371,291       90,396,791
SAST Capital Growth Portfolio
  Class 1                              4,499,477       --           4,499,477     10,945       4,488,532        4,499,477
SAST Capital Growth Portfolio
  Class 2                              1,385,608       --           1,385,608         --       1,385,608        1,385,608
SAST Capital Growth Portfolio
  Class 3                             41,695,756       --          41,695,756     27,855      41,667,901       41,695,756
SAST Corporate Bond Portfolio
  Class 1                             55,446,454       --          55,446,454    658,088      54,788,366       55,446,454
SAST Corporate Bond Portfolio
  Class 2                             16,840,051       --          16,840,051    587,397      16,252,654       16,840,051
SAST Corporate Bond Portfolio
  Class 3                            621,684,478       --         621,684,478    404,143     621,280,335      621,684,478
SAST Dogs of Wall Street
  Portfolio Class 1                   26,869,209       --          26,869,209    270,541      26,598,668       26,869,209
SAST Dogs of Wall Street
  Portfolio Class 2                    6,032,698       --           6,032,698     57,919       5,974,779        6,032,698
SAST Dogs of Wall Street
  Portfolio Class 3                  111,516,305       --         111,516,305     11,037     111,505,268      111,516,305
SAST Dynamic Allocation
  Portfolio Class 3                8,545,058,556       --       8,545,058,556    624,145   8,544,434,411    8,545,058,556
SAST Dynamic Strategy
  Portfolio Class 3                5,489,904,131       --       5,489,904,131    227,961   5,489,676,170    5,489,904,131

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016


                                                    Due from (to)                 Contract                      Net Assets
                                                      Company's                   Owners -  Contract Owners - Attributable to
                                     Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                           Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                         -------------- ------------- -------------- ---------- ----------------- ---------------
SAST Emerging Markets Portfolio
  Class 1                            $   19,048,614      $--      $   19,048,614 $   59,007  $   18,989,607   $   19,048,614
SAST Emerging Markets Portfolio
  Class 2                                 3,427,024       --           3,427,024     12,361       3,414,663        3,427,024
SAST Emerging Markets Portfolio
  Class 3                               112,121,819       --         112,121,819     80,188     112,041,631      112,121,819
SAST Equity Opportunities Portfolio
  Class 1                                25,613,545       --          25,613,545    384,067      25,229,478       25,613,545
SAST Equity Opportunities Portfolio
  Class 2                                 3,954,414       --           3,954,414      9,683       3,944,731        3,954,414
SAST Equity Opportunities Portfolio
  Class 3                                53,774,397       --          53,774,397     41,032      53,733,365       53,774,397
SAST Foreign Value Portfolio Class 2     13,121,281       --          13,121,281     54,288      13,066,993       13,121,281
SAST Foreign Value Portfolio Class 3    395,265,253       --         395,265,253    195,753     395,069,500      395,265,253
SAST Fundamental Growth Portfolio
  Class 1                                34,108,850       --          34,108,850    347,024      33,761,826       34,108,850
SAST Fundamental Growth Portfolio
  Class 2                                 2,075,980       --           2,075,980        223       2,075,757        2,075,980
SAST Fundamental Growth Portfolio
  Class 3                                57,784,114       --          57,784,114     77,642      57,706,472       57,784,114
SAST Global Bond Portfolio Class 1       21,096,111       --          21,096,111    192,616      20,903,495       21,096,111
SAST Global Bond Portfolio Class 2        4,894,067       --           4,894,067      8,234       4,885,833        4,894,067
SAST Global Bond Portfolio Class 3      226,434,646       --         226,434,646    100,025     226,334,621      226,434,646
SAST Global Equities Portfolio
  Class 1                                37,931,551       --          37,931,551    221,974      37,709,577       37,931,551
SAST Global Equities Portfolio
  Class 2                                 3,596,942       --           3,596,942     14,846       3,582,096        3,596,942
SAST Global Equities Portfolio
  Class 3                                28,770,048       --          28,770,048     26,276      28,743,772       28,770,048
SAST Growth Opportunities Portfolio
  Class 1                                 6,831,484       --           6,831,484     20,089       6,811,395        6,831,484
SAST Growth Opportunities Portfolio
  Class 2                                 2,667,479       --           2,667,479     11,221       2,656,258        2,667,479
SAST Growth Opportunities Portfolio
  Class 3                               134,846,222       --         134,846,222     62,479     134,783,743      134,846,222
SAST Growth-Income Portfolio Class 1    120,856,489       --         120,856,489  1,221,666     119,634,823      120,856,489
SAST Growth-Income Portfolio Class 2      8,777,752       --           8,777,752     32,719       8,745,033        8,777,752
SAST Growth-Income Portfolio Class 3    133,815,899       --         133,815,899    229,487     133,586,412      133,815,899
SAST High-Yield Bond Portfolio
  Class 1                                41,900,245       --          41,900,245    479,921      41,420,324       41,900,245
SAST High-Yield Bond Portfolio
  Class 2                                 7,707,963       --           7,707,963     36,474       7,671,489        7,707,963
SAST High-Yield Bond Portfolio
  Class 3                               123,879,319       --         123,879,319     95,660     123,783,659      123,879,319
SAST International Diversified
  Equities Portfolio Class 1             27,230,282       --          27,230,282    261,235      26,969,047       27,230,282
SAST International Diversified
  Equities Portfolio Class 2              9,950,111       --           9,950,111     22,637       9,927,474        9,950,111
SAST International Diversified
  Equities Portfolio Class 3            116,468,102       --         116,468,102    134,627     116,333,475      116,468,102
SAST International Growth and
  Income Portfolio Class 1               27,246,044       --          27,246,044    216,368      27,029,676       27,246,044
SAST International Growth and
  Income Portfolio Class 2                4,912,040       --           4,912,040     16,089       4,895,951        4,912,040
SAST International Growth and
  Income Portfolio Class 3              115,663,859       --         115,663,859    115,779     115,548,080      115,663,859
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                45,623,723       --          45,623,723    432,435      45,191,288       45,623,723
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 8,128,044       --           8,128,044     11,998       8,116,046        8,128,044
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               251,541,066       --         251,541,066     81,641     251,459,425      251,541,066
SAST SA MFS Total Return Bond
  Portfolio Class 1                     108,584,452       --         108,584,452    679,712     107,904,740      108,584,452
SAST SA MFS Total Return Bond
  Portfolio Class 2                      29,893,218       --          29,893,218    151,807      29,741,411       29,893,218
SAST SA MFS Total Return Bond
  Portfolio Class 3                     167,843,261       --         167,843,261    272,362     167,570,899      167,843,261
SAST Mid-Cap Growth Portfolio
  Class 1                                28,748,693       --          28,748,693    212,458      28,536,235       28,748,693
SAST Mid-Cap Growth Portfolio
  Class 2                                11,944,767       --          11,944,767     11,325      11,933,442       11,944,767
SAST Mid-Cap Growth Portfolio
  Class 3                               104,245,595       --         104,245,595     44,303     104,201,292      104,245,595
SAST Real Estate Portfolio Class 1       26,542,108       --          26,542,108    138,949      26,403,159       26,542,108
SAST Real Estate Portfolio Class 2        6,550,251       --           6,550,251     23,170       6,527,081        6,550,251
SAST Real Estate Portfolio Class 3      189,467,738       --         189,467,738    148,648     189,319,090      189,467,738
SAST SA Janus Focused Growth
  Portfolio Class 1                      10,366,079       --          10,366,079     17,539      10,348,540       10,366,079
SAST SA Janus Focused Growth
  Portfolio Class 2                       8,632,395       --           8,632,395     37,487       8,594,908        8,632,395
SAST SA Janus Focused Growth
  Portfolio Class 3                      92,635,182       --          92,635,182     16,822      92,618,360       92,635,182
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      38,943,699       --          38,943,699    407,333      38,536,366       38,943,699
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       6,968,522       --           6,968,522      3,874       6,964,648        6,968,522
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     694,664,663       --         694,664,663    222,121     694,442,542      694,664,663
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               331,856,875       --         331,856,875  2,046,221     329,810,654      331,856,875
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                43,828,251       --          43,828,251    100,131      43,728,120       43,828,251
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               404,313,342       --         404,313,342    490,518     403,822,824      404,313,342
SAST Schroder's VCP Global
  Allocation Portfolio Class 3          328,834,258       --         328,834,258         --     328,834,258      328,834,258
SAST Small & Mid Cap Value
  Portfolio Class 2                      14,606,638       --          14,606,638     15,283      14,591,355       14,606,638
SAST Small & Mid Cap Value
  Portfolio Class 3                     414,810,848       --         414,810,848    428,049     414,382,799      414,810,848
SAST Small Company Value Portfolio
  Class 3                               173,968,272       --         173,968,272     58,493     173,909,779      173,968,272
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                     493,653,461       --         493,653,461      5,668     493,647,793      493,653,461
SAST Technology Portfolio Class 1         9,818,919       --           9,818,919     15,926       9,802,993        9,818,919
SAST Technology Portfolio Class 2         3,335,976       --           3,335,976      2,567       3,333,409        3,335,976
SAST Technology Portfolio Class 3        35,541,994       --          35,541,994    146,876      35,395,118       35,541,994
SAST Telecom Utility Portfolio
  Class 1                                11,326,174       --          11,326,174     71,901      11,254,273       11,326,174
SAST Telecom Utility Portfolio
  Class 2                                 1,371,235       --           1,371,235     14,274       1,356,961        1,371,235
SAST Telecom Utility Portfolio
  Class 3                                22,106,968       --          22,106,968     12,358      22,094,610       22,106,968
SAST Ultra Short Bond Portfolio
  Class 1                                26,566,749       --          26,566,749    311,163      26,255,586       26,566,749
SAST Ultra Short Bond Portfolio
  Class 2                                 6,918,068       --           6,918,068     19,088       6,898,980        6,918,068
SAST Ultra Short Bond Portfolio
  Class 3                               162,598,335       --         162,598,335  1,156,154     161,442,181      162,598,335
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3              1,083,367,773       --       1,083,367,773     22,470   1,083,345,303    1,083,367,773
SAST VCP Total Return Balanced
  Portfolio Class 3                     919,517,270       --         919,517,270     24,196     919,493,074      919,517,270

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016


                                                       Due from (to)              Contract                     Net Assets
                                                         Company's                Owners - Contract Owners - Attributable to
                                        Investments at    General                 Annuity    Accumulation    Contract Owner
Sub-accounts                              Fair Value   Account, Net   Net Assets  Reserves     Reserves         Reserves
------------                            -------------- ------------- ------------ -------- ----------------- ---------------
SAST VCP Value Portfolio Class 3         $962,839,411       $--      $962,839,411 $24,960    $962,814,451     $962,839,411
UIF Global Infrastructure Portfolio
  Class II                                    832,603        --           832,603      --         832,603          832,603
VALIC Company I Global Social
  Awareness Fund                              191,485        --           191,485      --         191,485          191,485
VALIC Company I International Equities
  Index Fund                                3,163,139        --         3,163,139      --       3,163,139        3,163,139
VALIC Company I Mid Cap Index Fund          2,501,860        --         2,501,860      --       2,501,860        2,501,860
VALIC Company I Nasdaq-100 Index
  Fund                                      1,697,570        --         1,697,570      --       1,697,570        1,697,570
VALIC Company I Small Cap Index Fund        2,012,851        --         2,012,851      --       2,012,851        2,012,851
VALIC Company I Stock Index Fund            8,712,957        --         8,712,957      --       8,712,957        8,712,957

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                            2,854,075  $21.49    $ 61,334,068   $ 51,425,057    1
American Funds Asset Allocation Fund Class 3                            1,622,503   21.70      35,208,315     29,740,844    1
American Funds Ultra-Short Bond Fund Class 3                              355,335   11.10       3,944,222      3,944,279    1
American Funds Global Growth Fund Class 2                               6,969,580   23.85     166,224,486    162,962,966    1
American Funds Growth Fund Class 2                                      3,687,099   66.92     246,740,667    225,005,154    1
American Funds Growth Fund Class 3                                      2,708,663   67.67     183,295,257    170,979,826    1
American Funds Growth-Income Fund Class 2                               5,684,993   44.00     250,139,701    230,079,055    1
American Funds Growth-Income Fund Class 3                               3,505,795   44.47     155,902,692    146,713,437    1
American Funds High-Income Bond Fund Class 3                            1,246,905   10.22      12,743,372     13,267,104    1
American Funds Insurance Series Class 4                                   133,150    9.45       1,258,272      1,287,350    1
American Funds International Fund Class 3                               1,585,152   16.85      26,709,811     29,762,485    1
American Funds US Government AAA-Rated Securities Fund Class 3            869,327   12.07      10,492,781     10,883,161    1
AST Asset Allocation Portfolio Class 1                                  6,447,719   14.04      90,508,614     87,594,029    1
AST Asset Allocation Portfolio Class 2                                    395,270   14.02       5,542,476      5,333,944    1
AST Asset Allocation Portfolio Class 3                                  2,713,882   13.94      37,824,677     38,785,726    1
AST Capital Appreciation Portfolio Class 1                              6,547,216   38.15     249,778,064    262,776,733    1
AST Capital Appreciation Portfolio Class 2                              1,077,141   36.76      39,599,243     41,537,735    1
AST Capital Appreciation Portfolio Class 3                             11,089,479   35.87     397,797,256    443,298,009    1
AST Government and Quality Bond Portfolio Class 1                       4,312,258   14.88      64,177,183     65,182,653    1
AST Government and Quality Bond Portfolio Class 2                       1,668,508   14.90      24,863,926     25,210,907    1
AST Government and Quality Bond Portfolio Class 3                      35,878,036   14.83     532,095,378    542,948,874    1
AST Growth Portfolio Class 1                                            2,367,298   26.27      62,200,041     49,236,001    1
AST Growth Portfolio Class 2                                              648,690   26.31      17,064,576     14,486,792    1
AST Growth Portfolio Class 3                                            3,175,055   26.24      83,328,327     71,231,913    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3                     668,747    6.20       4,147,291      4,367,858    1
AST Natural Resources Portfolio Class 1                                 1,259,610   18.32      23,071,675     33,713,618    1
AST Natural Resources Portfolio Class 2                                   292,310   18.28       5,344,708      6,715,557    1
AST Natural Resources Portfolio Class 3                                 3,827,604   18.19      69,625,125     74,806,690    1
AST Strategic Multi-Asset Portfolio Class 3                                52,144    7.01         365,573        363,803    1
BlackRock Global Allocation V.I. Fund Class III                           159,386   13.37       2,130,989      2,190,161    1
BlackRock iShares Alternative Strategies V.I. Fund Class III               99,321   10.12       1,005,132      1,025,141    1
BlackRock iShares Dynamic Allocation V.I. Fund Class III                   34,778    9.83         341,871        349,237    1
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                 11,764    9.85         115,871        118,877    1
BlackRock iShares Equity Appreciation V.I. Fund Class III                  14,665    9.78         143,427        144,795    1
Columbia VP Asset Allocation Fund Class 1                                  52,660   14.23         749,358        622,405    1
Columbia VP Dividend Opportunity Fund Class 1                              79,497   22.12       1,758,478      1,026,262    1
Columbia VP Emerging Markets Bond Fund Class 2                                222    9.49           2,111          1,972    1
Columbia VP Income Opportunities Fund Class 1                           1,810,672    7.56      13,688,680     15,276,444    1
Columbia VP Large Cap Growth Fund Class 1                               1,791,638   13.08      23,434,619     22,340,999    1
Columbia VP Limited Duration Credit Fund Class 2                            2,858    9.43          26,949         26,981    1
Columbia VP Loomis Sayles Growth Fund Class 1                              77,055   21.95       1,691,351      1,610,205    1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                        17,296   20.97         362,690        271,519    1
Columbia VP Select International Equity Class 2                           101,862   12.52       1,275,309      1,291,891    1
Columbia VP Small Company Growth Fund Class 1                              44,261   15.31         677,629        544,595    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               6,577,178    7.08      46,566,420     46,464,034    1
FTVIP Franklin Income VIP Fund Class 2                                  9,423,428   15.38     144,932,320    145,104,447    1
FTVIP Franklin Strategic Income VIP Fund Class 2                           59,252   10.64         630,437        641,443    1
Goldman Sachs VIT Global Trends Allocation Fund Service Class               3,404   11.32          38,529         38,123    1
Goldman Sachs VIT Government Money Market Fund Service Class           55,423,130    1.00      55,423,130     55,423,136    1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Adv Class          85,928    9.08         780,226        802,239    1
Goldman Sachs VIT Strategic Income Fund Adv Class                          22,328    9.12         203,632        208,271    1
Invesco V.I. American Franchise Fund Series II                            326,143   51.96      16,946,377     13,414,841    1
Invesco V.I. Balanced-Risk Allocation Fund Series II                       33,427   11.22         375,051        360,451    1
Invesco V.I. Comstock Fund Series II                                   17,090,106   18.62     318,217,781    233,082,940    1
Invesco V.I. Growth and Income Fund Series II                          21,536,574   21.02     452,698,782    427,949,175    1
Ivy VIP Asset Strategy Class A                                             41,108    8.04         330,670        354,793    1
Lord Abbett Fund Bond Debenture Portfolio Class VC                         83,727   11.94         999,703      1,002,108    1
Lord Abbett Fund Fundamental Equity Portfolio Class VC                      9,918   18.30         181,508        177,506    1
Lord Abbett Fund Growth and Income Portfolio Class VC                   5,477,864   36.72     201,147,166    141,254,092    1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                         745,100   25.52      19,014,948     13,420,462    1
Lord Abbett Fund Short Duration Portfolio Class VC                         57,100   14.57         831,951        841,284    1
Neuberger Berman AMT Absolute Return Multi-Manager Fund Port S Class       85,261    9.28         791,223        819,603    1
PIMCO VIT All Asset Portfolio Adv Class                                     3,986   10.12          40,334         39,985    1
PIMCO VIT Emerging Markets Bond Portfolio Adv Class                        10,546   12.58         132,663        138,053    1
PIMCO VIT Unconstrained Bond Portfolio Adv Class                           72,217   10.21         737,334        725,065    1
Principal Diversified International Account Class 1                        57,196   13.42         767,571        584,925    1
Principal Diversified International Account Class 2                        26,832   13.52         362,771        318,209    1

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
Principal Equity Income Account Class 1                                   581,844  $23.20    $ 13,498,791   $ 10,374,404    1
Principal Equity Income Account Class 2                                   365,859   23.03       8,425,726      5,874,564    1
Principal Government & High Quality Bond Account Class 1                  257,766    9.98       2,572,503      2,672,826    1
Principal Government & High Quality Bond Account Class 2                   87,072    9.98         868,977        900,911    1
Principal Income Account Class 1                                          400,450   10.34       4,140,656      4,141,379    1
Principal Income Account Class 2                                          197,519   10.30       2,034,448      1,989,312    1
Principal LargeCap Growth Account Class 1                                  20,775   24.40         506,909        317,531    1
Principal LargeCap Growth Account Class 2                                  16,089   24.29         390,805        234,399    1
Principal PVC Capital Appreciation Account Class 1                        411,824   23.94       9,859,066      9,041,887    1
Principal PVC Capital Appreciation Account Class 2                         81,939   23.71       1,942,782      1,765,645    1
Principal PVC MidCap Blend Acct Class 1                                    35,243   50.96       1,795,986      1,550,099    1
Principal PVC MidCap Blend Acct Class 2                                    12,585   50.69         637,942        572,745    1
Principal PVC SmallCap Account Class 1                                     47,118   15.21         716,661        700,205    1
Principal PVC SmallCap Account Class 2                                     25,488   15.17         386,646        378,169    1
Principal Real Estate Securities Account Class 1                           19,784   21.30         421,391        310,769    1
Principal Real Estate Securities Account Class 2                           11,735   21.36         250,660        175,765    1
Principal SAM Balanced Portfolio Class 1                                2,228,694   14.44      32,182,335     33,103,749    1
Principal SAM Balanced Portfolio Class 2                                2,026,650   14.30      28,981,100     30,569,381    1
Principal SAM Conservative Balanced Portfolio Class 1                     264,199   11.50       3,038,294      3,054,513    1
Principal SAM Conservative Balanced Portfolio Class 2                     302,105   11.38       3,437,949      3,567,658    1
Principal SAM Conservative Growth Portfolio Class 1                       957,791   17.22      16,493,154     15,356,899    1
Principal SAM Conservative Growth Portfolio Class 2                       972,540   17.01      16,542,913     16,335,761    1
Principal SAM Flexible Income Portfolio Class 1                           484,895   12.45       6,036,946      5,926,059    1
Principal SAM Flexible Income Portfolio Class 2                           527,085   12.34       6,504,225      6,420,722    1
Principal SAM Strategic Growth Portfolio Class 1                          201,208   18.54       3,730,405      3,704,300    1
Principal SAM Strategic Growth Portfolio Class 2                          358,084   18.33       6,563,683      6,450,080    1
Principal Short-Term Income Account Class 1                               534,279    2.54       1,357,068      1,371,565    1
Principal Short-Term Income Account Class 2                               381,515    2.53         965,232        970,379    1
SST Allocation Balanced Portfolio Class 3                              12,457,853   10.37     129,162,151    141,412,222    1
SST Allocation Growth Portfolio Class 3                                 2,143,990   12.71      27,253,677     26,217,623    1
SST Allocation Moderate Growth Portfolio Class 3                       17,483,255   10.74     187,803,555    196,277,152    1
SST Allocation Moderate Portfolio Class 3                              16,474,924   10.68     176,012,657    183,722,499    1
SST Asset Allocation Diversified Growth Portfolio Class 3                  32,210   11.28         363,204        399,088    1
SST Diversified Fixed Income Portfolio Class 3                             10,217   11.48         117,253        120,008    1
SST SA Columbia Focused Growth Portfolio Class 3                            6,121    7.14          43,676         55,779    1
SST SA Columbia Focused Value Portfolio Class 3                             3,193   18.07          57,717         57,697    1
SST International Equity Portfolio Class 3                                 29,228    7.86         229,722        248,003    1
SST Large Cap Growth Portfolio Class 3                                      6,600   12.18          80,367         81,501    1
SST Large Cap Value Portfolio Class 3                                       7,038   16.66         117,223        108,702    1
SST Mid Cap Growth Portfolio Class 3                                       20,264   14.92         302,355        321,168    1
SST Mid Cap Value Portfolio Class 3                                        17,721   17.37         307,756        297,577    1
SST Real Return Portfolio Class 3                                      31,104,469    9.62     299,204,645    306,819,930    1
SST Small Cap Portfolio Class 3                                            11,918   13.63         162,460        153,365    1
SST Stock Portfolio Class 3                                                10,997   21.54         236,869        264,180    1
SAST Aggressive Growth Portfolio Class 1                                1,237,763   17.20      21,284,060     15,666,714    1
SAST Aggressive Growth Portfolio Class 2                                  168,513   16.94       2,855,195      1,870,884    1
SAST Aggressive Growth Portfolio Class 3                                1,337,291   16.74      22,387,502     19,962,637    1
SAST SA AB Growth Portfolio Class 1                                     4,241,870   36.24     153,724,858    121,912,580    1
SAST SA AB Growth Portfolio Class 2                                       485,303   36.09      17,516,431     12,225,924    1
SAST SA AB Growth Portfolio Class 3                                     2,743,262   35.77      98,137,751     82,645,477    1
SAST American Funds Asset Allocation Portfolio Class 3                 19,783,337   13.10     259,103,746    251,986,390    1
SAST American Funds Global Growth Portfolio Class 3                    34,379,455   11.15     383,199,593    402,641,870    1
SAST American Funds Growth Portfolio Class 3                           26,180,201   11.54     302,223,973    297,553,821    1
SAST American Funds Growth-Income Portfolio Class 3                    19,455,504   12.24     238,231,669    221,467,569    1
SAST Balanced Portfolio Class 1                                         2,205,224   19.00      41,900,949     36,710,434    1
SAST Balanced Portfolio Class 2                                           406,021   18.97       7,702,217      6,883,628    1
SAST Balanced Portfolio Class 3                                         5,200,840   18.91      98,326,149     96,607,862    1
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3                37,662,412   10.43     392,953,337    395,225,937    1
SAST Blue Chip Growth Portfolio Class 1                                   641,931   10.62       6,817,677      5,963,169    1
SAST Blue Chip Growth Portfolio Class 2                                   238,632   10.59       2,525,947      1,875,814    1
SAST Blue Chip Growth Portfolio Class 3                                 8,590,533   10.52      90,396,791     76,421,957    1
SAST Capital Growth Portfolio Class 1                                     326,233   13.79       4,499,477      3,031,882    1
SAST Capital Growth Portfolio Class 2                                     101,869   13.60       1,385,608        908,995    1
SAST Capital Growth Portfolio Class 3                                   3,096,232   13.47      41,695,756     30,156,256    1
SAST Corporate Bond Portfolio Class 1                                   4,169,497   13.30      55,446,454     53,441,904    1

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016


                                                                                   Net Asset
                                                                                   Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares      Share       Value           Held      Level*
------------                                                           ----------- --------- -------------- -------------- ------
SAST Corporate Bond Portfolio Class 2                                    1,267,306  $13.29   $   16,840,051 $   16,749,758   1
SAST Corporate Bond Portfolio Class 3                                   47,040,006   13.22      621,684,478    627,512,418   1
SAST Dogs of Wall Street Portfolio Class 1                               1,974,411   13.61       26,869,209     20,440,144   1
SAST Dogs of Wall Street Portfolio Class 2                                 444,003   13.59        6,032,698      4,457,695   1
SAST Dogs of Wall Street Portfolio Class 3                               8,259,497   13.50      111,516,305    104,370,209   1
SAST Dynamic Allocation Portfolio Class 3                              698,986,983   12.22    8,545,058,556  8,319,128,193   1
SAST Dynamic Strategy Portfolio Class 3                                444,839,046   12.34    5,489,904,131  5,417,329,280   1
SAST Emerging Markets Portfolio Class 1                                  2,867,608    6.64       19,048,614     19,612,965   1
SAST Emerging Markets Portfolio Class 2                                    518,342    6.61        3,427,024      3,901,681   1
SAST Emerging Markets Portfolio Class 3                                 17,089,862    6.56      112,121,819    121,556,868   1
SAST Equity Opportunities Portfolio Class 1                              1,275,329   20.08       25,613,545     15,374,583   1
SAST Equity Opportunities Portfolio Class 2                                197,020   20.07        3,954,414      2,200,939   1
SAST Equity Opportunities Portfolio Class 3                              2,687,623   20.01       53,774,397     43,205,206   1
SAST Foreign Value Portfolio Class 2                                       917,704   14.30       13,121,281     13,095,037   1
SAST Foreign Value Portfolio Class 3                                    27,719,769   14.26      395,265,253    392,318,705   1
SAST Fundamental Growth Portfolio Class 1                                1,667,002   20.46       34,108,850     32,852,219   1
SAST Fundamental Growth Portfolio Class 2                                  103,770   20.01        2,075,980      1,817,005   1
SAST Fundamental Growth Portfolio Class 3                                2,938,360   19.67       57,784,114     52,554,392   1
SAST Global Bond Portfolio Class 1                                       1,949,479   10.82       21,096,111     23,430,055   1
SAST Global Bond Portfolio Class 2                                         456,286   10.73        4,894,067      5,352,686   1
SAST Global Bond Portfolio Class 3                                      21,303,757   10.63      226,434,646    240,270,572   1
SAST Global Equities Portfolio Class 1                                   1,993,364   19.03       37,931,551     27,029,083   1
SAST Global Equities Portfolio Class 2                                     189,426   18.99        3,596,942      2,694,672   1
SAST Global Equities Portfolio Class 3                                   1,522,535   18.90       28,770,048     24,606,976   1
SAST Growth Opportunities Portfolio Class 1                                899,625    7.59        6,831,484      7,586,319   1
SAST Growth Opportunities Portfolio Class 2                                364,160    7.33        2,667,479      2,837,485   1
SAST Growth Opportunities Portfolio Class 3                             18,813,892    7.17      134,846,222    144,757,810   1
SAST Growth-Income Portfolio Class 1                                     3,701,555   32.65      120,856,489     83,476,225   1
SAST Growth-Income Portfolio Class 2                                       269,115   32.62        8,777,752      6,315,055   1
SAST Growth-Income Portfolio Class 3                                     4,118,488   32.49      133,815,899    114,474,276   1
SAST High-Yield Bond Portfolio Class 1                                   7,289,912    5.75       41,900,245     41,574,307   1
SAST High-Yield Bond Portfolio Class 2                                   1,341,990    5.74        7,707,963      7,565,455   1
SAST High-Yield Bond Portfolio Class 3                                  21,686,405    5.71      123,879,319    122,874,405   1
SAST International Diversified Equities Portfolio Class 1                3,081,109    8.84       27,230,282     28,492,492   1
SAST International Diversified Equities Portfolio Class 2                1,130,538    8.80        9,950,111      9,676,384   1
SAST International Diversified Equities Portfolio Class 3               13,258,280    8.78      116,468,102    120,109,665   1
SAST International Growth and Income Portfolio Class 1                   2,982,652    9.13       27,246,044     31,175,237   1
SAST International Growth and Income Portfolio Class 2                     535,109    9.18        4,912,040      4,635,780   1
SAST International Growth and Income Portfolio Class 3                  12,633,955    9.16      115,663,859    103,618,021   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1              2,245,318   20.32       45,623,723     33,386,669   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2                399,809   20.33        8,128,044      6,442,290   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3             12,429,874   20.24      251,541,066    203,980,926   1
SAST SA MFS Total Return Bond Portfolio Class 1                          5,768,605   18.82      108,584,452     90,062,049   1
SAST SA MFS Total Return Bond Portfolio Class 2                          1,587,375   18.83       29,893,218     24,912,997   1
SAST SA MFS Total Return Bond Portfolio Class 3                          8,934,757   18.79      167,843,261    147,386,558   1
SAST Mid-Cap Growth Portfolio Class 1                                    1,914,370   15.02       28,748,693     24,618,701   1
SAST Mid-Cap Growth Portfolio Class 2                                      819,076   14.58       11,944,767      9,474,329   1
SAST Mid-Cap Growth Portfolio Class 3                                    7,277,966   14.32      104,245,595    103,289,715   1
SAST Real Estate Portfolio Class 1                                       1,759,634   15.08       26,542,108     23,076,869   1
SAST Real Estate Portfolio Class 2                                         435,398   15.04        6,550,251      5,726,466   1
SAST Real Estate Portfolio Class 3                                      12,665,135   14.96      189,467,738    181,863,965   1
SAST SA Janus Focused Growth Portfolio Class 1                             922,228   11.24       10,366,079      9,550,773   1
SAST SA Janus Focused Growth Portfolio Class 2                             782,037   11.04        8,632,395      7,037,173   1
SAST SA Janus Focused Growth Portfolio Class 3                           8,505,815   10.89       92,635,182     92,653,427   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                         4,414,655    8.82       38,943,699     39,343,866   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                           792,806    8.79        6,968,522      7,240,833   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        79,525,286    8.74      694,664,663    711,341,969   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                 16,832,951   19.71      331,856,875    364,291,389   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2                  2,223,001   19.72       43,828,251     47,663,822   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                 20,608,756   19.62      404,313,342    454,690,551   1
SAST Schroder's VCP Global Allocation Portfolio Class 3                 30,389,592   10.82      328,834,258    324,297,013   1
SAST Small & Mid Cap Value Portfolio Class 2                               774,559   18.86       14,606,638     13,290,065   1
SAST Small & Mid Cap Value Portfolio Class 3                            22,148,386   18.73      414,810,848    385,240,346   1
SAST Small Company Value Portfolio Class 3                               7,084,297   24.56      173,968,272    137,275,725   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                    46,218,292   10.68      493,653,461    486,206,622   1

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
SAST Technology Portfolio Class 1                                       1,667,344  $ 5.89   $    9,818,919 $    5,748,950   1
SAST Technology Portfolio Class 2                                         579,116    5.76        3,335,976      1,796,517   1
SAST Technology Portfolio Class 3                                       6,257,859    5.68       35,541,994     27,448,830   1
SAST Telecom Utility Portfolio Class 1                                    827,722   13.68       11,326,174      9,836,102   1
SAST Telecom Utility Portfolio Class 2                                    100,023   13.71        1,371,235      1,231,700   1
SAST Telecom Utility Portfolio Class 3                                  1,620,153   13.64       22,106,968     22,980,575   1
SAST Ultra Short Bond Portfolio Class 1                                 2,523,883   10.53       26,566,749     26,579,826   1
SAST Ultra Short Bond Portfolio Class 2                                   665,336   10.40        6,918,068      6,942,491   1
SAST Ultra Short Bond Portfolio Class 3                                15,772,350   10.31      162,598,335    163,040,088   1
SAST VCP Managed Asset Allocation SAST Portfolio Class 3               84,202,164   12.87    1,083,367,773  1,036,408,918   1
SAST VCP Total Return Balanced Portfolio Class 3                       82,663,566   11.12      919,517,270    886,794,228   1
SAST VCP Value Portfolio Class 3                                       77,236,724   12.47      962,839,411    893,166,116   1
UIF Global Infrastructure Portfolio Class II                              111,162    7.49          832,603        850,947   1
VALIC Company I Global Social Awareness Fund                                8,752   21.88          191,485        177,940   1
VALIC Company I International Equities Index Fund                         499,706    6.33        3,163,139      3,212,114   1
VALIC Company I Mid Cap Index Fund                                         89,576   27.93        2,501,860      2,333,259   1
VALIC Company I Nasdaq-100 Index Fund                                     158,503   10.71        1,697,570      1,606,063   1
VALIC Company I Small Cap Index Fund                                       94,812   21.23        2,012,851      1,827,805   1
VALIC Company I Stock Index Fund                                          243,651   35.76        8,712,957      8,498,374   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                 American     American     American     American
                                                               Funds Asset  Funds Asset  Funds Ultra- Funds Global    American
                                                                Allocation   Allocation   Short Bond  Growth Fund   Funds Growth
                                                               Fund Class 2 Fund Class 3 Fund Class 3   Class 2     Fund Class 2
                                                               ------------ ------------ ------------ ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   969,292  $   574,867  $        --  $  1,542,341  $  1,871,053
   Mortality and expense risk and administrative charges          (945,849)    (464,061)     (60,016)   (2,728,592)   (3,894,318)
                                                               -----------  -----------  -----------  ------------  ------------
   Net investment income (loss)                                     23,443      110,806      (60,016)   (1,186,251)   (2,023,265)
   Net realized gain (loss)                                      2,265,471    1,063,875      (18,242)    5,025,443     7,681,493
   Capital gain distribution from mutual funds                   1,504,678      864,363           --    14,898,514    22,365,409
   Change in unrealized appreciation (depreciation) of
     investments                                                   786,066      728,788       14,259   (21,095,866)  (10,017,251)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations                4,579,658    2,767,832      (63,999)   (2,358,160)   18,006,386
                                                               -----------  -----------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          787,046        7,254           --       865,627       823,465
   Payments for contract benefits or terminations               (8,006,063)  (3,212,571)  (1,213,375)  (23,558,445)  (32,021,733)
   Transfers between sub-accounts (including fixed account),
     net                                                           294,204     (582,382)    (845,892)   (3,001,181)   (5,728,662)
   Contract maintenance charges                                    (50,964)     (10,890)      (3,052)     (364,318)     (419,291)
   Adjustments to net assets allocated to contracts in payout
     period                                                        (18,155)       7,851          966         2,948        18,769
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (6,993,932)  (3,790,738)  (2,061,353)  (26,055,369)  (37,327,452)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets                               (2,414,274)  (1,022,906)  (2,125,352)  (28,413,529)  (19,321,066)
Net assets at beginning of period                               63,748,342   36,231,221    6,069,574   194,638,015   266,061,733
                                                               -----------  -----------  -----------  ------------  ------------
Net assets at end of period                                    $61,334,068  $35,208,315  $ 3,944,222  $166,224,486  $246,740,667
                                                               ===========  ===========  ===========  ============  ============
Beginning units                                                  2,791,383      523,181      301,423     5,814,880     8,582,423
Units issued                                                       111,371       12,366      144,034       202,834       200,481
Units redeemed                                                    (410,058)     (65,103)    (246,827)   (1,003,932)   (1,398,411)
                                                               -----------  -----------  -----------  ------------  ------------
Ending units                                                     2,492,696      470,444      198,630     5,013,782     7,384,493
                                                               ===========  ===========  ===========  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $ 1,078,384  $   629,550  $        --  $  2,062,444  $  1,655,490
   Mortality and expense risk and administrative charges        (1,040,327)    (498,668)     (82,713)   (3,330,371)   (4,551,709)
                                                               -----------  -----------  -----------  ------------  ------------
   Net investment income (loss)                                     38,057      130,882      (82,713)   (1,267,927)   (2,896,219)
   Net realized gain (loss)                                      2,840,785    1,111,723      (41,421)   11,418,805    17,327,168
   Capital gain distribution from mutual funds                   4,860,328    2,701,962           --    20,445,461    59,808,246
   Change in unrealized appreciation (depreciation) of
     investments                                                (7,789,594)  (3,879,914)      13,123   (18,866,051)  (58,897,041)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations                  (50,424)      64,653     (111,011)   11,730,288    15,342,154
                                                               -----------  -----------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                        1,551,014      195,393        1,757     1,917,234     1,479,814
   Payments for contract benefits or terminations               (7,636,913)  (2,950,317)  (1,286,635)  (34,098,859)  (43,360,279)
   Transfers between sub-accounts (including fixed account),
     net                                                        (1,739,989)    (609,854)    (117,070)   (5,087,732)  (11,649,778)
   Contract maintenance charges                                    (57,598)     (11,538)      (3,723)     (447,254)     (515,008)
   Adjustments to net assets allocated to contracts in payout
     period                                                         (2,789)     (71,206)       4,271         7,154       (19,204)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (7,886,275)  (3,447,522)  (1,401,400)  (37,709,457)  (54,064,455)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets                               (7,936,699)  (3,382,869)  (1,512,411)  (25,979,169)  (38,722,301)
Net assets at beginning of period                               71,685,041   39,614,090    7,581,985   220,617,184   304,784,034
                                                               -----------  -----------  -----------  ------------  ------------
Net assets at end of period                                    $63,748,342  $36,231,221  $ 6,069,574  $194,638,015  $266,061,733
                                                               ===========  ===========  ===========  ============  ============
Beginning units                                                  3,134,901      572,831      370,027     6,938,511    10,341,097
Units issued                                                       149,401       18,448      228,201       254,290       287,099
Units redeemed                                                    (492,919)     (68,098)    (296,805)   (1,377,921)   (2,045,773)
                                                               -----------  -----------  -----------  ------------  ------------
Ending units                                                     2,791,383      523,181      301,423     5,814,880     8,582,423
                                                               ===========  ===========  ===========  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           American      American                  American
                                                                             Funds         Funds       American      Funds
                                                             American       Growth-       Growth-    Funds High-   Insurance
                                                           Funds Growth   Income Fund   Income Fund  Income Bond    Series
                                                           Fund Class 3     Class 2       Class 3    Fund Class 3   Class 4
                                                           ------------  ------------  ------------  ------------ ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                               $  1,482,220  $  3,607,286  $  2,312,472  $   746,347  $   31,049
   Mortality and expense risk and administrative charges     (2,366,736)   (3,966,516)   (2,021,072)    (161,299)    (10,888)
                                                           ------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                                (884,516)     (359,230)      291,400      585,048      20,161
   Net realized gain (loss)                                   2,634,447     8,819,221     2,552,573     (537,487)     (2,307)
   Capital gain distribution from mutual funds               16,335,680    28,274,553    17,089,561           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                             (4,181,994)  (13,288,035)   (5,045,835)   1,826,994      (3,498)
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations            13,903,617    23,446,509    14,887,699    1,874,555      14,356
                                                           ------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                       472,060     1,621,492       354,706       35,060     543,459
   Payments for contract benefits or terminations           (18,699,474)  (35,301,745)  (17,480,895)  (1,831,869)    (12,098)
   Transfers between sub-accounts (including fixed
     account), net                                           (6,227,646)   (5,730,457)   (3,569,883)   1,043,050      50,277
   Contract maintenance charges                                 (52,914)     (405,247)      (53,042)      (4,619)       (150)
   Adjustments to net assets allocated to contracts in
     payout period                                              253,676         3,358       271,192       17,351          --
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                              (24,254,298)  (39,812,599)  (20,477,922)    (741,027)    581,488
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                           (10,350,681)  (16,366,090)   (5,590,223)   1,133,528     595,844
Net assets at beginning of period                           193,645,938   266,505,791   161,492,915   11,609,844     662,428
                                                           ------------  ------------  ------------  -----------  ----------
Net assets at end of period                                $183,295,257  $250,139,701  $155,902,692  $12,743,372  $1,258,272
                                                           ============  ============  ============  ===========  ==========
Beginning units                                                 670,078    10,210,265       823,135      133,285      69,041
Units issued                                                     10,911       298,283        18,249       31,425      64,954
Units redeemed                                                  (94,484)   (1,779,485)     (119,964)     (38,765)     (6,218)
                                                           ------------  ------------  ------------  -----------  ----------
Ending units                                                    586,505     8,729,063       721,420      125,945     127,777
                                                           ============  ============  ============  ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                               $  1,310,826  $  3,670,569  $  2,297,652  $   741,707  $    9,419
   Mortality and expense risk and administrative charges     (2,673,526)   (4,664,569)   (2,294,169)    (189,437)     (3,708)
                                                           ------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                              (1,362,700)     (994,000)        3,483      552,270       5,711
   Net realized gain (loss)                                   5,843,238    17,923,558     5,483,961     (274,136)       (148)
   Capital gain distribution from mutual funds               42,039,621    43,573,466    25,509,241           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                            (35,223,517)  (59,999,804)  (30,258,032)  (1,371,863)    (25,531)
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations            11,296,642       503,220       738,653   (1,093,729)    (19,968)
                                                           ------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                       523,907     2,722,002       794,870       36,146     661,036
   Payments for contract benefits or terminations           (22,775,106)  (48,901,972)  (20,133,975)  (2,500,656)     (6,945)
   Transfers between sub-accounts (including fixed
     account), net                                           (3,242,234)   (7,801,472)   (4,190,504)    (816,487)     21,444
   Contract maintenance charges                                 (57,332)     (484,774)      (59,098)      (5,221)        (25)
   Adjustments to net assets allocated to contracts in
     payout period                                              182,186        (6,334)       60,418      (17,873)         --
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                              (25,368,579)  (54,472,550)  (23,528,289)  (3,304,091)    675,510
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                           (14,071,937)  (53,969,330)  (22,789,636)  (4,397,820)    655,542
Net assets at beginning of period                           207,717,875   320,475,121   184,282,551   16,007,664       6,886
                                                           ------------  ------------  ------------  -----------  ----------
Net assets at end of period                                $193,645,938  $266,505,791  $161,492,915  $11,609,844  $  662,428
                                                           ============  ============  ============  ===========  ==========
Beginning units                                                 758,561    12,261,272       941,271      168,452         707
Units issued                                                      9,138       391,401        14,188       23,403      72,933
Units redeemed                                                  (97,621)   (2,442,408)     (132,324)     (58,570)     (4,599)
                                                           ------------  ------------  ------------  -----------  ----------
Ending units                                                    670,078    10,210,265       823,135      133,285      69,041
                                                           ============  ============  ============  ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              American
                                                                              Funds US
                                                                American     Government   AST Asset     AST Asset    AST Asset
                                                                  Funds      AAA-Rated    Allocation    Allocation   Allocation
                                                              International  Securities   Portfolio     Portfolio    Portfolio
                                                              Fund Class 3  Fund Class 3   Class 1       Class 2      Class 3
                                                              ------------- ------------ ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   388,470  $   153,329  $  2,571,910  $   144,400  $   916,075
   Mortality and expense risk and administrative
     charges                                                      (370,359)    (144,409)   (1,397,583)     (89,626)    (538,422)
                                                               -----------  -----------  ------------  -----------  -----------
   Net investment income (loss)                                     18,111        8,920     1,174,327       54,774      377,653
   Net realized gain (loss)                                       (572,042)         205     1,253,523      124,896     (355,146)
   Capital gain distribution from mutual funds                   2,445,527      214,836     6,392,532      381,723    2,501,812
   Change in unrealized appreciation (depreciation) of
     investments                                                (1,354,430)    (223,036)     (827,423)    (102,759)     319,779
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations                  537,166          925     7,992,959      458,634    2,844,098
                                                               -----------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          147,429       45,672       478,178          150    1,996,122
   Payments for contract benefits or terminations               (3,701,237)  (1,468,405)  (10,486,479)    (588,455)  (3,288,755)
   Transfers between sub-accounts (including fixed
     account), net                                              (1,853,523)     930,504    (2,280,338)     (61,280)   2,153,618
   Contract maintenance charges                                     (9,400)      (4,354)      (35,858)     (13,355)    (177,832)
   Adjustments to net assets allocated to contracts in
     payout period                                                   7,488       10,133         8,367          136           19
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions    (5,409,243)    (486,450)  (12,316,130)    (662,804)     683,172
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                               (4,872,077)    (485,525)   (4,323,171)    (204,170)   3,527,270
Net assets at beginning of period                               31,581,888   10,978,306    94,831,785    5,746,646   34,297,407
                                                               -----------  -----------  ------------  -----------  -----------
Net assets at end of period                                    $26,709,811  $10,492,781  $ 90,508,614  $ 5,542,476  $37,824,677
                                                               ===========  ===========  ============  ===========  ===========
Beginning units                                                    576,621      271,758     2,630,695      164,976    1,559,554
Units issued                                                         3,934       44,077        46,208        7,309      803,259
Units redeemed                                                    (103,478)     (55,920)     (377,043)     (25,820)    (737,853)
                                                               -----------  -----------  ------------  -----------  -----------
Ending units                                                       477,077      259,915     2,299,860      146,465    1,624,960
                                                               ===========  ===========  ============  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $   539,869  $   167,713  $  3,007,949  $   172,649  $   988,185
   Mortality and expense risk and administrative
     charges                                                      (476,367)    (155,308)   (1,591,553)    (103,897)    (572,347)
                                                               -----------  -----------  ------------  -----------  -----------
   Net investment income (loss)                                     63,502       12,405     1,416,396       68,752      415,838
   Net realized gain (loss)                                        432,843        4,423     2,886,113      211,029    1,480,414
   Capital gain distribution from mutual funds                   2,059,991       97,699    10,384,503      632,206    3,721,937
   Change in unrealized appreciation (depreciation) of
     investments                                                (4,349,926)     (67,632)  (17,805,092)  (1,126,820)  (6,915,182)
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations               (1,793,590)      46,895    (3,118,080)    (214,833)  (1,296,993)
                                                               -----------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           98,466       68,508       581,975       26,752    2,694,209
   Payments for contract benefits or terminations               (4,885,820)  (2,485,740)  (11,856,725)    (737,602)  (4,005,565)
   Transfers between sub-accounts (including fixed
     account), net                                                 (99,571)     405,033    (1,694,654)     (58,629)     745,427
   Contract maintenance charges                                    (11,135)      (4,852)      (40,949)     (15,014)    (175,253)
   Adjustments to net assets allocated to contracts in
     payout period                                                  10,432       10,574        16,170          229          355
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions    (4,887,628)  (2,006,477)  (12,994,183)    (784,264)    (740,827)
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                               (6,681,218)  (1,959,582)  (16,112,263)    (999,097)  (2,037,820)
Net assets at beginning of period                               38,263,106   12,937,888   110,944,048    6,745,743   36,335,227
                                                               -----------  -----------  ------------  -----------  -----------
Net assets at end of period                                    $31,581,888  $10,978,306  $ 94,831,785  $ 5,746,646  $34,297,407
                                                               ===========  ===========  ============  ===========  ===========
Beginning units                                                    658,805      321,306     2,978,668      186,837    1,531,013
Units issued                                                        17,415       38,693        64,829        3,615      360,402
Units redeemed                                                     (99,599)     (88,241)     (412,802)     (25,476)    (331,861)
                                                               -----------  -----------  ------------  -----------  -----------
Ending units                                                       576,621      271,758     2,630,695      164,976    1,559,554
                                                               ===========  ===========  ============  ===========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       AST            AST
                                                         AST Capital   AST Capital  AST Capital     Government     Government
                                                         Appreciation  Appreciation Appreciation   and Quality    and Quality
                                                          Portfolio     Portfolio    Portfolio    Bond Portfolio Bond Portfolio
                                                           Class 1       Class 2      Class 3        Class 1        Class 2
                                                         ------------  ------------ ------------  -------------- --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --  $        --  $         --   $    952,247   $   322,573
   Mortality and expense risk and administrative
     charges                                               (3,950,251)    (644,945)   (6,187,881)    (1,044,183)     (434,726)
                                                         ------------  -----------  ------------   ------------   -----------
   Net investment income (loss)                            (3,950,251)    (644,945)   (6,187,881)       (91,936)     (112,153)
   Net realized gain (loss)                                 4,697,440    1,096,451     7,057,767        207,267       123,855
   Capital gain distribution from mutual funds             33,098,288    5,381,762    54,075,855        459,042       178,991
   Change in unrealized appreciation (depreciation)
     of investments                                       (33,775,781)  (5,930,766)  (54,677,628)      (516,863)     (121,517)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from operations              69,696      (97,498)      268,113         57,510        69,176
                                                         ------------  -----------  ------------   ------------   -----------
From contract transactions:
   Payments received from contract owners                   1,486,384       36,936    10,403,507        591,430        52,037
   Payments for contract benefits or terminations         (28,868,597)  (4,904,646)  (39,390,741)    (8,793,389)   (4,528,212)
   Transfers between sub-accounts (including fixed
     account), net                                         (7,540,822)    (809,950)    1,916,495      2,333,510      (547,133)
   Contract maintenance charges                              (109,992)     (76,521)   (2,326,075)       (38,955)      (70,416)
   Adjustments to net assets allocated to contracts in
     payout period                                             19,540          752         3,088         12,423         2,125
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (35,013,487)  (5,753,429)  (29,393,726)    (5,894,981)   (5,091,599)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets                         (34,943,791)  (5,850,927)  (29,125,613)    (5,837,471)   (5,022,423)
Net assets at beginning of period                         284,721,855   45,450,170   426,922,869     70,014,654    29,886,349
                                                         ------------  -----------  ------------   ------------   -----------
Net assets at end of period                              $249,778,064  $39,599,243  $397,797,256   $ 64,177,183   $24,863,926
                                                         ============  ===========  ============   ============   ===========
Beginning units                                             3,034,634      489,826    10,203,791      3,311,085     1,444,594
Units issued                                                   67,750       10,189     1,521,458        314,800        47,986
Units redeemed                                               (452,647)     (74,031)   (1,804,473)      (587,802)     (287,571)
                                                         ------------  -----------  ------------   ------------   -----------
Ending units                                                2,649,737      425,984     9,920,776      3,038,083     1,205,009
                                                         ============  ===========  ============   ============   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $         --  $        --  $         --   $  1,113,854   $   428,244
   Mortality and expense risk and administrative
     charges                                               (4,599,558)    (766,031)   (7,034,934)    (1,152,501)     (517,624)
                                                         ------------  -----------  ------------   ------------   -----------
   Net investment income (loss)                            (4,599,558)    (766,031)   (7,034,934)       (38,647)      (89,380)
   Net realized gain (loss)                                12,309,561    3,017,872    24,105,601        130,431        64,196
   Capital gain distribution from mutual funds             48,147,371    7,881,554    75,145,930        262,552       114,563
   Change in unrealized appreciation (depreciation)
     of investments                                       (34,795,025)  (6,735,850)  (61,872,795)    (1,060,351)     (445,044)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from operations          21,062,349    3,397,545    30,343,802       (706,015)     (355,665)
                                                         ------------  -----------  ------------   ------------   -----------
From contract transactions:
   Payments received from contract owners                   1,587,254      182,497    20,779,171        674,070        83,039
   Payments for contract benefits or terminations         (38,041,980)  (7,180,323)  (52,364,435)   (10,278,904)   (5,664,996)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,578,039)  (1,480,361)  (16,503,461)      (588,033)     (978,921)
   Contract maintenance charges                              (118,641)     (82,459)   (2,455,454)       (42,530)      (72,914)
   Adjustments to net assets allocated to contracts in
     payout period                                             12,264       (1,308)       (1,356)        12,987         4,012
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (40,139,142)  (8,561,954)  (50,545,535)   (10,222,410)   (6,629,780)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets                         (19,076,793)  (5,164,409)  (20,201,733)   (10,928,425)   (6,985,445)
Net assets at beginning of period                         303,798,648   50,614,579   447,124,602     80,943,079    36,871,794
                                                         ------------  -----------  ------------   ------------   -----------
Net assets at end of period                              $284,721,855  $45,450,170  $426,922,869   $ 70,014,654   $29,886,349
                                                         ============  ===========  ============   ============   ===========
Beginning units                                             3,471,675      582,777    10,550,598      3,791,180     1,761,628
Units issued                                                   97,065       11,632     1,865,842        217,280        58,089
Units redeemed                                               (534,106)    (104,583)   (2,212,649)      (697,375)     (375,123)
                                                         ------------  -----------  ------------   ------------   -----------
Ending units                                                3,034,634      489,826    10,203,791      3,311,085     1,444,594
                                                         ============  ===========  ============   ============   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                   AST SA
                                                              AST                                                 BlackRock
                                                           Government                                            Multi-Asset
                                                          and Quality    AST Growth    AST Growth   AST Growth     Income
                                                         Bond Portfolio  Portfolio     Portfolio    Portfolio     Portfolio
                                                            Class 3       Class 1       Class 2      Class 3       Class 3
                                                         -------------- ------------  -----------  ------------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $  6,368,806  $    651,962  $   142,797  $    643,219  $   73,645
   Mortality and expense risk and administrative
     charges                                                (8,409,414)     (961,924)    (270,146)   (1,329,014)    (18,916)
                                                          ------------  ------------  -----------  ------------  ----------
   Net investment income (loss)                             (2,040,608)     (309,962)    (127,349)     (685,795)     54,729
   Net realized gain (loss)                                   (444,099)    2,513,919      680,330     3,077,335     (30,598)
   Capital gain distribution from mutual funds               3,708,572     4,395,727    1,173,442     5,963,604     201,577
   Change in unrealized appreciation (depreciation) of
     investments                                            (3,551,439)   (3,195,961)    (854,979)   (4,039,183)   (207,953)
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           (2,327,574)    3,403,723      871,444     4,315,961      17,755
                                                          ------------  ------------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   27,982,296       191,718       28,549       583,001   2,926,943
   Payments for contract benefits or terminations          (60,304,386)   (7,129,380)  (2,062,959)   (9,684,596)   (155,268)
   Transfers between sub-accounts (including fixed
     account), net                                          53,560,073    (2,055,394)    (452,096)     (909,267)  1,260,991
   Contract maintenance charges                             (4,301,548)      (34,874)     (39,924)     (390,249)    (10,778)
   Adjustments to net assets allocated to contracts in
     payout period                                               3,697         1,559          167         3,130          --
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                              16,940,132    (9,026,371)  (2,526,263)  (10,397,981)  4,021,888
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets                           14,612,558    (5,622,648)  (1,654,819)   (6,082,020)  4,039,643
Net assets at beginning of period                          517,482,820    67,822,689   18,719,395    89,410,347     107,648
                                                          ------------  ------------  -----------  ------------  ----------
Net assets at end of period                               $532,095,378  $ 62,200,041  $17,064,576  $ 83,328,327  $4,147,291
                                                          ============  ============  ===========  ============  ==========
Beginning units                                             32,693,134     1,407,748      399,190     2,674,883       8,383
Units issued                                                10,935,132         9,243        5,657       191,626     410,962
Units redeemed                                              (8,770,430)     (196,501)     (59,918)     (470,369)    (52,042)
                                                          ------------  ------------  -----------  ------------  ----------
Ending units                                                34,857,836     1,220,490      344,929     2,396,140     367,303
                                                          ============  ============  ===========  ============  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $  6,857,271  $    459,107  $    88,100  $    324,966  $      403
   Mortality and expense risk and administrative
     charges                                                (8,395,212)   (1,156,234)    (326,714)   (1,543,300)       (496)
                                                          ------------  ------------  -----------  ------------  ----------
   Net investment income (loss)                             (1,537,941)     (697,127)    (238,614)   (1,218,334)        (93)
   Net realized gain (loss)                                   (855,048)    4,566,113    1,529,713     6,182,924         (66)
   Capital gain distribution from mutual funds               1,947,023    10,185,387    2,751,848    13,159,117       8,444
   Change in unrealized appreciation (depreciation) of
     investments                                            (6,126,534)  (14,845,436)  (4,244,828)  (19,352,316)    (12,614)
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           (6,572,500)     (791,063)    (201,881)   (1,228,609)     (4,329)
                                                          ------------  ------------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   19,256,578       406,826      138,004     1,845,213      85,644
   Payments for contract benefits or terminations          (66,062,558)   (9,619,920)  (3,751,548)  (13,604,668)         --
   Transfers between sub-accounts (including fixed
     account), net                                          18,571,691    (2,322,180)    (313,265)     (669,678)     26,333
   Contract maintenance charges                             (3,719,930)      (38,918)     (43,938)     (426,195)         --
   Adjustments to net assets allocated to contracts in
     payout period                                               1,445         8,846        1,135        (6,101)         --
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                             (31,952,774)  (11,565,346)  (3,969,612)  (12,861,429)    111,977
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets                          (38,525,274)  (12,356,409)  (4,171,493)  (14,090,038)    107,648
Net assets at beginning of period                          556,008,094    80,179,098   22,890,888   103,500,385          --
                                                          ------------  ------------  -----------  ------------  ----------
Net assets at end of period                               $517,482,820  $ 67,822,689  $18,719,395  $ 89,410,347  $  107,648
                                                          ============  ============  ===========  ============  ==========
Beginning units                                             33,515,084     1,641,387      480,301     2,865,165          --
Units issued                                                 6,957,348        17,974        8,794       296,921       8,394
Units redeemed                                              (7,779,298)     (251,613)     (89,905)     (487,203)        (11)
                                                          ------------  ------------  -----------  ------------  ----------
Ending units                                                32,693,134     1,407,748      399,190     2,674,883       8,383
                                                          ============  ============  ===========  ============  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           AST Natural  AST Natural   AST Natural  AST Strategic    BlackRock
                                                            Resources    Resources     Resources    Multi-Asset      Global
                                                            Portfolio    Portfolio     Portfolio     Portfolio   Allocation V.I.
                                                             Class 1      Class 2       Class 3       Class 3    Fund Class III
                                                          ------------  -----------  ------------  ------------- ---------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $    918,635  $   221,010  $  2,743,522    $     --      $   26,050
   Mortality and expense risk and administrative charges      (323,690)     (84,974)   (1,064,018)       (478)        (26,977)
                                                          ------------  -----------  ------------    --------      ----------
   Net investment income (loss)                                594,945      136,036     1,679,504        (478)           (927)
   Net realized gain (loss)                                 (3,950,301)  (1,159,566)  (14,870,019)         46         (14,467)
   Change in unrealized appreciation (depreciation) of
     investments                                             8,654,751    2,332,768    29,909,722       1,771          66,086
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from operations            5,299,395    1,309,238    16,719,207       1,339          50,692
                                                          ------------  -----------  ------------    --------      ----------
From contract transactions:
   Payments received from contract owners                       68,245       10,960     1,107,053     342,457          40,660
   Payments for contract benefits or terminations           (2,306,022)    (545,980)   (6,695,363)       (297)        (66,614)
   Transfers between sub-accounts (including fixed
     account), net                                            (502,640)    (529,912)   (7,817,521)     22,074          70,054
   Contract maintenance charges                                (17,061)     (17,678)     (438,972)         --             (91)
   Adjustments to net assets allocated to contracts in
     payout period                                              (2,099)        (275)        1,521          --              --
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from contract
  transactions                                              (2,759,577)  (1,082,885)  (13,843,282)    364,234          44,009
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets                            2,539,818      226,353     2,875,925     365,573          94,701
Net assets at beginning of period                           20,531,857    5,118,355    66,749,200          --       2,036,288
                                                          ------------  -----------  ------------    --------      ----------
Net assets at end of period                               $ 23,071,675  $ 5,344,708  $ 69,625,125    $365,573      $2,130,989
                                                          ============  ===========  ============    ========      ==========
Beginning units                                                671,538      172,720     4,882,343          --         215,571
Units issued                                                    33,317        4,474       579,949      38,915          17,392
Units redeemed                                                (115,338)     (35,866)   (1,377,939)     (2,039)        (13,172)
                                                          ------------  -----------  ------------    --------      ----------
Ending units                                                   589,517      141,328     4,084,353      36,876         219,791
                                                          ============  ===========  ============    ========      ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $    395,043  $    82,900  $    881,585    $     --      $   14,459
   Mortality and expense risk and administrative charges      (403,000)    (106,993)   (1,211,652)         --          (5,924)
                                                          ------------  -----------  ------------    --------      ----------
   Net investment income (loss)                                 (7,957)     (24,093)     (330,067)         --           8,535
   Net realized gain (loss)                                 (4,771,296)  (1,402,260)  (12,956,137)         --          (1,750)
   Capital gain distribution from mutual funds                      --           --            --          --         106,931
   Change in unrealized appreciation (depreciation) of
     investments                                            (1,494,667)    (113,009)   (4,799,996)         --        (125,259)
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from operations           (6,273,920)  (1,539,362)  (18,086,200)         --         (11,543)
                                                          ------------  -----------  ------------    --------      ----------
From contract transactions:
   Payments received from contract owners                       72,388       33,159     1,949,456          --       2,034,836
   Payments for contract benefits or terminations           (3,149,729)  (1,089,919)   (9,305,271)         --          (1,914)
   Transfers between sub-accounts (including fixed
     account), net                                          (1,164,991)     (22,740)    5,694,537          --          14,909
   Contract maintenance charges                                (19,699)     (19,440)     (460,233)         --              --
   Adjustments to net assets allocated to contracts in
     payout period                                                (759)        (410)       (4,016)         --              --
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from contract
  transactions                                              (4,262,790)  (1,099,350)   (2,125,527)         --       2,047,831
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets                          (10,536,710)  (2,638,712)  (20,211,727)         --       2,036,288
Net assets at beginning of period                           31,068,567    7,757,067    86,960,927          --              --
                                                          ------------  -----------  ------------    --------      ----------
Net assets at end of period                               $ 20,531,857  $ 5,118,355  $ 66,749,200    $     --      $2,036,288
                                                          ============  ===========  ============    ========      ==========
Beginning units                                                786,603      202,008     4,537,357          --              --
Units issued                                                    36,660       17,977     1,328,439          --         220,198
Units redeemed                                                (151,725)     (47,265)     (983,453)         --          (4,627)
                                                          ------------  -----------  ------------    --------      ----------
Ending units                                                   671,538      172,720     4,882,343          --         215,571
                                                          ============  ===========  ============    ========      ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            BlackRock    BlackRock
                                                              BlackRock       BlackRock      iShares      iShares
                                                               iShares         iShares       Dynamic       Equity    Columbia VP
                                                             Alternative       Dynamic     Fixed Income Appreciation    Asset
                                                           Strategies V.I. Allocation V.I.  V.I. Fund    V.I. Fund    Allocation
                                                           Fund Class III  Fund Class III   Class III    Class III   Fund Class 1
                                                           --------------- --------------- ------------ ------------ ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                 $   25,328       $  6,481       $  1,946     $  2,117    $  16,979
   Mortality and expense risk and administrative charges        (10,003)        (3,833)          (969)      (1,418)     (11,488)
                                                             ----------       --------       --------     --------    ---------
   Net investment income (loss)                                  15,325          2,648            977          699        5,491
   Net realized gain (loss)                                      (2,182)          (199)             5         (480)      12,468
   Capital gain distribution from mutual funds                       --             --             --           --        8,561
   Change in unrealized appreciation (depreciation) of
     investments                                                 13,453         13,461         (1,531)       9,717        1,114
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from operations                26,596         15,910           (549)       9,936       27,634
                                                             ----------       --------       --------     --------    ---------
From contract transactions:
   Payments received from contract owners                        96,628          8,443         46,601       14,183           --
   Payments for contract benefits or terminations               (12,440)            --             --         (802)     (40,365)
   Transfers between sub-accounts (including fixed
     account), net                                              264,398         28,915         20,742       28,859       (9,752)
   Contract maintenance charges                                     (77)           (20)           (35)         (23)        (153)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from contract
  transactions                                                  348,509         37,338         67,308       42,217      (50,270)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets                               375,105         53,248         66,759       52,153      (22,636)
Net assets at beginning of period                               630,027        288,623         49,112       91,274      771,994
                                                             ----------       --------       --------     --------    ---------
Net assets at end of period                                  $1,005,132       $341,871       $115,871     $143,427    $ 749,358
                                                             ==========       ========       ========     ========    =========
Beginning units                                                  64,714         30,466          5,033       10,067       48,225
Units issued                                                     38,759          3,931          6,721        5,347           56
Units redeemed                                                   (5,123)           (36)           (90)        (728)      (3,171)
                                                             ----------       --------       --------     --------    ---------
Ending units                                                     98,350         34,361         11,664       14,686       45,110
                                                             ==========       ========       ========     ========    =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                 $   17,831       $  5,150       $    858     $  1,522    $  16,354
   Mortality and expense risk and administrative charges         (3,423)        (2,028)          (277)        (704)     (12,158)
                                                             ----------       --------       --------     --------    ---------
   Net investment income (loss)                                  14,408          3,122            581          818        4,196
   Net realized gain (loss)                                        (479)          (104)            (7)         (42)      17,499
   Capital gain distribution from mutual funds                       --             --             --           --       82,764
   Change in unrealized appreciation (depreciation) of
     investments                                                (33,463)       (20,826)        (1,476)     (11,085)    (107,290)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from operations               (19,534)       (17,808)          (902)     (10,309)      (2,831)
                                                             ----------       --------       --------     --------    ---------
From contract transactions:
   Payments received from contract owners                       508,223        288,725         44,127       62,146           --
   Payments for contract benefits or terminations                (2,941)            --             --           --      (46,085)
   Transfers between sub-accounts (including fixed
     account), net                                              144,285         17,706          5,887       39,437       11,256
   Contract maintenance charges                                      (6)            --             --           --         (166)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from contract
  transactions                                                  649,561        306,431         50,014      101,583      (34,995)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets                               630,027        288,623         49,112       91,274      (37,826)
Net assets at beginning of period                                    --             --             --           --      809,820
                                                             ----------       --------       --------     --------    ---------
Net assets at end of period                                  $  630,027       $288,623       $ 49,112     $ 91,274    $ 771,994
                                                             ==========       ========       ========     ========    =========
Beginning units                                                      --             --             --           --       50,356
Units issued                                                     67,997         30,519          5,116       10,067          705
Units redeemed                                                   (3,283)           (53)           (83)          --       (2,836)
                                                             ----------       --------       --------     --------    ---------
Ending units                                                     64,714         30,466          5,033       10,067       48,225
                                                             ==========       ========       ========     ========    =========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             Columbia VP                             Columbia VP
                                                                Columbia VP    Emerging    Columbia VP  Columbia VP    Limited
                                                                  Dividend     Markets       Income      Large Cap    Duration
                                                                Opportunity      Bond     Opportunities Growth Fund  Credit Fund
                                                                Fund Class 1 Fund Class 2 Fund Class 1    Class 1      Class 2
                                                                ------------ ------------ ------------- -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $       --     $   89     $ 1,361,652  $        --   $  5,794
   Mortality and expense risk and administrative charges            (28,491)       (25)       (216,831)    (260,476)    (1,163)
                                                                 ----------     ------     -----------  -----------   --------
   Net investment income (loss)                                     (28,491)        64       1,144,821     (260,476)     4,631
   Net realized gain (loss)                                         125,828         68        (550,855)     222,429     (2,201)
   Capital gain distribution from mutual funds                           --         --         568,113           --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                    110,959        150         (38,629)   1,093,619      1,709
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from operations                   208,296        282       1,123,450    1,055,572      4,139
                                                                 ----------     ------     -----------  -----------   --------
From contract transactions:
   Payments received from contract owners                                --         --           1,368        7,736      1,400
   Payments for contract benefits or terminations                  (162,082)        --      (1,523,561)  (2,094,146)        --
   Transfers between sub-accounts (including fixed
     account), net                                                 (133,489)       (85)      1,183,564   24,522,751    (68,705)
   Contract maintenance charges                                      (3,174)        (2)        (59,997)     (56,321)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --              --         (973)        --
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from contract transactions       (298,745)       (87)       (398,626)  22,379,047    (67,305)
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets                                   (90,449)       195         724,824   23,434,619    (63,166)
Net assets at beginning of period                                 1,848,927      1,916      12,963,856           --     90,115
                                                                 ----------     ------     -----------  -----------   --------
Net assets at end of period                                      $1,758,478     $2,111     $13,688,680  $23,434,619   $ 26,949
                                                                 ==========     ======     ===========  ===========   ========
Beginning units                                                     122,000        206         577,730           --      9,468
Units issued                                                          1,963        245          94,801    5,779,756     11,830
Units redeemed                                                      (20,354)      (245)       (113,487)  (3,537,414)   (18,578)
                                                                 ----------     ------     -----------  -----------   --------
Ending units                                                        103,609        206         559,044    2,242,342      2,720
                                                                 ==========     ======     ===========  ===========   ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $       --     $   --     $ 1,326,532  $        --   $     --
   Mortality and expense risk and administrative charges            (31,705)        (7)       (236,050)          --       (401)
                                                                 ----------     ------     -----------  -----------   --------
   Net investment income (loss)                                     (31,705)        (7)      1,090,482           --       (401)
   Net realized gain (loss)                                          98,423         --        (203,099)          --       (241)
   Capital gain distribution from mutual funds                           --         --         127,123           --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (152,631)       (11)     (1,317,844)          --     (1,740)
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from operations                   (85,913)       (18)       (303,338)          --     (2,382)
                                                                 ----------     ------     -----------  -----------   --------
From contract transactions:
   Payments received from contract owners                             2,290      1,900          51,300           --    130,058
   Payments for contract benefits or terminations                  (228,194)        --      (2,075,052)          --         --
   Transfers between sub-accounts (including fixed
     account), net                                                  (21,831)        34        (535,650)          --    (37,561)
   Contract maintenance charges                                      (3,391)        --         (60,371)          --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --              31           --         --
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from contract transactions       (251,126)     1,934      (2,619,742)          --     92,497
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets                                  (337,039)     1,916      (2,923,080)          --     90,115
Net assets at beginning of period                                 2,185,966         --      15,886,936           --         --
                                                                 ----------     ------     -----------  -----------   --------
Net assets at end of period                                      $1,848,927     $1,916     $12,963,856  $        --   $ 90,115
                                                                 ==========     ======     ===========  ===========   ========
Beginning units                                                     138,166         --         689,685           --         --
Units issued                                                          4,572        206          29,702           --     14,106
Units redeemed                                                      (20,738)        --        (141,657)          --     (4,638)
                                                                 ----------     ------     -----------  -----------   --------
Ending units                                                        122,000        206         577,730           --      9,468
                                                                 ==========     ======     ===========  ===========   ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Columbia VP                            Columbia VP
                                                                Loomis    Columbia VP   Columbia VP    Loomis      Columbia VP
                                                                Sayles     Large Cap     Large Cap     Sayles     International
                                                              Growth Fund Growth Fund   Growth Fund  Growth Fund  Opportunities
                                                                Class 1   II Class 1    III Class 1  II Class 1   Fund Class 2
                                                              ----------- -----------  ------------  -----------  -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $       --  $        --  $         --  $     4,314   $    10,564
   Mortality and expense risk and administrative charges         (17,697)      (4,773)     (130,667)      (8,277)       (6,729)
                                                              ----------  -----------  ------------  -----------   -----------
   Net investment income (loss)                                  (17,697)      (4,773)     (130,667)      (3,963)        3,835
   Net realized gain (loss)                                        5,960     (111,188)  (11,995,422)    (380,864)      134,146
   Capital gain distribution from mutual funds                        --      213,107     9,659,072      659,940            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  81,146     (181,821)      502,028     (258,148)     (472,798)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from operations                 69,409      (84,675)   (1,964,989)      16,965      (334,817)
                                                              ----------  -----------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                            133           --         9,021           67            --
   Payments for contract benefits or terminations                (56,307)      (1,714)     (642,857)     (37,526)      (41,545)
   Transfers between sub-accounts (including fixed
     account), net                                             1,679,656     (930,066)  (24,022,573)  (1,683,794)   (1,071,207)
   Contract maintenance charges                                   (1,540)        (100)      (29,316)        (706)         (702)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           --         1,070           --            --
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from contract transactions   1,621,942     (931,880)  (24,684,655)  (1,721,959)   (1,113,454)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets                              1,691,351   (1,016,555)  (26,649,644)  (1,704,994)   (1,448,271)
Net assets at beginning of period                                     --    1,016,555    26,649,644    1,704,994     1,448,271
                                                              ----------  -----------  ------------  -----------   -----------
Net assets at end of period                                   $1,691,351  $        --  $         --  $        --   $        --
                                                              ==========  ===========  ============  ===========   ===========
Beginning units                                                       --       46,711     1,465,113      102,511        78,454
Units issued                                                     337,514          517        14,275          201         1,849
Units redeemed                                                  (175,545)     (47,228)   (1,479,388)    (102,712)      (80,303)
                                                              ----------  -----------  ------------  -----------   -----------
Ending units                                                     161,969           --            --           --            --
                                                              ==========  ===========  ============  ===========   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $       --  $        --  $     45,512  $     2,021   $     4,533
   Mortality and expense risk and administrative charges              --      (17,701)     (478,067)     (30,504)      (25,837)
                                                              ----------  -----------  ------------  -----------   -----------
   Net investment income (loss)                                       --      (17,701)     (432,555)     (28,483)      (21,304)
   Net realized gain (loss)                                           --       37,073       496,605      157,279        72,144
   Capital gain distribution from mutual funds                        --      207,284     4,348,821      231,854            --
   Change in unrealized appreciation (depreciation) of
     investments                                                      --     (225,815)   (4,077,398)    (342,610)      (63,412)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from operations                     --          841       335,473       18,040       (12,572)
                                                              ----------  -----------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                             --           --       240,163        3,812         2,519
   Payments for contract benefits or terminations                     --     (108,715)   (3,872,353)    (349,355)     (245,821)
   Transfers between sub-accounts (including fixed
     account), net                                                    --       (1,831)   (1,117,154)     (74,029)      (67,916)
   Contract maintenance charges                                       --         (877)      (99,145)      (2,724)       (2,947)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           --            (1)          --            --
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from contract transactions          --     (111,423)   (4,848,490)    (422,296)     (314,165)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets                                     --     (110,582)   (4,513,017)    (404,256)     (326,737)
Net assets at beginning of period                                     --    1,127,137    31,162,661    2,109,250     1,775,008
                                                              ----------  -----------  ------------  -----------   -----------
Net assets at end of period                                   $       --  $ 1,016,555  $ 26,649,644  $ 1,704,994   $ 1,448,271
                                                              ==========  ===========  ============  ===========   ===========
Beginning units                                                       --       51,756     1,730,581      127,401        94,610
Units issued                                                          --          329        56,699        1,211         2,557
Units redeemed                                                        --       (5,374)     (322,167)     (26,101)      (18,713)
                                                              ----------  -----------  ------------  -----------   -----------
Ending units                                                          --       46,711     1,465,113      102,511        78,454
                                                              ==========  ===========  ============  ===========   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         FTVIP
                                                              Columbia VP   Columbia VP  Columbia VP    Franklin
                                                                Mid Cap       Select        Small       Founding       FTVIP
                                                                 Growth    International   Company       Funds        Franklin
                                                              Opportunity     Equity     Growth Fund Allocation VIP  Income VIP
                                                              Fund Class 1    Class 2      Class 1    Fund Class 2  Fund Class 2
                                                              ------------ ------------- ----------- -------------- ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $     --    $   14,221    $      --   $ 1,817,755   $  6,822,816
   Mortality and expense risk and administrative charges          (6,571)      (13,357)     (10,782)     (715,481)    (2,093,466)
                                                                --------    ----------    ---------   -----------   ------------
   Net investment income (loss)                                   (6,571)          864      (10,782)    1,102,274      4,729,350
   Net realized gain (loss)                                       19,825       (21,362)      47,084    (1,026,838)      (227,762)
   Capital gain distribution from mutual funds                        --            --      140,124     1,538,723             --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (10,590)      (16,582)    (102,660)    3,373,971     11,464,811
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from operations                  2,664       (37,080)      73,766     4,988,130     15,966,399
                                                                --------    ----------    ---------   -----------   ------------
From contract transactions:
   Payments received from contract owners                             --            --           --       666,518      3,206,770
   Payments for contract benefits or terminations                (41,137)      (72,879)     (57,998)   (4,367,386)   (12,927,714)
   Transfers between sub-accounts (including fixed
     account), net                                               (42,004)    1,386,944      (56,622)   (2,562,733)      (455,332)
   Contract maintenance charges                                     (120)       (1,676)        (438)     (360,116)      (934,806)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --           --            --          1,046
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from contract transactions     (83,261)    1,312,389     (115,058)   (6,623,717)   (11,110,036)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets                                (80,597)    1,275,309      (41,292)   (1,635,587)     4,856,363
Net assets at beginning of period                                443,287            --      718,921    48,202,007    140,075,957
                                                                --------    ----------    ---------   -----------   ------------
Net assets at end of period                                     $362,690    $1,275,309    $ 677,629   $46,566,420   $144,932,320
                                                                ========    ==========    =========   ===========   ============
Beginning units                                                   26,926            --       43,151     4,171,986     11,333,252
Units issued                                                         673       285,277          390       262,978      1,323,697
Units redeemed                                                    (5,949)     (153,881)      (6,945)     (819,294)    (2,214,106)
                                                                --------    ----------    ---------   -----------   ------------
Ending units                                                      21,650       131,396       36,596     3,615,670     10,442,843
                                                                ========    ==========    =========   ===========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $     --    $       --    $      --   $ 1,584,393   $  7,198,499
   Mortality and expense risk and administrative charges          (7,393)           --      (13,821)     (840,149)    (2,368,751)
                                                                --------    ----------    ---------   -----------   ------------
   Net investment income (loss)                                   (7,393)           --      (13,821)      744,244      4,829,748
   Net realized gain (loss)                                       19,845            --      113,984       189,431      1,756,222
   Capital gain distribution from mutual funds                        --            --       42,836        86,635             --
   Change in unrealized appreciation (depreciation) of
     investments                                                   6,576            --     (108,143)   (5,049,346)   (19,786,428)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from operations                 19,028            --       34,856    (4,029,036)   (13,200,458)
                                                                --------    ----------    ---------   -----------   ------------
From contract transactions:
   Payments received from contract owners                             --            --          458     2,458,096      8,192,204
   Payments for contract benefits or terminations                (28,469)           --     (213,945)   (5,502,721)   (13,014,284)
   Transfers between sub-accounts (including fixed
     account), net                                                (9,780)           --      (29,110)   (1,198,774)    (6,135,091)
   Contract maintenance charges                                     (126)           --         (610)     (375,638)      (968,352)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --           --            --           (931)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from contract transactions     (38,375)           --     (243,207)   (4,619,037)   (11,926,454)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets                                (19,347)           --     (208,351)   (8,648,073)   (25,126,912)
Net assets at beginning of period                                462,634            --      927,272    56,850,080    165,202,869
                                                                --------    ----------    ---------   -----------   ------------
Net assets at end of period                                     $443,287    $       --    $ 718,921   $48,202,007   $140,075,957
                                                                ========    ==========    =========   ===========   ============
Beginning units                                                   29,229            --       56,831     4,543,641     12,250,257
Units issued                                                       1,665            --        1,217       617,081      1,656,562
Units redeemed                                                    (3,968)           --      (14,897)     (988,736)    (2,573,567)
                                                                --------    ----------    ---------   -----------   ------------
Ending units                                                      26,926            --       43,151     4,171,986     11,333,252
                                                                ========    ==========    =========   ===========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                FTVIP      Goldman      Goldman        Goldman
                                                              Franklin    Sachs VIT    Sachs VIT      Sachs VIT      Goldman
                                                              Strategic Global Trends  Government   Multi-Strategy  Sachs VIT
                                                               Income    Allocation   Money Market   Alternatives   Strategic
                                                              VIP Fund  Fund Service  Fund Service  Portfolio Adv  Income Fund
                                                               Class 2      Class        Class          Class       Adv Class
                                                              --------- ------------- ------------  -------------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $ 20,838     $   102    $     13,096     $  5,366     $  3,777
   Mortality and expense risk and administrative charges        (7,535)       (439)       (289,229)      (7,390)      (2,179)
                                                              --------     -------    ------------     --------     --------
   Net investment income (loss)                                 13,303        (337)       (276,133)      (2,024)       1,598
   Net realized gain (loss)                                     (3,100)       (426)             --       (4,828)        (652)
   Change in unrealized appreciation (depreciation) of
     investments                                                29,347       1,831              (6)       3,541       (1,650)
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from operations               39,550       1,068        (276,139)      (3,311)        (704)
                                                              --------     -------    ------------     --------     --------
From contract transactions:
   Payments received from contract owners                       36,362          --      47,299,295       66,222           --
   Payments for contract benefits or terminations              (19,538)     (4,796)    (10,674,884)     (30,301)     (14,204)
   Transfers between sub-accounts (including fixed
     account), net                                              32,177       2,616      19,254,795      252,539       38,583
   Contract maintenance charges                                    (56)         --        (179,937)         (52)          (5)
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from contract transactions    48,945      (2,180)     55,699,269      288,408       24,374
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets                               88,495      (1,112)     55,423,130      285,097       23,670
Net assets at beginning of period                              541,942      39,641              --      495,129      179,962
                                                              --------     -------    ------------     --------     --------
Net assets at end of period                                   $630,437     $38,529    $ 55,423,130     $780,226     $203,632
                                                              ========     =======    ============     ========     ========
Beginning units                                                 58,383       4,209              --       53,719       18,829
Units issued                                                     9,165         270      12,937,882       36,710        4,014
Units redeemed                                                  (3,886)       (542)     (7,343,507)      (5,079)      (1,534)
                                                              --------     -------    ------------     --------     --------
Ending units                                                    63,662       3,937       5,594,375       85,350       21,309
                                                              ========     =======    ============     ========     ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $ 17,321     $    35    $         --     $  8,969     $  1,727
   Mortality and expense risk and administrative charges        (3,604)        (71)             --       (2,445)        (318)
                                                              --------     -------    ------------     --------     --------
   Net investment income (loss)                                 13,717         (36)             --        6,524        1,409
   Net realized gain (loss)                                       (718)        (14)             --          (10)         (19)
   Capital gain distribution from mutual funds                   4,600         873              --          712           --
   Change in unrealized appreciation (depreciation) of
     investments                                               (40,353)     (1,425)             --      (25,554)      (2,989)
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from operations              (22,754)       (602)             --      (18,328)      (1,599)
                                                              --------     -------    ------------     --------     --------
From contract transactions:
   Payments received from contract owners                      311,128      40,639              --      377,596      168,196
   Payments for contract benefits or terminations                 (374)         --              --       (2,933)          --
   Transfers between sub-accounts (including fixed
     account), net                                             243,546        (396)             --      138,800       13,365
   Contract maintenance charges                                     (7)         --              --           (6)          --
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from contract transactions   554,293      40,243              --      513,457      181,561
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets                              531,539      39,641              --      495,129      179,962
Net assets at beginning of period                               10,403          --              --           --           --
                                                              --------     -------    ------------     --------     --------
Net assets at end of period                                   $541,942     $39,641    $         --     $495,129     $179,962
                                                              ========     =======    ============     ========     ========
Beginning units                                                  1,059          --              --           --           --
Units issued                                                    57,747       4,252              --       57,074       18,868
Units redeemed                                                    (423)        (43)             --       (3,355)         (39)
                                                              --------     -------    ------------     --------     --------
Ending units                                                    58,383       4,209              --       53,719       18,829
                                                              ========     =======    ============     ========     ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                     Invesco V.I.
                                                      Invesco V.I.    Balanced-                    Invesco V.I.
                                                        American         Risk       Invesco V.I.    Growth and   Ivy VIP Asset
                                                       Franchise      Allocation      Comstock     Income Fund     Strategy
                                                     Fund Series II Fund Series II Fund Series II   Series II       Class A
                                                     -------------- -------------- -------------- -------------  -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $        --      $    613     $  4,075,137  $   3,925,393    $  1,558
   Mortality and expense risk and administrative
     charges                                             (262,984)       (3,581)      (4,755,983)    (6,842,621)     (3,278)
                                                      -----------      --------     ------------  -------------    --------
   Net investment income (loss)                          (262,984)       (2,968)        (680,846)    (2,917,228)     (1,720)
   Net realized gain (loss)                             1,473,280        (1,473)      23,468,692     11,531,380     (20,356)
   Capital gain distribution from mutual funds          1,569,179            --       24,498,328     41,536,787          --
   Change in unrealized appreciation (depreciation)
     of investments                                    (2,691,178)       30,698       (2,796,659)    22,762,703      11,156
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from operations          88,297        26,257       44,489,515     72,913,642     (10,920)
                                                      -----------      --------     ------------  -------------    --------
From contract transactions:
   Payments received from contract owners                 433,802        78,858        8,150,112      8,861,758      91,736
   Payments for contract benefits or terminations      (1,782,075)       (4,792)     (29,134,102)   (43,690,190)    (17,876)
   Transfers between sub-accounts (including fixed
     account), net                                        364,364        41,721      (22,042,847)   (36,041,692)    (22,257)
   Contract maintenance charges                           (71,251)          (36)      (2,152,145)    (3,150,009)         (7)
   Adjustments to net assets allocated to contracts
     in payout period                                      (1,890)           --           (4,247)        (6,951)         --
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from contract
  transactions                                         (1,057,050)      115,751      (45,183,229)   (74,027,084)     51,596
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets                        (968,753)      142,008         (693,714)    (1,113,442)     40,676
Net assets at beginning of period                      17,915,130       233,043      318,911,495    453,812,224     289,994
                                                      -----------      --------     ------------  -------------    --------
Net assets at end of period                           $16,946,377      $375,051     $318,217,781  $ 452,698,782    $330,670
                                                      ===========      ========     ============  =============    ========
Beginning units                                         1,044,100        24,709       19,495,530     25,455,167      32,456
Units issued                                              142,706        12,698        1,340,204      1,634,979      13,177
Units redeemed                                           (209,073)       (1,318)      (3,856,526)    (5,311,377)     (7,059)
                                                      -----------      --------     ------------  -------------    --------
Ending units                                              977,733        36,089       16,979,208     21,778,769      38,574
                                                      ===========      ========     ============  =============    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $        --      $  3,176     $  5,694,289  $  12,467,123    $    303
   Mortality and expense risk and administrative
     charges                                             (290,694)         (701)      (5,412,609)    (7,718,537)     (1,721)
                                                      -----------      --------     ------------  -------------    --------
   Net investment income (loss)                          (290,694)        2,475          281,680      4,748,586      (1,418)
   Net realized gain (loss)                             2,173,728          (179)      22,721,492     21,487,005      (1,486)
   Capital gain distribution from mutual funds            100,915         7,159          940,407     72,948,927      14,550
   Change in unrealized appreciation (depreciation)
     of investments                                    (1,416,289)      (16,098)     (50,099,034)  (121,845,579)    (35,194)
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from operations         567,660        (6,643)     (26,155,455)   (22,661,061)    (23,548)
                                                      -----------      --------     ------------  -------------    --------
From contract transactions:
   Payments received from contract owners                 892,766       231,664        8,239,378      8,272,025     259,943
   Payments for contract benefits or terminations      (2,175,138)           --      (37,333,204)   (53,360,918)     (1,732)
   Transfers between sub-accounts (including fixed
     account), net                                     (1,190,344)        8,022        7,464,324        950,946      45,021
   Contract maintenance charges                           (71,385)           --       (2,181,907)    (3,208,825)         (7)
   Adjustments to net assets allocated to contracts
     in payout period                                      (1,928)           --            3,281          3,671          --
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from contract
  transactions                                         (2,546,029)      239,686      (23,808,128)   (47,343,101)    303,225
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets                      (1,978,369)      233,043      (49,963,583)   (70,004,162)    279,677
Net assets at beginning of period                      19,893,499            --      368,875,078    523,816,386      10,317
                                                      -----------      --------     ------------  -------------    --------
Net assets at end of period                           $17,915,130      $233,043     $318,911,495  $ 453,812,224    $289,994
                                                      ===========      ========     ============  =============    ========
Beginning units                                         1,196,992            --       20,591,968     27,664,310       1,077
Units issued                                              146,394        24,761        2,282,216      2,333,303      32,067
Units redeemed                                           (299,286)          (52)      (3,378,654)    (4,542,446)       (688)
                                                      -----------      --------     ------------  -------------    --------
Ending units                                            1,044,100        24,709       19,495,530     25,455,167      32,456
                                                      ===========      ========     ============  =============    ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                            Lord Abbett
                                                                Lord Abbett    Fund      Lord Abbett  Lord Abbett  Lord Abbett
                                                                 Fund Bond  Fundamental  Fund Growth  Fund Mid Cap Fund Short
                                                                 Debenture    Equity     and Income      Stock      Duration
                                                                 Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                                 Class VC    Class VC     Class VC      Class VC    Class VC
                                                                ----------- ----------- ------------  ------------ -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $ 44,828    $  2,159   $  2,927,707  $    91,216   $  20,984
   Mortality and expense risk and administrative charges           (8,006)     (1,957)    (3,130,366)    (284,318)    (10,060)
                                                                 --------    --------   ------------  -----------   ---------
   Net investment income (loss)                                    36,822         202       (202,659)    (193,102)     10,924
   Net realized gain (loss)                                        (4,312)       (848)    13,287,380    1,004,680      (9,723)
   Capital gain distribution from mutual funds                         --       3,505      2,686,053    1,040,475          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   28,070      22,233     12,894,539      673,019      16,510
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from operations                  60,580      25,092     28,665,313    2,525,072      17,711
                                                                 --------    --------   ------------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         483,232          --      1,375,108       62,813      62,347
   Payments for contract benefits or terminations                 (21,999)     (1,018)   (20,735,758)  (2,464,715)    (32,333)
   Transfers between sub-accounts (including fixed
     account), net                                                 41,769     (13,053)   (13,342,204)    (149,312)   (119,065)
   Contract maintenance charges                                       (28)         (5)    (1,408,472)     (13,713)        (90)
   Adjustments to net assets allocated to contracts in payout
     period                                                            --          --           (758)        (218)         --
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from contract transactions      502,974     (14,076)   (34,112,084)  (2,565,145)    (89,141)
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets                                 563,554      11,016     (5,446,771)     (40,073)    (71,430)
Net assets at beginning of period                                 436,149     170,492    206,593,937   19,055,021     903,381
                                                                 --------    --------   ------------  -----------   ---------
Net assets at end of period                                      $999,703    $181,508   $201,147,166  $19,014,948   $ 831,951
                                                                 ========    ========   ============  ===========   =========
Beginning units                                                    45,171      17,254     13,843,406      975,144      91,371
Units issued                                                       60,344         523        446,368       27,045      37,585
Units redeemed                                                    (12,450)     (1,731)    (2,566,802)    (153,417)    (46,549)
                                                                 --------    --------   ------------  -----------   ---------
Ending units                                                       93,065      16,046     11,722,972      848,772      82,407
                                                                 ========    ========   ============  ===========   =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $ 17,917    $  2,035   $  2,645,396  $   116,614   $  21,194
   Mortality and expense risk and administrative charges           (1,430)       (467)    (3,546,877)    (329,029)     (2,592)
                                                                 --------    --------   ------------  -----------   ---------
   Net investment income (loss)                                    16,487       1,568       (901,481)    (212,415)     18,602
   Net realized gain (loss)                                          (648)        (26)    13,653,821    1,257,947        (154)
   Capital gain distribution from mutual funds                        554      10,718     11,324,388    1,201,120          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (30,475)    (18,231)   (33,787,038)  (3,294,177)    (25,843)
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from operations                 (14,082)     (5,971)    (9,710,310)  (1,047,525)     (7,395)
                                                                 --------    --------   ------------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         322,255     171,927      2,294,055       36,660     509,320
   Payments for contract benefits or terminations                      --        (122)   (24,683,000)  (2,680,483)     (3,529)
   Transfers between sub-accounts (including fixed
     account), net                                                127,976       4,658     (2,765,249)    (276,088)    404,985
   Contract maintenance charges                                        --          --     (1,441,610)     (14,641)         --
   Adjustments to net assets allocated to contracts in payout
     period                                                            --          --         (2,533)          45          --
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from contract transactions      450,231     176,463    (26,598,337)  (2,934,507)    910,776
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets                                 436,149     170,492    (36,308,647)  (3,982,032)    903,381
Net assets at beginning of period                                      --          --    242,902,584   23,037,053          --
                                                                 --------    --------   ------------  -----------   ---------
Net assets at end of period                                      $436,149    $170,492   $206,593,937  $19,055,021   $ 903,381
                                                                 ========    ========   ============  ===========   =========
Beginning units                                                        --          --     15,464,822    1,116,823          --
Units issued                                                       47,250      17,272        952,727       17,736     100,029
Units redeemed                                                     (2,079)        (18)    (2,574,143)    (159,415)     (8,658)
                                                                 --------    --------   ------------  -----------   ---------
Ending units                                                       45,171      17,254     13,843,406      975,144      91,371
                                                                 ========    ========   ============  ===========   =========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                       Neuberger
                                                      Berman AMT
                                                       Absolute                    PIMCO VIT     PIMCO VIT     Principal
                                                     Return Multi-   PIMCO VIT     Emerging    Unconstrained  Diversified
                                                        Manager      All Asset   Markets Bond      Bond      International
                                                      Fund Port S  Portfolio Adv Portfolio Adv Portfolio Adv    Account
                                                         Class         Class         Class         Class        Class 1
                                                     ------------- ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                           $     --      $    639      $  3,468      $  9,674     $   18,462
   Mortality and expense risk and administrative
     charges                                             (7,438)         (132)         (823)       (7,543)       (12,118)
                                                       --------      --------      --------      --------     ----------
   Net investment income (loss)                          (7,438)          507         2,645         2,131          6,344
   Net realized gain (loss)                              (2,512)       (2,216)         (865)       (2,392)          (466)
   Capital gain distribution from mutual funds            3,809            --            --            --             --
   Change in unrealized appreciation (depreciation)
     of investments                                      (2,289)        2,659        (1,422)       23,942        (21,119)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from operations        (8,430)          950           358        23,681        (15,241)
                                                       --------      --------      --------      --------     ----------
From contract transactions:
   Payments received from contract owners                59,972        31,705       100,853       115,061             --
   Payments for contract benefits or terminations       (10,897)           --        (4,332)      (38,034)      (175,569)
   Transfers between sub-accounts (including fixed
     account), net                                      273,259       (10,463)       (5,351)      275,630        (24,210)
   Contract maintenance charges                             (56)           --            (8)          (79)        (1,625)
   Adjustments to net assets allocated to contracts
     in payout period                                        --            --            --            --              3
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from contract
  transactions                                          322,278        21,242        91,162       352,578       (201,401)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets                       313,848        22,192        91,520       376,259       (216,642)
Net assets at beginning of period                       477,375        18,142        41,143       361,075        984,213
                                                       --------      --------      --------      --------     ----------
Net assets at end of period                            $791,223      $ 40,334      $132,663      $737,334     $  767,571
                                                       ========      ========      ========      ========     ==========
Beginning units                                          51,274         2,077         4,344        37,305        132,854
Units issued                                             37,571         3,966        10,462        44,556            975
Units redeemed                                           (2,287)       (1,902)       (2,080)       (8,164)       (28,953)
                                                       --------      --------      --------      --------     ----------
Ending units                                             86,558         4,141        12,726        73,697        104,876
                                                       ========      ========      ========      ========     ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                           $     --      $    577      $  1,267      $  8,630     $   27,655
   Mortality and expense risk and administrative
     charges                                             (2,595)         (115)         (317)       (1,700)       (15,781)
                                                       --------      --------      --------      --------     ----------
   Net investment income (loss)                          (2,595)          462           950         6,930         11,874
   Net realized gain (loss)                                 117            (7)          (36)       (2,418)        11,893
   Capital gain distribution from mutual funds            3,674            --           219            87             --
   Change in unrealized appreciation (depreciation)
     of investments                                     (26,092)       (2,310)       (3,969)      (11,674)       (40,914)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from operations       (24,896)       (1,855)       (2,836)       (7,075)       (17,147)
                                                       --------      --------      --------      --------     ----------
From contract transactions:
   Payments received from contract owners               367,603        19,766        43,094       319,584             --
   Payments for contract benefits or terminations        (2,923)           --          (370)      (25,347)      (168,164)
   Transfers between sub-accounts (including fixed
     account), net                                      137,597           231         1,255        73,917         14,952
   Contract maintenance charges                              (6)           --            --            (4)        (2,248)
   Adjustments to net assets allocated to contracts
     in payout period                                        --            --            --            --              6
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from contract
  transactions                                          502,271        19,997        43,979       368,150       (155,454)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets                       477,375        18,142        41,143       361,075       (172,601)
Net assets at beginning of period                            --            --            --            --      1,156,814
                                                       --------      --------      --------      --------     ----------
Net assets at end of period                            $477,375      $ 18,142      $ 41,143      $361,075     $  984,213
                                                       ========      ========      ========      ========     ==========
Beginning units                                              --            --            --            --        153,238
Units issued                                             54,418         2,077         4,385        45,782         20,827
Units redeemed                                           (3,144)           --           (41)       (8,477)       (41,211)
                                                       --------      --------      --------      --------     ----------
Ending units                                             51,274         2,077         4,344        37,305        132,854
                                                       ========      ========      ========      ========     ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                Principal    Principal
                                                       Principal                                Government   Government
                                                      Diversified    Principal     Principal      & High       & High
                                                     International Equity Income Equity Income Quality Bond Quality Bond
                                                        Account       Account       Account      Account      Account
                                                        Class 2       Class 1       Class 2      Class 1      Class 2
                                                     ------------- ------------- ------------- ------------ ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                           $  7,600     $   363,947   $   212,563   $   98,295    $ 29,883
   Mortality and expense risk and administrative
     charges                                             (5,886)       (196,822)     (135,354)     (43,585)    (15,948)
                                                       --------     -----------   -----------   ----------    --------
   Net investment income (loss)                           1,714         167,125        77,209       54,710      13,935
   Net realized gain (loss)                               4,344         601,940       444,177        6,904       3,893
   Capital gain distribution from mutual funds               --         667,847       431,330          482         153
   Change in unrealized appreciation (depreciation)
     of investments                                     (11,960)        315,287       132,576      (47,268)    (18,566)
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from operations        (5,902)      1,752,199     1,085,292       14,828        (585)
                                                       --------     -----------   -----------   ----------    --------
From contract transactions:
   Payments received from contract owners                    --             756        60,846          450       9,298
   Payments for contract benefits or terminations       (10,666)     (1,486,667)     (898,258)    (670,834)    (73,378)
   Transfers between sub-accounts (including fixed
     account), net                                       (2,202)       (487,246)     (507,759)     272,743     141,213
   Contract maintenance charges                            (157)        (22,876)      (19,809)      (1,760)       (489)
   Adjustments to net assets allocated to contracts
     in payout period                                        --             162            --          165          --
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from contract
  transactions                                          (13,025)     (1,995,871)   (1,364,980)    (399,236)     76,644
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets                       (18,927)       (243,672)     (279,688)    (384,408)     76,059
Net assets at beginning of period                       381,698      13,742,463     8,705,414    2,956,911     792,918
                                                       --------     -----------   -----------   ----------    --------
Net assets at end of period                            $362,771     $13,498,791   $ 8,425,726   $2,572,503    $868,977
                                                       ========     ===========   ===========   ==========    ========
Beginning units                                          54,686         938,574       634,532      349,519      98,474
Units issued                                              1,170          13,964         5,722       35,296      51,104
Units redeemed                                           (3,071)       (143,555)      (99,456)     (81,061)    (41,647)
                                                       --------     -----------   -----------   ----------    --------
Ending units                                             52,785         808,983       540,798      303,754     107,931
                                                       ========     ===========   ===========   ==========    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                           $  9,071     $   371,456   $   210,484   $   99,363    $ 26,173
   Mortality and expense risk and administrative
     charges                                             (6,799)       (228,084)     (153,871)     (46,423)    (13,293)
                                                       --------     -----------   -----------   ----------    --------
   Net investment income (loss)                           2,272         143,372        56,613       52,940      12,880
   Net realized gain (loss)                              16,248         757,918       531,518        1,380         589
   Capital gain distribution from mutual funds               --              --            --        4,021       1,100
   Change in unrealized appreciation (depreciation)
     of investments                                     (23,639)     (1,712,771)   (1,118,318)     (80,271)    (21,876)
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from operations        (5,119)       (811,481)     (530,187)     (21,930)     (7,307)
                                                       --------     -----------   -----------   ----------    --------
From contract transactions:
   Payments received from contract owners                    --           4,333       118,000       14,781          --
   Payments for contract benefits or terminations        (2,622)     (2,459,944)   (1,261,169)    (200,583)    (38,263)
   Transfers between sub-accounts (including fixed
     account), net                                      (46,329)        (62,778)     (151,651)      66,921     (15,380)
   Contract maintenance charges                            (274)        (30,792)      (22,204)      (2,124)       (489)
   Adjustments to net assets allocated to contracts
     in payout period                                        --             161            --           48          --
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from contract
  transactions                                          (49,225)     (2,549,020)   (1,317,024)    (120,957)    (54,132)
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets                       (54,344)     (3,360,501)   (1,847,211)    (142,887)    (61,439)
Net assets at beginning of period                       436,042      17,102,964    10,552,625    3,099,798     854,357
                                                       --------     -----------   -----------   ----------    --------
Net assets at end of period                            $381,698     $13,742,463   $ 8,705,414   $2,956,911    $792,918
                                                       ========     ===========   ===========   ==========    ========
Beginning units                                          61,069       1,104,948       725,547      363,757     105,039
Units issued                                                915          21,769        15,200        9,693         835
Units redeemed                                           (7,298)       (188,143)     (106,215)     (23,931)     (7,400)
                                                       --------     -----------   -----------   ----------    --------
Ending units                                             54,686         938,574       634,532      349,519      98,474
                                                       ========     ===========   ===========   ==========    ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           Principal  Principal
                                                                    Principal   Principal  LargeCap   LargeCap   Principal
                                                                     Income      Income     Growth     Growth   Money Market
                                                                     Account     Account    Account    Account    Account
                                                                     Class 1     Class 2    Class 1    Class 2    Class 1
                                                                   ----------  ----------  ---------  --------- ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $  197,854  $  100,078  $   1,503  $    312   $       --
   Mortality and expense risk and administrative charges              (64,376)    (34,727)    (8,254)   (6,322)      (3,642)
                                                                   ----------  ----------  ---------  --------   ----------
   Net investment income (loss)                                       133,478      65,351     (6,751)   (6,010)      (3,642)
   Net realized gain (loss)                                            45,977      22,774     57,067     8,754           --
   Change in unrealized appreciation (depreciation) of
     investments                                                       12,740       1,226    (90,107)  (31,405)          --
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from operations                     192,195      89,351    (39,791)  (28,661)      (3,642)
                                                                   ----------  ----------  ---------  --------   ----------
From contract transactions:
   Payments received from contract owners                                  --          --         --        --          100
   Payments for contract benefits or terminations                    (567,469)   (333,676)   (28,944)  (12,221)    (124,722)
   Transfers between sub-accounts (including fixed account), net      (46,717)     63,144    (92,647)   11,114     (749,406)
   Contract maintenance charges                                        (8,415)       (934)      (233)      (94)        (253)
   Adjustments to net assets allocated to contracts in payout
     period                                                                31           3         --        --            2
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from contract transactions         (622,570)   (271,463)  (121,824)   (1,201)    (874,279)
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets                                    (430,375)   (182,112)  (161,615)  (29,862)    (877,921)
Net assets at beginning of period                                   4,571,031   2,216,560    668,524   420,667      877,921
                                                                   ----------  ----------  ---------  --------   ----------
Net assets at end of period                                        $4,140,656  $2,034,448  $ 506,909  $390,805   $       --
                                                                   ==========  ==========  =========  ========   ==========
Beginning units                                                       446,081     226,558     57,254    37,927      158,789
Units issued                                                           18,296       6,416        201     1,108       11,117
Units redeemed                                                        (76,217)    (32,718)   (10,991)   (1,204)    (169,906)
                                                                   ----------  ----------  ---------  --------   ----------
Ending units                                                          388,160     200,256     46,464    37,831           --
                                                                   ==========  ==========  =========  ========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                       $  212,233  $   98,003  $   1,023  $     --   $       --
   Mortality and expense risk and administrative charges              (72,442)    (38,924)   (11,860)   (6,970)     (15,040)
                                                                   ----------  ----------  ---------  --------   ----------
   Net investment income (loss)                                       139,791      59,079    (10,837)   (6,970)     (15,040)
   Net realized gain (loss)                                            39,815      44,450     63,993    22,020           --
   Change in unrealized appreciation (depreciation) of
     investments                                                     (279,947)   (158,121)   (17,419)   (1,322)          --
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from operations                    (100,341)    (54,592)    35,737    13,728      (15,040)
                                                                   ----------  ----------  ---------  --------   ----------
From contract transactions:
   Payments received from contract owners                                  --          --         --        --          500
   Payments for contract benefits or terminations                    (515,486)   (498,692)  (276,920)  (34,384)    (427,783)
   Transfers between sub-accounts (including fixed account), net      (33,480)    (21,199)     2,496     4,205      266,323
   Contract maintenance charges                                       (10,579)     (1,054)      (319)     (124)      (1,517)
   Adjustments to net assets allocated to contracts in payout
     period                                                                31           2         --        --           10
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from contract transactions         (559,514)   (520,943)  (274,743)  (30,303)    (162,467)
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets                                    (659,855)   (575,535)  (239,006)  (16,575)    (177,507)
Net assets at beginning of period                                   5,230,886   2,792,095    907,530   437,242    1,055,428
                                                                   ----------  ----------  ---------  --------   ----------
Net assets at end of period                                        $4,571,031  $2,216,560  $ 668,524  $420,667   $  877,921
                                                                   ==========  ==========  =========  ========   ==========
Beginning units                                                       499,447     278,215     81,292    40,668      187,394
Units issued                                                            4,318         973        349       583       55,350
Units redeemed                                                        (57,684)    (52,630)   (24,387)   (3,324)     (83,955)
                                                                   ----------  ----------  ---------  --------   ----------
Ending units                                                          446,081     226,558     57,254    37,927      158,789
                                                                   ==========  ==========  =========  ========   ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  Principal PVC Principal PVC
                                                      Principal      Capital       Capital
                                                     Money Market Appreciation  Appreciation  Principal PVC Principal PVC
                                                       Account       Account       Account    MidCap Blend  MidCap Blend
                                                       Class 2       Class 1       Class 2    Acct Class 1  Acct Class 2
                                                     ------------ ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $      --    $   110,524   $   17,035    $    7,560     $     879
   Mortality and expense risk and administrative
     charges                                             (2,220)      (143,389)     (31,245)      (27,711)      (10,513)
                                                      ---------    -----------   ----------    ----------     ---------
   Net investment income (loss)                          (2,220)       (32,865)     (14,210)      (20,151)       (9,634)
   Net realized gain (loss)                                  --         80,141       22,345       118,604        80,072
   Capital gain distribution from mutual funds               --         74,970       14,590       303,940       103,578
   Change in unrealized appreciation (depreciation)
     of investments                                          --        567,237      113,278      (247,617)     (125,290)
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from operations        (2,220)       689,483      136,003       154,776        48,726
                                                      ---------    -----------   ----------    ----------     ---------
From contract transactions:
   Payments received from contract owners                31,792          1,284       13,289           360            --
   Payments for contract benefits or terminations       (43,835)    (1,181,420)    (271,882)     (195,700)      (75,021)
   Transfers between sub-accounts (including fixed
     account), net                                     (469,941)      (222,565)     (41,933)     (108,754)     (122,316)
   Contract maintenance charges                            (227)       (13,669)      (1,198)       (2,674)         (259)
   Adjustments to net assets allocated to contracts
     in payout period                                       213             85           --            54            --
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from contract
  transactions                                         (481,998)    (1,416,285)    (301,724)     (306,714)     (197,596)
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets                      (484,218)      (726,802)    (165,721)     (151,938)     (148,870)
Net assets at beginning of period                       484,218     10,585,868    2,108,503     1,947,924       786,812
                                                      ---------    -----------   ----------    ----------     ---------
Net assets at end of period                           $      --    $ 9,859,066   $1,942,782    $1,795,986     $ 637,942
                                                      =========    ===========   ==========    ==========     =========
Beginning units                                          90,200        508,754      107,657       100,415        42,728
Units issued                                              6,245          6,190        1,404            72             8
Units redeemed                                          (96,445)       (74,312)     (16,436)      (15,211)      (10,726)
                                                      ---------    -----------   ----------    ----------     ---------
Ending units                                                 --        440,632       92,625        85,276        32,010
                                                      =========    ===========   ==========    ==========     =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $      --    $    27,811   $      801    $   10,878     $   1,936
   Mortality and expense risk and administrative
     charges                                             (9,027)      (157,379)     (33,712)      (32,475)      (11,587)
                                                      ---------    -----------   ----------    ----------     ---------
   Net investment income (loss)                          (9,027)      (129,568)     (32,911)      (21,597)       (9,651)
   Net realized gain (loss)                                  --         83,975       29,325       136,664        37,832
   Capital gain distribution from mutual funds               --        195,961       38,287       222,658        73,934
   Change in unrealized appreciation (depreciation)
     of investments                                          --       (105,257)     (31,259)     (324,856)      (98,122)
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from operations        (9,027)        45,111        3,442        12,869         3,993
                                                      ---------    -----------   ----------    ----------     ---------
From contract transactions:
   Payments received from contract owners                 1,004          1,152       34,874         4,998       118,000
   Payments for contract benefits or terminations      (814,312)    (1,327,889)    (347,125)     (268,519)      (16,096)
   Transfers between sub-accounts (including fixed
     account), net                                      704,846      1,767,668      514,585       (23,154)      (53,629)
   Contract maintenance charges                            (710)       (18,425)      (1,247)       (3,000)         (385)
   Adjustments to net assets allocated to contracts
     in payout period                                       740             94           --            21            --
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from contract
  transactions                                         (108,432)       422,600      201,087      (289,654)       47,890
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets                      (117,459)       467,711      204,529      (276,785)       51,883
Net assets at beginning of period                       601,677     10,118,157    1,903,974     2,224,709       734,929
                                                      ---------    -----------   ----------    ----------     ---------
Net assets at end of period                           $ 484,218    $10,585,868   $2,108,503    $1,947,924     $ 786,812
                                                      =========    ===========   ==========    ==========     =========
Beginning units                                         110,005        489,733       97,658       114,948        39,854
Units issued                                            129,065        103,225       32,579           625         6,479
Units redeemed                                         (148,870)       (84,204)     (22,580)      (15,158)       (3,605)
                                                      ---------    -----------   ----------    ----------     ---------
Ending units                                             90,200        508,754      107,657       100,415        42,728
                                                      =========    ===========   ==========    ==========     =========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 Principal Real Principal Real
                                                     Principal PVC Principal PVC     Estate         Estate     Principal SAM
                                                       SmallCap      SmallCap      Securities     Securities     Balanced
                                                        Account       Account       Account        Account       Portfolio
                                                        Class 1       Class 2       Class 1        Class 2        Class 1
                                                     ------------- ------------- -------------- -------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                           $   1,677     $     278     $   6,267       $  3,061     $   690,125
   Mortality and expense risk and administrative
     charges                                             (10,440)       (5,785)       (6,473)        (3,918)       (502,175)
                                                       ---------     ---------     ---------       --------     -----------
   Net investment income (loss)                           (8,763)       (5,507)         (206)          (857)        187,950
   Net realized gain (loss)                              (10,165)       (5,013)       30,224         12,952          (3,147)
   Capital gain distribution from mutual funds            28,623        15,306        38,237         20,894       1,989,903
   Change in unrealized appreciation (depreciation)
     of investments                                       86,363        47,057       (48,672)       (23,665)       (502,658)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from operations         96,058        51,843        19,583          9,324       1,672,048
                                                       ---------     ---------     ---------       --------     -----------
From contract transactions:
   Payments received from contract owners                     33            --            --             --           1,590
   Payments for contract benefits or terminations        (49,159)      (27,386)      (57,281)       (10,298)     (3,311,431)
   Transfers between sub-accounts (including fixed
     account), net                                       (24,864)      (17,925)          663          2,481        (325,555)
   Contract maintenance charges                             (644)         (306)         (934)          (364)        (19,020)
   Adjustments to net assets allocated to contracts
     in payout period                                         17            --            --             --              35
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from contract
  transactions                                           (74,617)      (45,617)      (57,552)        (8,181)     (3,654,381)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets                         21,441         6,226       (37,969)         1,143      (1,982,333)
Net assets at beginning of period                        695,220       380,420       459,360        249,517      34,164,668
                                                       ---------     ---------     ---------       --------     -----------
Net assets at end of period                            $ 716,661     $ 386,646     $ 421,391       $250,660     $32,182,335
                                                       =========     =========     =========       ========     ===========
Beginning units                                           64,235        36,662        14,969          8,414       2,421,383
Units issued                                                 113            82           411            479          12,628
Units redeemed                                            (6,921)       (4,419)       (2,233)          (757)       (263,337)
                                                       ---------     ---------     ---------       --------     -----------
Ending units                                              57,427        32,325        13,147          8,136       2,170,674
                                                       =========     =========     =========       ========     ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                           $   3,015     $     707     $   7,507       $  3,907     $ 1,056,032
   Mortality and expense risk and administrative
     charges                                             (10,857)       (5,952)       (7,529)        (4,243)       (563,685)
                                                       ---------     ---------     ---------       --------     -----------
   Net investment income (loss)                           (7,842)       (5,245)          (22)          (336)        492,347
   Net realized gain (loss)                              185,286        83,390        71,885         27,221         487,977
   Capital gain distribution from mutual funds           140,086        71,787        15,297          8,189       2,708,076
   Change in unrealized appreciation (depreciation)
     of investments                                     (335,983)     (161,674)      (77,766)       (28,509)     (4,467,276)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from operations        (18,453)      (11,742)        9,394          6,565        (778,876)
                                                       ---------     ---------     ---------       --------     -----------
From contract transactions:
   Payments received from contract owners                     33            --            --             --           2,640
   Payments for contract benefits or terminations        (21,961)      (18,115)     (142,526)       (16,142)     (4,324,531)
   Transfers between sub-accounts (including fixed
     account), net                                       190,300       139,600        (7,926)       (31,311)       (242,173)
   Contract maintenance charges                             (702)         (356)         (974)          (442)        (25,977)
   Adjustments to net assets allocated to contracts
     in payout period                                         16            --            --             --              34
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from contract
  transactions                                           167,686       121,129      (151,426)       (47,895)     (4,590,007)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets                        149,233       109,387      (142,032)       (41,330)     (5,368,883)
Net assets at beginning of period                        545,987       271,033       601,392        290,847      39,533,551
                                                       ---------     ---------     ---------       --------     -----------
Net assets at end of period                            $ 695,220     $ 380,420     $ 459,360       $249,517     $34,164,668
                                                       =========     =========     =========       ========     ===========
Beginning units                                               --            --        20,110         10,034       2,735,552
Units issued                                              66,009        38,371           865            174          13,325
Units redeemed                                            (1,774)       (1,709)       (6,006)        (1,794)       (327,494)
                                                       ---------     ---------     ---------       --------     -----------
Ending units                                              64,235        36,662        14,969          8,414       2,421,383
                                                       =========     =========     =========       ========     ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       Principal SAM Principal SAM Principal SAM Principal SAM
                                                         Principal SAM Conservative  Conservative  Conservative  Conservative
                                                           Balanced      Balanced      Balanced       Growth        Growth
                                                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                            Class 2       Class 1       Class 2       Class 1       Class 2
                                                         ------------- ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $   554,714   $   78,942    $    82,831   $   236,520   $   202,217
   Mortality and expense risk and administrative
     charges                                                 (471,407)     (48,149)       (60,395)     (253,946)     (271,849)
                                                          -----------   ----------    -----------   -----------   -----------
   Net investment income (loss)                                83,307       30,793         22,436       (17,426)      (69,632)
   Net realized gain (loss)                                    14,168       42,381         57,631       200,134       282,738
   Capital gain distribution from mutual funds              1,816,335      118,544        138,185       866,995       892,770
   Change in unrealized appreciation (depreciation) of
     investments                                             (525,962)     (38,455)       (48,976)     (219,234)     (278,753)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from operations           1,387,848      153,263        169,276       830,469       827,123
                                                          -----------   ----------    -----------   -----------   -----------
From contract transactions:
   Payments received from contract owners                     133,694      113,982        232,979         2,583         7,915
   Payments for contract benefits or terminations          (3,734,690)    (639,935)    (1,051,313)   (1,525,394)   (2,345,305)
   Transfers between sub-accounts (including fixed
     account), net                                           (286,708)     (57,297)      (108,644)      (78,412)       23,516
   Contract maintenance charges                               (49,396)      (1,932)        (2,316)      (10,465)      (41,135)
   Adjustments to net assets allocated to contracts in
     payout period                                                  2       (1,616)        (3,552)            2            --
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,937,098)    (586,798)      (932,846)   (1,611,686)   (2,355,009)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets                          (2,549,250)    (433,535)      (763,570)     (781,217)   (1,527,886)
Net assets at beginning of period                          31,530,350    3,471,829      4,201,519    17,274,371    18,070,799
                                                          -----------   ----------    -----------   -----------   -----------
Net assets at end of period                               $28,981,100   $3,038,294    $ 3,437,949   $16,493,154   $16,542,913
                                                          ===========   ==========    ===========   ===========   ===========
Beginning units                                             2,331,940      347,189        430,461     1,172,681     1,284,667
Units issued                                                   86,543       12,692         24,860        10,084        17,735
Units redeemed                                               (374,974)     (69,621)      (120,385)     (119,118)     (182,621)
                                                          -----------   ----------    -----------   -----------   -----------
Ending units                                                2,043,509      290,260        334,936     1,063,647     1,119,781
                                                          ===========   ==========    ===========   ===========   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $   902,999   $  118,226    $   144,186   $   412,780   $   381,942
   Mortality and expense risk and administrative
     charges                                                 (543,105)     (54,753)       (78,991)     (292,201)     (311,132)
                                                          -----------   ----------    -----------   -----------   -----------
   Net investment income (loss)                               359,894       63,473         65,195       120,579        70,810
   Net realized gain (loss)                                   614,532       43,015        119,407       618,455       573,227
   Capital gain distribution from mutual funds              2,533,673      172,423        225,804     1,169,862     1,208,854
   Change in unrealized appreciation (depreciation) of
     investments                                           (4,332,801)    (358,194)      (525,519)   (2,351,701)   (2,373,472)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from operations            (824,702)     (79,283)      (115,113)     (442,805)     (520,581)
                                                          -----------   ----------    -----------   -----------   -----------
From contract transactions:
   Payments received from contract owners                     157,520        6,033        118,000        26,510        26,687
   Payments for contract benefits or terminations          (4,382,249)    (260,347)      (776,137)   (2,192,565)   (2,390,841)
   Transfers between sub-accounts (including fixed
     account), net                                            303,240      (39,675)      (142,841)     (530,740)      402,544
   Contract maintenance charges                               (54,429)      (3,244)        (3,166)      (12,910)      (46,317)
   Adjustments to net assets allocated to contracts in
     payout period                                                 --          114             --             5            --
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,975,918)    (297,119)      (804,144)   (2,709,700)   (2,007,927)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets                          (4,800,620)    (376,402)      (919,257)   (3,152,505)   (2,528,508)
Net assets at beginning of period                          36,330,970    3,848,231      5,120,776    20,426,876    20,599,307
                                                          -----------   ----------    -----------   -----------   -----------
Net assets at end of period                               $31,530,350   $3,471,829    $ 4,201,519   $17,274,371   $18,070,799
                                                          ===========   ==========    ===========   ===========   ===========
Beginning units                                             2,616,625      376,427        513,845     1,350,407     1,421,493
Units issued                                                  105,270          800         43,725        14,617        49,259
Units redeemed                                               (389,955)     (30,038)      (127,109)     (192,343)     (186,085)
                                                          -----------   ----------    -----------   -----------   -----------
Ending units                                                2,331,940      347,189        430,461     1,172,681     1,284,667
                                                          ===========   ==========    ===========   ===========   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Principal SAM Principal SAM Principal SAM Principal SAM Principal
                                                                Flexible      Flexible      Strategic     Strategic   Short-Term
                                                                 Income        Income        Growth        Growth       Income
                                                                Portfolio     Portfolio     Portfolio     Portfolio    Account
                                                                 Class 1       Class 2       Class 1       Class 2     Class 1
                                                              ------------- ------------- ------------- ------------- ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   205,588   $   203,730   $   53,906    $    81,150  $   29,339
   Mortality and expense risk and administrative charges           (99,036)     (103,131)     (58,503)      (108,436)    (18,847)
                                                               -----------   -----------   ----------    -----------  ----------
   Net investment income (loss)                                    106,552       100,599       (4,597)       (27,286)     10,492
   Net realized gain (loss)                                         94,564        28,005     (143,292)        79,277       2,888
   Capital gain distribution from mutual funds                     120,128       129,205      202,267        366,611          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    44,864        59,828      114,934       (140,623)    (10,050)
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from operations                  366,108       317,637      169,312        277,979       3,330
                                                               -----------   -----------   ----------    -----------  ----------
From contract transactions:
   Payments received from contract owners                              960            --          753          2,703         350
   Payments for contract benefits or terminations               (1,429,040)     (496,255)    (378,635)      (557,313)   (277,242)
   Transfers between sub-accounts (including fixed
     account), net                                                 101,563       (33,257)    (279,265)      (224,715)    939,294
   Contract maintenance charges                                     (3,495)       (2,452)      (2,033)       (17,647)     (1,063)
   Adjustments to net assets allocated to contracts in
     payout period                                                     303             2            2             --          56
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from contract transactions    (1,329,709)     (531,962)    (659,178)      (796,972)    661,395
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets                                 (963,601)     (214,325)    (489,866)      (518,993)    664,725
Net assets at beginning of period                                7,000,547     6,718,550    4,220,271      7,082,676     692,343
                                                               -----------   -----------   ----------    -----------  ----------
Net assets at end of period                                    $ 6,036,946   $ 6,504,225   $3,730,405    $ 6,563,683  $1,357,068
                                                               ===========   ===========   ==========    ===========  ==========
Beginning units                                                    621,141       622,664      258,928        458,021      90,686
Units issued                                                         8,702         5,892       29,586          2,079     124,611
Units redeemed                                                    (120,372)      (55,123)     (69,467)       (52,650)    (37,497)
                                                               -----------   -----------   ----------    -----------  ----------
Ending units                                                       509,471       573,433      219,047        407,450     177,800
                                                               ===========   ===========   ==========    ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $   263,972   $   241,378   $   97,664    $   170,057  $   18,380
   Mortality and expense risk and administrative charges          (111,290)     (117,671)     (67,081)      (135,882)    (10,917)
                                                               -----------   -----------   ----------    -----------  ----------
   Net investment income (loss)                                    152,682       123,707       30,583         34,175       7,463
   Net realized gain (loss)                                         58,378       129,178      254,863        263,422       4,515
   Capital gain distribution from mutual funds                     178,755       174,374      320,755        622,290          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (589,271)     (642,513)    (712,971)    (1,211,837)    (17,380)
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from operations                 (199,456)     (215,254)    (106,770)      (291,950)     (5,402)
                                                               -----------   -----------   ----------    -----------  ----------
From contract transactions:
   Payments received from contract owners                            3,678            --        3,753          2,737          --
   Payments for contract benefits or terminations                 (591,529)     (962,617)    (699,287)    (1,402,816)    (78,514)
   Transfers between sub-accounts (including fixed
     account), net                                                 (12,479)      (46,596)     295,281       (184,924)    (18,615)
   Contract maintenance charges                                     (3,949)       (2,719)      (2,352)       (24,102)       (675)
   Adjustments to net assets allocated to contracts in
     payout period                                                     278             2            8             --          43
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from contract transactions      (604,001)   (1,011,930)    (402,597)    (1,609,105)    (97,761)
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets                                 (803,457)   (1,227,184)    (509,367)    (1,901,055)   (103,163)
Net assets at beginning of period                                7,804,004     7,945,734    4,729,638      8,983,731     795,506
                                                               -----------   -----------   ----------    -----------  ----------
Net assets at end of period                                    $ 7,000,547   $ 6,718,550   $4,220,271    $ 7,082,676  $  692,343
                                                               ===========   ===========   ==========    ===========  ==========
Beginning units                                                    672,824       713,484      282,265        561,513     103,278
Units issued                                                         1,756        19,553       76,035         23,210         155
Units redeemed                                                     (53,439)     (110,373)     (99,372)      (126,702)    (12,747)
                                                               -----------   -----------   ----------    -----------  ----------
Ending units                                                       621,141       622,664      258,928        458,021      90,686
                                                               ===========   ===========   ==========    ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                   SST
                                                         Principal      SST           SST       Allocation       SST
                                                         Short-Term  Allocation    Allocation    Moderate     Allocation
                                                           Income     Balanced       Growth       Growth       Moderate
                                                          Account    Portfolio     Portfolio    Portfolio     Portfolio
                                                          Class 2     Class 3       Class 3      Class 3       Class 3
                                                         ---------- ------------  -----------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  18,602  $  2,432,469  $   452,599  $  3,318,364  $  3,081,714
   Mortality and expense risk and administrative
     charges                                               (14,471)   (1,997,053)    (398,231)   (2,852,337)   (2,642,451)
                                                         ---------  ------------  -----------  ------------  ------------
   Net investment income (loss)                              4,131       435,416       54,368       466,027       439,263
   Net realized gain (loss)                                  3,104       349,651      750,047     2,369,642     1,988,076
   Capital gain distribution from mutual funds                  --    12,079,127      620,384    25,342,152    18,083,194
   Change in unrealized appreciation (depreciation) of
     investments                                            (6,007)   (8,087,739)    (373,724)  (20,821,160)  (13,822,790)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from operations            1,228     4,776,455    1,051,075     7,356,661     6,687,743
                                                         ---------  ------------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                       --     3,946,817    2,332,034     6,278,015     5,658,648
   Payments for contract benefits or terminations         (140,327)  (13,045,873)  (2,349,411)  (13,789,310)  (14,717,883)
   Transfers between sub-accounts (including fixed
     account), net                                         437,575       697,022     (257,009)   (3,625,496)   (1,267,196)
   Contract maintenance charges                               (980)   (1,122,293)    (144,545)   (1,794,408)   (1,640,138)
   Adjustments to net assets allocated to contracts in
     payout period                                             976            --           --            --        (8,250)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             297,244    (9,524,327)    (418,931)  (12,931,199)  (11,974,819)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets                          298,472    (4,747,872)     632,144    (5,574,538)   (5,287,076)
Net assets at beginning of period                          666,760   133,910,023   26,621,533   193,378,093   181,299,733
                                                         ---------  ------------  -----------  ------------  ------------
Net assets at end of period                              $ 965,232  $129,162,151  $27,253,677  $187,803,555  $176,012,657
                                                         =========  ============  ===========  ============  ============
Beginning units                                             91,701     9,808,347    1,891,628    14,224,508    13,221,703
Units issued                                                74,154       779,671      322,262       848,406       948,274
Units redeemed                                             (33,309)   (1,468,801)    (356,973)   (1,806,054)   (1,827,666)
                                                         ---------  ------------  -----------  ------------  ------------
Ending units                                               132,546     9,119,217    1,856,917    13,266,860    12,342,311
                                                         =========  ============  ===========  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  18,193  $  1,803,386  $   383,998  $  2,694,605  $  2,380,458
   Mortality and expense risk and administrative
     charges                                               (11,926)   (2,158,549)    (417,291)   (3,111,824)   (2,892,473)
                                                         ---------  ------------  -----------  ------------  ------------
   Net investment income (loss)                              6,267      (355,163)     (33,293)     (417,219)     (512,015)
   Net realized gain (loss)                                  2,858     2,492,879    1,577,912     5,723,464     4,083,971
   Capital gain distribution from mutual funds                  --     9,290,266           --    15,636,058    12,659,685
   Change in unrealized appreciation (depreciation) of
     investments                                           (16,263)  (15,371,110)  (2,562,055)  (27,422,593)  (22,143,476)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from operations           (7,138)   (3,943,128)  (1,017,436)   (6,480,290)   (5,911,835)
                                                         ---------  ------------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                       --     7,991,097    4,354,251     9,059,939     8,568,064
   Payments for contract benefits or terminations          (98,193)  (13,332,984)  (2,325,750)  (16,462,602)  (13,444,247)
   Transfers between sub-accounts (including fixed
     account), net                                             253      (357,165)  (2,061,230)      955,436     1,703,012
   Contract maintenance charges                               (357)   (1,121,217)    (136,000)   (1,765,991)   (1,619,892)
   Adjustments to net assets allocated to contracts in
     payout period                                              --            --           --            --        11,367
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (98,297)   (6,820,269)    (168,729)   (8,213,218)   (4,781,696)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets                         (105,435)  (10,763,397)  (1,186,165)  (14,693,508)  (10,693,531)
Net assets at beginning of period                          772,195   144,673,420   27,807,698   208,071,601   191,993,264
                                                         ---------  ------------  -----------  ------------  ------------
Net assets at end of period                              $ 666,760  $133,910,023  $26,621,533  $193,378,093  $181,299,733
                                                         =========  ============  ===========  ============  ============
Beginning units                                            104,957    10,295,642    1,913,601    14,811,676    13,572,652
Units issued                                                   166     1,060,464      449,834     1,219,508     1,199,688
Units redeemed                                             (13,422)   (1,547,759)    (471,807)   (1,806,676)   (1,550,637)
                                                         ---------  ------------  -----------  ------------  ------------
Ending units                                                91,701     9,808,347    1,891,628    14,224,508    13,221,703
                                                         =========  ============  ===========  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                      SST Asset                SST SA    SST SA
                                                                     Allocation      SST      Columbia  Columbia       SST
                                                                     Diversified Diversified   Focused   Focused  International
                                                                       Growth    Fixed Income  Growth     Value      Equity
                                                                      Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                                                                       Class 3     Class 3     Class 3   Class 3     Class 3
                                                                     ----------- ------------ --------- --------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                          $  2,297     $  1,132    $    --   $   524    $  3,609
   Mortality and expense risk and administrative charges                (2,097)      (1,195)      (306)     (547)     (2,458)
                                                                      --------     --------    -------   -------    --------
   Net investment income (loss)                                            200          (63)      (306)      (23)      1,151
   Net realized gain (loss)                                               (921)          (2)       (96)      (29)       (280)
   Capital gain distribution from mutual funds                          31,458          930      6,271     4,642          --
   Change in unrealized appreciation (depreciation) of investments     (16,136)        (248)    (9,412)    3,351      (4,101)
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from operations                       14,601          617     (3,543)    7,941      (3,230)
                                                                      --------     --------    -------   -------    --------
From contract transactions:
   Payments received from contract owners                              138,519       12,425     16,205     4,533       6,250
   Payments for contract benefits or terminations                       (2,083)          --       (110)       --          --
   Transfers between sub-accounts (including fixed account), net        87,587       36,007      2,479         3      10,319
   Contract maintenance charges                                            (34)          --         --       (24)         (5)
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from contract transactions           223,989       48,432     18,574     4,512      16,564
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets                                      238,590       49,049     15,031    12,453      13,334
Net assets at beginning of period                                      124,614       68,204     28,645    45,264     216,388
                                                                      --------     --------    -------   -------    --------
Net assets at end of period                                           $363,204     $117,253    $43,676   $57,717    $229,722
                                                                      ========     ========    =======   =======    ========
Beginning units                                                         13,112        6,915      2,785     4,667      23,474
Units issued                                                            23,225        4,787      1,951       416       1,824
Units redeemed                                                            (796)         (26)       (12)       (3)         (1)
                                                                      --------     --------    -------   -------    --------
Ending units                                                            35,541       11,676      4,724     5,080      25,297
                                                                      ========     ========    =======   =======    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                          $  3,653     $  1,110    $    --   $   315    $  2,201
   Mortality and expense risk and administrative charges                  (299)        (496)      (135)     (278)     (1,339)
                                                                      --------     --------    -------   -------    --------
   Net investment income (loss)                                          3,354          614       (135)       37         862
   Net realized gain (loss)                                                (14)        (202)       (24)      (14)        (30)
   Capital gain distribution from mutual funds                          13,092          438      2,817       420          --
   Change in unrealized appreciation (depreciation) of investments     (19,749)      (2,506)    (2,690)   (3,331)    (14,180)
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from operations                       (3,317)      (1,656)       (32)   (2,888)    (13,348)
                                                                      --------     --------    -------   -------    --------
From contract transactions:
   Payments received from contract owners                              127,161       50,000     10,944    48,153     226,660
   Transfers between sub-accounts (including fixed account), net           770       19,860     17,733        (1)      3,076
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from contract transactions           127,931       69,860     28,677    48,152     229,736
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets                                      124,614       68,204     28,645    45,264     216,388
                                                                      --------     --------    -------   -------    --------
Net assets at end of period                                           $124,614     $ 68,204    $28,645   $45,264    $216,388
                                                                      ========     ========    =======   =======    ========
Units issued                                                            13,112        7,936      2,800     4,667      23,474
Units redeemed                                                              --       (1,021)       (15)       --          --
                                                                      --------     --------    -------   -------    --------
Ending units                                                            13,112        6,915      2,785     4,667      23,474
                                                                      ========     ========    =======   =======    ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          SST
                                                                         Large              SST Mid
                                                                          Cap    SST Large    Cap     SST Mid     SST Real
                                                                        Growth   Cap Value  Growth   Cap Value     Return
                                                                       Portfolio Portfolio Portfolio Portfolio Portfolio Class
                                                                        Class 3   Class 3   Class 3   Class 3         3
                                                                       --------- --------- --------- --------- ---------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                            $   152  $  1,669  $     --  $  2,577   $         --
   Mortality and expense risk and administrative charges                 (1,060)   (1,478)   (3,412)   (3,232)    (4,420,847)
                                                                        -------  --------  --------  --------   ------------
   Net investment income (loss)                                            (908)      191    (3,412)     (655)    (4,420,847)
   Net realized gain (loss)                                              (1,663)     (174)   (1,182)   (5,195)    (1,597,721)
   Capital gain distribution from mutual funds                            2,447     3,830    16,502     5,964             --
   Change in unrealized appreciation (depreciation) of investments          454    11,274    (2,016)   38,778     12,186,761
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from operations                           330    15,121     9,892    38,892      6,168,193
                                                                        -------  --------  --------  --------   ------------
From contract transactions:
   Payments received from contract owners                                   800     6,592        --    32,402      8,802,529
   Payments for contract benefits or terminations                        (3,782)   (3,290)   (3,768)  (16,782)   (22,971,891)
   Transfers between sub-accounts (including fixed account), net         (4,298)   (5,294)    5,159    31,388     19,027,850
   Contract maintenance charges                                             (12)      (23)      (29)      (37)    (3,039,504)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --            (41)
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from contract transactions             (7,292)   (2,015)    1,362    46,971      1,818,943
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets                                        (6,962)   13,106    11,254    85,863      7,987,136
Net assets at beginning of period                                        87,329   104,117   291,101   221,893    291,217,509
                                                                        -------  --------  --------  --------   ------------
Net assets at end of period                                             $80,367  $117,223  $302,355  $307,756   $299,204,645
                                                                        =======  ========  ========  ========   ============
Beginning units                                                           8,467    11,052    28,478    23,282     26,378,012
Units issued                                                                538       828     1,002     7,465      4,160,716
Units redeemed                                                           (1,285)     (922)     (848)   (2,568)    (4,025,580)
                                                                        -------  --------  --------  --------   ------------
Ending units                                                              7,720    10,958    28,632    28,179     26,513,148
                                                                        =======  ========  ========  ========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                            $    54  $    239  $     --  $    441   $ 11,212,938
   Mortality and expense risk and administrative charges                   (118)     (178)   (1,104)     (628)    (4,624,949)
                                                                        -------  --------  --------  --------   ------------
   Net investment income (loss)                                             (64)       61    (1,104)     (187)     6,587,989
   Net realized gain (loss)                                                (206)      (81)      (90)      (52)      (954,662)
   Capital gain distribution from mutual funds                            1,642     1,287    13,538    23,907             --
   Change in unrealized appreciation (depreciation) of investments       (1,588)   (2,753)  (16,798)  (28,601)   (14,287,309)
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from operations                          (216)   (1,486)   (4,454)   (4,933)    (8,653,982)
                                                                        -------  --------  --------  --------   ------------
From contract transactions:
   Payments received from contract owners                                80,170    97,674   293,756   190,839     12,290,016
   Payments for contract benefits or terminations                          (926)     (913)   (1,246)     (321)   (24,618,896)
   Transfers between sub-accounts (including fixed account), net          8,301     8,842     3,045    36,308      4,001,149
   Contract maintenance charges                                              --        --        --        --     (2,792,767)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --          1,408
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from contract transactions             87,545   105,603   295,555   226,826    (11,119,090)
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets                                        87,329   104,117   291,101   221,893    (19,773,072)
Net assets at beginning of period                                            --        --        --        --    310,990,581
                                                                        -------  --------  --------  --------   ------------
Net assets at end of period                                             $87,329  $104,117  $291,101  $221,893   $291,217,509
                                                                        =======  ========  ========  ========   ============
Beginning units                                                              --        --        --        --     27,375,871
Units issued                                                              9,634    11,159    29,727    23,640      3,847,763
Units redeemed                                                           (1,167)     (107)   (1,249)     (358)    (4,845,622)
                                                                        -------  --------  --------  --------   ------------
Ending units                                                              8,467    11,052    28,478    23,282     26,378,012
                                                                        =======  ========  ========  ========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            SAST        SAST         SAST
                                                                                         Aggressive  Aggressive   Aggressive
                                                                  SST Small   SST Stock    Growth      Growth       Growth
                                                                Cap Portfolio Portfolio  Portfolio   Portfolio    Portfolio
                                                                   Class 3     Class 3    Class 1     Class 2      Class 3
                                                                ------------- --------- -----------  ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                      $     --    $     --  $        --  $       --  $        --
   Mortality and expense risk and administrative charges            (1,376)     (3,213)    (326,745)    (45,160)    (341,462)
                                                                  --------    --------  -----------  ----------  -----------
   Net investment income (loss)                                     (1,376)     (3,213)    (326,745)    (45,160)    (341,462)
   Net realized gain (loss)                                        (22,036)      1,632      910,129     176,485    1,236,112
   Capital gain distribution from mutual funds                       2,413      26,025           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    21,730     (13,098)     565,093      16,700      141,102
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                      731      11,346    1,148,477     148,025    1,035,752
                                                                  --------    --------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            2,070      20,510       97,510      18,286      516,203
   Payments for contract benefits or terminations                     (121)    (12,332)  (1,983,644)   (225,418)  (2,416,137)
   Transfers between sub-accounts (including fixed account),
     net                                                            34,435     (48,653)    (864,798)   (164,097)    (741,384)
   Contract maintenance charges                                        (10)        (77)     (19,489)     (6,654)    (161,121)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --          --        2,033          --           (1)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions        36,374     (40,552)  (2,768,388)   (377,883)  (2,802,440)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets                                   37,105     (29,206)  (1,619,911)   (229,858)  (1,766,688)
Net assets at beginning of period                                  103,625     279,173   22,903,971   3,085,053   24,105,178
                                                                  --------    --------  -----------  ----------  -----------
Net assets at end of period                                       $140,730    $249,967  $21,284,060  $2,855,195  $22,338,490
                                                                  ========    ========  ===========  ==========  ===========
Beginning units                                                     10,444      25,580    1,149,746     159,660    1,678,891
Units issued                                                         4,333       5,178       33,038       2,836      197,310
Units redeemed                                                        (586)     (9,231)    (171,296)    (22,386)    (389,198)
                                                                  --------    --------  -----------  ----------  -----------
Ending units                                                        14,191      21,527    1,011,488     140,110    1,487,003
                                                                  ========    ========  ===========  ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                      $     --    $     --  $        --  $       --  $        --
   Mortality and expense risk and administrative charges              (346)     (1,364)    (384,932)    (51,387)    (389,359)
                                                                  --------    --------  -----------  ----------  -----------
   Net investment income (loss)                                       (346)     (1,364)    (384,932)    (51,387)    (389,359)
   Net realized gain (loss)                                            (20)       (100)   1,223,552     164,492    2,469,909
   Capital gain distribution from mutual funds                       7,730      19,114           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (12,635)    (14,213)  (1,339,214)   (209,616)  (2,786,492)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                   (5,271)      3,437     (500,594)    (96,511)    (705,942)
                                                                  --------    --------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                           82,348     178,897      113,725      22,627    1,757,476
   Payments for contract benefits or terminations                       --          --   (2,868,794)   (275,523)  (2,751,512)
   Transfers between sub-accounts (including fixed account),
     net                                                            26,548      96,839      119,624     216,530      983,411
   Contract maintenance charges                                         --          --      (21,065)     (6,654)    (164,325)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --          --        4,360          (2)         199
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions       108,896     275,736   (2,652,150)    (43,022)    (174,751)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets                                  103,625     279,173   (3,152,744)   (139,533)    (880,693)
Net assets at beginning of period                                       --          --   26,056,715   3,224,586   24,985,871
                                                                  --------    --------  -----------  ----------  -----------
Net assets at end of period                                       $103,625    $279,173  $22,903,971  $3,085,053  $24,105,178
                                                                  ========    ========  ===========  ==========  ===========
Beginning units                                                         --          --    1,273,089     162,108    1,638,624
Units issued                                                        10,452      25,731       63,175      15,497      458,950
Units redeemed                                                          (8)       (151)    (186,518)    (17,945)    (418,683)
                                                                  --------    --------  -----------  ----------  -----------
Ending units                                                        10,444      25,580    1,149,746     159,660    1,678,891
                                                                  ========    ========  ===========  ==========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                      SAST          SAST
                                                                                                    American      American
                                                          SAST SA AB    SAST SA AB   SAST SA AB    Funds Asset  Funds Global
                                                            Growth        Growth       Growth      Allocation      Growth
                                                          Portfolio     Portfolio    Portfolio      Portfolio    Portfolio
                                                           Class 1       Class 2      Class 3        Class 3      Class 3
                                                         ------------  -----------  ------------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    332,332  $     7,111  $         --  $  3,889,544  $  6,581,534
   Mortality and expense risk and administrative
     charges                                               (2,433,375)    (279,240)   (1,591,322)   (3,325,762)   (5,769,601)
                                                         ------------  -----------  ------------  ------------  ------------
   Net investment income (loss)                            (2,101,043)    (272,129)   (1,591,322)      563,782       811,933
   Net realized gain (loss)                                 8,800,779    1,676,073     8,842,705     4,471,341     8,581,536
   Capital gain distribution from mutual funds             20,506,552    2,339,959    13,248,069    14,218,582    58,015,587
   Change in unrealized appreciation (depreciation)
     of investments                                       (25,468,022)  (3,621,267)  (19,699,844)   (3,508,401)  (71,329,436)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations           1,738,266      122,636       799,608    15,745,304    (3,920,380)
                                                         ------------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                     767,038       25,599     3,299,960    35,693,200     8,139,755
   Payments for contract benefits or terminations         (16,713,620)  (2,427,989)  (14,774,459)  (16,271,195)  (29,167,551)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,099,261)     107,439       209,617    36,319,365    17,970,958
   Contract maintenance charges                              (112,439)     (43,156)     (416,147)   (1,209,043)   (3,407,240)
   Adjustments to net assets allocated to contracts in
     payout period                                             18,981          178         2,058       (21,792)        2,177
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (19,139,301)  (2,337,929)  (11,678,971)   54,510,535    (6,461,901)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (17,401,035)  (2,215,293)  (10,879,363)   70,255,839   (10,382,281)
Net assets at beginning of period                         171,125,893   19,731,724   109,017,114   188,847,907   393,581,874
                                                         ------------  -----------  ------------  ------------  ------------
Net assets at end of period                              $153,724,858  $17,516,431  $ 98,137,751  $259,103,746  $383,199,593
                                                         ============  ===========  ============  ============  ============
Beginning units                                             2,846,827      334,856     2,765,013    13,107,481    24,266,979
Units issued                                                   86,575       13,025       553,885     5,569,917     3,325,306
Units redeemed                                               (407,771)     (53,816)     (698,583)   (1,926,836)   (3,667,001)
                                                         ------------  -----------  ------------  ------------  ------------
Ending units                                                2,525,631      294,065     2,620,315    16,750,562    23,925,284
                                                         ============  ===========  ============  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $    221,950  $        --  $         --  $  2,540,240  $  3,696,177
   Mortality and expense risk and administrative
     charges                                               (2,711,173)    (320,015)   (1,762,852)   (2,717,980)   (6,502,213)
                                                         ------------  -----------  ------------  ------------  ------------
   Net investment income (loss)                            (2,489,223)    (320,015)   (1,762,852)     (177,740)   (2,806,036)
   Net realized gain (loss)                                12,393,284    2,209,218    12,498,339     7,282,907    26,388,900
   Capital gain distribution from mutual funds             16,900,677    1,964,385    10,933,040    13,976,937    64,261,276
   Change in unrealized appreciation (depreciation)
     of investments                                       (10,466,129)  (1,978,818)  (11,805,740)  (22,210,658)  (66,031,088)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations          16,338,609    1,874,770     9,862,787    (1,128,554)   21,813,052
                                                         ------------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                     688,864       23,513     4,117,206    25,929,435    10,846,113
   Payments for contract benefits or terminations         (22,739,062)  (2,679,091)  (14,978,475)  (16,338,554)  (37,087,658)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,323,935)    (533,581)    1,428,090    20,132,180   (25,216,781)
   Contract maintenance charges                              (117,667)     (44,854)     (451,251)   (1,060,502)   (3,488,757)
   Adjustments to net assets allocated to contracts in
     payout period                                             10,822          674          (724)       (8,971)          569
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (24,480,978)  (3,233,339)   (9,885,154)   28,653,588   (54,946,514)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                          (8,142,369)  (1,358,569)      (22,367)   27,525,034   (33,133,462)
Net assets at beginning of period                         179,268,262   21,090,293   109,039,481   161,322,873   426,715,336
                                                         ------------  -----------  ------------  ------------  ------------
Net assets at end of period                              $171,125,893  $19,731,724  $109,017,114  $188,847,907  $393,581,874
                                                         ============  ===========  ============  ============  ============
Beginning units                                             3,266,680      391,535     2,687,981    11,116,845    27,628,071
Units issued                                                  109,102        9,379       744,449     4,055,515     2,039,889
Units redeemed                                               (528,955)     (66,058)     (667,417)   (2,064,879)   (5,400,981)
                                                         ------------  -----------  ------------  ------------  ------------
Ending units                                                2,846,827      334,856     2,765,013    13,107,481    24,266,979
                                                         ============  ===========  ============  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           SAST
                                                                         American
                                                             SAST          Funds
                                                           American       Growth-       SAST         SAST          SAST
                                                         Funds Growth     Income      Balanced     Balanced      Balanced
                                                          Portfolio      Portfolio    Portfolio    Portfolio     Portfolio
                                                           Class 3        Class 3      Class 1      Class 2       Class 3
                                                         ------------  ------------  -----------  -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    955,045  $  3,292,387  $   700,288  $   112,068  $  1,377,700
   Mortality and expense risk and administrative
     charges                                               (4,497,841)   (3,491,935)    (640,780)    (118,383)   (1,446,272)
                                                         ------------  ------------  -----------  -----------  ------------
   Net investment income (loss)                            (3,542,796)     (199,548)      59,508       (6,315)      (68,572)
   Net realized gain (loss)                                11,247,714     9,369,983    1,199,043      349,566     2,507,478
   Capital gain distribution from mutual funds             78,101,643    41,144,268    1,843,335      326,307     4,231,880
   Change in unrealized appreciation (depreciation) of
     investments                                          (64,184,253)  (29,242,438)    (817,971)    (282,284)   (1,730,616)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations          21,622,308    21,072,265    2,283,915      387,274     4,940,170
                                                         ------------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                   9,180,961     9,892,274      960,169        8,535     6,114,212
   Payments for contract benefits or terminations         (22,204,099)  (19,826,429)  (4,382,067)    (768,265)   (9,590,400)
   Transfers between sub-accounts (including fixed
     account), net                                          4,088,456       747,973      671,006      606,134     4,325,098
   Contract maintenance charges                            (1,906,967)   (1,448,575)     (25,213)     (11,774)     (664,267)
   Adjustments to net assets allocated to contracts in
     payout period                                                570           152      (10,161)      (2,608)       (2,376)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (10,841,079)  (10,634,605)  (2,786,266)    (167,978)      182,267
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                          10,781,229    10,437,660     (502,351)     219,296     5,122,437
Net assets at beginning of period                         291,442,744   227,794,009   42,403,300    7,482,921    93,203,712
                                                         ------------  ------------  -----------  -----------  ------------
Net assets at end of period                              $302,223,973  $238,231,669  $41,900,949  $ 7,702,217  $ 98,326,149
                                                         ============  ============  ===========  ===========  ============
Beginning units                                            18,339,918    15,356,253    1,786,855      323,806     5,566,611
Units issued                                                2,060,324     1,565,063      141,519       44,279     1,077,495
Units redeemed                                             (2,680,090)   (2,257,173)    (257,610)     (51,728)   (1,022,068)
                                                         ------------  ------------  -----------  -----------  ------------
Ending units                                               17,720,152    14,664,143    1,670,764      316,357     5,622,038
                                                         ============  ============  ===========  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  2,673,782  $  2,378,101  $   770,129  $   125,840  $  1,465,663
   Mortality and expense risk and administrative
     charges                                               (4,670,061)   (3,692,423)    (684,538)    (133,378)   (1,454,409)
                                                         ------------  ------------  -----------  -----------  ------------
   Net investment income (loss)                            (1,996,279)   (1,314,322)      85,591       (7,538)       11,254
   Net realized gain (loss)                                21,956,844    15,308,509    1,668,404      545,085     6,256,594
   Capital gain distribution from mutual funds             25,434,965    18,058,740    3,274,233      587,872     7,136,525
   Change in unrealized appreciation (depreciation) of
     investments                                          (31,122,137)  (32,604,318)  (5,670,683)  (1,266,088)  (15,124,131)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations          14,273,393      (551,391)    (642,455)    (140,669)   (1,719,758)
                                                         ------------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  24,376,973    14,172,449    1,149,966       34,674     7,039,872
   Payments for contract benefits or terminations         (27,997,153)  (24,497,686)  (5,202,219)    (901,562)  (10,455,264)
   Transfers between sub-accounts (including fixed
     account), net                                        (11,408,374)   (2,246,044)     495,786     (346,802)    3,006,361
   Contract maintenance charges                            (1,955,682)   (1,488,197)     (26,968)     (13,376)     (616,083)
   Adjustments to net assets allocated to contracts in
     payout period                                                497         1,150        7,331        6,701           357
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (16,983,739)  (14,058,328)  (3,576,104)  (1,220,365)   (1,024,757)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                          (2,710,346)  (14,609,719)  (4,218,559)  (1,361,034)   (2,744,515)
Net assets at beginning of period                         294,153,090   242,403,728   46,621,859    8,843,955    95,948,227
                                                         ------------  ------------  -----------  -----------  ------------
Net assets at end of period                              $291,442,744  $227,794,009  $42,403,300  $ 7,482,921  $ 93,203,712
                                                         ============  ============  ===========  ===========  ============
Beginning units                                            19,407,765    16,302,164    1,939,220      375,881     5,591,504
Units issued                                                2,791,787     1,932,980      137,174       10,887     1,261,722
Units redeemed                                             (3,859,634)   (2,878,891)    (289,539)     (62,962)   (1,286,615)
                                                         ------------  ------------  -----------  -----------  ------------
Ending units                                               18,339,918    15,356,253    1,786,855      323,806     5,566,611
                                                         ============  ============  ===========  ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST
                                                                BlackRock
                                                               VCP Global    SAST Blue    SAST Blue   SAST Blue   SAST Capital
                                                               Multi-Asset  Chip Growth  Chip Growth Chip Growth     Growth
                                                                Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                                 Class 3      Class 1      Class 2     Class 3      Class 1
                                                              ------------  -----------  ----------- -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $    227,437  $    41,276  $   10,695  $   322,363   $    8,354
   Mortality and expense risk and administrative charges        (2,454,165)    (106,698)    (40,464)  (1,325,385)     (69,833)
                                                              ------------  -----------  ----------  -----------   ----------
   Net investment income (loss)                                 (2,226,728)     (65,422)    (29,769)  (1,003,022)     (61,479)
   Net realized gain (loss)                                         55,521      489,967     189,884    4,002,457      382,754
   Capital gain distribution from mutual funds                   3,089,833      210,324      76,142    2,728,204       18,402
   Change in unrealized appreciation (depreciation) of
     investments                                                (2,272,600)    (329,159)   (129,592)  (1,880,041)    (303,421)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations               (1,353,974)     305,710     106,665    3,847,598       36,256
                                                              ------------  -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                      218,064,636        6,983         884    4,996,064       52,382
   Payments for contract benefits or terminations               (5,046,081)    (854,940)   (308,395)  (7,844,752)    (359,595)
   Transfers between sub-accounts (including fixed
     account), net                                             183,168,718     (198,637)    (90,756)   2,056,383     (179,516)
   Contract maintenance charges                                 (1,879,962)      (4,206)     (6,039)    (674,952)      (2,366)
   Adjustments to net assets allocated to contracts in
     payout period                                                      --        1,466          --          (47)         (39)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions   394,307,311   (1,049,334)   (404,306)  (1,467,304)    (489,134)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets                              392,953,337     (743,624)   (297,641)   2,380,294     (452,878)
Net assets at beginning of period                                       --    7,561,301   2,823,588   88,016,497    4,952,355
                                                              ------------  -----------  ----------  -----------   ----------
Net assets at end of period                                   $392,953,337  $ 6,817,677  $2,525,947  $90,396,791   $4,499,477
                                                              ============  ===========  ==========  ===========   ==========
Beginning units                                                         --      764,873     296,156    6,941,171      427,992
Units issued                                                    39,439,801       60,979      10,527    1,019,143       34,097
Units redeemed                                                  (1,635,565)    (167,911)    (53,408)  (1,244,164)     (76,294)
                                                              ------------  -----------  ----------  -----------   ----------
Ending units                                                    37,804,236      657,941     253,275    6,716,150      385,795
                                                              ============  ===========  ==========  ===========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $         --  $    29,984  $    6,895  $   161,645   $    3,489
   Mortality and expense risk and administrative charges                --     (120,883)    (45,516)  (1,374,857)     (76,776)
                                                              ------------  -----------  ----------  -----------   ----------
   Net investment income (loss)                                         --      (90,899)    (38,621)  (1,213,212)     (73,287)
   Net realized gain (loss)                                             --      518,178     167,193    5,069,598      433,056
   Capital gain distribution from mutual funds                          --      130,618      48,047    1,529,829      194,259
   Change in unrealized appreciation (depreciation) of
     investments                                                        --     (339,352)    (94,155)  (3,155,310)    (359,564)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                       --      218,545      82,464    2,230,905      194,464
                                                              ------------  -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                               --       55,729         754    5,685,241       62,651
   Payments for contract benefits or terminations                       --   (1,340,814)   (289,796)  (8,058,087)    (514,404)
   Transfers between sub-accounts (including fixed
     account), net                                                      --      566,290     157,147    3,174,389      (60,079)
   Contract maintenance charges                                         --       (4,026)     (6,182)    (657,927)      (2,242)
   Adjustments to net assets allocated to contracts in
     payout period                                                      --          491          --          438        1,359
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions            --     (722,330)   (138,077)     144,054     (512,715)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets                                       --     (503,785)    (55,613)   2,374,959     (318,251)
Net assets at beginning of period                                       --    8,065,086   2,879,201   85,641,538    5,270,606
                                                              ------------  -----------  ----------  -----------   ----------
Net assets at end of period                                   $         --  $ 7,561,301  $2,823,588  $88,016,497   $4,952,355
                                                              ============  ===========  ==========  ===========   ==========
Beginning units                                                         --      839,118     309,675    7,120,286      473,522
Units issued                                                            --      114,843      24,858    1,332,064       40,195
Units redeemed                                                          --     (189,088)    (38,377)  (1,511,179)     (85,725)
                                                              ------------  -----------  ----------  -----------   ----------
Ending units                                                            --      764,873     296,156    6,941,171      427,992
                                                              ============  ===========  ==========  ===========   ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST                                    SAST
                                                                Capital   SAST Capital      SAST       Corporate        SAST
                                                                Growth       Growth      Corporate       Bond        Corporate
                                                               Portfolio   Portfolio   Bond Portfolio  Portfolio   Bond Portfolio
                                                                Class 2     Class 3       Class 1       Class 2       Class 3
                                                              ----------  ------------ -------------- -----------  --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $      314  $        --   $  2,664,470  $   784,162   $ 26,078,276
   Mortality and expense risk and administrative
     charges                                                     (21,967)    (620,991)      (894,899)    (272,846)    (9,161,025)
                                                              ----------  -----------   ------------  -----------   ------------
   Net investment income (loss)                                  (21,653)    (620,991)     1,769,571      511,316     16,917,251
   Net realized gain (loss)                                       62,890    2,219,792        916,214      288,270      2,382,723
   Capital gain distribution from mutual funds                     5,691      165,602             --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (42,156)  (1,589,049)     1,409,852      359,355     19,029,859
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from operations                  4,772      175,354      4,095,637    1,158,941     38,329,833
                                                              ----------  -----------   ------------  -----------   ------------
From contract transactions:
   Payments received from contract owners                             --    3,471,838        303,234        9,401     23,970,191
   Payments for contract benefits or terminations                (45,454)  (3,912,981)    (7,191,942)  (2,387,649)   (55,919,883)
   Transfers between sub-accounts (including fixed
     account), net                                               (17,334)   2,701,322     (1,561,610)     547,126     43,551,394
   Contract maintenance charges                                   (3,096)    (265,875)       (25,357)     (34,362)    (5,023,146)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --        2,326         (1,298)      (2,566)         7,230
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from contract transactions     (65,884)   1,996,630     (8,476,973)  (1,868,050)     6,585,786
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets                                (61,112)   2,171,984     (4,381,336)    (709,109)    44,915,619
Net assets at beginning of period                              1,446,720   39,523,772     59,827,790   17,549,160    576,768,859
                                                              ----------  -----------   ------------  -----------   ------------
Net assets at end of period                                   $1,385,608  $41,695,756   $ 55,446,454  $16,840,051   $621,684,478
                                                              ==========  ===========   ============  ===========   ============
Beginning units                                                  128,758    3,396,725      2,154,353      649,130     29,134,813
Units issued                                                       5,809      578,401         58,948       69,689      7,189,685
Units redeemed                                                   (12,059)    (505,147)      (349,089)    (136,164)    (5,865,456)
                                                              ----------  -----------   ------------  -----------   ------------
Ending units                                                     122,508    3,469,979      1,864,212      582,655     30,459,042
                                                              ==========  ===========   ============  ===========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $       --  $        --   $  2,455,239  $   686,000   $ 21,269,661
   Mortality and expense risk and administrative
     charges                                                     (24,031)    (666,701)    (1,005,848)    (305,191)    (9,514,339)
                                                              ----------  -----------   ------------  -----------   ------------
   Net investment income (loss)                                  (24,031)    (666,701)     1,449,391      380,809     11,755,322
   Net realized gain (loss)                                       95,950    3,755,141      1,133,218      368,193      3,953,249
   Capital gain distribution from mutual funds                    60,376    1,674,245        192,036       56,188      1,786,760
   Change in unrealized appreciation (depreciation) of
     investments                                                 (73,963)  (3,274,602)    (4,430,595)  (1,336,573)   (35,267,203)
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from operations                 58,332    1,488,083     (1,655,950)    (531,383)   (17,771,872)
                                                              ----------  -----------   ------------  -----------   ------------
From contract transactions:
   Payments received from contract owners                         17,966    1,765,984        480,513       55,264     19,891,284
   Payments for contract benefits or terminations                (78,962)  (4,970,925)    (8,536,376)  (2,981,966)   (63,313,210)
   Transfers between sub-accounts (including fixed
     account), net                                              (108,024)  (1,388,940)      (729,578)     161,197     12,776,276
   Contract maintenance charges                                   (3,210)    (271,467)       (27,681)     (36,505)    (4,603,652)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --       (2,105)         7,466        3,748          2,620
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from contract transactions    (172,230)  (4,867,453)    (8,805,656)  (2,798,262)   (35,246,682)
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets                               (113,898)  (3,379,370)   (10,461,606)  (3,329,645)   (53,018,554)
Net assets at beginning of period                              1,560,618   42,903,142     70,289,396   20,878,805    629,787,413
                                                              ----------  -----------   ------------  -----------   ------------
Net assets at end of period                                   $1,446,720  $39,523,772   $ 59,827,790  $17,549,160   $576,768,859
                                                              ==========  ===========   ============  ===========   ============
Beginning units                                                  144,114    3,863,112      2,462,124      749,964     30,051,209
Units issued                                                       3,124      326,094        114,479       33,651      4,726,243
Units redeemed                                                   (18,480)    (792,481)      (422,250)    (134,485)    (5,642,639)
                                                              ----------  -----------   ------------  -----------   ------------
Ending units                                                     128,758    3,396,725      2,154,353      649,130     29,134,813
                                                              ==========  ===========   ============  ===========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                      SAST Dogs of SAST Dogs of SAST Dogs of   SAST Dynamic    SAST Dynamic
                                                      Wall Street  Wall Street  Wall Street     Allocation       Strategy
                                                       Portfolio    Portfolio    Portfolio      Portfolio       Portfolio
                                                        Class 1      Class 2      Class 3        Class 3         Class 3
                                                      ------------ ------------ ------------  --------------  --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $   588,003   $  124,929  $  2,076,910  $  125,794,037  $   77,465,192
   Mortality and expense risk and administrative
     charges                                             (394,033)     (95,163)   (1,506,247)   (125,080,190)    (79,124,160)
                                                      -----------   ----------  ------------  --------------  --------------
   Net investment income (loss)                           193,970       29,766       570,663         713,847      (1,658,968)
   Net realized gain (loss)                             1,890,687      550,012     4,485,117     104,429,616      45,869,083
   Capital gain distribution from mutual funds          1,358,386      309,851     5,322,974              --              --
   Change in unrealized appreciation
     (depreciation) of investments                        379,616        7,828     3,718,830     154,469,405     155,518,823
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from operations       3,822,659      897,457    14,097,584     259,612,868     199,728,938
                                                      -----------   ----------  ------------  --------------  --------------
From contract transactions:
   Payments received from contract owners                 113,702        1,869     6,632,994     419,358,119     269,941,509
   Payments for contract benefits or terminations      (3,180,204)    (695,326)   (8,729,273)   (414,011,593)   (226,307,177)
   Transfers between sub-accounts (including
     fixed account), net                                1,881,902     (159,505)   14,521,835    (251,666,495)   (136,995,068)
   Contract maintenance charges                           (13,587)     (11,963)     (552,967)   (108,130,119)    (68,952,328)
   Adjustments to net assets allocated to contracts
     in payout period                                         324       (3,355)          (70)          4,295           1,250
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from contract
  transactions                                         (1,197,863)    (868,280)   11,872,519    (354,445,793)   (162,311,814)
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets                       2,624,796       29,177    25,970,103     (94,832,925)     37,417,124
Net assets at beginning of period                      24,244,413    6,003,521    87,220,540   8,639,891,481   5,452,487,007
                                                      -----------   ----------  ------------  --------------  --------------
Net assets at end of period                           $26,869,209   $6,032,698  $113,190,643  $8,545,058,556  $5,489,904,131
                                                      ===========   ==========  ============  ==============  ==============
Beginning units                                         1,064,541      270,685     4,416,050     740,201,876     471,375,112
Units issued                                              135,671       13,531     1,530,552      68,821,814      47,836,989
Units redeemed                                           (184,345)     (49,520)   (1,016,162)    (98,644,240)    (61,414,203)
                                                      -----------   ----------  ------------  --------------  --------------
Ending units                                            1,015,867      234,696     4,930,440     710,379,450     457,797,898
                                                      ===========   ==========  ============  ==============  ==============
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $   479,218   $  111,600  $  1,522,121  $   85,412,847  $   39,743,568
   Mortality and expense risk and administrative
     charges                                             (388,505)    (100,885)   (1,395,645)   (122,585,881)    (74,330,424)
                                                      -----------   ----------  ------------  --------------  --------------
   Net investment income (loss)                            90,713       10,715       126,476     (37,173,034)    (34,586,856)
   Net realized gain (loss)                             1,522,617      533,617     6,637,198      16,088,282       8,857,627
   Capital gain distribution from mutual funds          1,653,902      422,416     5,954,635      68,252,435       6,052,735
   Change in unrealized appreciation
     (depreciation) of investments                     (3,141,739)    (947,015)  (12,779,371)   (630,804,389)   (355,061,949)
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from operations         125,493       19,733       (61,062)   (583,636,706)   (374,738,443)
                                                      -----------   ----------  ------------  --------------  --------------
From contract transactions:
   Payments received from contract owners                 107,009       48,644     8,351,546   1,605,826,369   1,269,301,311
   Payments for contract benefits or terminations      (2,154,766)    (892,875)   (7,726,025)   (296,188,639)   (172,955,127)
   Transfers between sub-accounts (including
     fixed account), net                                 (494,177)    (115,799)   (3,630,264)    428,180,751     396,960,493
   Contract maintenance charges                           (13,142)     (10,850)     (475,314)    (89,330,369)    (56,144,717)
   Adjustments to net assets allocated to contracts
     in payout period                                       3,665        6,016           553              50             945
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from contract
  transactions                                         (2,551,411)    (964,864)   (3,479,504)  1,648,488,162   1,437,162,905
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets                      (2,425,918)    (945,131)   (3,540,566)  1,064,851,456   1,062,424,462
Net assets at beginning of period                      26,670,331    6,948,652    90,761,106   7,575,040,025   4,390,062,545
                                                      -----------   ----------  ------------  --------------  --------------
Net assets at end of period                           $24,244,413   $6,003,521  $ 87,220,540  $8,639,891,481  $5,452,487,007
                                                      ===========   ==========  ============  ==============  ==============
Beginning units                                         1,177,216      314,435     4,559,563     606,848,166     353,964,056
Units issued                                               45,821        8,173     1,008,237     181,721,591     149,085,861
Units redeemed                                           (158,496)     (51,923)   (1,151,750)    (48,367,881)    (31,674,805)
                                                      -----------   ----------  ------------  --------------  --------------
Ending units                                            1,064,541      270,685     4,416,050     740,201,876     471,375,112
                                                      ===========   ==========  ============  ==============  ==============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST         SAST          SAST
                                                               Emerging     Emerging      Emerging     SAST Equity   SAST Equity
                                                                Markets      Markets       Markets    Opportunities Opportunities
                                                               Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                                Class 1      Class 2       Class 3       Class 1       Class 2
                                                              -----------  -----------  ------------  ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   397,037  $    64,803  $  1,894,746   $   199,731   $   24,573
   Mortality and expense risk and administrative charges         (289,624)     (58,240)   (1,724,278)     (393,181)     (66,519)
                                                              -----------  -----------  ------------   -----------   ----------
   Net investment income (loss)                                   107,413        6,563       170,468      (193,450)     (41,946)
   Net realized gain (loss)                                       (96,272)     (65,714)   (2,587,423)    1,688,706      600,560
   Capital gain distribution from mutual funds                         --           --            --       819,000      130,280
   Change in unrealized appreciation (depreciation) of
     investments                                                1,577,546      388,078    11,895,255       124,575     (303,023)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from operations               1,588,687      328,927     9,478,300     2,438,831      385,871
                                                              -----------  -----------  ------------   -----------   ----------
From contract transactions:
   Payments received from contract owners                          71,514       16,593     2,331,160        93,706        5,316
   Payments for contract benefits or terminations              (1,803,439)    (456,393)  (10,436,912)   (3,089,201)    (562,763)
   Transfers between sub-accounts (including fixed
     account), net                                                (48,757)    (256,438)   (3,390,066)     (493,986)    (427,890)
   Contract maintenance charges                                   (13,188)      (8,485)     (872,327)      (14,921)      (9,202)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,452)          22           725         1,784           50
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from contract transactions   (1,795,322)    (704,701)  (12,367,420)   (3,502,618)    (994,489)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets                                (206,635)    (375,774)   (2,889,120)   (1,063,787)    (608,618)
Net assets at beginning of period                              19,255,249    3,802,798   115,010,939    26,677,332    4,563,032
                                                              -----------  -----------  ------------   -----------   ----------
Net assets at end of period                                   $19,048,614  $ 3,427,024  $112,121,819   $25,613,545   $3,954,414
                                                              ===========  ===========  ============   ===========   ==========
Beginning units                                                 1,304,541      265,542    10,266,018       884,704      155,376
Units issued                                                      103,726       10,636     1,168,397        18,571        3,789
Units redeemed                                                   (224,613)     (56,234)   (2,118,345)     (131,235)     (36,517)
                                                              -----------  -----------  ------------   -----------   ----------
Ending units                                                    1,183,654      219,944     9,316,070       772,040      122,648
                                                              ===========  ===========  ============   ===========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $   395,458  $    71,907  $  1,957,747   $   161,149   $   19,612
   Mortality and expense risk and administrative charges         (360,533)     (72,921)   (1,990,550)     (436,551)     (75,781)
                                                              -----------  -----------  ------------   -----------   ----------
   Net investment income (loss)                                    34,925       (1,014)      (32,803)     (275,402)     (56,169)
   Net realized gain (loss)                                       404,396       15,191       305,720     1,970,509      413,797
   Capital gain distribution from mutual funds                         --           --            --     1,202,760      205,310
   Change in unrealized appreciation (depreciation) of
     investments                                               (4,042,650)    (721,859)  (20,011,688)   (2,479,442)    (504,100)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from operations              (3,603,329)    (707,682)  (19,738,771)      418,425       58,838
                                                              -----------  -----------  ------------   -----------   ----------
From contract transactions:
   Payments received from contract owners                          73,293       13,810     3,669,712       307,649       16,386
   Payments for contract benefits or terminations              (2,194,941)    (384,598)  (12,973,053)   (3,640,547)    (465,473)
   Transfers between sub-accounts (including fixed
     account), net                                               (781,111)    (166,488)    9,757,136      (623,258)    (205,842)
   Contract maintenance charges                                   (17,542)      (9,786)     (907,895)      (15,854)      (8,961)
   Adjustments to net assets allocated to contracts in
     payout period                                                  2,092          377           113         3,725           98
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from contract transactions   (2,918,209)    (546,685)     (453,987)   (3,968,285)    (663,792)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets                              (6,521,538)  (1,254,367)  (20,192,758)   (3,549,860)    (604,954)
Net assets at beginning of period                              25,776,787    5,057,165   135,203,697    30,227,192    5,167,986
                                                              -----------  -----------  ------------   -----------   ----------
Net assets at end of period                                   $19,255,249  $ 3,802,798  $115,010,939   $26,677,332   $4,563,032
                                                              ===========  ===========  ============   ===========   ==========
Beginning units                                                 1,474,476      297,399     9,927,054     1,016,868      178,293
Units issued                                                       94,003       20,872     1,947,767        29,195        2,732
Units redeemed                                                   (263,938)     (52,729)   (1,608,803)     (161,359)     (25,649)
                                                              -----------  -----------  ------------   -----------   ----------
Ending units                                                    1,304,541      265,542    10,266,018       884,704      155,376
                                                              ===========  ===========  ============   ===========   ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                          SAST         SAST
                                                               SAST Equity  SAST Foreign SAST Foreign  Fundamental  Fundamental
                                                              Opportunities    Value        Value        Growth       Growth
                                                                Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                                 Class 3      Class 2      Class 3       Class 1      Class 2
                                                              ------------- ------------ ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   272,834  $   234,605  $  6,769,480  $        --  $       --
   Mortality and expense risk and administrative charges          (749,314)    (210,645)   (6,018,717)    (546,692)    (34,915)
                                                               -----------  -----------  ------------  -----------  ----------
   Net investment income (loss)                                   (476,480)      23,960       750,763     (546,692)    (34,915)
   Net realized gain (loss)                                      2,865,663       99,325     2,539,477      443,466     107,707
   Capital gain distribution from mutual funds                   1,608,392      258,050     7,798,602    3,110,289     194,548
   Change in unrealized appreciation (depreciation) of
     investments                                                   627,250     (502,210)  (12,719,964)  (3,244,685)   (287,165)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from operations                4,624,825     (120,875)   (1,631,122)    (237,622)    (19,825)
                                                               -----------  -----------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                        5,257,520       36,539     4,998,521      126,419       2,522
   Payments for contract benefits or terminations               (4,710,464)  (1,932,037)  (32,672,160)  (3,666,395)   (127,721)
   Transfers between sub-accounts (including fixed
     account), net                                               1,583,487     (181,845)   13,260,650   (1,010,002)   (127,609)
   Contract maintenance charges                                   (240,475)     (41,983)   (3,247,444)     (28,596)     (3,085)
   Adjustments to net assets allocated to contracts in
     payout period                                                    (211)         (67)          317        1,770          --
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions     1,889,857   (2,119,393)  (17,660,116)  (4,576,804)   (255,893)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets                                6,514,682   (2,240,268)  (19,291,238)  (4,814,426)   (275,718)
Net assets at beginning of period                               47,259,715   15,361,549   414,556,491   38,923,276   2,351,698
                                                               -----------  -----------  ------------  -----------  ----------
Net assets at end of period                                    $53,774,397  $13,121,281  $395,265,253  $34,108,850  $2,075,980
                                                               ===========  ===========  ============  ===========  ==========
Beginning units                                                  2,277,826      850,802    32,156,715    1,415,118      88,179
Units issued                                                       609,218       33,187     3,464,400       13,641       1,379
Units redeemed                                                    (408,392)    (154,871)   (4,604,736)    (182,206)    (11,083)
                                                               -----------  -----------  ------------  -----------  ----------
Ending units                                                     2,478,652      729,118    31,016,379    1,246,553      78,475
                                                               ===========  ===========  ============  ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $   178,182  $   332,745  $  8,498,912  $        --  $       --
   Mortality and expense risk and administrative charges          (754,789)    (276,729)   (7,081,293)    (641,910)    (40,841)
                                                               -----------  -----------  ------------  -----------  ----------
   Net investment income (loss)                                   (576,607)      56,016     1,417,619     (641,910)    (40,841)
   Net realized gain (loss)                                      3,721,184      657,006    13,854,732    1,650,829     194,174
   Capital gain distribution from mutual funds                   2,110,903           --            --    7,055,335     430,872
   Change in unrealized appreciation (depreciation) of
     investments                                                (4,775,888)  (1,588,823)  (39,691,593)  (8,021,073)   (587,049)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from operations                  479,592     (875,801)  (24,419,242)      43,181      (2,844)
                                                               -----------  -----------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                        3,275,646       48,999     8,275,028      241,881       4,596
   Payments for contract benefits or terminations               (5,071,415)  (2,939,657)  (44,324,748)  (4,897,711)   (301,587)
   Transfers between sub-accounts (including fixed
     account), net                                                (524,905)    (242,804)    4,880,957   (1,071,625)    (80,467)
   Contract maintenance charges                                   (233,058)     (48,684)   (3,360,808)     (31,038)     (3,329)
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,064        1,503        (1,438)        (574)         (3)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions    (2,552,668)  (3,180,643)  (34,531,009)  (5,759,067)   (380,790)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets                               (2,073,076)  (4,056,444)  (58,950,251)  (5,715,886)   (383,634)
Net assets at beginning of period                               49,332,791   19,417,993   473,506,742   44,639,162   2,735,332
                                                               -----------  -----------  ------------  -----------  ----------
Net assets at end of period                                    $47,259,715  $15,361,549  $414,556,491  $38,923,276  $2,351,698
                                                               ===========  ===========  ============  ===========  ==========
Beginning units                                                  2,312,895    1,008,127    33,869,805    1,622,691     102,334
Units issued                                                       444,449       35,597     3,745,392       17,866         430
Units redeemed                                                    (479,518)    (192,922)   (5,458,482)    (225,439)    (14,585)
                                                               -----------  -----------  ------------  -----------  ----------
Ending units                                                     2,277,826      850,802    32,156,715    1,415,118      88,179
                                                               ===========  ===========  ============  ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             SAST
                                                          Fundamental                                               SAST Global
                                                            Growth      SAST Global    SAST Global    SAST Global    Equities
                                                           Portfolio   Bond Portfolio Bond Portfolio Bond Portfolio  Portfolio
                                                            Class 3       Class 1        Class 2        Class 3       Class 1
                                                         ------------  -------------- -------------- -------------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --   $    69,455    $     6,827    $    155,440  $   542,236
   Mortality and expense risk and administrative
     charges                                                 (923,756)     (368,475)       (85,783)     (3,270,444)    (585,214)
                                                         ------------   -----------    -----------    ------------  -----------
   Net investment income (loss)                              (923,756)     (299,020)       (78,956)     (3,115,004)     (42,978)
   Net realized gain (loss)                                 2,457,241      (414,141)       (90,456)     (3,813,755)   1,628,795
   Capital gain distribution from mutual funds              5,232,420            --             --              --           --
   Change in unrealized appreciation (depreciation) of
     investments                                           (7,338,150)      847,410        192,894       4,421,471     (174,178)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from operations            (572,245)      134,249         23,482      (2,507,288)   1,411,639
                                                         ------------   -----------    -----------    ------------  -----------
From contract transactions:
   Payments received from contract owners                     768,982       113,257         15,605      11,003,104      193,685
   Payments for contract benefits or terminations          (5,855,693)   (2,820,700)      (715,828)    (17,515,283)  (3,938,541)
   Transfers between sub-accounts (including fixed
     account), net                                          2,247,746    (1,248,488)        86,666      45,302,179   (1,245,967)
   Contract maintenance charges                              (445,503)      (10,934)       (11,271)     (2,020,882)     (18,989)
   Adjustments to net assets allocated to contracts in
     payout period                                              4,579         4,715            241             283         (170)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,279,889)   (3,962,150)      (624,587)     36,769,401   (5,009,982)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets                          (3,852,134)   (3,827,901)      (601,105)     34,262,113   (3,598,343)
Net assets at beginning of period                          61,636,248    24,924,012      5,495,172     192,172,533   41,529,894
                                                         ------------   -----------    -----------    ------------  -----------
Net assets at end of period                              $ 57,784,114   $21,096,111    $ 4,894,067    $226,434,646  $37,931,551
                                                         ============   ===========    ===========    ============  ===========
Beginning units                                             2,639,948     1,154,392        261,329      13,485,814    1,560,225
Units issued                                                  260,313        43,658         21,379       6,454,698       19,603
Units redeemed                                               (373,844)     (219,182)       (48,830)     (3,351,489)    (211,297)
                                                         ------------   -----------    -----------    ------------  -----------
Ending units                                                2,526,417       978,868        233,878      16,589,023    1,368,531
                                                         ============   ===========    ===========    ============  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $         --   $        --    $        --    $         --  $   639,575
   Mortality and expense risk and administrative
     charges                                               (1,082,225)     (416,774)       (98,751)     (3,095,851)    (707,087)
                                                         ------------   -----------    -----------    ------------  -----------
   Net investment income (loss)                            (1,082,225)     (416,774)       (98,751)     (3,095,851)     (67,512)
   Net realized gain (loss)                                 5,573,407      (711,468)      (277,472)     (6,756,851)   2,312,141
   Capital gain distribution from mutual funds             11,759,646       116,808         26,584         870,822      101,107
   Change in unrealized appreciation (depreciation) of
     investments                                          (16,292,542)     (251,752)        37,496        (556,690)  (3,424,569)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from operations             (41,714)   (1,263,186)      (312,143)     (9,538,570)  (1,078,833)
                                                         ------------   -----------    -----------    ------------  -----------
From contract transactions:
   Payments received from contract owners                     833,799       143,901         22,242      10,205,826      230,166
   Payments for contract benefits or terminations          (7,643,195)   (3,159,313)    (1,298,861)    (20,338,919)  (5,583,084)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,916,139)   (1,136,876)      (220,573)        878,584     (812,597)
   Contract maintenance charges                              (479,604)      (11,444)       (11,335)     (1,643,471)     (21,716)
   Adjustments to net assets allocated to contracts in
     payout period                                             (3,591)        2,993            153             249          404
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (10,208,730)   (4,160,739)    (1,508,374)    (10,897,731)  (6,186,827)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets                         (10,250,444)   (5,423,925)    (1,820,517)    (20,436,301)  (7,265,660)
Net assets at beginning of period                          71,886,692    30,347,937      7,315,689     212,608,834   48,795,554
                                                         ------------   -----------    -----------    ------------  -----------
Net assets at end of period                              $ 61,636,248   $24,924,012    $ 5,495,172    $192,172,533  $41,529,894
                                                         ============   ===========    ===========    ============  ===========
Beginning units                                             3,052,407     1,344,763        332,059      13,896,825    1,782,689
Units issued                                                  178,767        63,008         16,653       2,742,948       31,782
Units redeemed                                               (591,226)     (253,379)       (87,383)     (3,153,959)    (254,246)
                                                         ------------   -----------    -----------    ------------  -----------
Ending units                                                2,639,948     1,154,392        261,329      13,485,814    1,560,225
                                                         ============   ===========    ===========    ============  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              SAST Global SAST Global   SAST Growth   SAST Growth   SAST Growth
                                                               Equities    Equities    Opportunities Opportunities Opportunities
                                                               Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                                Class 2     Class 3       Class 1       Class 2       Class 3
                                                              ----------- -----------  ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   46,102  $   332,895   $        --   $       --   $         --
   Mortality and expense risk and administrative charges         (58,430)    (446,523)     (107,032)     (41,747)    (2,065,390)
                                                              ----------  -----------   -----------   ----------   ------------
   Net investment income (loss)                                  (12,328)    (113,628)     (107,032)     (41,747)    (2,065,390)
   Net realized gain (loss)                                      185,020    1,674,472       208,361       47,325      1,988,339
   Capital gain distribution from mutual funds                        --           --       574,975      222,796     11,892,331
   Change in unrealized appreciation (depreciation) of
     investments                                                 (42,156)    (601,834)     (582,674)    (187,354)    (9,245,369)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from operations                130,536      959,010        93,630       41,020      2,569,911
                                                              ----------  -----------   -----------   ----------   ------------
From contract transactions:
   Payments received from contract owners                          3,489      759,362        30,450        6,376        672,884
   Payments for contract benefits or terminations               (600,266)  (3,015,253)     (704,852)    (364,550)   (11,648,114)
   Transfers between sub-accounts (including fixed
     account), net                                              (111,352)    (789,446)     (574,450)     (24,481)     1,375,706
   Contract maintenance charges                                   (7,423)    (188,148)       (5,167)      (4,488)    (1,267,191)
   Adjustments to net assets allocated to contracts in
     payout period                                                    93          185           385         (327)          (799)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from contract transactions    (715,459)  (3,233,300)   (1,253,634)    (387,470)   (10,867,514)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets                               (584,923)  (2,274,290)   (1,160,004)    (346,450)    (8,297,603)
Net assets at beginning of period                              4,181,865   31,044,338     7,991,488    3,013,929    143,143,825
                                                              ----------  -----------   -----------   ----------   ------------
Net assets at end of period                                   $3,596,942  $28,770,048   $ 6,831,484   $2,667,479   $134,846,222
                                                              ==========  ===========   ===========   ==========   ============
Beginning units                                                  159,931    1,934,461       866,277      335,794     11,845,744
Units issued                                                       2,064      226,626        24,635        7,853        852,639
Units redeemed                                                   (29,658)    (392,577)     (167,769)     (53,444)    (1,872,103)
                                                              ----------  -----------   -----------   ----------   ------------
Ending units                                                     132,337    1,768,510       723,143      290,203     10,826,280
                                                              ==========  ===========   ===========   ==========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $   55,934  $   390,968   $        --   $       --   $         --
   Mortality and expense risk and administrative charges         (70,392)    (520,215)     (139,369)     (53,361)    (2,436,924)
                                                              ----------  -----------   -----------   ----------   ------------
   Net investment income (loss)                                  (14,458)    (129,247)     (139,369)     (53,361)    (2,436,924)
   Net realized gain (loss)                                      226,233    1,965,441       700,028      171,892     10,302,743
   Capital gain distribution from mutual funds                    10,015       75,169     1,054,809      402,585     19,737,461
   Change in unrealized appreciation (depreciation) of
     investments                                                (330,958)  (2,833,042)   (1,788,912)    (568,987)   (29,122,981)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from operations               (109,168)    (921,679)     (173,444)     (47,871)    (1,519,701)
                                                              ----------  -----------   -----------   ----------   ------------
From contract transactions:
   Payments received from contract owners                         23,413    1,668,060        85,243       17,558      1,518,903
   Payments for contract benefits or terminations               (377,868)  (3,157,275)   (1,445,119)    (361,913)   (15,258,946)
   Transfers between sub-accounts (including fixed
     account), net                                              (231,806)    (228,382)      567,611      (33,178)    (3,802,639)
   Contract maintenance charges                                   (8,200)    (201,845)       (5,767)      (4,712)    (1,312,780)
   Adjustments to net assets allocated to contracts in
     payout period                                                   236          272           493         (154)           596
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from contract transactions    (594,225)  (1,919,170)     (797,539)    (382,399)   (18,854,866)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets                               (703,393)  (2,840,849)     (970,983)    (430,270)   (20,374,567)
Net assets at beginning of period                              4,885,258   33,885,187     8,962,471    3,444,199    163,518,392
                                                              ----------  -----------   -----------   ----------   ------------
Net assets at end of period                                   $4,181,865  $31,044,338   $ 7,991,488   $3,013,929   $143,143,825
                                                              ==========  ===========   ===========   ==========   ============
Beginning units                                                  181,447    1,979,213       950,542      374,713     13,426,390
Units issued                                                       5,448      309,982       163,255       16,866      1,345,190
Units redeemed                                                   (26,964)    (354,734)     (247,520)     (55,785)    (2,925,836)
                                                              ----------  -----------   -----------   ----------   ------------
Ending units                                                     159,931    1,934,461       866,277      335,794     11,845,744
                                                              ==========  ===========   ===========   ==========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             SAST         SAST          SAST
                                                            Growth-      Growth-       Growth-     SAST High-   SAST High-
                                                            Income       Income        Income      Yield Bond   Yield Bond
                                                           Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                            Class 1      Class 2       Class 3      Class 1      Class 2
                                                         ------------  -----------  ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  2,263,362  $   151,896  $  2,132,375  $ 2,695,808  $   549,155
   Mortality and expense risk and administrative
     charges                                               (1,794,262)    (137,064)   (1,902,978)    (634,177)    (134,697)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                               469,100       14,832       229,397    2,061,631      414,458
   Net realized gain (loss)                                 5,722,502      540,476     6,870,453     (704,560)     192,372
   Capital gain distribution from mutual funds              3,915,428      286,637     4,220,760           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                            5,185,070      259,084     4,760,153    5,056,486      679,374
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations          15,292,100    1,101,029    16,080,763    6,413,557    1,286,204
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     418,036        9,433    10,041,915      289,374       17,767
   Payments for contract benefits or terminations         (12,748,305)    (822,111)  (10,281,423)  (6,233,150)    (880,927)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,473,870)    (421,135)   (3,032,192)   1,471,064   (1,328,000)
   Contract maintenance charges                               (58,723)     (13,108)     (957,844)     (19,012)     (18,827)
   Adjustments to net assets allocated to contracts in
     payout period                                             13,405       (2,017)          370       (8,611)        (226)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (14,849,457)  (1,248,938)   (4,229,174)  (4,500,335)  (2,210,213)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                             442,643     (147,909)   11,851,589    1,913,222     (924,009)
Net assets at beginning of period                         120,413,846    8,925,661   121,964,310   39,987,023    8,631,972
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $120,856,489  $ 8,777,752  $133,815,899  $41,900,245  $ 7,707,963
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             2,684,512      203,079     6,771,445    1,530,919      340,698
Units issued                                                   43,618        2,250     1,196,741      439,313        5,271
Units redeemed                                               (354,866)     (29,572)   (1,306,422)    (592,778)     (84,491)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                2,373,264      175,757     6,661,764    1,377,454      261,478
                                                         ============  ===========  ============  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  2,250,939  $   149,916  $  1,974,684  $ 2,300,372  $   483,388
   Mortality and expense risk and administrative
     charges                                               (2,010,370)    (149,301)   (1,955,762)    (731,470)    (157,246)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                               240,569          615        18,922    1,568,902      326,142
   Net realized gain (loss)                                 7,516,108      417,393     5,730,732     (250,012)     205,727
   Capital gain distribution from mutual funds              4,817,283      353,006     4,835,015           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                          (17,496,190)  (1,140,875)  (15,701,303)  (3,689,667)  (1,061,314)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations          (4,922,230)    (369,861)   (5,116,634)  (2,370,777)    (529,445)
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     984,370       25,936     6,916,039      198,615       25,578
   Payments for contract benefits or terminations         (16,562,135)    (780,807)  (10,558,408)  (5,834,182)  (1,199,093)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,859,852)     264,009     4,805,653   (1,808,940)    (433,244)
   Contract maintenance charges                               (62,150)     (13,486)     (919,901)     (20,791)     (18,387)
   Adjustments to net assets allocated to contracts in
     payout period                                             31,056        3,521        (1,136)      (3,391)         592
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (18,468,711)    (500,827)      242,247   (7,468,689)  (1,624,554)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                         (23,390,941)    (870,688)   (4,874,387)  (9,839,466)  (2,153,999)
Net assets at beginning of period                         143,804,787    9,796,349   126,838,697   49,826,489   10,785,971
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $120,413,846  $ 8,925,661  $121,964,310  $39,987,023  $ 8,631,972
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             3,090,161      214,369     6,612,547    1,797,984      400,553
Units issued                                                   51,317       12,151     1,137,285      477,276        8,916
Units redeemed                                               (456,966)     (23,441)     (978,387)    (744,341)     (68,771)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                2,684,512      203,079     6,771,445    1,530,919      340,698
                                                         ============  ===========  ============  ===========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           SAST          SAST          SAST          SAST
                                                                       International International International International
                                                          SAST High-    Diversified   Diversified   Diversified   Growth and
                                                          Yield Bond     Equities      Equities      Equities       Income
                                                          Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                           Class 3        Class 1       Class 2       Class 3       Class 1
                                                         ------------  ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  7,770,875   $   363,454   $   112,085  $  1,158,796   $   520,769
   Mortality and expense risk and administrative
     charges                                               (1,826,200)     (436,424)     (166,744)   (1,833,294)     (427,842)
                                                         ------------   -----------   -----------  ------------   -----------
   Net investment income (loss)                             5,944,675       (72,970)      (54,659)     (674,498)       92,927
   Net realized gain (loss)                                (2,492,050)     (526,304)      231,822       (95,977)   (1,159,206)
   Change in unrealized appreciation (depreciation) of
     investments                                           14,459,063      (492,283)     (607,800)   (3,976,309)      956,890
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from operations          17,911,688    (1,091,557)     (430,637)   (4,746,784)     (109,389)
                                                         ------------   -----------   -----------  ------------   -----------
From contract transactions:
   Payments received from contract owners                   4,715,624        86,745        17,678     4,347,775       122,591
   Payments for contract benefits or terminations         (12,888,209)   (2,793,249)   (1,575,969)  (13,434,689)   (2,962,517)
   Transfers between sub-accounts (including fixed
     account), net                                          7,769,645      (815,794)     (146,812)    5,406,923      (472,387)
   Contract maintenance charges                              (684,761)      (15,852)      (31,629)     (687,614)      (17,367)
   Adjustments to net assets allocated to contracts in
     payout period                                               (878)        2,754            68         4,970        (1,497)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                             (1,088,579)   (3,535,396)   (1,736,664)   (4,362,635)   (3,331,177)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets                          16,823,109    (4,626,953)   (2,167,301)   (9,109,419)   (3,440,566)
Net assets at beginning of period                         107,056,210    31,857,235    12,117,412   125,577,521    30,686,610
                                                         ------------   -----------   -----------  ------------   -----------
Net assets at end of period                              $123,879,319   $27,230,282   $ 9,950,111  $116,468,102   $27,246,044
                                                         ============   ===========   ===========  ============   ===========
Beginning units                                             6,475,263     2,312,299       902,973    10,118,896     2,077,122
Units issued                                                3,189,710       249,061        36,495     1,509,112        91,419
Units redeemed                                             (2,974,948)     (514,682)     (169,903)   (1,764,039)     (323,436)
                                                         ------------   -----------   -----------  ------------   -----------
Ending units                                                6,690,025     2,046,678       769,565     9,863,969     1,845,105
                                                         ============   ===========   ===========  ============   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  6,107,125   $   693,993   $   247,541  $  2,382,555   $   870,025
   Mortality and expense risk and administrative
     charges                                               (1,950,687)     (537,202)     (212,931)   (2,170,120)     (536,874)
                                                         ------------   -----------   -----------  ------------   -----------
   Net investment income (loss)                             4,156,438       156,791        34,610       212,435       333,151
   Net realized gain (loss)                                (1,134,366)       55,469       531,414     2,479,789      (672,350)
   Change in unrealized appreciation (depreciation) of
     investments                                           (9,716,031)     (581,658)     (653,035)   (4,048,951)     (466,951)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from operations          (6,693,959)     (369,398)      (87,011)   (1,356,727)     (806,150)
                                                         ------------   -----------   -----------  ------------   -----------
From contract transactions:
   Payments received from contract owners                   4,974,670       239,377        12,792     3,626,145       136,932
   Payments for contract benefits or terminations         (15,347,071)   (4,611,538)   (2,206,735)  (17,906,446)   (4,640,486)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,239,103)    1,739,213       249,555     2,678,003      (266,332)
   Contract maintenance charges                              (701,092)      (17,769)      (36,252)     (746,780)      (19,518)
   Adjustments to net assets allocated to contracts in
     payout period                                                560         2,443           220        (4,567)          202
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (14,312,036)   (2,648,274)   (1,980,420)  (12,353,645)   (4,789,202)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets                         (21,005,995)   (3,017,672)   (2,067,431)  (13,710,372)   (5,595,352)
Net assets at beginning of period                         128,062,205    34,874,907    14,184,843   139,287,893    36,281,962
                                                         ------------   -----------   -----------  ------------   -----------
Net assets at end of period                              $107,056,210   $31,857,235   $12,117,412  $125,577,521   $30,686,610
                                                         ============   ===========   ===========  ============   ===========
Beginning units                                             6,996,957     2,499,779     1,041,448    10,912,622     2,380,357
Units issued                                                3,837,499       353,681        57,486     1,345,671        58,941
Units redeemed                                             (4,359,193)     (541,161)     (195,961)   (2,139,397)     (362,176)
                                                         ------------   -----------   -----------  ------------   -----------
Ending units                                                6,475,263     2,312,299       902,973    10,118,896     2,077,122
                                                         ============   ===========   ===========  ============   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                        SAST SA       SAST SA       SAST SA
                                                             SAST          SAST           MFS           MFS           MFS
                                                         International International Massachusetts Massachusetts Massachusetts
                                                          Growth and    Growth and     Investors     Investors     Investors
                                                            Income        Income         Trust         Trust         Trust
                                                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                            Class 2       Class 3       Class 1       Class 2       Class 3
                                                         ------------- ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $    85,059  $  1,880,030   $   403,382   $    53,005  $  1,562,229
   Mortality and expense risk and administrative
     charges                                                  (79,396)   (1,875,226)     (693,204)     (126,598)   (3,770,326)
                                                          -----------  ------------   -----------   -----------  ------------
   Net investment income (loss)                                 5,663         4,804      (289,822)      (73,593)   (2,208,097)
   Net realized gain (loss)                                   (52,326)      303,404     2,533,600     1,004,550    11,375,126
   Capital gain distribution from mutual funds                     --            --     3,919,174       656,308    21,510,027
   Change in unrealized appreciation (depreciation) of
     investments                                               20,317      (933,180)   (3,135,466)   (1,075,428)  (14,709,618)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from operations             (26,346)     (624,972)    3,027,486       511,837    15,967,438
                                                          -----------  ------------   -----------   -----------  ------------
From contract transactions:
   Payments received from contract owners                      17,745       658,843       386,406         6,147     8,232,929
   Payments for contract benefits or terminations            (674,117)  (14,015,746)   (4,743,102)   (1,196,627)  (20,910,274)
   Transfers between sub-accounts (including fixed
     account), net                                            121,331     3,900,676      (923,949)     (316,298)   (1,789,602)
   Contract maintenance charges                                (9,628)     (865,860)      (25,873)      (18,124)   (2,162,678)
   Adjustments to net assets allocated to contracts in
     payout period                                                 89         3,146         6,774            76          (590)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                               (544,580)  (10,318,941)   (5,299,744)   (1,524,826)  (16,630,215)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets                            (570,926)  (10,943,913)   (2,272,258)   (1,012,989)     (662,777)
Net assets at beginning of period                           5,482,966   126,607,772    47,895,981     9,141,033   252,203,843
                                                          -----------  ------------   -----------   -----------  ------------
Net assets at end of period                               $ 4,912,040  $115,663,859   $45,623,723   $ 8,128,044  $251,541,066
                                                          ===========  ============   ===========   ===========  ============
Beginning units                                               378,945     9,819,168     1,305,231       254,376    11,937,528
Units issued                                                   22,418       878,842        27,710        26,133     1,009,233
Units redeemed                                                (61,184)   (1,671,803)     (170,290)      (68,683)   (1,610,533)
                                                          -----------  ------------   -----------   -----------  ------------
Ending units                                                  340,179     9,026,207     1,162,651       211,826    11,336,228
                                                          ===========  ============   ===========   ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $   145,845  $  3,173,040   $   428,258   $    66,545  $  1,608,270
   Mortality and expense risk and administrative
     charges                                                  (99,486)   (2,250,832)     (792,019)     (158,783)   (4,180,771)
                                                          -----------  ------------   -----------   -----------  ------------
   Net investment income (loss)                                46,359       922,208      (363,761)      (92,238)   (2,572,501)
   Net realized gain (loss)                                    57,691     3,543,201     3,375,951       968,118    15,667,297
   Capital gain distribution from mutual funds                     --            --     2,416,738       469,490    12,830,622
   Change in unrealized appreciation (depreciation) of
     investments                                             (252,253)   (8,002,738)   (6,050,246)   (1,469,070)  (30,080,118)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from operations            (148,203)   (3,537,329)     (621,318)     (123,700)   (4,154,700)
                                                          -----------  ------------   -----------   -----------  ------------
From contract transactions:
   Payments received from contract owners                      12,819     1,827,160       328,823        24,388     7,669,617
   Payments for contract benefits or terminations            (947,650)  (16,947,514)   (5,984,625)   (1,548,042)  (24,390,860)
   Transfers between sub-accounts (including fixed
     account), net                                            (20,721)   (1,185,997)     (820,587)     (282,606)   (3,231,274)
   Contract maintenance charges                               (10,751)     (966,392)      (26,705)      (19,477)   (2,166,393)
   Adjustments to net assets allocated to contracts in
     payout period                                              1,257        (2,125)          284           889           811
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                               (965,046)  (17,274,868)   (6,502,810)   (1,824,848)  (22,118,099)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets                          (1,113,249)  (20,812,197)   (7,124,128)   (1,948,548)  (26,272,799)
Net assets at beginning of period                           6,596,215   147,419,969    55,020,109    11,089,581   278,476,642
                                                          -----------  ------------   -----------   -----------  ------------
Net assets at end of period                               $ 5,482,966  $126,607,772   $47,895,981   $ 9,141,033  $252,203,843
                                                          ===========  ============   ===========   ===========  ============
Beginning units                                               440,742    10,895,587     1,479,989       304,049    12,669,126
Units issued                                                   10,429       908,467        33,553         5,492     1,100,776
Units redeemed                                                (72,226)   (1,984,886)     (208,311)      (55,165)   (1,832,374)
                                                          -----------  ------------   -----------   -----------  ------------
Ending units                                                  378,945     9,819,168     1,305,231       254,376    11,937,528
                                                          ===========  ============   ===========   ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                            SAST SA      SAST SA       SAST SA
                                                           MFS Total    MFS Total     MFS Total    SAST Mid-    SAST Mid-
                                                          Return Bond  Return Bond   Return Bond   Cap Growth   Cap Growth
                                                           Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                            Class 1      Class 2       Class 3      Class 1      Class 2
                                                         ------------  -----------  ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  2,548,902  $   650,225  $  3,333,986  $        --  $        --
   Mortality and expense risk and administrative
     charges                                               (1,707,218)    (492,979)   (2,564,869)    (463,919)    (199,446)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                               841,684      157,246       769,117     (463,919)    (199,446)
   Net realized gain (loss)                                 3,893,658    1,318,936     6,272,452    2,059,035    1,086,453
   Capital gain distribution from mutual funds              6,428,687    1,773,224     9,512,885    3,634,473    1,542,025
   Change in unrealized appreciation (depreciation) of
     investments                                           (3,195,898)  (1,061,840)   (5,498,150)  (5,799,882)  (2,676,809)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations           7,968,131    2,187,566    11,056,304     (570,293)    (247,777)
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     989,589       84,776     5,913,722      140,946        7,540
   Payments for contract benefits or terminations         (13,778,410)  (4,264,946)  (19,835,813)  (3,131,382)  (1,766,664)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,003,940)    (768,518)    6,387,537   (1,530,196)    (250,855)
   Contract maintenance charges                               (49,350)     (54,047)     (703,029)     (17,559)     (27,580)
   Adjustments to net assets allocated to contracts in
     payout period                                              7,436          805           552        1,022           91
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (13,834,675)  (5,001,930)   (8,237,031)  (4,537,169)  (2,037,468)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                          (5,866,544)  (2,814,364)    2,819,273   (5,107,462)  (2,285,245)
Net assets at beginning of period                         114,450,996   32,707,582   165,023,988   33,856,155   14,230,012
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $108,584,452  $29,893,218  $167,843,261  $28,748,693  $11,944,767
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             3,050,425      889,296     6,615,573    1,702,554      731,734
Units issued                                                   94,756       17,753     1,371,230       46,828       16,456
Units redeemed                                               (451,696)    (148,415)   (1,304,220)    (284,371)    (124,624)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                2,693,485      758,634     6,682,583    1,465,011      623,566
                                                         ============  ===========  ============  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  2,985,727  $   783,354  $  3,774,679  $        --  $        --
   Mortality and expense risk and administrative
     charges                                               (1,935,118)    (563,025)   (2,837,933)    (569,529)    (246,519)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                             1,050,609      220,329       936,746     (569,529)    (246,519)
   Net realized gain (loss)                                 4,888,886    1,490,410     8,760,678    3,162,821    1,515,073
   Capital gain distribution from mutual funds                     --           --            --    2,688,787    1,153,269
   Change in unrealized appreciation (depreciation) of
     investments                                           (8,277,565)  (2,418,140)  (13,527,912)  (4,636,766)  (2,138,251)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations          (2,338,070)    (707,401)   (3,830,488)     645,313      283,572
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                   1,017,966       74,767     5,089,973      256,152       42,833
   Payments for contract benefits or terminations         (16,713,231)  (4,727,526)  (27,915,860)  (4,499,403)  (1,985,188)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,430,035)    (873,608)    1,990,803      (82,626)    (394,497)
   Contract maintenance charges                               (52,612)     (57,553)     (730,512)     (19,631)     (30,676)
   Adjustments to net assets allocated to contracts in
     payout period                                              8,239           63         3,356        1,270          686
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (18,169,673)  (5,583,857)  (21,562,240)  (4,344,238)  (2,366,842)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                         (20,507,743)  (6,291,258)  (25,392,728)  (3,698,925)  (2,083,270)
Net assets at beginning of period                         134,958,739   38,998,840   190,416,716   37,555,080   16,313,282
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $114,450,996  $32,707,582  $165,023,988  $33,856,155  $14,230,012
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             3,528,804    1,037,331     7,127,285    1,917,446      848,710
Units issued                                                   74,227       11,085       833,873      142,418       17,929
Units redeemed                                               (552,606)    (159,120)   (1,345,585)    (357,310)    (134,905)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                3,050,425      889,296     6,615,573    1,702,554      731,734
                                                         ============  ===========  ============  ===========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                 SAST SA
                                                                                                                  Janus
                                                          SAST Mid-     SAST Real    SAST Real     SAST Real     Focused
                                                          Cap Growth     Estate       Estate        Estate       Growth
                                                          Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                           Class 3       Class 1      Class 2       Class 3      Class 1
                                                         ------------  -----------  -----------  ------------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --  $   632,031  $   152,370  $  3,731,396  $        --
   Mortality and expense risk and administrative
     charges                                               (1,614,725)    (420,166)    (110,359)   (2,960,105)    (174,294)
                                                         ------------  -----------  -----------  ------------  -----------
   Net investment income (loss)                            (1,614,725)     211,865       42,011       771,291     (174,294)
   Net realized gain (loss)                                 5,627,823    1,704,056      490,203    13,027,261      881,688
   Capital gain distribution from mutual funds             13,149,044    1,345,207      348,503     9,067,829    1,069,238
   Change in unrealized appreciation (depreciation) of
     investments                                          (18,975,341)  (1,413,572)    (423,542)   (9,996,755)  (2,175,508)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from operations          (1,813,199)   1,847,556      457,175    12,869,626     (398,876)
                                                         ------------  -----------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,967,142       24,641        5,502     2,150,968       31,890
   Payments for contract benefits or terminations          (9,256,081)  (3,270,674)    (678,535)  (18,438,342)  (1,191,016)
   Transfers between sub-accounts (including fixed
     account), net                                          4,105,936     (685,041)    (352,897)   (4,154,549)    (832,854)
   Contract maintenance charges                              (646,836)     (13,718)     (12,626)   (1,531,004)      (6,210)
   Adjustments to net assets allocated to contracts in
     payout period                                                (47)       1,952          171         5,480          388
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,829,886)  (3,942,840)  (1,038,385)  (21,967,447)  (1,997,802)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets                          (5,643,085)  (2,095,284)    (581,210)   (9,097,821)  (2,396,678)
Net assets at beginning of period                         109,888,680   28,637,392    7,131,461   198,565,559   12,762,757
                                                         ------------  -----------  -----------  ------------  -----------
Net assets at end of period                              $104,245,595  $26,542,108  $ 6,550,251  $189,467,738  $10,366,079
                                                         ============  ===========  ===========  ============  ===========
Beginning units                                             5,678,575      847,955      217,424    11,096,011      706,390
Units issued                                                  741,520       45,621       13,854     1,266,102       18,647
Units redeemed                                               (944,897)    (158,886)     (44,328)   (2,254,643)    (134,319)
                                                         ------------  -----------  -----------  ------------  -----------
Ending units                                                5,475,198      734,690      186,950    10,107,470      590,718
                                                         ============  ===========  ===========  ============  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $         --  $   529,901  $   119,627  $  3,198,089  $        --
   Mortality and expense risk and administrative
     charges                                               (1,833,426)    (468,264)    (122,207)   (3,378,665)    (221,462)
                                                         ------------  -----------  -----------  ------------  -----------
   Net investment income (loss)                            (1,833,426)      61,637       (2,580)     (180,576)    (221,462)
   Net realized gain (loss)                                11,820,249    1,952,315      633,296    18,376,334    1,375,194
   Capital gain distribution from mutual funds              8,830,460    2,763,345      691,358    19,802,105      618,868
   Change in unrealized appreciation (depreciation) of
     investments                                          (16,888,326)  (4,745,800)  (1,317,361)  (37,667,410)  (1,958,866)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from operations           1,928,957       31,497        4,713       330,453     (186,266)
                                                         ------------  -----------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   4,695,732      107,135       25,707     4,054,985        7,508
   Payments for contract benefits or terminations         (12,280,998)  (3,604,544)  (1,027,902)  (22,108,540)  (1,793,599)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,422,527)    (538,100)    (265,357)   (8,652,466)    (636,087)
   Contract maintenance charges                              (672,017)     (15,076)     (12,411)   (1,606,738)      (7,364)
   Adjustments to net assets allocated to contracts in
     payout period                                               (547)       1,721          110         1,550          383
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (9,680,357)  (4,048,864)  (1,279,853)  (28,311,209)  (2,429,159)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets                          (7,751,400)  (4,017,367)  (1,275,140)  (27,980,756)  (2,615,425)
Net assets at beginning of period                         117,640,080   32,654,759    8,406,601   226,546,315   15,378,182
                                                         ------------  -----------  -----------  ------------  -----------
Net assets at end of period                              $109,888,680  $28,637,392  $ 7,131,461  $198,565,559  $12,762,757
                                                         ============  ===========  ===========  ============  ===========
Beginning units                                             6,145,552      969,654      256,385    12,341,692      841,411
Units issued                                                  939,438       54,854       14,149     1,934,517       41,497
Units redeemed                                             (1,406,415)    (176,553)     (53,110)   (3,180,198)    (176,518)
                                                         ------------  -----------  -----------  ------------  -----------
Ending units                                                5,678,575      847,955      217,424    11,096,011      706,390
                                                         ============  ===========  ===========  ============  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA       SAST SA      SAST SA      SAST SA       SAST SA
                                                            Janus         Janus      JPMorgan     JPMorgan      JPMorgan
                                                           Focused       Focused     MFS Core     MFS Core      MFS Core
                                                           Growth        Growth        Bond         Bond          Bond
                                                          Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                                           Class 2       Class 3      Class 1      Class 2       Class 3
                                                         -----------  ------------  -----------  -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $        --  $         --  $   784,203  $   127,068  $ 11,390,905
   Mortality and expense risk and administrative
     charges                                                (149,928)   (1,451,660)    (631,815)    (118,103)  (10,369,746)
                                                         -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)                             (149,928)   (1,451,660)     152,388        8,965     1,021,159
   Net realized gain (loss)                                  760,700     4,169,032      332,387       13,952      (136,125)
   Capital gain distribution from mutual funds               856,434     9,045,401           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                          (1,819,662)  (15,241,141)     334,027      126,440     9,316,207
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations           (352,456)   (3,478,368)     818,802      149,357    10,201,241
                                                         -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                     16,295     1,847,046      473,034       14,421    26,897,549
   Payments for contract benefits or terminations           (992,117)   (7,451,325)  (4,469,776)  (1,098,055)  (57,632,923)
   Transfers between sub-accounts (including fixed
     account), net                                        (1,090,013)   (1,414,087)    (326,431)      33,468    47,532,550
   Contract maintenance charges                              (20,677)     (738,551)     (19,369)     (18,854)   (6,666,328)
   Adjustments to net assets allocated to contracts in
     payout period                                             1,041            99        3,213            1          (287)
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (2,085,471)   (7,756,818)  (4,339,329)  (1,069,019)   10,130,561
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                         (2,437,927)  (11,235,186)  (3,520,527)    (919,662)   20,331,802
Net assets at beginning of period                         11,070,322   103,870,368   42,464,226    7,888,184   674,332,861
                                                         -----------  ------------  -----------  -----------  ------------
Net assets at end of period                              $ 8,632,395  $ 92,635,182  $38,943,699  $ 6,968,522  $694,664,663
                                                         ===========  ============  ===========  ===========  ============
Beginning units                                              628,610     6,263,049    1,502,339      286,576    41,821,741
Units issued                                                  13,661       713,131       98,182       25,518     8,162,312
Units redeemed                                              (135,879)   (1,191,162)    (247,522)     (62,880)   (6,863,550)
                                                         -----------  ------------  -----------  -----------  ------------
Ending units                                                 506,392     5,785,018    1,352,999      249,214    43,120,503
                                                         ===========  ============  ===========  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $        --  $         --  $   537,586  $    83,102  $  6,376,899
   Mortality and expense risk and administrative
     charges                                                (189,911)   (1,720,359)    (706,069)    (159,030)  (10,911,742)
                                                         -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)                             (189,911)   (1,720,359)    (168,483)     (75,928)   (4,534,843)
   Net realized gain (loss)                                  750,741     6,770,040      488,447      106,402     1,199,342
   Capital gain distribution from mutual funds               554,316     5,081,451    1,061,042      202,000    16,234,590
   Change in unrealized appreciation (depreciation) of
     investments                                          (1,259,879)  (11,496,224)  (2,099,637)    (380,911)  (25,766,981)
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations           (144,733)   (1,365,092)    (718,631)    (148,437)  (12,867,892)
                                                         -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                     23,558     4,258,115      593,874       11,558    21,253,141
   Payments for contract benefits or terminations         (1,504,297)   (8,844,742)  (6,126,973)  (3,459,218)  (64,994,031)
   Transfers between sub-accounts (including fixed
     account), net                                          (152,561)   (2,680,388)    (505,741)    (514,116)   (9,461,026)
   Contract maintenance charges                              (22,499)     (783,301)     (19,849)     (19,488)   (6,184,373)
   Adjustments to net assets allocated to contracts in
     payout period                                              (312)           --        2,139            1         2,221
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (1,656,111)   (8,050,316)  (6,056,550)  (3,981,263)  (59,384,068)
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                         (1,800,844)   (9,415,408)  (6,775,181)  (4,129,700)  (72,251,960)
Net assets at beginning of period                         12,871,166   113,285,776   49,239,407   12,017,884   746,584,821
                                                         -----------  ------------  -----------  -----------  ------------
Net assets at end of period                              $11,070,322  $103,870,368  $42,464,226  $ 7,888,184  $674,332,861
                                                         ===========  ============  ===========  ===========  ============
Beginning units                                              720,343     6,707,363    1,713,471      428,245    44,583,224
Units issued                                                  10,608       911,457      117,837       29,301     5,983,771
Units redeemed                                              (102,341)   (1,355,771)    (328,969)    (170,970)   (8,745,254)
                                                         -----------  ------------  -----------  -----------  ------------
Ending units                                                 628,610     6,263,049    1,502,339      286,576    41,821,741
                                                         ===========  ============  ===========  ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA       SAST SA      SAST SA         SAST
                                                          Legg Mason    Legg Mason   Legg Mason    Schroder's   SAST Small &
                                                           BW Large      BW Large     BW Large     VCP Global     Mid Cap
                                                          Cap Value     Cap Value    Cap Value     Allocation      Value
                                                          Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                                           Class 1       Class 2      Class 3       Class 3       Class 2
                                                         ------------  -----------  ------------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  2,877,160  $   312,818  $  2,504,673  $         --  $    33,499
   Mortality and expense risk and administrative
     charges                                               (4,910,499)    (686,175)   (6,227,616)   (1,944,731)    (221,131)
                                                         ------------  -----------  ------------  ------------  -----------
   Net investment income (loss)                            (2,033,339)    (373,357)   (3,722,943)   (1,944,731)    (187,632)
   Net realized gain (loss)                                   185,730       63,382    (5,612,982)      107,151      551,588
   Capital gain distribution from mutual funds             81,514,144   10,998,393   102,196,357     4,400,683      709,615
   Change in unrealized appreciation (depreciation)
     of investments                                       (40,738,710)  (5,545,779)  (45,394,727)    4,537,246    1,891,095
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from operations          38,927,825    5,142,639    47,465,705     7,100,349    2,964,666
                                                         ------------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     948,819       42,307     7,208,040   160,757,964       31,804
   Payments for contract benefits or terminations         (35,015,696)  (6,342,840)  (42,016,168)   (4,453,370)  (2,033,842)
   Transfers between sub-accounts (including fixed
     account), net                                        (10,168,866)  (1,707,967)  (21,771,576)  166,930,982     (426,192)
   Contract maintenance charges                              (155,764)     (94,233)   (2,506,621)   (1,501,667)     (36,465)
   Adjustments to net assets allocated to contracts in
     payout period                                              1,436       (2,751)         (298)           --       (1,009)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (44,390,071)  (8,105,484)  (59,086,623)  321,733,909   (2,465,704)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets                          (5,462,246)  (2,962,845)  (11,620,918)  328,834,258      498,962
Net assets at beginning of period                         337,319,121   46,791,096   415,934,260            --   14,107,676
                                                         ------------  -----------  ------------  ------------  -----------
Net assets at end of period                              $331,856,875  $43,828,251  $404,313,342  $328,834,258  $14,606,638
                                                         ============  ===========  ============  ============  ===========
Beginning units                                             6,538,560      926,420    15,559,952            --      488,367
Units issued                                                   60,077        7,782       892,880    31,740,512       24,194
Units redeemed                                               (900,957)    (163,538)   (2,598,568)   (1,395,045)    (100,984)
                                                         ------------  -----------  ------------  ------------  -----------
Ending units                                                5,697,680      770,664    13,854,264    30,345,467      411,577
                                                         ============  ===========  ============  ============  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  1,815,286  $   166,915  $  1,047,288  $         --  $    61,369
   Mortality and expense risk and administrative
     charges                                               (5,635,665)    (801,149)   (7,100,004)           --     (247,607)
                                                         ------------  -----------  ------------  ------------  -----------
   Net investment income (loss)                            (3,820,379)    (634,234)   (6,052,716)           --     (186,238)
   Net realized gain (loss)                                11,291,038    1,925,653    11,723,585            --      711,146
   Capital gain distribution from mutual funds             55,434,799    7,699,866    68,554,404            --    2,156,370
   Change in unrealized appreciation (depreciation)
     of investments                                       (62,907,154)  (9,054,320)  (75,686,719)           --   (3,811,574)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from operations              (1,696)     (63,035)   (1,461,446)           --   (1,130,296)
                                                         ------------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,180,535      163,175     8,351,703            --      111,575
   Payments for contract benefits or terminations         (41,927,838)  (6,641,297)  (54,035,426)           --   (2,024,862)
   Transfers between sub-accounts (including fixed
     account), net                                        (11,643,574)  (1,855,922)  (12,613,052)           --      (50,752)
   Contract maintenance charges                              (168,805)    (101,229)   (2,629,538)           --      (37,829)
   Adjustments to net assets allocated to contracts in
     payout period                                             31,488        3,190        (2,630)           --          (17)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (52,528,194)  (8,432,083)  (60,928,943)           --   (2,001,885)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets                         (52,529,890)  (8,495,118)  (62,390,389)           --   (3,132,181)
Net assets at beginning of period                         389,849,011   55,286,214   478,324,649            --   17,239,857
                                                         ------------  -----------  ------------  ------------  -----------
Net assets at end of period                              $337,319,121  $46,791,096  $415,934,260  $         --  $14,107,676
                                                         ============  ===========  ============  ============  ===========
Beginning units                                             7,539,296    1,089,790    17,090,522            --      552,250
Units issued                                                   61,429       10,701     1,188,175            --       20,512
Units redeemed                                             (1,062,165)    (174,071)   (2,718,745)           --      (84,395)
                                                         ------------  -----------  ------------  ------------  -----------
Ending units                                                6,538,560      926,420    15,559,952            --      488,367
                                                         ============  ===========  ============  ============  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       SAST SA T.
                                                          SAST Small &   SAST Small    Rowe Price
                                                            Mid Cap       Company         VCP           SAST        SAST
                                                             Value         Value        Balanced     Technology  Technology
                                                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                                                            Class 3       Class 3       Class 3       Class 1     Class 2
                                                         -------------  ------------  ------------  -----------  ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $     528,058  $    734,858  $  1,643,448  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                (6,265,010)   (2,621,868)   (2,984,476)    (143,338)    (49,796)
                                                         -------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                             (5,736,952)   (1,887,010)   (1,341,028)    (143,338)    (49,796)
   Net realized gain (loss)                                 (6,275,470)   13,356,452    (7,361,537)   1,321,792     344,570
   Capital gain distribution from mutual funds              20,181,179    18,016,279            --           --          --
   Change in unrealized appreciation (depreciation)
     of investments                                         59,092,629    10,422,713     7,446,839       71,831     152,309
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations           67,261,386    39,908,434    (1,255,726)   1,250,285     447,083
                                                         -------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                    4,252,610     2,067,871   263,596,313       45,684       5,044
   Payments for contract benefits or terminations          (36,651,234)  (14,978,469)   (6,264,496)    (866,880)   (257,885)
   Transfers between sub-accounts (including fixed
     account), net                                         (40,792,589)  (25,448,251)  232,402,383   (1,126,200)   (102,961)
   Contract maintenance charges                             (3,129,801)   (1,500,048)   (2,271,859)      (7,202)     (8,378)
   Adjustments to net assets allocated to contracts in
     payout period                                              (6,017)         (889)            7          189          --
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                             (76,327,031)  (39,859,786)  487,462,348   (1,954,409)   (364,180)
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                           (9,065,645)       48,648   486,206,622     (704,124)     82,903
Net assets at beginning of period                          406,871,596   170,639,416            --   10,523,043   3,253,073
                                                         -------------  ------------  ------------  -----------  ----------
Net assets at end of period                              $ 397,805,951  $170,688,064  $486,206,622  $ 9,818,919  $3,335,976
                                                         =============  ============  ============  ===========  ==========
Beginning units                                             18,508,751    12,872,619            --    2,643,090     840,073
Units issued                                                 1,113,305       599,959    48,484,219      162,961      53,494
Units redeemed                                              (4,144,317)   (3,271,054)   (1,832,216)    (663,064)   (143,601)
                                                         -------------  ------------  ------------  -----------  ----------
Ending units                                                15,477,739    10,201,524    46,652,003    2,142,987     749,966
                                                         =============  ============  ============  ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $   1,365,684  $    104,406  $         --  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                (6,930,128)   (2,855,434)           --     (159,820)    (49,359)
                                                         -------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                             (5,564,444)   (2,751,028)           --     (159,820)    (49,359)
   Net realized gain (loss)                                 14,605,950     9,884,750            --    1,023,543     202,088
   Capital gain distribution from mutual funds              62,558,679    13,128,946            --           --          --
   Change in unrealized appreciation (depreciation)
     of investments                                       (104,128,791)  (36,880,973)           --      (40,762)     90,729
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations          (32,528,606)  (16,618,305)           --      822,961     243,458
                                                         -------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                    7,714,779     3,198,984            --       42,698       4,575
   Payments for contract benefits or terminations          (46,629,924)  (16,751,248)           --   (1,004,040)   (179,113)
   Transfers between sub-accounts (including fixed
     account), net                                          10,160,255     6,481,912            --      151,167     153,857
   Contract maintenance charges                             (3,153,821)   (1,475,780)           --      (10,736)     (7,564)
   Adjustments to net assets allocated to contracts in
     payout period                                              (3,960)          338            --         (195)         (1)
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                             (31,912,671)   (8,545,794)           --     (821,106)    (28,246)
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                          (64,441,277)  (25,164,099)           --        1,855     215,212
Net assets at beginning of period                          471,312,873   195,803,515            --   10,521,188   3,037,861
                                                         -------------  ------------  ------------  -----------  ----------
Net assets at end of period                              $ 406,871,596  $170,639,416  $         --  $10,523,043  $3,253,073
                                                         =============  ============  ============  ===========  ==========
Beginning units                                             19,506,963    13,458,183            --    2,865,982     849,096
Units issued                                                 1,873,022     1,356,235            --      418,848      90,848
Units redeemed                                              (2,871,234)   (1,941,799)           --     (641,740)    (99,871)
                                                         -------------  ------------  ------------  -----------  ----------
Ending units                                                18,508,751    12,872,619            --    2,643,090     840,073
                                                         =============  ============  ============  ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              SAST         SAST        SAST
                                                                  SAST       Telecom      Telecom     Telecom     SAST Ultra
                                                               Technology    Utility      Utility     Utility     Short Bond
                                                               Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                                Class 3      Class 1      Class 2     Class 3      Class 1
                                                              -----------  -----------  ----------  -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $        --  $   340,491  $   41,823  $   601,389  $         --
   Mortality and expense risk and administrative charges         (546,246)    (182,051)    (24,271)    (352,443)     (457,998)
                                                              -----------  -----------  ----------  -----------  ------------
   Net investment income (loss)                                  (546,246)     158,440      17,552      248,946      (457,998)
   Net realized gain (loss)                                     4,617,599      565,089     111,803      784,253       (54,620)
   Capital gain distribution from mutual funds                         --      239,510      31,202      465,231            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  639,975       75,003     (35,872)     399,619        23,543
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from operations               4,711,328    1,038,042     124,685    1,898,049      (489,075)
                                                              -----------  -----------  ----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                       1,634,283       21,959       1,979      940,972     2,243,150
   Payments for contract benefits or terminations              (3,654,379)  (1,432,668)   (318,382)  (2,922,381)   (9,366,598)
   Transfers between sub-accounts (including fixed
     account), net                                             (2,854,513)     (90,710)    101,697       74,829     1,730,253
   Contract maintenance charges                                  (140,787)      (7,715)     (3,412)    (158,367)      (35,612)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1,009       (1,569)         19          113          (435)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from contract transactions   (5,014,387)  (1,510,703)   (218,099)  (2,064,834)   (5,429,242)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets                                (303,059)    (472,661)    (93,414)    (166,785)   (5,918,317)
Net assets at beginning of period                              35,845,053   11,798,835   1,464,649   22,273,753    32,485,066
                                                              -----------  -----------  ----------  -----------  ------------
Net assets at end of period                                   $35,541,994  $11,326,174  $1,371,235  $22,106,968  $ 26,566,749
                                                              ===========  ===========  ==========  ===========  ============
Beginning units                                                 5,207,797      548,711      70,313    1,304,070     2,671,877
Units issued                                                      832,490       37,245       8,464      345,010     1,991,859
Units redeemed                                                 (1,736,160)    (102,272)    (18,180)    (431,615)   (2,443,202)
                                                              -----------  -----------  ----------  -----------  ------------
Ending units                                                    4,304,127      483,684      60,597    1,217,465     2,220,534
                                                              ===========  ===========  ==========  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $        --  $   664,305  $   77,992  $ 1,101,080  $         --
   Mortality and expense risk and administrative charges         (540,636)    (221,391)    (28,264)    (390,596)     (539,913)
                                                              -----------  -----------  ----------  -----------  ------------
   Net investment income (loss)                                  (540,636)     442,914      49,728      710,484      (539,913)
   Net realized gain (loss)                                     3,973,902      919,843     119,058    1,648,768      (110,015)
   Change in unrealized appreciation (depreciation) of
     investments                                                 (934,210)  (3,287,521)   (405,223)  (5,800,672)       35,882
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from operations               2,499,056   (1,924,764)   (236,437)  (3,441,420)     (614,046)
                                                              -----------  -----------  ----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                       4,347,419       83,451         528    1,190,450     1,385,536
   Payments for contract benefits or terminations              (3,688,377)  (1,802,603)   (205,039)  (2,131,869)  (11,247,570)
   Transfers between sub-accounts (including fixed
     account), net                                              2,281,286   (1,096,271)    (91,990)    (135,448)    3,781,398
   Contract maintenance charges                                  (138,638)      (9,357)     (3,774)    (156,533)      (39,461)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,426)       3,664          32           93          (738)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from contract transactions    2,800,264   (2,821,116)   (300,243)  (1,233,307)   (6,120,835)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets                               5,299,320   (4,745,880)   (536,680)  (4,674,727)   (6,734,881)
Net assets at beginning of period                              30,545,733   16,544,715   2,001,329   26,948,480    39,219,947
                                                              -----------  -----------  ----------  -----------  ------------
Net assets at end of period                                   $35,845,053  $11,798,835  $1,464,649  $22,273,753  $ 32,485,066
                                                              ===========  ===========  ==========  ===========  ============
Beginning units                                                 5,490,784      666,531      82,979    1,348,617     3,174,252
Units issued                                                    1,491,701       12,779       2,238      313,627     2,174,674
Units redeemed                                                 (1,774,688)    (130,599)    (14,904)    (358,174)   (2,677,049)
                                                              -----------  -----------  ----------  -----------  ------------
Ending units                                                    5,207,797      548,711      70,313    1,304,070     2,671,877
                                                              ===========  ===========  ==========  ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                    SAST VCP
                                                                                    Managed        SAST VCP
                                                       SAST Ultra   SAST Ultra       Asset       Total Return    SAST VCP
                                                       Short Bond   Short Bond     Allocation      Balanced        Value
                                                       Portfolio    Portfolio    SAST Portfolio   Portfolio      Portfolio
                                                        Class 2      Class 3        Class 3        Class 3        Class 3
                                                      -----------  ------------  --------------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $        --  $         --  $    6,455,533  $         --  $  5,315,284
   Mortality and expense risk and administrative
     charges                                             (125,268)   (2,644,696)    (12,224,896)   (9,919,632)  (11,459,841)
                                                      -----------  ------------  --------------  ------------  ------------
   Net investment income (loss)                          (125,268)   (2,644,696)     (5,769,363)   (9,919,632)   (6,144,557)
   Net realized gain (loss)                               (32,649)     (483,897)      2,364,054       558,261     6,699,203
   Capital gain distribution from mutual funds                 --            --       9,095,491            --        93,254
   Change in unrealized appreciation
     (depreciation) of investments                         13,178       (80,993)     46,100,540    48,710,654    78,520,067
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations        (144,739)   (3,209,586)     51,790,722    39,349,283    79,167,967
                                                      -----------  ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                  59,571    34,189,660     244,173,656   240,703,244   177,689,723
   Payments for contract benefits or terminations      (1,666,630)  (48,632,998)    (29,230,198)  (23,366,013)  (26,866,059)
   Transfers between sub-accounts (including
     fixed account), net                                  478,138     7,630,006     178,997,937   161,842,832   100,299,699
   Contract maintenance charges                           (25,754)   (1,410,583)    (10,265,204)   (8,258,331)   (9,719,076)
   Adjustments to net assets allocated to contracts
     in payout period                                         159        (2,608)           (164)          101          (758)
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                         (1,154,516)   (8,226,523)    383,676,027   370,921,833   241,403,529
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets                      (1,299,255)  (11,436,109)    435,466,749   410,271,116   320,571,496
Net assets at beginning of period                       8,217,323   174,034,444     647,901,024   509,246,154   642,267,915
                                                      -----------  ------------  --------------  ------------  ------------
Net assets at end of period                           $ 6,918,068  $162,598,335  $1,083,367,773  $919,517,270  $962,839,411
                                                      ===========  ============  ==============  ============  ============
Beginning units                                           694,357    17,341,840      55,204,840    47,381,022    56,711,476
Units issued                                              241,417    19,396,182      39,994,879    40,105,550    32,729,988
Units redeemed                                           (340,821)  (20,192,623)     (7,766,433)   (6,283,673)  (10,953,397)
                                                      -----------  ------------  --------------  ------------  ------------
Ending units                                              594,953    16,545,399      87,433,286    81,202,899    78,488,067
                                                      ===========  ============  ==============  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $        --  $         --  $           --  $         --  $    927,696
   Mortality and expense risk and administrative
     charges                                             (143,205)   (2,427,033)     (6,076,156)   (4,815,573)   (5,629,833)
                                                      -----------  ------------  --------------  ------------  ------------
   Net investment income (loss)                          (143,205)   (2,427,033)     (6,076,156)   (4,815,573)   (4,702,137)
   Net realized gain (loss)                               (36,102)     (695,776)      2,019,441       163,874     1,020,405
   Capital gain distribution from mutual funds                 --            --              --        97,926            --
   Change in unrealized appreciation
     (depreciation) of investments                          3,061       (32,379)    (10,601,021)  (17,401,847)  (16,094,891)
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations        (176,246)   (3,155,188)    (14,657,736)  (21,955,620)  (19,776,623)
                                                      -----------  ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                 529,857    89,420,651     337,506,256   264,588,114   365,090,198
   Payments for contract benefits or terminations      (3,168,297)  (63,529,880)    (13,403,069)  (10,181,625)  (11,820,152)
   Transfers between sub-accounts (including
     fixed account), net                                1,522,339     2,307,445      86,007,521    85,691,188   103,326,760
   Contract maintenance charges                           (26,400)     (968,323)     (4,373,324)   (3,524,026)   (4,113,033)
   Adjustments to net assets allocated to contracts
     in payout period                                         340         2,268              --            --            --
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                         (1,142,161)   27,232,161     405,737,384   336,573,651   452,483,773
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets                      (1,318,407)   24,076,973     391,079,648   314,618,031   432,707,150
Net assets at beginning of period                       9,535,730   149,957,471     256,821,376   194,628,123   209,560,765
                                                      -----------  ------------  --------------  ------------  ------------
Net assets at end of period                           $ 8,217,323  $174,034,444  $  647,901,024  $509,246,154  $642,267,915
                                                      ===========  ============  ==============  ============  ============
Beginning units                                           789,819    14,453,928      21,300,859    17,179,189    17,844,802
Units issued                                              258,903    31,252,702      37,952,478    32,716,174    42,205,247
Units redeemed                                           (354,365)  (28,364,790)     (4,048,497)   (2,514,341)   (3,338,573)
                                                      -----------  ------------  --------------  ------------  ------------
Ending units                                              694,357    17,341,840      55,204,840    47,381,022    56,711,476
                                                      ===========  ============  ==============  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              VALIC         VALIC
                                                             UIF Global     Company I     Company I      VALIC       VALIC
                                                           Infrastructure Global Social International  Company I   Company I
                                                             Portfolio      Awareness   Equities Index  Mid Cap    Nasdaq-100
                                                              Class II        Fund           Fund      Index Fund  Index Fund
                                                           -------------- ------------- -------------- ----------  ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $ 11,100      $    596      $   55,726   $   20,614  $    6,401
   Mortality and expense risk and administrative charges        (7,132)       (1,823)        (27,628)     (22,978)    (14,880)
                                                              --------      --------      ----------   ----------  ----------
   Net investment income (loss)                                  3,968        (1,227)         28,098       (2,364)     (8,479)
   Net realized gain (loss)                                     (9,244)          170         (13,910)     (27,953)      1,772
   Capital gain distribution from mutual funds                  32,179            --              --      157,290      39,345
   Change in unrealized appreciation (depreciation) of
     investments                                                25,417        13,545          21,668      226,130      60,227
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from operations               52,320        12,488          35,856      353,103      92,865
                                                              --------      --------      ----------   ----------  ----------
From contract transactions:
   Payments received from contract owners                      236,345         3,150         538,112      661,041     548,694
   Payments for contract benefits or terminations              (24,676)           --         (42,718)    (152,546)    (19,001)
   Transfers between sub-accounts (including fixed
     account), net                                             190,803       175,847       1,021,021      105,175     139,189
   Contract maintenance charges                                    (84)           --            (146)        (182)       (138)
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from contract
  transactions                                                 402,388       178,997       1,516,269      613,488     668,744
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets                              454,708       191,485       1,552,125      966,591     761,609
Net assets at beginning of period                              377,895            --       1,611,014    1,535,269     935,961
                                                              --------      --------      ----------   ----------  ----------
Net assets at end of period                                   $832,603      $191,485      $3,163,139   $2,501,860  $1,697,570
                                                              ========      ========      ==========   ==========  ==========
Beginning units                                                 44,845            --         172,038      153,265      84,914
Units issued                                                    48,832        18,656         174,895       82,209      66,822
Units redeemed                                                  (7,282)          (95)         (9,034)     (26,016)     (6,027)
                                                              --------      --------      ----------   ----------  ----------
Ending units                                                    86,395        18,561         337,899      209,458     145,709
                                                              ========      ========      ==========   ==========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $  1,736      $     --      $    2,610   $      732  $      674
   Mortality and expense risk and administrative charges        (1,756)           --          (9,310)      (7,087)     (5,780)
                                                              --------      --------      ----------   ----------  ----------
   Net investment income (loss)                                    (20)           --          (6,700)      (6,355)     (5,106)
   Net realized gain (loss)                                       (826)           --          (5,385)      (5,613)      3,410
   Capital gain distribution from mutual funds                  11,495            --              --        3,993         810
   Change in unrealized appreciation (depreciation) of
     investments                                               (43,763)           --         (70,643)     (57,529)     31,280
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from operations              (33,114)           --         (82,728)     (65,504)     30,394
                                                              --------      --------      ----------   ----------  ----------
From contract transactions:
   Payments received from contract owners                      304,687            --       1,539,485    1,608,201     952,399
   Payments for contract benefits or terminations               (3,976)           --          (5,583)     (14,276)     (6,410)
   Transfers between sub-accounts (including fixed
     account), net                                             110,303            --         159,840        6,848     (40,422)
   Contract maintenance charges                                     (5)           --              --           --          --
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from contract
  transactions                                                 411,009            --       1,693,742    1,600,773     905,567
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets                              377,895            --       1,611,014    1,535,269     935,961
Net assets at beginning of period                                   --            --              --           --          --
                                                              --------      --------      ----------   ----------  ----------
Net assets at end of period                                   $377,895      $     --      $1,611,014   $1,535,269  $  935,961
                                                              ========      ========      ==========   ==========  ==========
Beginning units                                                     --            --              --           --          --
Units issued                                                    48,368            --         185,482      164,289      96,017
Units redeemed                                                  (3,523)           --         (13,444)     (11,024)    (11,103)
                                                              --------      --------      ----------   ----------  ----------
Ending units                                                    44,845            --         172,038      153,265      84,914
                                                              ========      ========      ==========   ==========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       VALIC        VALIC
                                                                     Company I    Company I
                                                                     Small Cap   Stock Index
                                                                     Index Fund     Fund
                                                                     ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   20,819  $   152,900
   Mortality and expense risk and administrative charges                (21,271)     (80,037)
                                                                     ----------  -----------
   Net investment income (loss)                                            (452)      72,863
   Net realized gain (loss)                                             (47,252)     (25,710)
   Capital gain distribution from mutual funds                          119,317      447,175
   Change in unrealized appreciation (depreciation) of investments      257,187      259,227
                                                                     ----------  -----------
Increase (decrease) in net assets from operations                       328,800      753,555
                                                                     ----------  -----------
From contract transactions:
   Payments received from contract owners                               316,226    1,363,499
   Payments for contract benefits or terminations                      (149,271)     (86,044)
   Transfers between sub-accounts (including fixed account), net        (84,376)   1,034,978
   Contract maintenance charges                                            (167)        (310)
                                                                     ----------  -----------
Increase (decrease) in net assets from contract transactions             82,412    2,312,123
                                                                     ----------  -----------
Increase (decrease) in net assets                                       411,212    3,065,678
Net assets at beginning of period                                     1,601,639    5,647,279
                                                                     ----------  -----------
Net assets at end of period                                          $2,012,851  $ 8,712,957
                                                                     ==========  ===========
Beginning units                                                         161,506      546,045
Units issued                                                             46,861      246,921
Units redeemed                                                          (39,167)     (30,491)
                                                                     ----------  -----------
Ending units                                                            169,200      762,475
                                                                     ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                         $      759  $     6,604
   Mortality and expense risk and administrative charges                 (9,203)     (37,059)
                                                                     ----------  -----------
   Net investment income (loss)                                          (8,444)     (30,455)
   Net realized gain (loss)                                              (4,252)       9,592
   Capital gain distribution from mutual funds                            3,910       14,858
   Change in unrealized appreciation (depreciation) of investments      (72,142)     (44,644)
                                                                     ----------  -----------
Increase (decrease) in net assets from operations                       (80,928)     (50,649)
                                                                     ----------  -----------
From contract transactions:
   Payments received from contract owners                             1,676,955    6,742,316
   Payments for contract benefits or terminations                       (14,158)     (15,926)
   Transfers between sub-accounts (including fixed account), net         19,770   (1,028,462)
                                                                     ----------  -----------
Increase (decrease) in net assets from contract transactions          1,682,567    5,697,928
                                                                     ----------  -----------
Increase (decrease) in net assets                                     1,601,639    5,647,279
Net assets at beginning of period                                            --           --
                                                                     ----------  -----------
Net assets at end of period                                          $1,601,639  $ 5,647,279
                                                                     ==========  ===========
Beginning units                                                              --           --
Units issued                                                            174,325      696,176
Units redeemed                                                          (12,819)    (150,131)
                                                                     ----------  -----------
Ending units                                                            161,506      546,045
                                                                     ==========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

American Pathway II                    Polaris II
Polaris                                Polaris II Platinum Series
Polaris Advantage                      Polaris Platinum
Polaris Advantage II                   Polaris Platinum II
Polaris Advisor                        Polaris Platinum III
Polaris Advisor III                    Polaris Preferred Solution
Polaris America                        Polaris Protector
Polaris Choice                         Polaris Retirement Protector
Polaris Choice II                      Polaris Select Investor
Polaris Choice III                     WM Diversified Strategies
Polaris Choice IV                      WM Diversified Strategies III

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016 and related statements of operations and changes in net assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Fund Insurance Series
(American Funds)
American Funds Asset Allocation Fund   American Funds Growth-Income Fund
Class 2                                Class 2
American Funds Asset Allocation Fund   American Funds Growth-Income Fund
Class 3                                Class 3
American Funds Ultra-Short Bond Fund   American Funds High-Income Bond Fund
Class 3/(n)/                           Class 3
American Funds Global Growth Fund      American Funds Insurance Series
Class 2                                Class 4
American Funds Growth Fund Class 2     American Funds International Fund
                                       Class 3
American Funds Growth Fund Class 3     American Funds US Government
                                       AAA-Rated Securities Fund Class 3

Anchor Series Trust (AST)/(a)/
AST Asset Allocation Portfolio Class 1 AST Growth Portfolio Class 1
AST Asset Allocation Portfolio Class 2 AST Growth Portfolio Class 2
AST Asset Allocation Portfolio Class 3 AST Growth Portfolio Class 3
AST Capital Appreciation Portfolio     AST SA BlackRock Multi-Asset Income
Class 1                                Portfolio Class 3/(o)/
AST Capital Appreciation Portfolio     AST Natural Resources Portfolio
Class 2                                Class 1
AST Capital Appreciation Portfolio     AST Natural Resources Portfolio
Class 3                                Class 2
AST Government and Quality Bond        AST Natural Resources Portfolio
Portfolio Class 1                      Class 3
AST Government and Quality Bond        AST Strategic Multi-Asset Portfolio
Portfolio Class 2                      Class 3/(m)/
AST Government and Quality Bond
Portfolio Class 3

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund  BlackRock iShares Dynamic Fixed
Class III                              Income V.I. Fund Class III
BlackRock iShares Alternative          BlackRock iShares Equity Appreciation
Strategies V.I. Fund Class III         V.I. Fund Class III
BlackRock iShares Dynamic Allocation
V.I. Fund Class III

Columbia Funds Variable Insurance
Trust I (Columbia VP)
Columbia VP Asset Allocation Fund      Columbia VP Large Cap Growth Fund II
Class 1                                Class 1 /(v)/
Columbia VP Dividend Opportunity Fund  Columbia VP Large Cap Growth Fund III
Class 1                                Class 1 /(w)/
Columbia VP Emerging Markets Bond      Columbia VP Loomis Sayles Growth Fund
Fund Class 2                           II Class 1 /(x)/
Columbia VP Income Opportunities Fund  Columbia VP International
Class 1                                Opportunities Fund Class 2/(y)/
Columbia VP Large Cap Growth Fund      Columbia VP Mid Cap Growth
Class 1/(v)(w)/                        Opportunity Fund Class 1
Columbia VP Limited Duration Credit    Columbia VP Select International
Fund Class 2                           Equity Class 2/(y)/
Columbia VP Loomis Sayles Growth Fund  Columbia VP Small Company Growth Fund
Class 1/(x)/                           Class 1

Franklin Templeton Variable Insurance
Products Trust (FTVIP)
FTVIP Franklin Founding Funds          FTVIP Franklin Strategic Income VIP
Allocation VIP Fund Class 2/(e)/       Fund Class 2
FTVIP Franklin Income VIP Fund
Class 2/(e)/

Goldman Sachs Variable Insurance
Trust (Goldman Sachs VIT)
Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
Allocation Fund Service Class/(p)/     Alternatives Portfolio Adv Class
Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
Market Fund Service Class              Fund Adv Class

Invesco Variable Insurance Funds
(Invesco V.I.)
Invesco V.I. American Franchise Fund   Invesco V.I. Comstock Fund Series II
Series II
Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
Fund Series II                         Series II

Ivy Funds Variable Insurance
Portfolios (Ivy Funds VIP)
Ivy VIP Asset Strategy Class A/(q)/

Lord Abbett Series Fund, Inc. (Lord
Abbett Fund)
Lord Abbett Fund Bond Debenture        Lord Abbett Fund Mid Cap Stock
Portfolio Class VC                     Portfolio Class VC
Lord Abbett Fund Fundamental Equity    Lord Abbett Fund Short Duration
Portfolio Class VC                     Portfolio Class VC
Lord Abbett Fund Growth and Income
Portfolio Class VC

Neuberger Berman Advisers Management
Trust (Neuberger Berman AMT)
Neuberger Berman AMT Absolute Return
Multi-Manager Fund Port S Class

PIMCO Variable Insurance Trust (PIMCO
VIT)
PIMCO VIT All Asset Portfolio Adv      PIMCO VIT Unconstrained Bond
Class                                  Portfolio Adv Class
PIMCO VIT Emerging Markets Bond
Portfolio Adv Class

Principal Variable Contracts Funds,
Inc. (Principal)
Principal Diversified International    Principal PVC SmallCap Account
Account Class 1                        Class 1/(g)(r)/
Principal Diversified International    Principal PVC SmallCap Account
Account Class 2                        Class 2/(g)(r)/
Principal Equity Income Account        Principal Real Estate Securities
Class 1                                Account Class 1
Principal Equity Income Account        Principal Real Estate Securities
Class 2                                Account Class 2
Principal Government & High Quality    Principal SAM Balanced Portfolio
Bond Account Class 1                   Class 1
Principal Government & High Quality    Principal SAM Balanced Portfolio
Bond Account Class 2                   Class 2
Principal Income Account Class 1       Principal SAM Conservative Balanced
                                       Portfolio Class 1
Principal Income Account Class 2       Principal SAM Conservative Balanced
                                       Portfolio Class 2
Principal LargeCap Growth Account      Principal SAM Conservative Growth
Class 1                                Portfolio Class 1
Principal LargeCap Growth Account      Principal SAM Conservative Growth
Class 2                                Portfolio Class 2
Principal Money Market Account         Principal SAM Flexible Income
Class 1/(l)/                           Portfolio Class 1
Principal Money Market Account         Principal SAM Flexible Income
Class 2/(l)/                           Portfolio Class 2
Principal PVC Capital Appreciation     Principal SAM Strategic Growth
Account Class 1/(h)/                   Portfolio Class 1
Principal PVC Capital Appreciation     Principal SAM Strategic Growth
Account Class 2/(h)/                   Portfolio Class 2
Principal PVC MidCap Blend Acct        Principal Short-Term Income Account
Class 1                                Class 1
Principal PVC MidCap Blend Acct        Principal Short-Term Income Account
Class 2                                Class 2

Seasons Series Trust (SST)/(a)/
SST Allocation Balanced Portfolio      SST International Equity Portfolio
Class 3                                Class 3
SST Allocation Growth Portfolio        SST Large Cap Growth Portfolio Class 3
Class 3
SST Allocation Moderate Growth         SST Large Cap Value Portfolio Class 3
Portfolio Class 3
SST Allocation Moderate Portfolio      SST Mid Cap Growth Portfolio Class 3
Class 3
SST Asset Allocation Diversified       SST Mid Cap Value Portfolio Class 3
Growth Portfolio Class 3/(m)/
SST Diversified Fixed Income           SST Real Return Portfolio Class 3
Portfolio Class 3
SST SA Columbia Focused Growth         SST Small Cap Portfolio Class 3
Portfolio Class 3/(f)/
SST SA Columbia Focused Value          SST Stock Portfolio Class 3
Portfolio Class 3/(c)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


SunAmerica Series Trust (SAST)/(a)/
SAST Aggressive Growth Portfolio       SAST Growth-Income Portfolio Class 2
Class 1
SAST Aggressive Growth Portfolio       SAST Growth-Income Portfolio Class 3
Class 2
SAST Aggressive Growth Portfolio       SAST High-Yield Bond Portfolio Class 1
Class 3
SAST SA AB Growth Portfolio            SAST High-Yield Bond Portfolio Class 2
Class 1/(s)/
SAST SA AB Growth Portfolio            SAST High-Yield Bond Portfolio Class 3
Class 2/(s)/
SAST SA AB Growth Portfolio            SAST International Diversified
Class 3/(s)/                           Equities Portfolio Class 1
SAST American Funds Asset Allocation   SAST International Diversified
Portfolio Class 3                      Equities Portfolio Class 2
SAST American Funds Global Growth      SAST International Diversified
Portfolio Class 3                      Equities Portfolio Class 3
SAST American Funds Growth Portfolio   SAST International Growth and Income
Class 3                                Portfolio Class 1
SAST American Funds Growth-Income      SAST International Growth and Income
Portfolio Class 3                      Portfolio Class 2
SAST Balanced Portfolio Class 1        SAST International Growth and Income
                                       Portfolio Class 3
SAST Balanced Portfolio Class 2        SAST SA MFS Massachusetts Investors
                                       Trust Portfolio Class 1/(t)/
SAST Balanced Portfolio Class 3        SAST SA MFS Massachusetts Investors
                                       Trust Portfolio Class 2/(t)/
SAST BlackRock VCP Global Multi-Asset  SAST SA MFS Massachusetts Investors
Portfolio Class 3/(k)/                 Trust Portfolio Class 3/(t)/
SAST Blue Chip Growth Portfolio        SAST SA MFS Total Return Bond
Class 1                                Portfolio Class 1/(u)/
SAST Blue Chip Growth Portfolio        SAST SA MFS Total Return Bond
Class 2                                Portfolio Class 2/(u)/
SAST Blue Chip Growth Portfolio        SAST SA MFS Total Return Bond
Class 3                                Portfolio Class 3/(u)/
SAST Capital Growth Portfolio Class 1 SAST Mid-Cap Growth Portfolio Class 1 SAST Capital Growth Portfolio Class 2 SAST Mid-Cap Growth Portfolio Class 2 SAST Capital Growth Portfolio Class 3 SAST Mid-Cap Growth Portfolio Class 3 SAST Corporate Bond Portfolio Class 1 SAST Real Estate Portfolio Class 1 SAST Corporate Bond Portfolio Class 2 SAST Real Estate Portfolio Class 2 SAST Corporate Bond Portfolio Class 3 SAST Real Estate Portfolio Class 3
SAST Dogs of Wall Street Portfolio     SAST SA Janus Focused Growth
Class 1                                Portfolio Class 1/(j)/
SAST Dogs of Wall Street Portfolio     SAST SA Janus Focused Growth
Class 2                                Portfolio Class 2/(j)/
SAST Dogs of Wall Street Portfolio     SAST SA Janus Focused Growth
Class 3                                Portfolio Class 3/(j)/
SAST Dynamic Allocation Portfolio      SAST SA JPMorgan MFS Core Bond
Class 3                                Portfolio Class 1
SAST Dynamic Strategy Portfolio        SAST SA JPMorgan MFS Core Bond
Class 3                                Portfolio Class 2
SAST Emerging Markets Portfolio        SAST SA JPMorgan MFS Core Bond
Class 1                                Portfolio Class 3
SAST Emerging Markets Portfolio        SAST SA Legg Mason BW Large Cap Value
Class 2                                Portfolio Class 1
SAST Emerging Markets Portfolio        SAST SA Legg Mason BW Large Cap Value
Class 3                                Portfolio Class 2
SAST Equity Opportunities Portfolio    SAST SA Legg Mason BW Large Cap Value
Class 1                                Portfolio Class 3
SAST Equity Opportunities Portfolio    SAST Schroder's VCP Global Allocation
Class 2                                Portfolio Class 3/(k)/
SAST Equity Opportunities Portfolio    SAST Small & Mid Cap Value Portfolio
Class 3                                Class 2
SAST Foreign Value Portfolio Class 2   SAST Small & Mid Cap Value Portfolio
                                       Class 3
SAST Foreign Value Portfolio Class 3   SAST Small Company Value Portfolio
                                       Class 3
SAST Fundamental Growth Portfolio      SAST SA T. Rowe Price VCP Balanced
Class 1                                Portfolio Class 3/(k)/
SAST Fundamental Growth Portfolio      SAST Technology Portfolio Class 1
Class 2
SAST Fundamental Growth Portfolio      SAST Technology Portfolio Class 2
Class 3
SAST Global Bond Portfolio Class 1     SAST Technology Portfolio Class 3
SAST Global Bond Portfolio Class 2     SAST Telecom Utility Portfolio Class 1
SAST Global Bond Portfolio Class 3     SAST Telecom Utility Portfolio Class 2
SAST Global Equities Portfolio Class 1 SAST Telecom Utility Portfolio Class 3 SAST Global Equities Portfolio Class 2 SAST Ultra Short Bond Portfolio
                                       Class 1/(i)/
SAST Global Equities Portfolio Class 3 SAST Ultra Short Bond Portfolio
                                       Class 2/(i)/
SAST Growth Opportunities Portfolio    SAST Ultra Short Bond Portfolio
Class 1                                Class 3/(i)/
SAST Growth Opportunities Portfolio    SAST VCP Managed Asset Allocation
Class 2                                SAST Portfolio Class 3/(d)/
SAST Growth Opportunities Portfolio    SAST VCP Total Return Balanced
Class 3                                Portfolio Class 3
SAST Growth-Income Portfolio Class 1   SAST VCP Value Portfolio Class 3

The Universal Institutional Funds,
Inc. (UIF)
UIF Global Infrastructure Portfolio
Class II

VALIC Company I/(b)/
VALIC Company I Global Social          VALIC Company I Nasdaq-100 Index Fund
Awareness Fund
VALIC Company I International          VALIC Company I Small Cap Index Fund
Equities Index Fund
VALIC Company I Mid Cap Index Fund     VALIC Company I Stock Index Fund

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.
(c) Formerly SST Focus Value Portfolio.
(d) On August 12, 2013, Protected Asset Allocation SAST Portfolio was renamed VCP Managed Asset Allocation SAST Portfolio.
(e) On May 1, 2014, Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.
(f) Formerly SST Focus Growth Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(g) Formerly Principal SmallCap Value Account I.
(h) The Principal LargeCap Blend Account II, in operation for the period January 1, 2015 to April 17, 2015, merged into Principal PVC Capital Appreciation Account, in operation for the period April 17, 2015 to December 31, 2016.
(i) Formerly SAST Cash Management Portfolio.
(j) Formerly SAST Marsico Focused Growth Portfolio.
(k) For the period January 25, 2016 (commencement of operations) to Dec. 31,
    2016.
(l) For the period January 1, 2015 to April 8, 2016 (cessation of operations).
(m) For the period September 26, 2016 (commencement of operations) to Dec. 31, 2016.
(n) Formerly American Funds Cash Management Fund.
(o) Formerly AST Multi-Asset Portfolio.
(p) Formerly Global Markets Navigator Fund.
(q) Formerly Ivy Funds VIP Asset Strategy.
(r) Formerly PVC SmallCap Blend Account.
(s) Formerly SAST Alliance Growth Portfolio.
(t) Formerly MFS Massachusetts Investors Trust Portfolio.
(u) Formerly MFS Total Return Portfolio.
(v) The Columbia VP Large Cap Growth Fund II (formerly Columbia VP Marsico 21/st/ Century Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia VP Large Cap Growth Fund, in operation for the period April 29, 2016 to December 31, 2016.
(w) The Columbia VP Large Cap Growth Fund III (formerly Columbia VP Marsico Focused Equities Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia VP Large Cap Growth Fund, in operation for the period April 29, 2016 to December 31, 2016.
(x) The Columbia VP Loomis Sayles Growth Fund II (formerly Columbia VP Marsico Growth Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia Loomis Sayles Growth Fund, in operation for the period April 29, 2016 to December 31, 2016.
(y) The Columbia VP International Opportunities Fund (formerly Columbia VP Marsico International Opportunities Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia VP Select International Equity Fund, in operation for the period April 29, 2016 to December 31, 2016.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1 -- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2 -- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3 -- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2016 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year as such there were no transfers between fair value hierarchy levels had occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2016, and respective hierarchy levels.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products                                 Separate Account Annual Charges*
--------                               -------------------------------------
American Pathway II                    1.30% or 1.40%
Polaris                                1.52%
Polaris Advantage                      1.65%, 1.90%, or 2.30%
Polaris Advantage II                   1.30%, 1.55%, 1.90% or 2.15%

Products                                 Separate Account Annual Charges*
--------                               -------------------------------------
Polaris Advisor                        1.52%, 1.72% or 1.97%
Polaris Advisor III                    1.65%, 1.90% or 2.30%
Polaris America                        1.52% or 1.77%
Polaris Choice                         1.52%, 1.72% or 1.97%
Polaris Choice II                      1.52%, 1.72% or 1.97%
Polaris Choice III                     1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV                      1.65%, 1.90% or 2.30%
Polaris II                             1.52% or 1.77%
Polaris Platinum                       1.52% or 1.77%
Polaris Platinum II                    1.52%, 1.77% or 2.02%
Polaris Platinum III                   1.30%, 1.55% or 1.95%
Polaris Preferred Solution             1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector                      1.52% or 1.77%
Polaris Retirement Protector           1.30%, 1.55% or 1.80%
Polaris Select Investor                1.10%, 1.35%, 1.45% or 1.70%
WM Diversified Strategies              1.40%, 1.55% or 1.80%
WM Diversified Strategies III          1.55%, 1.70% or 1.95%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the Sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal as defined in the contracts. Withdrawal amounts in excess of the free withdrawals are assessed based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the Polaris Advisor contract.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for all products.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                         Annual Fees
-----------------                      -------------------------------------  ------------------------------------
MarketLock                             Polaris Advantage                      0.50% to 0.65%
                                       Polaris Choice II
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Two                     Polaris Choice II                      0.40% prior to the first withdrawal
                                       Polaris Choice III                     0.80% after the first withdrawal
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
Income Rewards                         Polaris Choice II                      0.65% in years zero to seven
                                       Polaris Choice III                     0.45% in years eight to 10
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       Polaris Protector
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Life                    Polaris Advantage                      0.70% for one covered person
                                       Polaris Choice III                     0.95% for two covered person
                                       Polaris Choice IV
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
MarketLock for Life Plus               Polaris Advantage                      0.65% to 0.95% for one covered person
                                       Polaris Choice III                     0.90% to 1.25% for two covered person
                                       Polaris Platinum II
                                       Polaris Preferred Solution
MarketLock Income Plus                 Polaris Advantage                      0.85% to 1.10% for one covered person
                                       Polaris Advisor III                    1.10% to 1.35% for two covered person
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

Polaris Income Plus and Polaris Income Builder Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  ---------------------------------------
Polaris Income Plus                    Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
                                       Polaris Retirement Protector
Polaris Income Builder                 Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                       Cost of Purchases Proceeds from Sales
------------                                                       ----------------- -------------------
American Funds Asset Allocation Fund Class 2                         $  3,800,060       $  9,274,909
American Funds Asset Allocation Fund Class 3                            2,112,306          4,927,874
American Funds Ultra-Short Bond Fund Class 3                            2,646,711          4,768,082
American Funds Global Growth Fund Class 2                              21,103,661         33,446,739
American Funds Growth Fund Class 2                                     27,450,973         44,436,281
American Funds Growth Fund Class 3                                     18,931,746         27,734,882
American Funds Growth-Income Fund Class 2                              36,134,600         48,030,538
American Funds Growth-Income Fund Class 3                              20,706,872         23,803,833
American Funds High-Income Bond Fund Class 3                            3,397,496          3,553,474
American Funds Insurance Series Class 4                                   657,999             56,350
American Funds International Fund Class 3                               2,956,282          5,901,886
American Funds US Government AAA-Rated Securities Fund Class 3          1,937,157          2,199,852
AST Asset Allocation Portfolio Class 1                                  9,723,620         14,529,350
AST Asset Allocation Portfolio Class 2                                    791,058          1,017,364
AST Asset Allocation Portfolio Class 3                                 17,161,054         13,598,526
AST Capital Appreciation Portfolio Class 1                             35,374,832         41,242,746
AST Capital Appreciation Portfolio Class 2                              5,990,985          7,007,597
AST Capital Appreciation Portfolio Class 3                             89,547,428         71,018,794
AST Government and Quality Bond Portfolio Class 1                       6,317,631         11,842,097
AST Government and Quality Bond Portfolio Class 2                       1,297,249          6,322,015
AST Government and Quality Bond Portfolio Class 3                     127,127,850        108,458,703
AST Growth Portfolio Class 1                                            5,137,480         10,087,132
AST Growth Portfolio Class 2                                            1,510,311          2,990,481
AST Growth Portfolio Class 3                                           10,310,160         15,430,543
AST SA BlackRock Multi-Asset Income Portfolio Class 3                   4,619,190            316,636
AST Natural Resources Portfolio Class 1                                 1,590,304          3,754,630
AST Natural Resources Portfolio Class 2                                   348,282          1,295,132
AST Natural Resources Portfolio Class 3                                 7,422,906         19,586,799
AST Strategic Multi-Asset Portfolio Class 3                               376,083             12,326
BlackRock Global Allocation V.I. Fund Class III                           189,401            146,320
BlackRock iShares Alternative Strategies V.I. Fund Class III              412,763             48,925
BlackRock iShares Dynamic Allocation V.I. Fund Class III                   43,653              3,667
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                 69,981              1,696
BlackRock iShares Equity Appreciation V.I. Fund Class III                  50,751              7,835
Columbia VP Asset Allocation Fund Class 1                                  26,405             62,622
Columbia VP Dividend Opportunity Fund Class 1                              30,592            357,828
Columbia VP Emerging Markets Bond Fund Class 2                              2,385              2,408
Columbia VP Income Opportunities Fund Class 1                           4,125,358          2,811,136
Columbia VP Large Cap Growth Fund Class 1                              56,509,915         34,391,345
Columbia VP Limited Duration Credit Fund Class 2                          121,198            183,872
Columbia VP Loomis Sayles Growth Fund Class 1                           3,366,311          1,762,066
Columbia VP Large Cap Growth Fund II Class 1                              223,660            961,104
Columbia VP Large Cap Growth Fund III Class 1                           9,870,880         25,808,441
Columbia VP Loomis Sayles Growth Fund II Class 1                          667,339          1,708,610
Columbia VP International Opportunities Fund Class 2                       42,151          1,412,676
Columbia VP Mid Cap Growth Opportunity Fund Class 1                        10,264            100,096
Columbia VP Select International Equity Class 2                         2,789,449          1,476,196
Columbia VP Small Company Growth Fund Class 1                             145,603            131,320
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               6,014,130          9,997,117
FTVIP Franklin Income VIP Fund Class 2                                 20,771,231         27,142,675
FTVIP Franklin Strategic Income VIP Fund Class 2                          106,882             44,634
Goldman Sachs VIT Global Trends Allocation Fund Service Class               2,716              5,233
Goldman Sachs VIT Government Money Market Fund Service Class          106,407,587         50,984,420
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Adv Class         335,341             48,957
Goldman Sachs VIT Strategic Income Fund Adv Class                          42,267             16,294
Invesco V.I. American Franchise Fund Series II                          3,675,352          3,426,274
Invesco V.I. Balanced-Risk Allocation Fund Series II                      129,694             16,912
Invesco V.I. Comstock Fund Series II                                   41,407,659         63,012,234
Invesco V.I. Growth and Income Fund Series II                          63,336,736         98,745,927
Ivy VIP Asset Strategy Class A                                            113,034             63,159
Lord Abbett Fund Bond Debenture Portfolio Class VC                        673,401            133,605
Lord Abbett Fund Fundamental Equity Portfolio Class VC                     10,817             21,184

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                          Cost of Purchases Proceeds from Sales
------------                                                          ----------------- -------------------
Lord Abbett Fund Growth and Income Portfolio Class VC                   $ 10,122,729        $41,751,419
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                          1,469,729          3,191,176
Lord Abbett Fund Short Duration Portfolio Class VC                           392,218            470,435
Neuberger Berman AMT Absolute Return Multi-Manager Fund Port S Class         343,256             24,607
PIMCO VIT All Asset Portfolio Adv Class                                       38,415             16,666
PIMCO VIT Emerging Markets Bond Portfolio Adv Class                          114,904             21,098
PIMCO VIT Unconstrained Bond Portfolio Adv Class                             435,783             81,074
Principal Diversified International Account Class 1                           22,255            217,313
Principal Diversified International Account Class 2                           15,588             26,900
Principal Equity Income Account Class 1                                    1,240,631          2,401,531
Principal Equity Income Account Class 2                                      661,306          1,517,748
Principal Government & High Quality Bond Account Class 1                     402,714            746,758
Principal Government & High Quality Bond Account Class 2                     450,189            359,457
Principal Income Account Class 1                                             386,619            875,711
Principal Income Account Class 2                                             162,121            368,232
Principal LargeCap Growth Account Class 1                                      2,865            131,440
Principal LargeCap Growth Account Class 2                                     10,394             17,605
Principal Money Market Account Class 1                                        62,179            940,101
Principal Money Market Account Class 2                                        31,806            516,025
Principal PVC Capital Appreciation Account Class 1                           289,430          1,663,610
Principal PVC Capital Appreciation Account Class 2                            51,962            353,306
Principal PVC MidCap Blend Acct Class 1                                      311,634            334,559
Principal PVC MidCap Blend Acct Class 2                                      104,594            208,245
Principal PVC SmallCap Account Class 1                                        31,454             86,211
Principal PVC SmallCap Account Class 2                                        16,369             52,187
Principal Real Estate Securities Account Class 1                              56,206             75,727
Principal Real Estate Securities Account Class 2                              38,707             26,850
Principal SAM Balanced Portfolio Class 1                                   2,791,965          4,268,491
Principal SAM Balanced Portfolio Class 2                                   3,430,860          5,468,314
Principal SAM Conservative Balanced Portfolio Class 1                        214,851            652,313
Principal SAM Conservative Balanced Portfolio Class 2                        231,809          1,003,311
Principal SAM Conservative Growth Portfolio Class 1                        1,210,875          1,972,991
Principal SAM Conservative Growth Portfolio Class 2                        1,283,464          2,811,901
Principal SAM Flexible Income Portfolio Class 1                              427,911          1,530,940
Principal SAM Flexible Income Portfolio Class 2                              393,908            696,855
Principal SAM Strategic Growth Portfolio Class 1                             724,720          1,186,228
Principal SAM Strategic Growth Portfolio Class 2                             468,858            926,506
Principal Short-Term Income Account Class 1                                  982,520            310,633
Principal Short-Term Income Account Class 2                                  556,900            255,525
SST Allocation Balanced Portfolio Class 3                                 23,681,056         20,690,857
SST Allocation Growth Portfolio Class 3                                    5,423,364          5,167,602
SST Allocation Moderate Growth Portfolio Class 3                          38,027,331         25,133,191
SST Allocation Moderate Portfolio Class 3                                 32,561,773         26,014,790
SST Asset Allocation Diversified Growth Portfolio Class 3                    265,479              9,833
SST Diversified Fixed Income Portfolio Class 3                                50,716              1,417
SST SA Columbia Focused Growth Portfolio Class 3                              24,953                414
SST SA Columbia Focused Value Portfolio Class 3                                9,701                571
SST International Equity Portfolio Class 3                                    20,153              2,438
SST Large Cap Growth Portfolio Class 3                                         8,147             13,900
SST Large Cap Value Portfolio Class 3                                         12,908             10,902
SST Mid Cap Growth Portfolio Class 3                                          26,308             11,857
SST Mid Cap Value Portfolio Class 3                                           81,946             29,668
SST Real Return Portfolio Class 3                                         33,716,998         36,319,789
SST Small Cap Portfolio Class 3                                               45,291              7,878
SST Stock Portfolio Class 3                                                   79,054             96,795
SAST Aggressive Growth Portfolio Class 1                                     431,913          3,503,076
SAST Aggressive Growth Portfolio Class 2                                      42,749            465,791
SAST Aggressive Growth Portfolio Class 3                                   2,304,784          5,448,697
SAST SA AB Growth Portfolio Class 1                                       24,020,830         24,847,371
SAST SA AB Growth Portfolio Class 2                                        3,023,663          3,293,762
SAST SA AB Growth Portfolio Class 3                                       24,131,729         24,153,963
SAST American Funds Asset Allocation Portfolio Class 3                    92,949,029         23,531,947
SAST American Funds Global Growth Portfolio Class 3                      107,330,959         54,905,726
SAST American Funds Growth Portfolio Class 3                             104,122,257         40,141,447
SAST American Funds Growth-Income Portfolio Class 3                       62,112,635         31,691,256
SAST Balanced Portfolio Class 1                                            5,142,963          6,026,250

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                 Cost of Purchases Proceeds from Sales
------------                                                 ----------------- -------------------
SAST Balanced Portfolio Class 2                                $  1,425,554       $  1,273,540
SAST Balanced Portfolio Class 3                                  21,955,818         17,610,301
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3         396,843,902          1,673,487
SAST Blue Chip Growth Portfolio Class 1                             750,483          1,654,913
SAST Blue Chip Growth Portfolio Class 2                             172,296            530,229
SAST Blue Chip Growth Portfolio Class 3                          13,632,578         13,333,511
SAST Capital Growth Portfolio Class 1                               364,691            896,901
SAST Capital Growth Portfolio Class 2                                70,193            152,039
SAST Capital Growth Portfolio Class 3                             7,219,693          5,678,041
SAST Corporate Bond Portfolio Class 1                             3,248,137          9,955,463
SAST Corporate Bond Portfolio Class 2                             2,075,769          3,432,505
SAST Corporate Bond Portfolio Class 3                           120,173,310         96,575,709
SAST Dogs of Wall Street Portfolio Class 1                        4,757,941          4,403,445
SAST Dogs of Wall Street Portfolio Class 2                          684,030          1,212,693
SAST Dogs of Wall Street Portfolio Class 3                       34,710,111         18,349,467
SAST Dynamic Allocation Portfolio Class 3                       372,988,211        726,737,284
SAST Dynamic Strategy Portfolio Class 3                         252,169,532        415,907,084
SAST Emerging Markets Portfolio Class 1                           1,700,314          3,387,233
SAST Emerging Markets Portfolio Class 2                             204,940            903,078
SAST Emerging Markets Portfolio Class 3                          12,104,144         24,289,514
SAST Equity Opportunities Portfolio Class 1                       1,295,317          4,172,191
SAST Equity Opportunities Portfolio Class 2                         261,217          1,167,372
SAST Equity Opportunities Portfolio Class 3                      10,957,390          7,904,159
SAST Foreign Value Portfolio Class 2                                770,399          2,607,781
SAST Foreign Value Portfolio Class 3                             47,574,679         56,661,993
SAST Fundamental Growth Portfolio Class 1                         3,276,879          5,289,766
SAST Fundamental Growth Portfolio Class 2                           229,298            325,558
SAST Fundamental Growth Portfolio Class 3                         9,986,084          8,957,593
SAST Global Bond Portfolio Class 1                                  698,608          4,959,723
SAST Global Bond Portfolio Class 2                                  446,707          1,150,251
SAST Global Bond Portfolio Class 3                               71,008,851         37,308,031
SAST Global Equities Portfolio Class 1                              761,239          5,850,397
SAST Global Equities Portfolio Class 2                               88,503            816,289
SAST Global Equities Portfolio Class 3                            3,157,958          6,504,861
SAST Growth Opportunities Portfolio Class 1                         729,918          1,515,610
SAST Growth Opportunities Portfolio Class 2                         274,614            481,035
SAST Growth Opportunities Portfolio Class 3                      20,750,197         21,791,423
SAST Growth-Income Portfolio Class 1                              6,785,537         17,250,354
SAST Growth-Income Portfolio Class 2                                523,596          1,471,064
SAST Growth-Income Portfolio Class 3                             22,632,912         22,356,392
SAST High-Yield Bond Portfolio Class 1                           13,899,620         16,337,787
SAST High-Yield Bond Portfolio Class 2                              653,070          2,448,824
SAST High-Yield Bond Portfolio Class 3                           51,704,203         46,831,429
SAST International Diversified Equities Portfolio Class 1         2,981,148          6,588,675
SAST International Diversified Equities Portfolio Class 2           451,173          2,242,495
SAST International Diversified Equities Portfolio Class 3        15,435,278         20,434,392
SAST International Growth and Income Portfolio Class 1            1,496,294          4,732,037
SAST International Growth and Income Portfolio Class 2              371,437            910,354
SAST International Growth and Income Portfolio Class 3           11,333,109         21,647,916
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1       4,817,562          6,486,369
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2       1,626,334          2,568,446
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3      34,684,830         31,946,632
SAST SA MFS Total Return Bond Portfolio Class 1                  10,967,547         17,526,899
SAST SA MFS Total Return Bond Portfolio Class 2                   2,847,613          5,919,074
SAST SA MFS Total Return Bond Portfolio Class 3                  33,118,185         31,073,356
SAST Mid-Cap Growth Portfolio Class 1                             4,163,499          5,528,919
SAST Mid-Cap Growth Portfolio Class 2                             1,753,775          2,448,664
SAST Mid-Cap Growth Portfolio Class 3                            25,112,096         17,407,924
SAST Real Estate Portfolio Class 1                                3,190,416          5,569,705
SAST Real Estate Portfolio Class 2                                  953,926          1,601,797
SAST Real Estate Portfolio Class 3                               30,833,166         42,947,033
SAST SA Janus Focused Growth Portfolio Class 1                    1,328,395          2,431,252
SAST SA Janus Focused Growth Portfolio Class 2                    1,054,924          2,433,887
SAST SA Janus Focused Growth Portfolio Class 3                   18,113,523         18,255,106
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                  2,553,482          6,746,279
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                    765,654          1,825,708
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 99,532,421         88,299,023
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1          85,215,583         50,101,583
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2          11,524,235          9,004,682

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                              Cost of Purchases Proceeds from Sales
------------                                              ----------------- -------------------
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3     $113,293,907       $ 73,632,864
SAST Schroder's VCP Global Allocation Portfolio Class 3      326,199,801          2,009,939
SAST Small & Mid Cap Value Portfolio Class 2                   1,371,852          3,315,572
SAST Small & Mid Cap Value Portfolio Class 3                  36,181,655         98,049,099
SAST Small Company Value Portfolio Class 3                    24,923,177         48,636,167
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3         488,583,481          2,462,161
SAST Technology Portfolio Class 1                                539,934          2,637,682
SAST Technology Portfolio Class 2                                204,026            618,002
SAST Technology Portfolio Class 3                              6,871,752         12,432,384
SAST Telecom Utility Portfolio Class 1                         1,267,832          2,380,871
SAST Telecom Utility Portfolio Class 2                           246,068            415,415
SAST Telecom Utility Portfolio Class 3                         6,507,516          7,858,197
SAST Ultra Short Bond Portfolio Class 1                       21,479,778         27,366,439
SAST Ultra Short Bond Portfolio Class 2                        2,330,828          3,610,611
SAST Ultra Short Bond Portfolio Class 3                      149,844,117        160,731,997
SAST VCP Managed Asset Allocation SAST Portfolio Class 3     408,874,184         21,872,805
SAST VCP Total Return Balanced Portfolio Class 3             371,880,751         10,864,574
SAST VCP Value Portfolio Class 3                             293,918,020         58,395,469
UIF Global Infrastructure Portfolio Class II                     486,988             48,454
VALIC Company I Global Social Awareness Fund                     180,466              2,697
VALIC Company I International Equities Index Fund              1,646,373            102,006
VALIC Company I Mid Cap Index Fund                             1,063,754            295,341
VALIC Company I Nasdaq-100 Index Fund                            774,726             75,116
VALIC Company I Small Cap Index Fund                             620,047            418,771
VALIC Company I Stock Index Fund                               3,171,775            339,612

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2016, follows:

                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        2,492,696  23.79     24.65      61,334,068         1.55       1.52   1.77    7.50     7.76
American Funds Asset Allocation
  Fund Class 3                          470,444  73.48     74.91      35,208,315         1.61       1.30   1.40    7.97     8.07
American Funds Ultra-Short Bond
  Fund Class 3                          198,630  19.49     19.86       3,944,222         0.00       1.30   1.40   -1.48    -1.38
American Funds Global Growth Fund
  Class 2                             5,013,782  31.28     33.37     166,224,486         0.85       1.52   1.97   -1.34    -0.89
American Funds Growth Fund Class 2    7,384,493  31.58     33.67     246,740,667         0.73       1.52   1.97    7.36     7.84
American Funds Growth Fund Class 3      586,505 306.81    312.74     183,295,257         0.79       1.30   1.40    8.04     8.15
American Funds Growth-Income Fund
  Class 2                             8,729,063  27.05     28.85     250,139,701         1.40       1.52   1.97    9.35     9.84
American Funds Growth-Income Fund
  Class 3                               721,420 212.21    216.31     155,902,692         1.46       1.30   1.40   10.05    10.16
American Funds High-Income Bond
  Fund Class 3                          125,945  99.31    101.23      12,743,372         6.13       1.30   1.40   16.05    16.17
American Funds Insurance Series
  Class 4                               127,777   9.45      9.89       1,258,272         3.23       1.10   1.70    2.04     2.65
American Funds International Fund
  Class 3                               477,077  54.97     56.04      26,709,811         1.33       1.30   1.40    2.14     2.24
American Funds US Government
  AAA-Rated Securities Fund Class 3     259,915  39.63     40.40      10,492,781         1.43       1.30   1.40   -0.17    -0.07
AST Asset Allocation Portfolio
  Class 1                             2,299,860  37.85     39.36      90,508,614         2.78       1.52   1.77    8.84     9.11
AST Asset Allocation Portfolio
  Class 2                               146,465  35.98     38.47       5,542,476         2.56       1.52   1.97    8.46     8.95
AST Asset Allocation Portfolio
  Class 3                             1,624,960  11.98     14.90      37,824,677         2.54       1.10   2.30    7.99     9.29
AST Capital Appreciation Portfolio
  Class 1                             2,649,737  24.87     95.66     249,778,064         0.00       1.52   1.77    0.20     0.45
AST Capital Appreciation Portfolio
  Class 2                               425,984  88.63     95.13      39,599,243         0.00       1.40   1.97   -0.15     0.42
AST Capital Appreciation Portfolio
  Class 3                             9,920,776  14.26     21.67     397,797,256         0.00       1.10   2.30   -0.58     0.62
AST Government and Quality Bond
  Portfolio Class 1                   3,038,083  13.95     21.25      64,177,183         1.42       1.52   1.77   -0.31    -0.06
AST Government and Quality Bond
  Portfolio Class 2                   1,205,009  19.46     20.80      24,863,926         1.18       1.52   1.97   -0.66    -0.21
AST Government and Quality Bond
  Portfolio Class 3                  34,857,836  10.00     11.25     532,095,378         1.21       1.10   2.30   -1.08     0.11
AST Growth Portfolio Class 1          1,220,490  49.03     51.02      62,200,041         1.00       1.52   1.77    5.52     5.78
AST Growth Portfolio Class 2            344,929  46.81     49.94      17,064,576         0.80       1.52   1.97    5.15     5.63
AST Growth Portfolio Class 3          2,396,140  12.86     44.29      83,328,327         0.74       1.10   2.17    4.84     5.96
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                     367,303  10.27     10.93       4,147,291         3.46       1.10   2.30    3.86     5.11
AST Natural Resources Portfolio
  Class 1                               589,517  37.64     39.17      23,071,675         4.21       1.52   1.77   27.69    28.00
AST Natural Resources Portfolio
  Class 2                               141,328  35.95     38.44       5,344,708         4.22       1.52   1.97   27.24    27.81
AST Natural Resources Portfolio
  Class 3                             4,084,353   7.49      8.42      69,625,125         4.02       1.10   2.30   26.70    28.22
AST Strategic Multi-Asset Portfolio
  Class 3                                36,876   9.91      9.92         365,573         0.00       1.15   1.30   -1.34    -1.30
BlackRock Global Allocation V.I.
  Fund Class III                        219,791   9.47      9.97       2,130,989         1.25       1.10   1.70    2.06     2.67
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         98,350   9.70     10.43       1,005,132         3.10       1.10   1.70    4.43     5.06
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III         34,361   9.49     10.05         341,871         2.06       1.10   1.70    4.38     5.00
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III             11,664   9.87     10.00         115,871         2.36       1.10   1.40    1.89     2.19
BlackRock iShares Equity
  Appreciation V.I. Fund Class III       14,686   9.51      9.97         143,427         1.80       1.10   1.40    7.54     7.86
Columbia VP Asset Allocation Fund
  Class 1                                45,110  16.00     16.63         749,358         2.23       1.52   1.77    3.52     3.77
Columbia VP Dividend Opportunity
  Fund Class 1                          103,609  16.40     17.07       1,758,478         0.00       1.52   1.77   11.68    11.96
Columbia VP Emerging Markets Bond
  Fund Class 2                              206  10.15     10.25           2,111         4.42       1.10   1.70    9.21     9.86
Columbia VP Income Opportunities
  Fund Class 1                          559,044  22.96     24.93      13,688,680        10.22       1.52   2.17    8.56     9.26
Columbia VP Large Cap Growth Fund
  Class 1                             2,242,342  10.41     10.46      23,434,619         0.00       1.52   2.17    4.13     4.59
Columbia VP Limited Duration Credit
  Fund Class 2                            2,720             9.91          26,949         9.90              1.10             4.13
Columbia VP Loomis Sayles Growth
  Fund Class 1                          161,969  10.43     10.45       1,691,351         0.00       1.52   1.77    4.29     4.46
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               21,650  15.05     17.03         362,690         0.00       1.52   2.02    0.25     0.75
Columbia VP Select International
  Equity Class 2                        131,396   9.69      9.71       1,275,309         1.12       1.52   1.77   -3.09    -2.93
Columbia VP Small Company Growth
  Fund Class 1                           36,596  17.88     18.61         677,629         0.00       1.52   1.77   10.77    11.05
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         3,615,670  12.04     13.41      46,566,420         3.84       1.10   2.30   10.61    11.95
FTVIP Franklin Income VIP Fund
  Class 2                            10,442,843  12.92     14.42     144,932,320         4.79       1.10   2.30   11.44    12.78
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           63,662   9.88      9.99         630,437         3.55       1.10   1.70    6.12     6.76
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class           3,937             9.79          38,529         0.26              1.10             3.20
Goldman Sachs VIT Government Money
  Market Fund Service Class           5,594,375   9.87      9.93      55,423,130         0.02       1.10   1.95   -1.27    -0.70
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class       85,350   9.16      9.17         780,226         0.84       1.10   1.70   -1.41    -0.82
Goldman Sachs VIT Strategic Income
  Fund Adv Class                         21,309   9.44      9.74         203,632         1.97       1.10   1.35   -0.61    -0.36
Invesco V.I. American Franchise
  Fund Series II                        977,733  13.72     17.18      16,946,377         0.00       1.10   2.30   -0.30     0.90
Invesco V.I. Balanced-Risk
  Allocation Fund Series II              36,089  10.25     10.61         375,051         0.20       1.10   1.40    9.97    10.30
Invesco V.I. Comstock Fund Series II 16,979,208  13.17     15.34     318,217,781         1.28       1.10   2.30   14.33    15.71
Invesco V.I. Growth and Income Fund
  Series II                          21,778,769  13.76     16.02     452,698,782         0.87       1.10   2.30   16.72    18.13
Ivy VIP Asset Strategy Class A           38,574   8.32      8.69         330,670         0.50       1.10   1.70   -4.21    -3.63
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     93,065  10.26     10.83         999,703         6.24       1.10   1.70   10.25    10.91
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                     16,046            11.31         181,508         1.23              1.10            14.48
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 11,722,972  13.48     13.62     201,147,166         1.44       1.10   2.30   14.46    15.84
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                    848,772  21.64     22.46      19,014,948         0.48       1.52   1.77   14.36    14.64
Lord Abbett Fund Short Duration
  Portfolio Class VC                     82,407   9.98     10.13         831,951         2.42       1.10   1.70    1.73     2.34
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                  86,558   8.91      9.18         791,223         0.00       1.10   1.70   -2.32    -1.73
PIMCO VIT All Asset Portfolio Adv
  Class                                   4,141   9.71      9.86          40,334         2.19       1.10   1.40   11.34    11.67
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                    12,726  10.35     10.69         132,663         3.99       1.10   1.40   11.63    11.96

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                    73,697  9.93      10.03         737,334        1.76        1.10   1.70    2.87     3.49
Principal Diversified International
  Account Class 1                       104,876  6.98       7.37         767,571        2.11        1.40   1.80   -1.43    -1.03
Principal Diversified International
  Account Class 2                        52,785  6.58       6.96         362,771        2.04        1.55   1.95   -1.82    -1.42
Principal Equity Income Account
  Class 1                               808,983 15.87      16.88      13,498,791        2.67        1.40   1.80   13.66    14.11
Principal Equity Income Account
  Class 2                               540,798 14.91      15.31       8,425,726        2.48        1.52   1.95   13.21    13.70
Principal Government & High Quality
  Bond Account Class 1                  303,754  8.14       8.65       2,572,503        3.56        1.40   1.80   -0.01     0.39
Principal Government & High Quality
  Bond Account Class 2                  107,931  7.65       8.11         868,977        3.60        1.55   1.95   -0.41    -0.02
Principal Income Account Class 1        388,160 10.13      10.78       4,140,656        4.54        1.40   1.80    3.84     4.25
Principal Income Account Class 2        200,256  9.60      10.20       2,034,448        4.71        1.55   1.95    3.49     3.90
Principal LargeCap Growth Account
  Class 1                                46,464 10.35      11.01         506,909        0.26        1.40   1.80   -6.82    -6.45
Principal LargeCap Growth Account
  Class 2                                37,831  9.79      10.39         390,805        0.08        1.55   1.95   -7.20    -6.83
Principal PVC Capital Appreciation
  Account Class 1                       440,632 21.20      22.55       9,859,066        1.08        1.40   1.80    7.17     7.60
Principal PVC Capital Appreciation
  Account Class 2                        92,625 19.88      21.12       1,942,782        0.84        1.55   1.95    6.76     7.18
Principal PVC MidCap Blend Acct
  Class 1                                85,276 20.14      21.41       1,795,986        0.40        1.40   1.80    8.40     8.84
Principal PVC MidCap Blend Acct
  Class 2                                32,010 18.91      20.09         637,942        0.12        1.55   1.95    7.99     8.42
Principal PVC SmallCap Account
  Class 1                                57,427 12.09      12.84         716,661        0.24        1.40   1.80   15.30    15.76
Principal PVC SmallCap Account
  Class 2                                32,325 11.39      12.06         386,646        0.07        1.55   1.95   14.90    15.36
Principal Real Estate Securities
  Account Class 1                        13,147 30.39      32.19         421,391        1.42        1.40   1.80    3.96     4.38
Principal Real Estate Securities
  Account Class 2                         8,136 30.05      30.99         250,660        1.22        1.55   1.70    3.76     3.91
Principal SAM Balanced Portfolio
  Class 1                             2,170,674 14.23      15.13      32,182,335        2.08        1.40   1.80    4.92     5.34
Principal SAM Balanced Portfolio
  Class 2                             2,043,509 13.43      14.33      28,981,100        1.83        1.52   1.95    4.57     5.02
Principal SAM Conservative Balanced
  Portfolio Class 1                     290,260  9.98      10.61       3,038,294        2.43        1.40   1.80    4.48     4.90
Principal SAM Conservative Balanced
  Portfolio Class 2                     334,936  9.43      14.02       3,437,949        2.17        1.52   1.95    4.03     4.48
Principal SAM Conservative Growth
  Portfolio Class 1                   1,063,647 14.94      15.88      16,493,154        1.40        1.40   1.80    5.09     5.51
Principal SAM Conservative Growth
  Portfolio Class 2                   1,119,781 14.05      14.97      16,542,913        1.17        1.52   1.95    4.70     5.15
Principal SAM Flexible Income
  Portfolio Class 1                     509,471 11.33      12.07       6,036,946        3.15        1.40   1.80    5.14     5.56
Principal SAM Flexible Income
  Portfolio Class 2                     573,433 10.72      14.05       6,504,225        3.08        1.52   1.95    4.68     5.13
Principal SAM Strategic Growth
  Portfolio Class 1                     219,047 16.28      17.29       3,730,405        1.36        1.40   1.80    4.26     4.68
Principal SAM Strategic Growth
  Portfolio Class 2                     407,450 15.32      16.37       6,563,683        1.19        1.52   1.95    3.87     4.31
Principal Short-Term Income Account
  Class 1                               177,800  7.34       7.81       1,357,068        2.86        1.40   1.80    0.32     0.72
Principal Short-Term Income Account
  Class 2                               132,546  6.96       7.39         965,232        2.28        1.55   1.95    0.04     0.44
SST Allocation Balanced Portfolio
  Class 3                             9,119,217 10.32      13.28     129,162,151        1.85        1.10   2.30    2.84     4.08
SST Allocation Growth Portfolio
  Class 3                             1,856,917 10.37      14.04      27,253,677        1.68        1.10   2.15    3.50     4.59
SST Allocation Moderate Growth
  Portfolio Class 3                  13,266,860 10.35      13.26     187,803,555        1.74        1.10   2.30    3.26     4.50
SST Allocation Moderate Portfolio
  Class 3                            12,342,311 10.34      13.36     176,012,657        1.72        1.10   2.30    3.18     4.42
SST Asset Allocation Diversified
  Growth Portfolio Class 3               35,541 10.31      10.77         363,204        0.94        1.10   1.40    5.63     5.95
SST Diversified Fixed Income
  Portfolio Class 3                      11,676 10.00      10.15         117,253        1.22        1.10   1.40    1.76     2.06
SST SA Columbia Focused Growth
  Portfolio Class 3                       4,724             9.24          43,676        0.00               1.10           -10.11
SST SA Columbia Focused Value
  Portfolio Class 3                       5,080 10.80      11.61          57,717        1.02        1.10   1.70   17.02    17.72
SST International Equity Portfolio
  Class 3                                25,297  9.06       9.14         229,722        1.62        1.10   1.40   -1.72    -1.42
SST Large Cap Growth Portfolio
  Class 3                                 7,720 10.46      11.04          80,367        0.18        1.10   1.40    1.44     1.74
SST Large Cap Value Portfolio
  Class 3                                10,958 10.58      10.98         117,223        1.51        1.10   1.40   13.19    13.53
SST Mid Cap Growth Portfolio Class 3     28,632 10.11      10.77         302,355        0.00        1.10   1.40    3.06     3.37
SST Mid Cap Value Portfolio Class 3      28,179 10.57      11.21         307,756        0.97        1.10   1.40   14.13    14.48
SST Real Return Portfolio Class 3    26,513,148  9.94      10.58     299,204,645        0.00        1.10   2.30    1.35     2.57
SST Small Cap Portfolio Class 3          14,191 10.87      11.86         162,460        0.00        1.10   1.40   16.98    17.34
SST Stock Portfolio Class 3              21,527  9.90      11.31         236,869        0.00        1.10   1.70   -0.71    -0.11
SAST Aggressive Growth Portfolio
  Class 1                             1,011,488 10.72      21.08      21,284,060        0.00        1.52   1.77    5.50     5.76
SAST Aggressive Growth Portfolio
  Class 2                               140,110 19.26      20.58       2,855,195        0.00        1.52   1.97    5.13     5.61
SAST Aggressive Growth Portfolio
  Class 3                             1,487,003 12.23      12.28      22,387,502        0.00        1.10   2.30    4.68     5.94
SAST SA AB Growth Portfolio Class 1   2,525,631 16.18      61.49     153,724,858        0.20        1.52   1.77    1.02     1.27
SAST SA AB Growth Portfolio Class 2     294,065 56.09      61.33      17,516,431        0.04        1.40   1.97    0.66     1.24
SAST SA AB Growth Portfolio Class 3   2,620,315 15.06      17.90      98,137,751        0.00        1.10   2.30    0.23     1.44
SAST American Funds Asset
  Allocation Portfolio Class 3       16,750,562 12.20      14.47     259,103,746        1.74        1.10   2.30    6.62     7.91
SAST American Funds Global Growth
  Portfolio Class 3                  23,925,284 12.02      15.07     383,199,593        1.69        1.10   2.30   -1.93    -0.75
SAST American Funds Growth
  Portfolio Class 3                  17,720,152 13.75      16.02     302,223,973        0.32        1.10   2.30    6.70     7.99
SAST American Funds Growth-Income
  Portfolio Class 3                  14,664,143 13.71      15.35     238,231,669        1.41        1.10   2.30    8.69     9.99
SAST Balanced Portfolio Class 1       1,670,764 13.66      25.21      41,900,949        1.66        1.52   1.77    5.29     5.55
SAST Balanced Portfolio Class 2         316,357 23.08      24.63       7,702,217        1.48        1.52   1.97    4.92     5.39
SAST Balanced Portfolio Class 3       5,622,038 12.30      14.77      98,326,149        1.44        1.10   2.30    4.47     5.73
SAST BlackRock VCP Global Multi-
  Asset Portfolio Class 3            37,804,236 10.32      10.42     392,953,337        0.06        1.10   2.15    3.19     4.21
SAST Blue Chip Growth Portfolio
  Class 1                               657,941  9.85      12.48       6,817,677        0.57        1.52   1.77    4.49     4.75
SAST Blue Chip Growth Portfolio
  Class 2                               253,275  9.42      10.05       2,525,947        0.40        1.52   1.97    4.13     4.59
SAST Blue Chip Growth Portfolio
  Class 3                             6,716,150 13.91      15.62      90,396,791        0.36        1.10   2.30    3.68     4.93
SAST Capital Growth Portfolio
  Class 1                               385,795 11.23      11.69       4,499,477        0.18        1.52   1.77    0.56     0.81
SAST Capital Growth Portfolio
  Class 2                               122,508 10.72      11.43       1,385,608        0.02        1.52   1.97    0.21     0.66
SAST Capital Growth Portfolio
  Class 3                             3,469,979 10.46      12.75      41,695,756        0.00        1.10   2.17   -0.09     0.98
SAST Corporate Bond Portfolio
  Class 1                             1,864,212 28.61      29.79      55,446,454        4.62        1.52   1.77    6.85     7.11
SAST Corporate Bond Portfolio
  Class 2                               582,655 27.26      29.13      16,840,051        4.56        1.52   1.97    6.47     6.95
SAST Corporate Bond Portfolio
  Class 3                            30,459,042 10.72      15.47     621,684,478        4.35        1.10   2.30    6.02     7.29
SAST Dogs of Wall Street Portfolio
  Class 1                             1,015,867 25.44      26.48      26,869,209        2.30        1.52   1.77   15.87    16.15

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2016                      For the Year Ended December 31, 2016
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Dogs of Wall Street
  Portfolio Class 2                    234,696 24.32      25.92        6,032,698       2.08        1.52   1.97   15.46    15.98
SAST Dogs of Wall Street
  Portfolio Class 3                  4,930,440 14.22      20.28      111,516,305       2.09        1.10   2.30   14.97    16.35
SAST Dynamic Allocation Portfolio
  Class 3                          710,379,450  9.82      11.53    8,545,058,556       1.46        1.10   2.30    2.14     3.37
SAST Dynamic Strategy Portfolio
  Class 3                          457,797,898  9.87      11.62    5,489,904,131       1.42        1.10   2.15    2.92     4.00
SAST Emerging Markets Portfolio
  Class 1                            1,183,654 15.45      24.07       19,048,614       2.07        1.52   1.77    8.77     9.04
SAST Emerging Markets Portfolio
  Class 2                              219,944 14.72      15.71        3,427,024       1.79        1.52   1.97    8.39     8.88
SAST Emerging Markets Portfolio
  Class 3                            9,316,070  8.17       9.00      112,121,819       1.67        1.10   2.30    7.93     9.22
SAST Equity Opportunities
  Portfolio Class 1                    772,040 31.90      33.21       25,613,545       0.76        1.52   1.77    9.71     9.98
SAST Equity Opportunities
  Portfolio Class 2                    122,648 30.37      32.47        3,954,414       0.58        1.52   1.97    9.32     9.81
SAST Equity Opportunities
  Portfolio Class 3                  2,478,652 13.96      15.86       53,774,397       0.54        1.10   2.30    8.86    10.17
SAST Foreign Value Portfolio
  Class 2                              729,118 16.72      18.07       13,121,281       1.65        1.52   1.97   -0.71    -0.26
SAST Foreign Value Portfolio
  Class 3                           31,016,379  9.42       9.76      395,265,253       1.67        1.10   2.30   -1.14     0.05
SAST Fundamental Growth Portfolio
  Class 1                            1,246,553 26.34      27.41       34,108,850       0.00        1.52   1.77   -0.78    -0.53
SAST Fundamental Growth Portfolio
  Class 2                               78,475 25.06      26.78        2,075,980       0.00        1.52   1.97   -1.12    -0.68
SAST Fundamental Growth Portfolio
  Class 3                            2,526,417 12.51      14.41       57,784,114       0.00        1.10   2.30   -1.55    -0.36
SAST Global Bond Portfolio Class 1     978,868 13.64      21.61       21,096,111       0.30        1.52   1.77   -0.46    -0.22
SAST Global Bond Portfolio Class 2     233,878 19.81      21.11        4,894,067       0.13        1.52   1.97   -0.81    -0.36
SAST Global Bond Portfolio Class 3  16,589,023  9.40      11.04      226,434,646       0.07        1.10   2.30   -1.24    -0.05
SAST Global Equities Portfolio
  Class 1                            1,368,531 12.29      27.82       37,931,551       1.36        1.52   1.77    3.81     4.07
SAST Global Equities Portfolio
  Class 2                              132,337 25.56      27.76        3,596,942       1.19        1.40   1.97    3.45     4.04
SAST Global Equities Portfolio
  Class 3                            1,768,510 11.63      11.64       28,770,048       1.11        1.10   2.30    3.01     4.25
SAST Growth Opportunities
  Portfolio Class 1                    723,143  9.09       9.45        6,831,484       0.00        1.52   1.77    2.10     2.35
SAST Growth Opportunities
  Portfolio Class 2                    290,203  8.66       9.26        2,667,479       0.00        1.52   1.97    1.74     2.20
SAST Growth Opportunities
  Portfolio Class 3                 10,826,280 12.27      16.50      134,846,222       0.00        1.10   2.30    1.31     2.53
SAST Growth-Income Portfolio
  Class 1                            2,373,264 15.74      51.65      120,856,489       1.88        1.52   1.77   13.53    13.81
SAST Growth-Income Portfolio
  Class 2                              175,757 47.13      50.41        8,777,752       1.72        1.52   1.97   13.13    13.64
SAST Growth-Income Portfolio
  Class 3                            6,661,764 13.84      15.74      133,815,899       1.67        1.10   2.30   12.65    14.00
SAST High-Yield Bond Portfolio
  Class 1                            1,377,454 29.29      30.45       41,900,245       6.58        1.52   1.77   16.18    16.47
SAST High-Yield Bond Portfolio
  Class 2                              261,478 27.82      29.76        7,707,963       6.72        1.52   1.97   15.78    16.30
SAST High-Yield Bond Portfolio
  Class 3                            6,690,025 11.05      13.59      123,879,319       6.73        1.10   2.30   15.28    16.67
SAST International Diversified
  Equities Portfolio Class 1         2,046,678 12.79      13.31       27,230,282       1.23        1.52   1.77   -3.67    -3.43
SAST International Diversified
  Equities Portfolio Class 2           769,565 12.21      13.02        9,950,111       1.02        1.52   1.97   -4.01    -3.58
SAST International Diversified
  Equities Portfolio Class 3         9,863,969  9.10       9.25      116,468,102       0.96        1.10   2.30   -4.42    -3.27
SAST International Growth and
  Income Portfolio Class 1           1,845,105 10.25      14.87       27,246,044       1.80        1.52   1.77   -0.27    -0.02
SAST International Growth and
  Income Portfolio Class 2             340,179 13.68      14.56        4,912,040       1.64        1.52   1.97   -0.62    -0.17
SAST International Growth and
  Income Portfolio Class 3           9,026,207  7.93       9.60      115,663,859       1.55        1.10   2.30   -1.04     0.15
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 1                            1,162,651 17.42      39.51       45,623,723       0.86        1.52   1.77    6.73     7.00
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 2                              211,826 36.32      38.66        8,128,044       0.61        1.52   1.97    6.36     6.84
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 3                           11,336,228 13.15      16.47      251,541,066       0.62        1.10   2.30    5.91     7.18
SAST SA MFS Total Return Bond
  Portfolio Class 1                  2,693,485 18.23      40.67      108,584,452       2.29        1.52   1.77    7.16     7.43
SAST SA MFS Total Return Bond
  Portfolio Class 2                    758,634 37.23      39.75       29,893,218       2.08        1.52   1.97    6.79     7.27
SAST SA MFS Total Return Bond
  Portfolio Class 3                  6,682,583 12.04      14.04      167,843,261       2.00        1.10   2.30    6.33     7.61
SAST Mid-Cap Growth Portfolio
  Class 1                            1,465,011 11.32      19.76       28,748,693       0.00        1.52   1.77   -1.55    -1.31
SAST Mid-Cap Growth Portfolio
  Class 2                              623,566 18.07      19.71       11,944,767       0.00        1.40   1.97   -1.89    -1.33
SAST Mid-Cap Growth Portfolio
  Class 3                            5,475,198 13.08      18.14      104,245,595       0.00        1.10   2.30   -2.31    -1.14
SAST Real Estate Portfolio Class 1     734,690 34.73      36.15       26,542,108       2.29        1.52   1.77    6.73     6.99
SAST Real Estate Portfolio Class 2     186,950 33.12      35.35        6,550,251       2.23        1.52   1.97    6.36     6.83
SAST Real Estate Portfolio Class 3  10,107,470 11.60      12.06      189,467,738       1.92        1.10   2.30    5.90     7.18
SAST SA Janus Focused Growth
  Portfolio Class 1                    590,718 16.88      17.57       10,366,079       0.00        1.52   1.77   -3.17    -2.93
SAST SA Janus Focused Growth
  Portfolio Class 2                    506,392 16.54      17.17        8,632,395       0.00        1.52   1.77   -3.32    -3.08
SAST SA Janus Focused Growth
  Portfolio Class 3                  5,785,018 11.83      14.58       92,635,182       0.00        1.10   2.30   -3.92    -2.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  1,352,999 27.73      28.81       38,943,699       1.93        1.52   1.77    1.56     1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                    249,214 27.08      28.15        6,968,522       1.71        1.52   1.77    1.41     1.66
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 43,120,503  9.89      12.80      694,664,663       1.66        1.10   2.30    0.78     1.99
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            5,697,680 19.45      58.68      331,856,875       0.86        1.52   1.77   12.59    12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2              770,664 53.60      58.51       43,828,251       0.69        1.40   1.97   12.20    12.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3           13,854,264 13.43      14.89      404,313,342       0.61        1.10   2.30   11.72    13.06
SAST Schroder's VCP Global
  Allocation Portfolio Class 3      30,345,467 10.74      10.87      328,834,258       0.00        1.10   2.30    7.44     8.65
SAST Small & Mid Cap Value
  Portfolio Class 2                    411,577 33.48      35.73       14,606,638       0.23        1.52   1.97   22.34    22.89
SAST Small & Mid Cap Value
  Portfolio Class 3                 15,477,739 14.15      19.78      414,810,848       0.13        1.10   2.30   21.82    23.29
SAST Small Company Value
  Portfolio Class 3                 10,201,524 13.79      16.69      173,968,272       0.43        1.10   2.30   27.60    29.13
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3        46,652,003 10.49      10.61      493,653,461       0.33        1.10   2.30    4.90     6.09
SAST Technology Portfolio Class 1    2,142,987  4.41       4.59        9,818,919       0.00        1.52   1.77   14.78    15.07
SAST Technology Portfolio Class 2      749,966  4.19       4.56        3,335,976       0.00        1.40   1.97   14.38    15.04
SAST Technology Portfolio Class 3    4,304,127 17.74      18.52       35,541,994       0.00        1.10   2.30   13.89    15.26

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Telecom Utility Portfolio
  Class 1                               483,684 22.52      23.44       11,326,174       2.94        1.52   1.77    8.63     8.90
SAST Telecom Utility Portfolio
  Class 2                                60,597 22.10      22.92        1,371,235       2.95        1.52   1.77    8.47     8.74
SAST Telecom Utility Portfolio
  Class 3                             1,217,465 10.96      15.66       22,106,968       2.71        1.10   2.30    7.79     9.09
SAST Ultra Short Bond Portfolio
  Class 1                             2,220,534  8.97      11.98       26,566,749       0.00        1.52   1.77   -1.84    -1.60
SAST Ultra Short Bond Portfolio
  Class 2                               594,953 10.98      11.71        6,918,068       0.00        1.52   1.97   -2.18    -1.74
SAST Ultra Short Bond Portfolio
  Class 3                            16,545,399  8.10       9.45      162,598,335       0.00        1.10   2.30   -2.60    -1.43
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             87,433,286 10.38      12.00    1,083,367,773       0.75        1.10   2.15    4.73     5.83
SAST VCP Total Return Balanced
  Portfolio Class 3                  81,202,899 10.22      11.02      919,517,270       0.00        1.10   2.15    4.51     5.61
SAST VCP Value Portfolio Class 3     78,488,067 10.70      11.94      962,839,411       0.66        1.10   2.15    7.52     8.65
UIF Global Infrastructure Portfolio
  Class II                               86,395  9.16       9.80          832,603       1.83        1.10   1.70   13.03    13.71
VALIC Company I Global Social
  Awareness Fund                         18,561 10.30      10.66          191,485       0.31        1.10   1.40    5.46     5.78
VALIC Company I International
  Equities Index Fund                   337,899  9.35       9.45        3,163,139       2.33        1.10   1.40   -0.15     0.15
VALIC Company I Mid Cap Index Fund      209,458 11.40      12.19        2,501,860       1.02        1.10   1.40   18.95    19.31
VALIC Company I Nasdaq-100 Index
  Fund                                  145,709 10.56      11.91        1,697,570       0.49        1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund    169,200 11.16      12.39        2,012,851       1.15        1.10   1.40   19.50    19.86
VALIC Company I Stock Index Fund        762,475 10.60      11.53        8,712,957       2.13        1.10   1.70    9.72    10.38

                                                December 31, 2015                       For the Year Ended December 31 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        2,791,383  22.13     22.88      63,748,342        1.59        1.52   1.77    -0.38   -0.13
American Funds Asset Allocation
  Fund Class 3                          523,181  68.06     69.31      36,231,221        1.66        1.30   1.40     0.05    0.15
American Funds Ultra-Short Bond
  Fund Class 3                          301,423  19.78     20.14       6,069,574        0.00        1.30   1.40    -1.83   -1.73
American Funds Global Growth Fund
  Class 2                             5,814,880  31.71     33.67     194,638,015        0.99        1.52   1.97     4.85    5.32
American Funds Growth Fund Class 2    8,582,423  29.42     31.22     266,061,733        0.58        1.52   1.97     4.77    5.25
American Funds Growth Fund Class 3      670,078 283.96    289.17     193,645,938        0.65        1.30   1.40     5.44    5.54
American Funds Growth-Income Fund
  Class 2                            10,210,265  24.74     26.27     266,505,791        1.25        1.52   1.97    -0.52   -0.08
American Funds Growth-Income Fund
  Class 3                               823,135 192.83    196.37     161,492,915        1.33        1.30   1.40     0.12    0.22
American Funds High-Income Bond
  Fund Class 3                          133,285  85.58     87.14      11,609,844        5.37        1.30   1.40    -8.42   -8.33
American Funds Insurance Series
  Class 4                                69,041   9.43      9.64         662,428        2.81        1.10   1.40    -3.16   -2.87
American Funds International Fund
  Class 3                               576,621  53.82     54.81      31,581,888        1.55        1.30   1.40    -5.77   -5.68
American Funds US Government
  AAA-Rated Securities Fund Class 3     271,758  39.70     40.42      10,978,306        1.40        1.30   1.40     0.23    0.33
AST Asset Allocation Portfolio
  Class 1                             2,630,695  34.78     36.08      94,831,785        2.92        1.52   1.77    -3.45   -3.21
AST Asset Allocation Portfolio
  Class 2                               164,976  33.17     35.31       5,746,646        2.76        1.52   1.97    -3.78   -3.35
AST Asset Allocation Portfolio
  Class 3                             1,559,554  10.96     13.79      34,297,407        2.80        1.10   2.30    -4.20   -3.04
AST Capital Appreciation Portfolio
  Class 1                             3,034,634  91.72     95.23     284,721,855        0.00        1.52   1.77     6.82    7.09
AST Capital Appreciation Portfolio
  Class 2                               489,826  88.76     94.73      45,450,170        0.00        1.40   1.97     6.45    7.06
AST Capital Appreciation Portfolio
  Class 3                            10,203,791  14.17     21.80     426,922,869        0.00        1.10   2.30     5.99    7.27
AST Government and Quality Bond
  Portfolio Class 1                   3,311,085  20.49     21.27      70,014,654        1.48        1.52   1.77    -1.22   -0.98
AST Government and Quality Bond
  Portfolio Class 2                   1,444,594  19.59     20.81      29,886,349        1.28        1.52   1.97    -1.57   -1.13
AST Government and Quality Bond
  Portfolio Class 3                  32,693,134   9.99     11.37     517,482,820        1.28        1.10   2.30    -1.99   -0.81
AST Growth Portfolio Class 1          1,407,748  46.46     48.23      67,822,689        0.62        1.52   1.77    -1.61   -1.36
AST Growth Portfolio Class 2            399,190  44.52     47.28      18,719,395        0.42        1.52   1.97    -1.95   -1.51
AST Growth Portfolio Class 3          2,674,883  12.13     14.28      89,410,347        0.34        1.10   2.15    -2.22   -1.19
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                       8,383   9.77     10.78         107,648        0.75        1.10   1.40    -6.05   -5.77
AST Natural Resources Portfolio
  Class 1                               671,538  29.47     30.60      20,531,857        1.53        1.52   1.77   -22.77  -22.58
AST Natural Resources Portfolio
  Class 2                               172,720  28.25     30.02       5,118,355        1.29        1.52   1.97   -23.04  -22.70
AST Natural Resources Portfolio
  Class 3                             4,882,343   5.92      6.57      66,749,200        1.15        1.10   2.30   -23.37  -22.45
BlackRock Global Allocation V.I.
  Fund Class III                        215,571   9.27      9.71       2,036,288        1.42        1.10   1.70    -7.26   -2.08
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         64,714   9.29      9.93         630,027        5.66        1.10   1.70    -7.12   -2.32
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III         30,466   9.09      9.57         288,623        3.57        1.10   1.70    -9.10   -5.04
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III              5,033   9.69      9.79          49,112        3.49        1.10   1.40    -2.84   -2.55
BlackRock iShares Equity
  Appreciation V.I. Fund Class III       10,067   8.85      9.24          91,274        3.34        1.10   1.40    -8.00   -7.72
Columbia VP Asset Allocation Fund
  Class 1                                48,225  15.45     16.02         771,994        2.07        1.52   1.77    -0.71   -0.46
Columbia VP Dividend Opportunity
  Fund Class 1                          122,000  14.68     15.24       1,848,927        0.00        1.52   1.77    -4.36   -4.12
Columbia VP Emerging Markets Bond
  Fund Class 2                              206   9.29      9.33           1,916        0.00        1.10   1.70    -7.10   -2.39
Columbia VP Income Opportunities
  Fund Class 1                          577,730  21.15     22.81      12,963,856        9.20        1.52   2.17    -3.12   -2.49
Columbia VP Limited Duration Credit
  Fund Class 2                            9,468   9.58      9.51          90,115        0.00        1.10   1.40    -3.84   -3.56
Columbia VP Large Cap Growth Fund
  II Class 1                             46,711  21.12     21.91       1,016,555        0.00        1.52   1.77    -0.24    0.01
Columbia VP Large Cap Growth Fund
  III Class 1                         1,465,113  17.03     18.48      26,649,644        0.16        1.52   2.17     0.37    1.03
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       102,511  16.16     16.76       1,704,994        0.11        1.52   1.77     0.38    0.63
Columbia VP International
  Opportunities Fund Class 2             78,454  17.90     18.53       1,448,271        0.28        1.52   1.77    -1.79   -1.54
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               26,926  15.02     16.91         443,287        0.00        1.52   2.02     3.50    4.02

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                       For the Year Ended December 31 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
Columbia VP Small Company Growth
  Fund Class 1                           43,151 16.14      16.76         718,921        0.00        1.52   1.77     2.00    2.26
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,171,986 10.88      11.98      48,202,007        3.02        1.10   2.30    -8.35   -7.24
FTVIP Franklin Income VIP Fund
  Class 2                            11,333,252 11.59      12.79     140,075,957        4.72        1.10   2.30    -9.17   -8.07
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           58,383  9.31       9.36         541,942        6.39        1.10   1.70    -6.92   -4.92
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class           4,209  8.97       9.48          39,641        0.18        1.10   1.70   -10.33   -6.07
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class       53,719  9.23       9.31         495,129        3.62        1.10   1.70    -6.94   -5.93
Goldman Sachs VIT Strategic Income
  Fund Adv Class                         18,829  9.41       9.48         179,962        1.92        1.10   1.40    -3.61   -3.32
Invesco V.I. American Franchise
  Fund Series II                      1,044,100 13.59      17.23      17,915,130        0.00        1.10   2.30     2.37    3.60
Invesco V.I. Balanced-Risk
  Allocation Fund Series II              24,709  9.01       9.62         233,043        2.73        1.10   1.70    -9.88   -5.45
Invesco V.I. Comstock Fund Series II 19,495,530 11.39      13.42     318,911,495        1.66        1.10   2.30    -8.33   -7.22
Invesco V.I. Growth and Income Fund
  Series II                          25,455,167 11.65      13.72     453,812,224        2.55        1.10   2.30    -5.51   -4.37
Ivy VIP Asset Strategy Class A           32,456  8.61       9.02         289,994        0.21        1.10   1.40    -9.62   -9.35
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     45,171  9.30       9.76         436,149        8.22        1.10   1.70    -6.98    0.10
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                     17,254             9.88         170,492        0.02               1.10           -14.58
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 13,843,406 11.63      11.90     206,593,937        1.18        1.10   2.30    -5.07   -3.93
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                    975,144 18.93      19.59      19,055,021        0.55        1.52   1.77    -5.48   -5.24
Lord Abbett Fund Short Duration
  Portfolio Class VC                     91,371  9.81       9.90         903,381        2.71        1.10   1.70    -1.92    1.59
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                  51,274  9.12       9.35         477,375        0.00        1.10   1.70    -8.81   -6.10
PIMCO VIT All Asset Portfolio Adv
  Class                                   2,077  8.70       8.85          18,142        0.20        1.10   1.40   -10.45  -10.18
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                     4,344  9.24       9.58          41,143        6.16        1.10   1.40    -3.67   -3.38
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                    37,305  9.66       9.69         361,075        2.10        1.10   1.70    -3.43   -2.85
Principal Diversified International
  Account Class 1                       132,854  7.08       7.45         984,213        2.58        1.40   1.80    -2.13   -1.74
Principal Diversified International
  Account Class 2                        54,686  6.70       7.06         381,698        2.22        1.55   1.95    -2.57   -2.18
Principal Equity Income Account
  Class 1                               938,574 13.96      14.79      13,742,463        2.41        1.40   1.80    -5.64   -5.26
Principal Equity Income Account
  Class 2                               634,532 13.17      13.46       8,705,414        2.19        1.52   1.95    -6.00   -5.60
Principal Government & High Quality
  Bond Account Class 1                  349,519  8.14       8.62       2,956,911        3.28        1.40   1.80    -1.00   -0.61
Principal Government & High Quality
  Bond Account Class 2                   98,474  7.68       8.11         792,918        3.18        1.55   1.95    -1.28   -0.88
Principal Income Account Class 1        446,081  9.76      10.34       4,571,031        4.33        1.40   1.80    -2.48   -2.09
Principal Income Account Class 2        226,558  9.28       9.81       2,216,560        3.91        1.55   1.95    -2.84   -2.45
Principal LargeCap Blend Account II
  Class 1                                    --    --         --              --        2.80        1.40   1.80     0.00    0.00
Principal LargeCap Blend Account II
  Class 2                                    --    --         --              --        2.01        1.55   1.95     0.00    0.00
Principal LargeCap Growth Account
  Class 1                                57,254 11.10      11.77         668,524        0.13        1.40   1.80     3.11    3.52
Principal LargeCap Growth Account
  Class 2                                37,927 10.55      11.15         420,667        0.00        1.55   1.95     2.71    3.12
Principal Money Market Account
  Class 1                               158,789  5.32       5.66         877,921        0.00        1.40   1.80    -1.78   -1.39
Principal Money Market Account
  Class 2                                90,200  5.15       5.45         484,218        0.00        1.55   1.95    -1.93   -1.54
Principal PVC Capital Appreciation
  Account Class 1                       508,754 19.78      20.96      10,585,868        0.27        1.40   1.80     0.35    0.76
Principal PVC Capital Appreciation
  Account Class 2                       107,657 18.62      19.71       2,108,503        0.04        1.55   1.95    -0.03    0.37
Principal PVC MidCap Blend Acct
  Class 1                               100,415 18.58      19.67       1,947,924        0.52        1.40   1.80    -0.17    0.23
Principal PVC MidCap Blend Acct
  Class 2                                42,728 17.51      18.53         786,812        0.25        1.55   1.95    -0.59   -0.19
Principal PVC SmallCap Account
  Class 1                                64,235 10.48      11.09         695,220        0.87        1.40   1.80     4.83   10.91
Principal PVC SmallCap Account
  Class 2                                36,662  9.91      10.46         380,420        0.37        1.55   1.95    -0.85    4.58
Principal Real Estate Securities
  Account Class 1                        14,969 29.23      30.84         459,360        1.42        1.40   1.80     2.35    2.76
Principal Real Estate Securities
  Account Class 2                         8,414 28.96      29.82         249,517        1.45        1.55   1.70     2.25    2.40
Principal SAM Balanced Portfolio
  Class 1                             2,421,383 13.56      14.37      34,164,668        2.87        1.40   1.80    -2.58   -2.19
Principal SAM Balanced Portfolio
  Class 2                             2,331,940 12.85      13.65      31,530,350        2.66        1.52   1.95    -2.99   -2.57
Principal SAM Conservative Balanced
  Portfolio Class 1                     347,189  9.55      10.11       3,471,829        3.23        1.40   1.80    -2.55   -2.16
Principal SAM Conservative Balanced
  Portfolio Class 2                     430,461  9.06      13.41       4,201,519        3.09        1.52   1.95    -2.85   -2.43
Principal SAM Conservative Growth
  Portfolio Class 1                   1,172,681 14.21      15.05      17,274,371        2.19        1.40   1.80    -2.86   -2.47
Principal SAM Conservative Growth
  Portfolio Class 2                   1,284,667 13.42      14.24      18,070,799        1.98        1.52   1.95    -3.25   -2.83
Principal SAM Flexible Income
  Portfolio Class 1                     621,141 10.78      11.43       7,000,547        3.57        1.40   1.80    -3.07   -2.68
Principal SAM Flexible Income
  Portfolio Class 2                     622,664 10.24      13.36       6,718,550        3.29        1.52   1.95    -3.45   -3.03
Principal SAM Strategic Growth
  Portfolio Class 1                     258,928 15.61      16.51       4,220,271        2.18        1.40   1.80    -3.38   -2.99
Principal SAM Strategic Growth
  Portfolio Class 2                     458,021 14.75      15.69       7,082,676        2.12        1.52   1.95    -3.77   -3.35
Principal Short-Term Income Account
  Class 1                                90,686  7.32       7.76         692,343        2.47        1.40   1.80    -1.09   -0.69
Principal Short-Term Income Account
  Class 2                                91,701  6.96       7.35         666,760        2.53        1.55   1.95    -1.35   -0.96
Principal SmallCap Value Account I
  Class 1                                    --    --         --              --        2.04        1.40   1.80     0.00    0.00
Principal SmallCap Value Account I
  Class 2                                    --    --         --              --        1.99        1.55   1.95     0.00    0.00
SST Allocation Balanced Portfolio
  Class 3                             9,808,347  9.92      12.92     133,910,023        1.29        1.10   2.30    -3.57   -2.41
SST Allocation Growth Portfolio
  Class 3                             1,891,628  9.91      13.31      26,621,533        1.41        1.10   2.30    -4.10   -2.94
SST Allocation Moderate Growth
  Portfolio Class 3                  14,224,508  9.90      12.84     193,378,093        1.34        1.10   2.30    -3.97   -2.81
SST Allocation Moderate Portfolio
  Class 3                            13,221,703  9.90      12.95     181,299,733        1.28        1.10   2.30    -3.87   -2.71
SST Asset Allocation Diversified
  Growth Portfolio Class 3               13,112  9.33      10.16         124,614        5.86        1.10   1.35    -6.74   -1.49
SST Diversified Fixed Income
  Portfolio Class 3                       6,915  9.83       9.94          68,204        3.25        1.10   1.40    -1.91   -1.62
SST SA Columbia Focused Growth
  Portfolio Class 3                       2,785  9.67      10.28          28,645        0.00        1.10   1.35    -3.34    2.04
SST SA Columbia Focused Value
  Portfolio Class 3                       4,667  9.26       9.86          45,264        1.39        1.10   1.35    -7.45   -5.21

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2015                       For the Year Ended December 31 2015
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SST International Equity
  Portfolio Class 3                     23,474  9.20       9.30          216,388       2.03        1.10   1.40    -4.45   -4.17
SST Large Cap Growth Portfolio
  Class 3                                8,467 10.31      10.85           87,329       0.12        1.10   1.40     2.85    3.16
SST Large Cap Value Portfolio
  Class 3                               11,052  9.34       9.67          104,117       0.46        1.10   1.40    -6.39   -6.11
SST Mid Cap Growth Portfolio
  Class 3                               28,478  9.81      10.42          291,101       0.00        1.10   1.40    -1.28   -0.98
SST Mid Cap Value Portfolio
  Class 3                               23,282  9.27       9.79          221,893       0.40        1.10   1.40    -7.34   -7.06
SST Real Return Portfolio Class 3   26,378,012  9.69      10.44      291,217,509       3.72        1.10   2.30    -3.60   -2.43
SST Small Cap Portfolio Class 3         10,444  9.29      10.11          103,625       0.00        1.10   1.40    -7.20   -6.92
SST Stock Portfolio Class 3             25,580  9.97      11.32          279,173       0.00        1.10   1.70    -0.32    9.05
Steriling Capital Select Equity
  VIF                                       --    --         --               --       0.27        1.52   2.17     0.00    0.00
Steriling Capital Special
  Opportunities VIF                         --    --         --               --       3.00        1.52   2.17     0.00    0.00
Steriling Capital Strategic
  Allocation Equity VIF                     --    --         --               --       0.00        1.52   2.17     0.00    0.00
Steriling Capital Total Return
  Bond VIF                                  --    --         --               --       4.93        1.52   2.17     0.00    0.00
SAST Aggressive Growth Portfolio
  Class 1                            1,149,746 19.20      19.93       22,903,971       0.00        1.52   1.77    -2.92   -2.68
SAST Aggressive Growth Portfolio
  Class 2                              159,660 18.32      19.48        3,085,053       0.00        1.52   1.97    -3.26   -2.82
SAST Aggressive Growth Portfolio
  Class 3                            1,678,891 11.55      11.73       24,105,178       0.00        1.10   2.30    -3.67   -2.51
SAST SA AB Growth Portfolio
  Class 1                            2,846,827 58.49      60.72      171,125,893       0.13        1.52   1.77     9.31    9.58
SAST SA AB Growth Portfolio
  Class 2                              334,856 55.72      60.58       19,731,724       0.00        1.40   1.97     8.93    9.55
SAST SA AB Growth Portfolio
  Class 3                            2,765,013 14.84      17.86      109,017,114       0.00        1.10   2.30     8.46    9.77
SAST American Funds Asset
  Allocation Portfolio Class 3      13,107,481 11.30      13.57      188,847,907       1.45        1.10   2.30    -1.21   -0.02
SAST American Funds Global Growth
  Portfolio Class 3                 24,266,979 12.11      15.37      393,581,874       0.90        1.10   2.30     4.23    5.49
SAST American Funds Growth
  Portfolio Class 3                 18,339,918 12.73      15.01      291,442,744       0.91        1.10   2.30     4.12    5.37
SAST American Funds Growth-
  Income Portfolio Class 3          15,356,253 12.46      14.12      227,794,009       1.01        1.10   2.30    -1.14    0.06
SAST Balanced Portfolio Class 1      1,786,855 23.01      23.88       42,403,300       1.73        1.52   1.77    -1.72   -1.48
SAST Balanced Portfolio Class 2        323,806 22.00      23.37        7,482,921       1.54        1.52   1.97    -2.07   -1.63
SAST Balanced Portfolio Class 3      5,566,611 11.63      14.14       93,203,712       1.55        1.10   2.30    -2.49   -1.31
SAST Blue Chip Growth Portfolio
  Class 1                              764,873  9.43       9.79        7,561,301       0.38        1.52   1.77     2.55    2.81
SAST Blue Chip Growth Portfolio
  Class 2                              296,156  9.05       9.61        2,823,588       0.24        1.52   1.97     2.20    2.66
SAST Blue Chip Growth Portfolio
  Class 3                            6,941,171 13.25      15.06       88,016,497       0.19        1.10   2.30     1.76    2.99
SAST Capital Growth Portfolio
  Class 1                              427,992 11.17      11.60        4,952,355       0.07        1.52   1.77     3.72    3.98
SAST Capital Growth Portfolio
  Class 2                              128,758 10.70      11.36        1,446,720       0.00        1.52   1.97     3.36    3.83
SAST Capital Growth Portfolio
  Class 3                            3,396,725 10.47      12.62       39,523,772       0.00        1.10   2.17     3.05    4.16
SAST Corporate Bond Portfolio
  Class 1                            2,154,353 26.78      27.81       59,827,790       3.77        1.52   1.77    -2.95   -2.71
SAST Corporate Bond Portfolio
  Class 2                              649,130 25.61      27.23       17,549,160       3.57        1.52   1.97    -3.29   -2.86
SAST Corporate Bond Portfolio
  Class 3                           29,134,813 10.00      14.60      576,768,859       3.53        1.10   2.30    -3.71   -2.55
SAST Dogs of Wall Street
  Portfolio Class 1                  1,064,541 21.96      22.79       24,244,413       1.88        1.52   1.77     0.28    0.53
SAST Dogs of Wall Street
  Portfolio Class 2                    270,685 21.06      22.35        6,003,521       1.72        1.52   1.97    -0.07    0.38
SAST Dogs of Wall Street
  Portfolio Class 3                  4,416,050 12.22      17.64       87,220,540       1.71        1.10   2.30    -0.50    0.70
SAST Dynamic Allocation Portfolio
  Class 3                          740,201,876  9.50      11.29    8,639,891,481       1.05        1.10   2.30    -7.31   -6.19
SAST Dynamic Strategy Portfolio
  Class 3                          471,375,112  9.49      11.29    5,452,487,007       0.81        1.10   2.15    -7.43   -6.45
SAST Emerging Markets Portfolio
  Class 1                            1,304,541 14.20      14.74       19,255,249       1.76        1.52   1.77   -15.78  -15.57
SAST Emerging Markets Portfolio
  Class 2                              265,542 13.58      14.43        3,802,798       1.62        1.52   1.97   -16.08  -15.70
SAST Emerging Markets Portfolio
  Class 3                           10,266,018  7.48       8.34      115,010,939       1.56        1.10   2.30   -16.44  -15.43
SAST Equity Opportunities
  Portfolio Class 1                    884,704 29.08      30.20       26,677,332       0.57        1.52   1.77     1.19    1.45
SAST Equity Opportunities
  Portfolio Class 2                    155,376 27.78      29.57        4,563,032       0.40        1.52   1.97     0.84    1.29
SAST Equity Opportunities
  Portfolio Class 3                  2,277,826 12.67      14.57       47,259,715       0.37        1.10   2.30     0.41    1.62
SAST Foreign Value Portfolio
  Class 2                              850,802 16.84      18.12       15,361,549       1.91        1.52   1.97    -6.64   -6.22
SAST Foreign Value Portfolio
  Class 3                           32,156,715  9.52       9.75      414,556,491       1.91        1.10   2.30    -7.04   -5.92
SAST Fundamental Growth Portfolio
  Class 1                            1,415,118 26.54      27.56       38,923,276       0.00        1.52   1.77    -0.25    0.00
SAST Fundamental Growth Portfolio
  Class 2                               88,179 25.34      26.96        2,351,698       0.00        1.52   1.97    -0.60   -0.15
SAST Fundamental Growth Portfolio
  Class 3                            2,639,948 14.64      16.26       61,636,248       0.00        1.15   2.30    -1.03    0.12
SAST Global Bond Portfolio Class 1   1,154,392 20.86      21.66       24,924,012       0.00        1.52   1.77    -4.58   -4.34
SAST Global Bond Portfolio Class 2     261,329 19.97      21.19        5,495,172       0.00        1.52   1.97    -4.91   -4.48
SAST Global Bond Portfolio Class 3  13,485,814  9.40      11.18      192,172,533       0.00        1.10   2.30    -5.32   -4.17
SAST Global Equities Portfolio
  Class 1                            1,560,225 25.75      26.74       41,529,894       1.42        1.52   1.77    -2.96   -2.72
SAST Global Equities Portfolio
  Class 2                              159,931 24.71      26.69        4,181,865       1.23        1.40   1.97    -3.30   -2.75
SAST Global Equities Portfolio
  Class 3                            1,934,461 11.17      11.29       31,044,338       1.20        1.10   2.30    -3.71   -2.55
SAST Growth Opportunities
  Portfolio Class 1                    866,277  8.90       9.24        7,991,488       0.00        1.52   1.77    -2.40   -2.16
SAST Growth Opportunities
  Portfolio Class 2                    335,794  8.51       9.06        3,013,929       0.00        1.52   1.97    -2.74   -2.31
SAST Growth Opportunities
  Portfolio Class 3                 11,845,744 11.97      16.29      143,143,825       0.00        1.10   2.30    -3.16   -1.99
SAST Growth-Income Portfolio
  Class 1                            2,684,512 43.72      45.38      120,413,846       1.70        1.52   1.77    -3.89   -3.65
SAST Growth-Income Portfolio
  Class 2                              203,079 41.66      44.36        8,925,661       1.60        1.52   1.97    -4.23   -3.80
SAST Growth-Income Portfolio
  Class 3                            6,771,445 12.14      13.97      121,964,310       1.59        1.10   2.30    -4.64   -3.49
SAST High-Yield Bond Portfolio
  Class 1                            1,530,919 25.21      26.14       39,987,023       5.12        1.52   1.77    -5.97   -5.74
SAST High-Yield Bond Portfolio
  Class 2                              340,698 24.03      25.59        8,631,972       4.98        1.52   1.97    -6.30   -5.88
SAST High-Yield Bond Portfolio
  Class 3                            6,475,263  9.48      11.79      107,056,210       5.19        1.10   2.30    -6.70   -5.58

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                       For the Year Ended December 31 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST International Diversified
  Equities Portfolio Class 1          2,312,299 13.28      13.79      31,857,235        2.08        1.52   1.77    -1.49   -1.24
SAST International Diversified
  Equities Portfolio Class 2            902,973 12.72      13.51      12,117,412        1.88        1.52   1.97    -1.83   -1.39
SAST International Diversified
  Equities Portfolio Class 3         10,118,896  9.52       9.56     125,577,521        1.80        1.10   2.30    -2.25   -1.07
SAST International Growth and
  Income Portfolio Class 1            2,077,122 14.32      14.88      30,686,610        2.60        1.52   1.77    -3.33   -3.09
SAST International Growth and
  Income Portfolio Class 2              378,945 13.77      14.58       5,482,966        2.41        1.52   1.97    -3.67   -3.23
SAST International Growth and
  Income Portfolio Class 3            9,819,168  8.01       9.58     126,607,772        2.32        1.10   2.30    -4.08   -2.92
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1             1,305,231 35.57      36.92      47,895,981        0.83        1.52   1.77    -1.54   -1.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2               254,376 34.15      36.18       9,141,033        0.66        1.52   1.97    -1.88   -1.44
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3            11,937,528 12.27      15.55     252,203,843        0.61        1.10   2.30    -2.30   -1.12
SAST SA MFS Total Return Bond
  Portfolio Class 1                   3,050,425 36.48      37.85     114,450,996        2.39        1.52   1.77    -2.21   -1.96
SAST SA MFS Total Return Bond
  Portfolio Class 2                     889,296 34.87      37.06      32,707,582        2.18        1.52   1.97    -2.55   -2.11
SAST SA MFS Total Return Bond
  Portfolio Class 3                   6,615,573 11.19      13.20     165,023,988        2.12        1.10   2.30    -2.97   -1.79
SAST Mid-Cap Growth Portfolio
  Class 1                             1,702,554 19.28      20.02      33,856,155        0.00        1.52   1.77     1.18    1.43
SAST Mid-Cap Growth Portfolio
  Class 2                               731,734 18.42      19.97      14,230,012        0.00        1.40   1.97     0.82    1.40
SAST Mid-Cap Growth Portfolio
  Class 3                             5,678,575 13.23      18.57     109,888,680        0.00        1.10   2.30     0.39    1.60
SAST Real Estate Portfolio Class 1      847,955 32.54      33.79      28,637,392        1.73        1.52   1.77     0.04    0.29
SAST Real Estate Portfolio Class 2      217,424 31.14      33.09       7,131,461        1.54        1.52   1.97    -0.31    0.14
SAST Real Estate Portfolio Class 3   11,096,011 10.95      11.25     198,565,559        1.50        1.10   2.30    -0.74    0.46
SAST SA Janus Focused Growth
  Portfolio Class 1                     706,390 17.43      18.10      12,762,757        0.00        1.52   1.77    -1.49   -1.24
SAST SA Janus Focused Growth
  Portfolio Class 2                     628,610 17.11      17.71      11,070,322        0.00        1.52   1.77    -1.64   -1.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,263,049 12.17      15.18     103,870,368        0.00        1.10   2.30    -2.26   -1.08
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,502,339 27.31      28.29      42,464,226        1.17        1.52   1.77    -1.87   -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     286,576 26.71      27.69       7,888,184        0.83        1.52   1.77    -2.02   -1.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  41,821,741  9.70      12.70     674,332,861        0.90        1.10   2.30    -2.63   -1.46
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             6,538,560 50.07      51.98     337,319,121        0.50        1.52   1.77    -0.47   -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2               926,420 47.77      51.85      46,791,096        0.33        1.40   1.97    -0.81   -0.25
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            15,559,952 11.88      13.33     415,934,260        0.23        1.10   2.30    -1.24   -0.05
SAST Small & Mid Cap Value
  Portfolio Class 2                     488,367 27.37      29.08      14,107,676        0.39        1.52   1.97    -7.81   -7.40
SAST Small & Mid Cap Value
  Portfolio Class 3                  18,508,751 11.47      16.23     406,871,596        0.31        1.10   2.30    -8.21   -7.10
SAST Small Company Value Portfolio
  Class 3                            12,872,619 10.68      13.08     170,639,416        0.06        1.10   2.30    -9.78   -8.69
SAST Technology Portfolio Class 1     2,643,090  3.84       3.99      10,523,043        0.00        1.52   1.77     8.15    8.42
SAST Technology Portfolio Class 2       840,073  3.66       3.97       3,253,073        0.00        1.40   1.97     7.78    8.39
SAST Technology Portfolio Class 3     5,207,797 15.39      16.26      35,845,053        0.00        1.10   2.30     7.31    8.61
SAST Telecom Utility Portfolio
  Class 1                               548,711 20.73      21.52      11,798,835        4.69        1.52   1.77   -13.58  -13.36
SAST Telecom Utility Portfolio
  Class 2                                70,313 20.37      21.08       1,464,649        4.50        1.52   1.77   -13.71  -13.49
SAST Telecom Utility Portfolio
  Class 3                             1,304,070 10.04      14.52      22,273,753        4.47        1.10   2.30   -14.25  -13.22
SAST Ultra Short Bond Portfolio
  Class 1                             2,671,877 11.73      12.17      32,485,066        0.00        1.52   1.77    -1.96   -1.72
SAST Ultra Short Bond Portfolio
  Class 2                               694,357 11.23      11.92       8,217,323        0.00        1.52   1.97    -2.30   -1.86
SAST Ultra Short Bond Portfolio
  Class 3                            17,341,840  8.32       9.59     174,034,444        0.00        1.10   2.30    -2.72   -1.55
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             55,204,840  9.81      11.46     647,901,024        0.00        1.10   2.15    -3.45   -2.44
SAST VCP Total Return Balanced
  Portfolio Class 3                  47,381,022  9.68      10.54     509,246,154        0.00        1.10   2.15    -5.87   -4.88
SAST VCP Value Portfolio Class 3     56,711,476  9.84      11.10     642,267,915        0.22        1.10   2.15    -4.35   -3.34
UIF Global Infrastructure Portfolio
  Class II                               44,845  8.10       8.61         377,895        0.40        1.10   1.70   -18.99  -14.83
VALIC Company I International
  Equities Index Fund                   172,038  9.34       9.46       1,611,014        0.32        1.10   1.40    -2.38   -2.09
VALIC Company I Mid Cap Index Fund      153,265  9.59      10.22       1,535,269        0.10        1.10   1.40    -3.85   -3.57
VALIC Company I Nasdaq-100 Index
  Fund                                   84,914 10.71      11.28         935,961        0.14        1.10   1.40     7.67    8.00
VALIC Company I Small Cap Index Fund    161,506  9.34      10.34       1,601,639        0.00        1.10   1.40    -5.81   -5.52
VALIC Company I Stock Index Fund        546,045  9.97      10.45       5,647,279        0.00        1.10   1.40    -0.35   -0.05

                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,134,901  22.22     22.91      71,685,041        1.42        1.52   1.77    3.55     3.81
American Funds Asset Allocation
  Fund Class 3                          572,831  68.03     69.21      39,614,090        1.48        1.30   1.40    4.00     4.10
American Funds Ultra-Short Bond
  Fund Class 3                          370,027  20.15     20.50       7,581,985        0.00        1.30   1.40   -1.83    -1.73
American Funds Global Growth Fund
  Class 2                             6,938,511  30.24     31.96     220,617,184        1.10        1.52   1.97    0.32     0.77
American Funds Growth Fund Class 2   10,341,097  28.08     29.67     304,784,034        0.74        1.52   1.97    6.39     6.87
American Funds Growth Fund Class 3      758,561 269.32    273.99     207,717,875        0.95        1.30   1.40    7.08     7.19
American Funds Growth-Income Fund
  Class 2                            12,261,272  24.87     26.29     320,475,121        1.23        1.52   1.97    8.48     8.97
American Funds Growth-Income Fund
  Class 3                               941,271 192.61    195.94     184,282,551        1.31        1.30   1.40    9.17     9.28
American Funds High-Income Bond
  Fund Class 3                          168,452  93.45     95.06      16,007,664        5.52        1.30   1.40   -0.81    -0.71
American Funds Insurance Series
  Class 4                                   707             9.73           6,886        0.00               1.40            -2.66
American Funds International Fund
  Class 3                               658,805  57.12     58.11      38,263,106        1.39        1.30   1.40   -3.91    -3.82

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds US Government AAA-
  Rated Securities Fund Class 3         321,306 39.60      40.29      12,937,888        1.04        1.30   1.40     3.65    3.75
AST Asset Allocation Portfolio
  Class 1                             2,978,668 36.02      37.27     110,944,048        2.37        1.52   1.77     5.58    5.84
AST Asset Allocation Portfolio
  Class 2                               186,837 34.47      36.54       6,745,743        2.03        1.52   1.97     5.21    5.68
AST Asset Allocation Portfolio
  Class 3                             1,531,013 14.40      15.83      36,335,227        2.21        1.15   2.30     4.76    5.97
AST Capital Appreciation Portfolio
  Class 1                             3,471,675 85.86      88.93     303,798,648        0.00        1.52   1.77    13.22   13.50
AST Capital Appreciation Portfolio
  Class 2                               582,777 83.38      88.49      50,614,579        0.00        1.40   1.97    12.83   13.47
AST Capital Appreciation Portfolio
  Class 3                            10,550,598 20.56      22.50     447,124,602        0.00        1.15   2.30    12.34   13.64
AST Government and Quality Bond
  Portfolio Class 1                   3,791,180 20.74      21.48      80,943,079        1.83        1.52   1.77     3.32    3.58
AST Government and Quality Bond
  Portfolio Class 2                   1,761,628 19.90      21.05      36,871,794        1.66        1.52   1.97     2.96    3.43
AST Government and Quality Bond
  Portfolio Class 3                  33,515,084 11.60      12.62     556,008,094        1.65        1.15   2.30     2.52    3.71
AST Growth Portfolio Class 1          1,641,387 47.22      48.89      80,179,098        0.54        1.52   1.77     5.56    5.83
AST Growth Portfolio Class 2            480,301 45.40      48.00      22,890,888        0.40        1.52   1.97     5.20    5.67
AST Growth Portfolio Class 3          2,865,165 14.61      15.67     103,500,385        0.30        1.15   2.30     4.91    5.96
AST Natural Resources Portfolio
  Class 1                               786,603 38.17      39.53      31,068,567        1.16        1.52   1.77   -19.96  -19.76
AST Natural Resources Portfolio
  Class 2                               202,008 36.71      38.83       7,757,067        0.95        1.52   1.97   -20.24  -19.88
AST Natural Resources Portfolio
  Class 3                             4,537,357  7.72       8.62      86,960,927        0.79        1.15   2.30   -20.58  -19.66
Columbia VP Asset Allocation Fund
  Class 1                                50,356 15.56      16.09         809,820        2.52        1.52   1.77     8.12    8.39
Columbia VP Dividend Opportunity
  Fund Class 1                          138,166 15.35      15.90       2,185,966        0.00        1.52   2.02     8.15    8.42
Columbia VP Income Opportunities
  Fund Class 1                          689,685 21.83      23.40      15,886,936        0.00        1.52   2.17     1.79    2.45
Columbia VP Large Cap Growth Fund
  II Class 1                             51,756 21.17      21.91       1,127,137        0.00        1.52   2.02     7.15    7.42
Columbia VP Large Cap Growth Fund
  III Class 1                         1,730,581 16.97      18.29      31,162,661        0.49        1.52   2.17    10.04   10.76
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       127,401 16.10      16.66       2,109,250        0.21        1.52   2.02     7.50    7.77
Columbia VP International
  Opportunities Fund Class 2             94,610 18.22      18.82       1,775,008        0.03        1.52   2.02    -6.76   -6.53
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               29,229 14.51      16.25         462,634        0.00        1.52   2.02     5.27    5.79
Columbia VP Small Company Growth
  Fund Class 1                           56,831 15.82      16.39         927,272        0.00        1.52   2.02    -6.31   -6.08
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,543,641 11.87      12.87      56,850,080        2.79        1.15   2.30     0.51    1.67
FTVIP Franklin Income VIP Fund
  Class 2                            12,250,257 12.76      13.91     165,202,869        5.14        1.15   2.30     2.24    3.47
FTVIP Franklin Strategic Income VIP
  Fund Class 2                            1,059             9.71          10,403        0.00        0.00   1.40     0.00   -2.91
Invesco V.I. American Franchise
  Fund Series II                      1,196,992 16.83      18.41      19,893,499        0.00        1.15   2.30     5.71    6.93
Invesco V.I. Comstock Fund Series II 20,591,968 14.64      15.90     368,875,078        1.08        1.15   2.30     6.62    7.85
Invesco V.I. Growth and Income Fund
  Series II                          27,664,310 14.52      15.81     523,816,386        1.46        1.15   2.30     7.46    8.71
Ivy VIP Asset Strategy Class A            1,077             9.53          10,317        0.00               1.40            -4.68
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 15,464,822 12.54      13.70     242,902,584        0.67        1.15   2.30     5.20    6.42
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,116,823 20.02      20.67      23,037,053        0.41        1.52   1.77     9.57    9.85
Principal Diversified International
  Account Class 1                       153,238  7.23       7.58       1,156,814        2.22        1.40   1.80    -4.94   -4.56
Principal Diversified International
  Account Class 2                        61,069  6.88       7.22         436,042        1.86        1.55   1.95    -5.27   -4.89
Principal Equity Income Account
  Class 1                             1,104,948 14.80      15.62      17,102,964        2.37        1.40   1.80    10.79   11.23
Principal Equity Income Account
  Class 2                               725,547 14.02      14.26      10,552,625        2.17        1.52   2.17    10.29   10.76
Principal Government & High Quality
  Bond Account Class 1                  363,757  8.23       8.67       3,099,798        3.68        1.40   1.80     3.20    3.62
Principal Government & High Quality
  Bond Account Class 2                  105,039  7.78       8.19         854,357        3.39        1.55   1.95     2.72    3.13
Principal Income Account Class 1        499,447 10.01      10.56       5,230,886        4.46        1.40   1.80     3.67    4.08
Principal Income Account Class 2        278,215  9.55      10.06       2,792,095        4.02        1.55   1.95     3.23    3.64
Principal LargeCap Blend Account II
  Class 1                               181,633  9.95      10.50       1,891,862        1.23        1.40   1.80     9.32    9.76
Principal LargeCap Blend Account II
  Class 2                                66,619  9.41       9.93         658,762        1.07        1.55   1.95     8.85    9.29
Principal LargeCap Growth Account
  Class 1                                81,292 10.77      11.37         907,530        0.61        1.40   1.80     9.14    9.57
Principal LargeCap Growth Account
  Class 2                                40,668 10.27      10.81         437,242        0.35        1.55   1.95     8.71    9.15
Principal Money Market Account
  Class 1                               187,394  5.42       5.74       1,055,428        0.00        1.40   1.80    -1.78   -1.39
Principal Money Market Account
  Class 2                               110,005  5.25       5.53         601,677        0.00        1.55   1.95    -1.93   -1.54
Principal PVC Capital Appreciation
  Account Class 1                       489,733 19.72      20.80      10,118,157        3.06        1.40   1.80    10.45   10.89
Principal PVC Capital Appreciation
  Account Class 2                        97,658 18.63      19.64       1,903,974        2.84        1.55   1.95    10.03   10.47
Principal PVC MidCap Blend Acct
  Class 1                               114,948 18.61      19.63       2,224,709        0.51        1.40   1.80    10.97   11.41
Principal PVC MidCap Blend Acct
  Class 2                                39,854 17.61      18.56         734,929        0.28        1.55   1.95    10.53   10.97
Principal Real Estate Securities
  Account Class 1                        20,110 28.56      30.01         601,392        1.63        1.40   1.80    30.45   30.98
Principal Real Estate Securities
  Account Class 2                        10,034 28.32      29.12         290,847        1.34        1.55   1.95    30.21   30.40
Principal SAM Balanced Portfolio
  Class 1                             2,735,552 13.92      14.69      39,533,551        2.74        1.40   1.80     4.91    5.33
Principal SAM Balanced Portfolio
  Class 2                             2,616,625 13.24      14.01      36,330,970        2.44        1.52   2.17     4.53    4.98
Principal SAM Conservative Balanced
  Portfolio Class 1                     376,427  9.80      10.33       3,848,231        3.00        1.40   1.80     4.32    4.74
Principal SAM Conservative Balanced
  Portfolio Class 2                     513,845  9.33      13.75       5,120,776        2.81        1.52   2.17     3.87    4.32
Principal SAM Conservative Growth
  Portfolio Class 1                   1,350,407 14.63      15.43      20,426,876        1.76        1.40   1.80     5.52    5.94
Principal SAM Conservative Growth
  Portfolio Class 2                   1,421,493 13.87      14.65      20,599,307        1.61        1.52   2.17     5.07    5.53
Principal SAM Flexible Income
  Portfolio Class 1                     672,824 11.12      11.75       7,804,004        3.62        1.40   1.80     4.14    4.55
Principal SAM Flexible Income
  Portfolio Class 2                     713,484 10.60      13.78       7,945,734        3.32        1.52   2.17     3.75    4.20
Principal SAM Strategic Growth
  Portfolio Class 1                     282,265 16.16      17.02       4,729,638        1.48        1.40   1.80     6.74    7.17
Principal SAM Strategic Growth
  Portfolio Class 2                     561,513 15.33      16.24       8,983,731        1.33        1.52   2.17     6.26    6.72

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2014                       For the Year Ended December 31 2014
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
Principal Short-Term Income
  Account Class 1                      103,278  7.40       7.81          795,506       1.57        1.40   1.80    -0.09    0.31
Principal Short-Term Income
  Account Class 2                      104,957  7.05       7.42          772,195       1.38        1.55   1.95    -0.93   -0.54
Principal SmallCap Value Account
  I Class 1                             11,920 14.97      15.74          185,882       0.76        1.40   1.80     5.26    5.68
Principal SmallCap Value Account
  I Class 2                              9,029 15.00      15.23          136,579       0.71        1.55   1.95     5.10    5.26
SST Allocation Balanced Portfolio
  Class 3                           10,295,642 13.39      14.53      144,673,420       1.20        1.15   2.30     2.93    4.12
SST Allocation Growth Portfolio
  Class 3                            1,913,601 13.87      15.14       27,807,698       0.66        1.15   2.30     2.84    4.03
SST Allocation Moderate Growth
  Portfolio Class 3                 14,811,676 13.37      14.54      208,071,601       0.99        1.15   2.30     2.76    3.94
SST Allocation Moderate Portfolio
  Class 3                           13,572,652 13.47      14.65      191,993,264       1.11        1.15   2.30     2.86    4.05
SST Real Return Portfolio Class 3   27,375,871 10.83      11.76      310,990,581       0.00        1.15   2.30    -0.68    0.47
Steriling Capital Select Equity
  VIF                                   76,033 10.89      11.65          874,117       1.96        1.52   2.17     2.05    2.51
Steriling Capital Special
  Opportunities VIF                    429,990 21.88      22.94        9,805,098       0.05        1.52   2.17    13.67   14.24
Steriling Capital Strategic
  Allocation Equity VIF                     --    --         --               --       0.00        1.52   2.17     0.00    0.00
Steriling Capital Total Return
  Bond VIF                             440,431 12.75      13.59        5,964,004       3.17        1.52   2.17     3.38    3.85
SAST Aggressive Growth Portfolio
  Class 1                            1,273,089 19.78      20.48       26,056,715       0.00        1.52   1.77    -1.21   -0.97
SAST Aggressive Growth Portfolio
  Class 2                              162,108 18.94      20.05        3,224,586       0.00        1.52   1.97    -1.56   -1.12
SAST Aggressive Growth Portfolio
  Class 3                            1,638,624 12.17      13.29       24,985,871       0.00        1.15   2.30    -1.98   -0.85
SAST SA AB Growth Portfolio
  Class 1                            3,266,680 53.51      55.41      179,268,262       0.00        1.52   1.77    12.16   12.44
SAST SA AB Growth Portfolio
  Class 2                              391,535 51.15      55.30       21,090,293       0.00        1.40   1.97    11.77   12.41
SAST SA AB Growth Portfolio
  Class 3                            2,687,981 16.47      18.08      109,039,481       0.00        1.15   2.30    11.29   12.58
SAST American Funds Asset
  Allocation Portfolio Class 3      11,116,845 13.73      14.97      161,322,873       1.03        1.15   2.30     2.69    3.88
SAST American Funds Global Growth
  Portfolio Class 3                 27,628,071 11.48      14.74      426,715,336       0.91        1.15   2.30    -0.35   14.81
SAST American Funds Growth
  Portfolio Class 3                 19,407,765 14.42      15.66      294,153,090       0.60        1.15   2.30     5.73    6.95
SAST American Funds Growth-
  Income Portfolio Class 3          16,302,164 12.46      14.28      242,403,728       0.97        1.15   2.30     7.77   24.57
SAST Balanced Portfolio Class 1      1,939,220 23.41      24.24       46,621,859       1.38        1.52   1.77     9.49    9.76
SAST Balanced Portfolio Class 2        375,881 22.46      23.75        8,843,955       1.22        1.52   1.97     9.11    9.60
SAST Balanced Portfolio Class 3      5,591,504 14.50      15.87       95,948,227       1.18        1.15   2.30     8.64    9.89
SAST Blue Chip Growth Portfolio
  Class 1                              839,118  9.20       9.52        8,065,086       0.05        1.52   1.77     9.96   10.23
SAST Blue Chip Growth Portfolio
  Class 2                              309,675  8.85       9.36        2,879,201       0.00        1.52   1.97     9.57   10.07
SAST Blue Chip Growth Portfolio
  Class 3                            7,120,286 14.80      16.22       85,641,538       0.00        1.15   2.30     9.10   10.36
SAST Capital Growth Portfolio
  Class 1                              473,522 10.77      11.15        5,270,606       0.09        1.52   1.77     6.69    6.95
SAST Capital Growth Portfolio
  Class 2                              144,114 10.35      10.94        1,560,618       0.00        1.52   1.97     6.32    6.79
SAST Capital Growth Portfolio
  Class 3                            3,863,112 10.16      14.82       42,903,142       0.00        1.15   2.30     6.00    7.08
SAST Corporate Bond Portfolio
  Class 1                            2,462,124 27.59      28.58       70,289,396       3.48        1.52   1.77     3.95    4.21
SAST Corporate Bond Portfolio
  Class 2                              749,964 26.48      28.03       20,878,805       3.31        1.52   1.97     3.58    4.05
SAST Corporate Bond Portfolio
  Class 3                           30,051,209 15.16      16.51      629,787,413       3.32        1.15   2.30     3.14    4.33
SAST Dogs of Wall Street
  Portfolio Class 1                  1,177,216 21.89      22.67       26,670,331       1.37        1.52   1.77     8.81    9.08
SAST Dogs of Wall Street
  Portfolio Class 2                    314,435 21.08      22.26        6,948,652       1.19        1.52   1.97     8.43    8.92
SAST Dogs of Wall Street
  Portfolio Class 3                  4,559,563 17.73      19.33       90,761,106       1.30        1.15   2.30     7.97    9.22
SAST Dynamic Allocation Portfolio
  Class 3                          606,848,166 12.18      12.61    7,575,040,025       0.59        1.15   2.30     1.95    3.13
SAST Dynamic Strategy Portfolio
  Class 3                          353,964,056 10.15      12.20    4,390,062,545       0.46        1.15   2.30     1.46    2.09
SAST Emerging Markets Portfolio
  Class 1                            1,474,476 16.86      17.46       25,776,787       1.23        1.52   1.77    -7.54   -7.31
SAST Emerging Markets Portfolio
  Class 2                              297,399 16.18      17.12        5,057,165       1.07        1.52   1.97    -7.86   -7.45
SAST Emerging Markets Portfolio
  Class 3                            9,927,054  9.98      10.88      135,203,697       1.02        1.15   2.30    -8.26   -7.19
SAST Equity Opportunities
  Portfolio Class 1                  1,016,868 28.74      29.77       30,227,192       0.39        1.52   1.77     8.50    8.78
SAST Equity Opportunities
  Portfolio Class 2                    178,293 27.55      29.19        5,167,986       0.28        1.52   1.97     8.13    8.61
SAST Equity Opportunities
  Portfolio Class 3                  2,312,895 14.51      15.84       49,332,791       0.20        1.15   2.30     7.66    8.91
SAST Foreign Value Portfolio
  Class 2                            1,008,127 18.04      19.32       19,417,993       1.01        1.52   1.97    -8.69   -8.28
SAST Foreign Value Portfolio
  Class 3                           33,869,805 10.25      11.14      473,506,742       0.98        1.15   2.30    -9.09   -8.03
SAST Fundamental Growth Portfolio
  Class 1                            1,622,691 26.61      27.56       44,639,162       0.00        1.52   1.77     5.70    5.97
SAST Fundamental Growth Portfolio
  Class 2                              102,334 25.49      27.00        2,735,332       0.00        1.52   1.97     5.33    5.81
SAST Fundamental Growth Portfolio
  Class 3                            3,052,407 14.79      16.24       71,886,692       0.00        1.15   2.30     4.88    6.10
SAST Global Bond Portfolio Class 1   1,344,763 21.86      22.64       30,347,937       0.00        1.52   1.77    -2.09   -1.84
SAST Global Bond Portfolio Class 2     332,059 21.00      22.18        7,315,689       0.00        1.52   1.97    -2.43   -1.99
SAST Global Bond Portfolio Class 3  13,896,825 11.80      12.84      212,608,834       0.00        1.15   2.30    -2.85   -1.72
SAST Global Equities Portfolio
  Class 1                            1,782,689 26.53      27.48       48,795,554       0.68        1.52   1.77     2.37    2.62
SAST Global Equities Portfolio
  Class 2                              181,447 25.55      27.44        4,885,258       0.53        1.40   1.97     2.01    2.59
SAST Global Equities Portfolio
  Class 3                            1,979,213 11.73      12.89       33,885,187       0.48        1.15   2.30     1.57    2.74
SAST Growth Opportunities
  Portfolio Class 1                    950,542  9.12       9.44        8,962,471       0.00        1.52   1.77     1.91    2.16
SAST Growth Opportunities
  Portfolio Class 2                    374,713  8.75       9.27        3,444,199       0.00        1.52   1.97     1.55    2.01
SAST Growth Opportunities
  Portfolio Class 3                 13,426,390 16.82      18.31      163,518,392       0.00        1.15   2.30     1.12    2.29
SAST Growth-Income Portfolio
  Class 1                            3,090,161 45.49      47.10      143,804,787       1.20        1.52   1.77    12.11   12.39
SAST Growth-Income Portfolio
  Class 2                              214,369 43.50      46.11        9,796,349       1.03        1.52   1.97    11.71   12.22
SAST Growth-Income Portfolio
  Class 3                            6,612,547 14.65      16.13      126,838,697       1.10        1.15   2.30    11.24   12.52
SAST High-Yield Bond Portfolio
  Class 1                            1,797,984 26.81      27.73       49,826,489       4.68        1.52   1.77    -0.92   -0.67
SAST High-Yield Bond Portfolio
  Class 2                              400,553 25.65      27.19       10,785,971       4.81        1.52   1.97    -1.27   -0.82
SAST High-Yield Bond Portfolio
  Class 3                            6,996,957 12.64      13.97      128,062,205       4.54        1.15   2.30    -1.69   -0.55
SAST International Diversified
  Equities Portfolio Class 1         2,499,779 13.48      13.96       34,874,907       1.55        1.52   1.77   -10.06   -9.84

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST International Diversified
  Equities Portfolio Class 2          1,041,448 12.96      13.70      14,184,843        1.37        1.52   1.97   -10.38   -9.97
SAST International Diversified
  Equities Portfolio Class 3         10,912,622  9.74      10.65     139,287,893        1.31        1.15   2.30   -10.76   -9.73
SAST International Growth and
  Income Portfolio Class 1            2,380,357 14.82      15.35      36,281,962        1.78        1.52   1.77   -11.04  -10.82
SAST International Growth and
  Income Portfolio Class 2              440,742 14.29      15.07       6,596,215        1.64        1.52   1.97   -11.35  -10.95
SAST International Growth and
  Income Portfolio Class 3           10,895,587  8.35       9.13     147,419,969        1.48        1.15   2.30   -11.73  -10.71
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1             1,479,989 36.13      37.41      55,020,109        0.55        1.52   1.77     8.93    9.20
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2               304,049 34.80      36.71      11,089,581        0.40        1.52   1.97     8.55    9.04
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3            12,669,126 15.92      17.36     278,476,642        0.35        1.15   2.30     8.08    9.33
SAST SA MFS Total Return Bond
  Portfolio Class 1                   3,528,804 37.30      38.61     134,958,739        2.07        1.52   1.77     6.55    6.81
SAST SA MFS Total Return Bond
  Portfolio Class 2                   1,037,331 35.78      37.86      38,998,840        1.89        1.52   1.97     6.17    6.65
SAST SA MFS Total Return Bond
  Portfolio Class 3                   7,127,285 13.61      14.82     190,416,716        1.83        1.15   2.30     5.72    6.94
SAST Mid-Cap Growth Portfolio
  Class 1                             1,917,446 19.06      19.74      37,555,080        0.00        1.52   1.77     9.32    9.59
SAST Mid-Cap Growth Portfolio
  Class 2                               848,710 18.27      19.70      16,313,282        0.00        1.40   1.97     8.93    9.56
SAST Mid-Cap Growth Portfolio
  Class 3                             6,145,552 18.49      20.08     117,640,080        0.00        1.15   2.30     8.47    9.72
SAST Real Estate Portfolio Class 1      969,654 32.53      33.69      32,654,759        1.37        1.52   1.77    27.50   27.82
SAST Real Estate Portfolio Class 2      256,385 31.24      33.04       8,406,601        1.17        1.52   1.97    27.05   27.63
SAST Real Estate Portfolio Class 3   12,341,692 11.03      12.03     226,546,315        1.11        1.15   2.30    26.51   27.97
SAST SA Janus Focused Growth
  Portfolio Class 1                     841,411 17.69      18.33      15,378,182        0.01        1.52   1.77     9.28    9.55
SAST SA Janus Focused Growth
  Portfolio Class 2                     720,343 17.40      17.96      12,871,166        0.00        1.52   1.77     9.12    9.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,707,363 15.53      16.94     113,285,776        0.00        1.15   2.30     8.43    9.69
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,713,471 27.83      28.76      49,239,407        1.25        1.52   1.77     2.97    3.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     428,245 27.26      28.19      12,017,884        1.03        1.52   1.77     2.82    3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  44,583,224 13.05      14.24     746,584,821        1.04        1.15   2.30     2.17    3.35
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             7,539,296 50.30      52.10     389,849,011        0.61        1.52   1.77     4.87    5.13
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,089,790 48.16      51.98      55,286,214        0.45        1.40   1.97     4.50    5.10
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            17,090,522 13.50      14.69     478,324,649        0.37        1.15   2.30     4.05    5.26
SAST Small & Mid Cap Value
  Portfolio Class 2                     552,250 29.68      31.40      17,239,857        0.63        1.52   1.97     6.84    7.33
SAST Small & Mid Cap Value
  Portfolio Class 3                  19,506,963 17.69      19.20     471,312,873        0.58        1.15   2.30     6.39    7.62
SAST Small Company Value Portfolio
  Class 3                            13,458,183 14.50      15.75     195,803,515        0.07        1.15   2.30    -2.50   -1.37
SAST Technology Portfolio Class 1     2,865,982  3.55       3.68      10,521,188        0.00        1.52   1.77    22.65   22.96
SAST Technology Portfolio Class 2       849,096  3.40       3.66       3,037,861        0.00        1.40   1.97    22.22   22.92
SAST Technology Portfolio Class 3     5,490,784 15.15      16.57      30,545,733        0.00        1.15   2.30    21.70   23.10
SAST Telecom Utility Portfolio
  Class 1                               666,531 23.99      24.84      16,544,715        2.76        1.52   1.77    10.52   10.79
SAST Telecom Utility Portfolio
  Class 2                                82,979 23.61      24.37       2,001,329        2.43        1.52   1.77    10.35   10.63
SAST Telecom Utility Portfolio
  Class 3                             1,348,617 16.94      18.55      26,948,480        2.41        1.15   2.30     9.66   10.93
SAST Ultra Short Bond Portfolio
  Class 1                             3,174,252 11.96      12.39      39,219,947        0.00        1.52   1.77    -2.03   -1.79
SAST Ultra Short Bond Portfolio
  Class 2                               789,819 11.49      12.14       9,535,730        0.00        1.52   1.97    -2.37   -1.93
SAST Ultra Short Bond Portfolio
  Class 3                            14,453,928  8.55       9.45     149,957,471        0.00        1.15   2.30    -2.79   -1.67
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             21,300,859 11.87      12.14     256,821,376        0.46        1.15   2.30     0.51    1.52
SAST VCP Total Return Balanced
  Portfolio Class 3                  17,179,189 10.18      11.20     194,628,123        0.00        1.15   2.15     1.78    3.97
SAST VCP Value Portfolio Class 3     17,844,802 11.61      11.81     209,560,765        1.42        1.15   2.15     5.95    7.01

                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                     ---------- -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,557,044  21.46     22.07      78,372,329        1.45        1.52   1.77   21.53    21.83
American Funds Asset Allocation
  Fund Class 3                          639,183  65.41     66.48      42,459,364        1.52        1.30   1.40   22.09    22.21
American Funds Ultra-Short Bond
  Fund Class 3                          382,715  20.52     20.86       7,979,244        0.00        1.30   1.40   -1.82    -1.73
American Funds Global Growth Fund
  Class 2                             8,115,559  30.14     31.72     256,137,760        1.19        1.52   1.97   26.67    27.24
American Funds Growth Fund Class 2   12,326,326  26.39     27.76     340,146,937        0.90        1.52   1.97   27.57    28.15
American Funds Growth Fund Class 3      845,426 251.51    255.61     215,982,019        0.98        1.30   1.40   28.40    28.52
American Funds Growth-Income Fund
  Class 2                            14,676,170  22.92     24.13     352,190,230        1.30        1.52   1.97   30.91    31.49
American Funds Growth-Income Fund
  Class 3                             1,078,621 176.43    179.30     193,255,373        1.38        1.30   1.40   31.73    31.86
American Funds High-Income Bond
  Fund Class 3                          198,461  94.21     95.74      18,994,525        6.15        1.30   1.40    5.29     5.40
American Funds International Fund
  Class 3                               763,819  59.45     60.42      46,122,250        1.37        1.30   1.40   19.98    20.10
American Funds US Government
  AAA-Rated Securities Fund Class 3     371,384  38.21     38.83      14,411,049        0.64        1.30   1.40   -4.35    -4.25
AST Asset Allocation Portfolio
  Class 1                             3,445,475  34.12     35.22     121,313,146        2.82        1.52   1.77   15.82    16.11
AST Asset Allocation Portfolio
  Class 2                               278,470  32.77     34.57       9,535,613        2.54        1.52   1.97   15.42    15.94
AST Asset Allocation Portfolio
  Class 3                             1,595,233  13.74     14.94      37,030,304        2.59        1.15   2.30   14.92    16.25
AST Capital Appreciation Portfolio
  Class 1                             3,993,983  20.52     78.35     308,056,100        0.00        1.52   1.77   33.44    33.78
AST Capital Appreciation Portfolio
  Class 2                               702,652  73.91     77.98      53,896,333        0.00        1.40   1.97   32.98    33.74
AST Capital Appreciation Portfolio
  Class 3                            11,227,421  18.31     19.80     454,840,165        0.00        1.15   2.30   32.41    33.94
AST Government and Quality Bond
  Portfolio Class 1                   4,435,744  20.07     20.73      91,347,684        2.34        1.52   1.77   -3.81    -3.56
AST Government and Quality Bond
  Portfolio Class 2                   2,106,669  19.33     20.35      42,659,536        2.12        1.52   1.97   -4.14    -3.71
AST Government and Quality Bond
  Portfolio Class 3                  36,451,502  11.32     12.17     599,998,696        2.12        1.15   2.30   -4.55    -3.45

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
AST Growth Portfolio Class 1          1,963,129 44.73      46.20      90,632,280         0.78       1.52   1.77   32.81    33.14
AST Growth Portfolio Class 2            557,541 43.16      45.42      25,167,652         0.61       1.52   1.97   32.35    32.94
AST Growth Portfolio Class 3          3,156,786 13.92      14.79     113,886,341         0.54       1.15   2.30   31.98    33.30
AST Natural Resources Portfolio
  Class 1                               896,929 47.69      49.26      44,152,161         0.90       1.52   1.77    3.95     4.21
AST Natural Resources Portfolio
  Class 2                               218,887 46.02      48.46      10,503,909         0.78       1.52   1.97    3.58     4.05
AST Natural Resources Portfolio
  Class 3                             4,173,885  9.72      10.73     108,369,729         0.70       1.15   2.30    3.14     4.33
Columbia VP Asset Allocation Fund
  Class 1                                53,461 14.40      14.85         793,248         2.42       1.52   1.77   16.10    16.39
Columbia VP Dividend Opportunity
  Fund Class 1                          171,187 14.19      14.67       2,499,869         0.00       1.52   2.02   24.60    24.91
Columbia VP Income Opportunities
  Fund Class 1                          816,832 21.45      22.84      18,377,700        14.04       1.52   2.17    2.82     3.49
Columbia VP Large Cap Growth Fund
  II Class 1                             56,316 19.76      20.40       1,142,130         0.41       1.52   2.02   39.94    40.29
Columbia VP Large Cap Growth Fund
  III Class 1                         1,989,375 15.42      16.51      32,381,678         0.43       1.52   2.17   35.15    36.02
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       152,422 14.98      15.46       2,344,258         0.24       1.52   2.02   33.27    33.60
Columbia VP International
  Opportunities Fund Class 2            108,715 19.54      20.13       2,183,096         0.39       1.52   2.02   18.29    18.59
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               31,993 13.78      15.36         478,365         0.12       1.52   2.02   28.96    29.27
Columbia VP Small Company Growth
  Fund Class 1                           60,171 16.89      17.45       1,045,736         0.11       1.52   2.02   38.02    38.36
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,268,985 11.81      12.66      52,738,368        12.11       1.15   2.30   20.97    22.36
FTVIP Franklin Income VIP Fund
  Class 2                            11,538,863 12.48      13.40     150,921,881         6.45       1.15   2.30   11.36    12.64
Invesco V.I. American Franchise
  Fund Series II                      1,384,872 15.92      17.22      21,494,962         0.23       1.15   2.30   36.62    38.20
Invesco V.I. Comstock Fund Series II 22,819,996 13.73      14.75     384,187,587         1.44       1.15   2.30   32.58    34.11
Invesco V.I. Growth and Income Fund
  Series II                          31,574,780 13.52      14.54     559,065,143         1.27       1.15   2.30   30.74    32.24
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 17,888,768 11.92      12.87     266,894,588         0.56       1.15   2.30   32.82    34.35
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,345,896 18.27      18.82      25,275,232         0.40       1.52   1.77   28.04    28.36
Principal Diversified International
  Account Class 1                       188,078  7.61       7.94       1,489,308         2.32       1.40   1.80   16.29    16.76
Principal Diversified International
  Account Class 2                        70,247  7.26       7.59         528,508         2.19       1.55   1.95   15.91    16.37
Principal Equity Income Account
  Class 1                             1,264,344 13.36      14.04      17,612,822         2.94       1.40   1.80   25.04    25.54
Principal Equity Income Account
  Class 2                               798,311 12.71      12.88      10,491,880         2.89       1.52   2.17   24.58    25.12
Principal Government & High Quality
  Bond Account Class 1                  403,459  7.97       8.37       3,324,472         3.95       1.40   1.80   -2.79    -2.40
Principal Government & High Quality
  Bond Account Class 2                  115,220  7.58       7.94         909,719         3.77       1.55   1.95   -3.20    -2.81
Principal Income Account Class 1        602,655  9.65      10.15       6,068,394         4.51       1.40   1.80   -1.38    -0.99
Principal Income Account Class 2        315,183  9.25       9.71       3,052,453         4.70       1.55   1.95   -1.82    -1.43
Principal LargeCap Blend Account II
  Class 1                               195,621  9.11       9.57       1,857,347         1.38       1.40   1.80   29.07    29.58
Principal LargeCap Blend Account II
  Class 2                                69,392  8.65       9.08         628,109         1.23       1.55   1.95   28.73    29.25
Principal LargeCap Growth Account
  Class 1                                67,597  9.87      10.38         696,135         1.48       1.40   1.80   31.53    32.05
Principal LargeCap Growth Account
  Class 2                                46,715  9.45       9.91         460,573         1.22       1.55   1.95   31.07    31.59
Principal Money Market Account
  Class 1                               222,571  5.52       5.82       1,288,528         0.00       1.40   1.80   -1.78    -1.39
Principal Money Market Account
  Class 2                               150,893  5.35       5.62         839,867         0.00       1.55   1.95   -1.93    -1.53
Principal PVC Capital Appreciation
  Account Class 1                       571,796 17.85      18.76      10,659,059         6.34       1.40   1.80   30.29    30.81
Principal PVC Capital Appreciation
  Account Class 2                       108,659 16.93      17.77       1,919,921         6.39       1.55   1.95   29.73    30.25
Principal PVC MidCap Blend Acct
  Class 1                               129,347 16.77      17.62       2,250,808         1.39       1.40   1.80   31.55    32.07
Principal PVC MidCap Blend Acct
  Class 2                                42,148 15.94      16.73         700,580         1.29       1.55   1.95   31.01    31.54
Principal Real Estate Securities
  Account Class 1                        24,952 21.89      22.92         569,391         1.12       1.40   1.80    2.48     2.65
Principal Real Estate Securities
  Account Class 2                        11,435 21.75      22.33         254,164         1.10       1.55   1.95    2.12     2.27
Principal SAM Balanced Portfolio
  Class 1                             3,325,779 13.27      13.94      45,713,970         2.28       1.40   1.80   15.59    16.05
Principal SAM Balanced Portfolio
  Class 2                             3,058,011 12.67      13.35      40,472,400         2.13       1.52   2.17   15.06    15.56
Principal SAM Conservative Balanced
  Portfolio Class 1                     487,502  9.40       9.87       4,758,976         2.79       1.40   1.80    9.54     9.98
Principal SAM Conservative Balanced
  Portfolio Class 2                     598,315  8.98      13.18       5,710,598         2.53       1.52   2.17    9.11     9.57
Principal SAM Conservative Growth
  Portfolio Class 1                   1,584,881 13.87      14.56      22,666,090         1.73       1.40   1.80   20.88    21.37
Principal SAM Conservative Growth
  Portfolio Class 2                   1,656,672 13.20      13.88      22,783,372         1.60       1.52   2.17   20.46    20.98
Principal SAM Flexible Income
  Portfolio Class 1                     780,371 10.68      11.23       8,658,858         3.32       1.40   1.80    5.83     6.26
Principal SAM Flexible Income
  Portfolio Class 2                     793,951 10.22      13.23       8,488,777         3.28       1.52   2.17    5.39     5.84
Principal SAM Strategic Growth
  Portfolio Class 1                     373,607 15.14      15.89       5,854,141         1.28       1.40   1.80   25.13    25.63
Principal SAM Strategic Growth
  Portfolio Class 2                     631,501 14.43      15.21       9,481,336         1.09       1.52   2.17   24.65    25.18
Principal Short-Term Income Account
  Class 1                               121,727  7.41       7.79         937,075         1.92       1.40   1.80   -0.66    -0.26
Principal Short-Term Income Account
  Class 2                               106,974  7.12       7.47         791,922         1.84       1.55   1.95   -0.70    -0.30
Principal SmallCap Value Account I
  Class 1                                17,617 14.22      14.89         260,783         1.09       1.40   1.80   37.28    37.83
Principal SmallCap Value Account I
  Class 2                                 7,680 14.27      14.47         110,730         1.05       1.55   1.95   37.10    37.31
SST Allocation Balanced Portfolio
  Class 3                            10,386,821 13.01      13.96     140,695,502         1.78       1.15   2.30    8.95    10.20
SST Allocation Growth Portfolio
  Class 3                             1,837,110 13.49      14.55      25,665,233         0.88       1.15   2.30   20.88    22.27
SST Allocation Moderate Growth
  Portfolio Class 3                  15,103,446 13.01      13.99     204,732,449         1.37       1.15   2.30   14.64    15.96
SST Allocation Moderate Portfolio
  Class 3                            13,528,274 13.09      14.08     184,596,378         1.52       1.15   2.30   11.83    13.12
SST Real Return Portfolio Class 3    26,775,156 10.90      11.70     303,828,327         0.77       1.15   2.30   -7.39    -6.32
Steriling Capital Select Equity VIF      92,189 10.68      11.36       1,036,586         1.20       1.52   2.17   15.68    15.97
Steriling Capital Special
  Opportunities VIF                     542,417 19.25      20.08      10,830,520         0.07       1.52   2.17   24.29    24.91
Steriling Capital Strategic
  Allocation Equity VIF                      --    --         --              --         0.07       1.52   2.17    0.00     0.00
Steriling Capital Total Return Bond
  VIF                                   488,808 12.33      13.08       6,373,390         3.09       1.52   2.17   -3.14    -3.05
SAST Aggressive Growth Portfolio
  Class 1                             1,637,279 20.02      20.67      33,810,009         0.00       1.52   1.77   40.44    40.79
SAST Aggressive Growth Portfolio
  Class 2                               184,421 19.24      20.28       3,712,893         0.00       1.52   1.97   39.95    40.58
SAST Aggressive Growth Portfolio
  Class 3                             1,562,994 12.42      13.41      25,407,830         0.00       1.15   2.30   39.35    40.96
SAST SA AB Growth Portfolio Class 1   3,723,567 13.81      47.71     181,945,320         0.27       1.52   1.77   35.04    35.37
SAST SA AB Growth Portfolio Class 2     472,755 45.77      49.19      22,683,417         0.11       1.40   1.97   34.57    35.33
SAST SA AB Growth Portfolio Class 3   2,952,965 14.80      16.06     115,181,825         0.02       1.15   2.30   33.99    35.53
SAST American Funds Asset
  Allocation Portfolio Class 3       10,832,171 13.38      14.41     151,830,987         1.40       1.15   2.30   20.56    21.95

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2013                       For the Year Ended December 31 2013
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST American Funds Global Growth
  Portfolio Class 3                 29,461,573 14.79      15.90      452,930,380       0.57        1.15   2.30   25.91    27.36
SAST American Funds Growth
  Portfolio Class 3                 20,980,181 13.64      14.64      298,538,080       0.48        1.15   2.30   26.80    28.26
SAST American Funds Growth-
  Income Portfolio Class 3          17,447,565 13.25      14.23      238,480,333       1.21        1.15   2.30   30.08    31.58
SAST Balanced Portfolio Class 1      2,126,612 21.38      22.08       46,451,843       1.50        1.52   1.77   17.39    17.68
SAST Balanced Portfolio Class 2        411,516 20.59      21.67        8,841,085       1.42        1.52   1.97   16.98    17.50
SAST Balanced Portfolio Class 3      5,232,807 13.35      14.44       82,862,821       1.41        1.15   2.30   16.48    17.82
SAST Blue Chip Growth Portfolio
  Class 1                              843,535  8.36       8.64        7,363,497       0.34        1.52   1.77   31.62    31.95
SAST Blue Chip Growth Portfolio
  Class 2                              357,368  8.08       8.50        3,022,372       0.18        1.52   1.97   31.16    31.75
SAST Blue Chip Growth Portfolio
  Class 3                            7,376,713 13.57      14.69       78,662,929       0.12        1.15   2.30   30.60    32.11
SAST Capital Growth Portfolio
  Class 1                              537,506 10.09      10.43        5,594,508       0.76        1.52   1.77   26.99    27.31
SAST Capital Growth Portfolio
  Class 2                              204,675  9.73      10.24        2,079,030       0.61        1.52   1.97   26.55    27.12
SAST Capital Growth Portfolio
  Class 3                            4,479,417  9.58      13.84       46,442,265       0.56        1.15   2.30   26.17    27.46
SAST Corporate Bond Portfolio
  Class 1                            2,944,548 26.54      27.43       80,677,033       4.11        1.52   1.77   -0.38    -0.13
SAST Corporate Bond Portfolio
  Class 2                              888,319 25.56      26.94       23,787,994       3.89        1.52   1.97   -0.72    -0.28
SAST Corporate Bond Portfolio
  Class 3                           31,196,561 14.70      15.82      646,977,548       4.12        1.15   2.30   -1.15    -0.01
SAST Dogs of Wall Street
  Portfolio Class 1                  1,379,465 20.12      20.79       28,655,599       1.53        1.52   1.77   34.22    34.56
SAST Dogs of Wall Street
  Portfolio Class 2                    397,515 19.44      20.44        8,077,405       1.40        1.52   1.97   33.76    34.36
SAST Dogs of Wall Street
  Portfolio Class 3                  4,189,008 16.42      17.70       77,607,623       1.46        1.15   2.30   33.19    34.72
SAST Dynamic Allocation Portfolio
  Class 3                          409,285,686 11.95      12.22    4,968,981,157       0.00        1.15   2.30   14.48    15.80
SAST Dynamic Strategy Portfolio
  Class 3                          172,984,385 11.95      12.13    2,086,919,684       0.00        1.15   2.30   15.06    16.21
SAST Emerging Markets Portfolio
  Class 1                            1,714,373 18.24      18.83       32,323,411       0.53        1.52   1.77   -5.08    -4.84
SAST Emerging Markets Portfolio
  Class 2                              328,690 17.56      18.50        6,044,398       0.37        1.52   1.97   -5.41    -4.99
SAST Emerging Markets Portfolio
  Class 3                            9,977,805 10.88      11.72      150,751,361       0.33        1.15   2.30   -5.82    -4.73
SAST Equity Opportunities
  Portfolio Class 1                  1,164,812 26.48      27.37       31,838,932       0.55        1.52   1.77   28.92    29.25
SAST Equity Opportunities
  Portfolio Class 2                    205,845 25.48      26.88        5,500,018       0.43        1.52   1.97   28.48    29.05
SAST Equity Opportunities
  Portfolio Class 3                  1,901,413 13.48      14.55       40,647,695       0.38        1.15   2.30   27.96    29.40
SAST Foreign Value Portfolio
  Class 2                            1,182,233 19.75      21.07       24,841,804       1.70        1.52   1.97   20.81    21.35
SAST Foreign Value Portfolio
  Class 3                           33,840,654 11.27      12.11      529,074,266       1.65        1.15   2.30   20.29    21.67
SAST Fundamental Growth Portfolio
  Class 1                            1,832,839 25.17      26.00       47,551,481       0.00        1.52   1.77   34.66    35.00
SAST Fundamental Growth Portfolio
  Class 2                              116,882 24.20      25.52        2,956,092       0.00        1.52   1.97   34.20    34.80
SAST Fundamental Growth Portfolio
  Class 3                            3,474,144 14.10      15.31       78,469,003       0.00        1.15   2.30   33.62    35.16
SAST Global Bond Portfolio Class 1   1,507,896 15.14      22.33       34,673,951       1.08        1.52   1.77   -5.23    -5.00
SAST Global Bond Portfolio Class 2     387,300 21.52      22.63        8,716,751       0.89        1.52   1.97   -5.56    -5.14
SAST Global Bond Portfolio Class 3  13,417,886 12.15      13.07      216,989,289       0.95        1.15   2.30   -5.97    -4.88
SAST Global Equities Portfolio
  Class 1                            2,015,137 25.92      26.78       53,809,389       0.54        1.52   1.77   23.99    24.30
SAST Global Equities Portfolio
  Class 2                              191,720 25.05      26.75        5,039,206       0.36        1.40   1.97   23.56    24.26
SAST Global Equities Portfolio
  Class 3                            1,978,581 11.55      12.55       34,910,507       0.34        1.15   2.30   23.03    24.44
SAST Growth Opportunities
  Portfolio Class 1                  1,238,477  8.95       9.24       11,433,943       0.00        1.52   1.77   35.38    35.72
SAST Growth Opportunities
  Portfolio Class 2                    444,075  8.62       9.09        4,007,411       0.00        1.52   1.97   34.91    35.51
SAST Growth Opportunities
  Portfolio Class 3                 15,734,010 16.64      17.90      183,849,459       0.00        1.15   2.30   34.33    35.88
SAST Growth-Income Portfolio
  Class 1                            3,557,126 13.29      40.57      147,327,004       1.50        1.52   1.77   29.45    29.77
SAST Growth-Income Portfolio
  Class 2                              263,050 38.94      41.09       10,731,229       1.40        1.52   1.97   29.00    29.58
SAST Growth-Income Portfolio
  Class 3                            6,409,569 13.17      14.33      111,002,605       1.43        1.15   2.30   28.45    29.93
SAST High-Yield Bond Portfolio
  Class 1                            2,289,102 27.06      27.92       63,869,997       5.16        1.52   1.77    6.02     6.28
SAST High-Yield Bond Portfolio
  Class 2                              485,256 25.98      27.41       13,195,181       5.05        1.52   1.97    5.65     6.12
SAST High-Yield Bond Portfolio
  Class 3                            8,009,377 12.86      14.04      150,844,934       4.99        1.15   2.30    5.19     6.41
SAST International Diversified
  Equities Portfolio Class 1         2,735,184 14.99      15.48       42,330,888       2.64        1.52   1.77   18.51    18.81
SAST International Diversified
  Equities Portfolio Class 2         1,181,253 14.46      15.21       17,883,661       2.42        1.52   1.97   18.10    18.63
SAST International Diversified
  Equities Portfolio Class 3        11,544,046 10.91      11.80      165,223,822       2.40        1.15   2.30   17.59    18.95
SAST International Growth and
  Income Portfolio Class 1           2,742,382 12.34      16.66       46,885,819       2.00        1.52   1.77   19.90    20.20
SAST International Growth and
  Income Portfolio Class 2             498,168 16.12      16.93        8,378,889       1.84        1.52   1.97   19.48    20.02
SAST International Growth and
  Income Portfolio Class 3          11,370,655  9.46      10.23      175,188,561       1.70        1.15   2.30   18.97    20.34
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 1                            1,684,838 33.17      34.26       57,359,876       0.62        1.52   1.77   29.51    29.83
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 2                              355,630 32.06      33.67       11,906,751       0.47        1.52   1.97   29.06    29.64
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 3                           13,632,793 14.73      15.88      283,185,602       0.42        1.15   2.30   28.51    29.99
SAST SA MFS Total Return Bond
  Portfolio Class 1                  4,056,102 35.01      36.15      145,293,218       2.32        1.52   1.77   16.92    17.21
SAST SA MFS Total Return Bond
  Portfolio Class 2                  1,220,344 33.70      35.50       43,051,546       2.13        1.52   1.97   16.51    17.04
SAST SA MFS Total Return Bond
  Portfolio Class 3                  7,922,055 12.87      13.86      207,025,709       2.13        1.15   2.30   16.02    17.35
SAST Mid-Cap Growth Portfolio
  Class 1                            2,246,993 17.44      18.01       40,169,622       0.00        1.52   1.77   39.92    40.27
SAST Mid-Cap Growth Portfolio
  Class 2                            1,015,183 16.77      17.98       17,850,590       0.00        1.40   1.97   39.43    40.23
SAST Mid-Cap Growth Portfolio
  Class 3                            6,681,662 17.05      18.30      116,935,074       0.00        1.15   2.30   38.84    40.44
SAST Real Estate Portfolio Class 1   1,084,616 25.51      26.36       28,572,706       1.15        1.52   1.77   -3.80    -3.56
SAST Real Estate Portfolio Class 2     332,391 24.59      25.89        8,546,099       0.97        1.52   1.97   -4.14    -3.71
SAST Real Estate Portfolio Class 3  15,959,829  8.72       9.40      238,203,941       0.94        1.15   2.30   -4.55    -3.45
SAST SA Janus Focused Growth
  Portfolio Class 1                  1,017,407 16.19      16.73       16,978,777       0.21        1.52   1.77   32.34    32.67
SAST SA Janus Focused Growth
  Portfolio Class 2                    901,697 15.94      16.42       14,745,650       0.05        1.52   1.77   32.14    32.47
SAST SA Janus Focused Growth
  Portfolio Class 3                  7,026,877 14.32      15.44      109,092,849       0.01        1.15   2.30   31.32    32.83
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  2,019,747 27.02      27.86       56,232,882       1.31        1.52   1.77   -5.28    -5.04
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                    542,384 26.51      27.35       14,765,227       1.13        1.52   1.77   -5.42    -5.18
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 47,226,038 12.77      13.78      790,267,631       1.22        1.15   2.30   -6.01    -4.93
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            8,789,794 17.24      47.97      432,542,277       1.18        1.52   1.77   31.34    31.67

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,307,735 46.09      49.46      63,243,583        1.02        1.40   1.97   30.88    31.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            18,397,328 12.97      13.95     521,161,365        0.93        1.15   2.30   30.32    31.82
SAST Small & Mid Cap Value
  Portfolio Class 2                     700,302 27.78      29.26      20,393,339        0.35        1.52   1.97   34.91    35.52
SAST Small & Mid Cap Value
  Portfolio Class 3                  22,482,583 16.62      17.84     517,039,466        0.26        1.15   2.30   34.33    35.88
SAST Small Company Value Portfolio
  Class 3                            14,289,780 14.87      15.97     210,934,543        0.67        1.15   2.30   31.97    33.49
SAST Technology Portfolio Class 1     3,015,476  2.89       2.99       9,002,990        0.00        1.52   1.77   23.68    23.99
SAST Technology Portfolio Class 2       932,586  2.78       2.98       2,719,453        0.00        1.40   1.97   23.25    23.95
SAST Technology Portfolio Class 3     5,907,349 12.45      13.46      24,372,613        0.00        1.15   2.30   22.72    24.14
SAST Telecom Utility Portfolio
  Class 1                               740,461 21.71      22.42      16,591,619        2.42        1.52   1.77   17.87    18.17
SAST Telecom Utility Portfolio
  Class 2                                92,755 21.40      22.03       2,021,794        2.09        1.52   1.77   17.70    17.99
SAST Telecom Utility Portfolio
  Class 3                             1,287,931 15.45      16.72      23,844,401        2.18        1.15   2.30   16.96    18.31
SAST Ultra Short Bond Portfolio
  Class 1                             3,325,725 12.21       9.75      41,819,465        0.00        1.52   1.77   -2.01    -1.76
SAST Ultra Short Bond Portfolio
  Class 2                             1,175,932 11.77      12.38      14,481,861        0.00        1.52   1.97   -2.35    -1.91
SAST Ultra Short Bond Portfolio
  Class 3                            14,206,110  8.80       9.61     155,470,211        0.00        1.15   2.30   -2.77    -1.65
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3              8,833,845 11.81      11.96     105,219,286        0.08        1.15   2.30   17.61    19.58
SAST VCP Total Return Balanced
  Portfolio Class 3                   4,772,124 10.77      10.85      51,642,050        1.02               1.40    7.73     8.45
SAST VCP Value Portfolio Class 3      4,907,424 10.96      11.03      54,020,433        0.44        1.15   2.15    9.58    10.32

                                                December 31, 2012                       For the Year Ended December 31 2012
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,871,926  17.66     18.11      70,041,345        1.84        1.52   1.77   14.15    14.43
American Funds Asset Allocation
  Fund Class 3                          694,087  53.58     54.40      37,731,455        1.93        1.30   1.40   14.65    14.77
American Funds Ultra-Short Bond
  Fund Class 3                          490,800  20.90     21.22      10,413,855        0.00        1.30   1.40   -1.74    -1.64
American Funds Global Growth Fund
  Class 2                             9,876,200  23.80     24.93     245,057,800        0.85        1.52   1.97   20.17    20.71
American Funds Growth Fund Class 2   15,234,989  20.69     21.66     328,241,194        0.76        1.52   1.97   15.59    16.11
American Funds Growth Fund Class 3      950,747 195.88    198.88     188,985,493        0.85        1.30   1.40   16.33    16.44
American Funds Growth-Income Fund
  Class 2                            18,139,027  17.51     18.35     331,179,768        1.55        1.52   1.97   15.19    15.71
American Funds Growth-Income Fund
  Class 3                             1,238,142 133.93    135.98     168,248,736        1.60        1.30   1.40   15.95    16.07
American Funds High-Income Bond
  Fund Class 3                          233,472  89.47     90.84      21,202,693        6.89        1.30   1.40   12.09    12.20
American Funds International Fund
  Class 3                               869,072  49.54     50.30      43,694,055        1.48        1.30   1.40   16.33    16.45
American Funds US Government
  AAA-Rated Securities Fund Class 3     488,933  39.95     40.56      19,814,636        1.02        1.30   1.40    0.60     0.70
AST Asset Allocation Portfolio
  Class 1                             3,982,890  29.46     30.33     120,778,080        3.00        1.52   1.77    9.98    10.25
AST Asset Allocation Portfolio
  Class 2                               330,320  28.39     29.82       9,767,892        2.96        1.52   1.97    9.59    10.09
AST Asset Allocation Portfolio
  Class 3                             1,531,222  11.96     12.85      32,024,508        2.78        1.15   2.30    9.13    10.39
AST Capital Appreciation Portfolio
  Class 1                             4,724,022  15.38     58.57     272,256,449        0.00        1.52   1.77   21.72    22.02
AST Capital Appreciation Portfolio
  Class 2                               871,835  55.58     58.31      50,117,932        0.00        1.40   1.97   21.29    21.99
AST Capital Appreciation Portfolio
  Class 3                            12,383,454  13.82     14.78     406,740,869        0.00        1.15   2.30   20.77    22.17
AST Government and Quality Bond
  Portfolio Class 1                   5,343,112  14.25     21.50     114,136,242        2.24        1.52   1.77    1.97     2.23
AST Government and Quality Bond
  Portfolio Class 2                   2,454,974  20.16     21.17      51,673,486        2.05        1.52   1.97    1.61     2.07
AST Government and Quality Bond
  Portfolio Class 3                  35,919,014  11.86     12.60     631,222,456        2.05        1.15   2.30    1.18     2.35
AST Growth Portfolio Class 1          2,271,526  33.68     34.70      78,772,999        0.56        1.52   1.77   11.96    12.24
AST Growth Portfolio Class 2            703,753  32.61     34.17      23,923,993        0.39        1.52   1.97   11.57    12.08
AST Growth Portfolio Class 3          3,811,288  10.21     11.09     107,879,000        0.29        1.15   2.30    9.61    12.38
AST Natural Resources Portfolio
  Class 1                             1,083,860  45.88     47.27      51,203,446        1.07        1.52   1.77    1.70     1.96
AST Natural Resources Portfolio
  Class 2                               250,776  44.43     46.66      11,581,109        0.85        1.52   1.97    1.35     1.81
AST Natural Resources Portfolio
  Class 3                             4,379,024   9.42     10.29     118,286,496        0.80        1.15   2.30    0.91     2.08
Columbia VP Asset Allocation Fund
  Class 1                                54,826  12.05     12.76         698,941        2.32        1.52   1.77   10.23    11.32
Columbia VP Dividend Opportunity
  Fund Class 1                          213,530  11.06     11.74       2,498,171        0.00        1.52   2.02   11.09    12.38
Columbia VP Income Opportunities
  Fund Class 1                          953,291  20.86     22.07      20,751,956        6.58        1.52   2.17   12.58    13.32
Columbia VP Large Cap Growth Fund
  II Class 1                             75,938  13.82     14.54       1,099,367        0.00        1.52   2.02    8.99     9.70
Columbia VP Large Cap Growth Fund
  III Class 1                         2,462,182  11.41     12.14      29,503,319        0.37        1.52   2.17    9.63    10.34
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       190,965  10.80     11.57       2,200,594        0.66        1.52   2.02    8.03    10.54
Columbia VP International
  Opportunities Fund Class 2            142,991  16.09     16.97       2,422,378        0.90        1.52   2.02   14.26    15.84
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               43,776  10.69     11.88         509,730        0.00        1.52   2.02    9.80    10.08
Columbia VP Small Company Growth
  Fund Class 1                           91,523  12.01     12.61       1,150,648        0.00        1.52   2.02    9.71    10.31
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,403,773   9.77     10.35      44,629,639        2.78        1.15   2.30   12.71    14.01
FTVIP Franklin Income VIP Fund
  Class 2                            10,906,862  11.21     11.90     127,193,425        6.41        1.15   2.30   10.08    11.36
Invesco V.I. American Franchise
  Fund Series II                      1,724,094  11.66     12.46      19,411,520        0.00        1.15   2.30   10.81    12.10
Invesco V.I. Comstock Fund Series II 26,370,726  10.35     11.00     334,717,061        1.50        1.15   2.30   16.21    17.56
Invesco V.I. Growth and Income Fund
  Series II                          37,352,836  10.34     10.99     507,496,457        1.29        1.15   2.30   11.74    13.04
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 22,003,083   8.97      9.58     246,903,048        0.95        1.15   2.30    9.53    10.80
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,632,494  14.27     14.66      23,886,260        0.63        1.52   1.77   12.53    12.81
Principal Diversified International
  Account Class 1                       272,576   6.54      6.80       1,850,877        2.12        1.40   1.80   16.32    16.79
Principal Diversified International
  Account Class 2                        72,701   6.26      6.52         470,464        1.48        1.55   1.95   15.72    16.19
Principal Equity Income Account
  Class 1                             1,778,033  10.68     11.18      19,770,254        2.95        1.40   1.80   10.99    11.44
Principal Equity Income Account
  Class 2                               919,575   9.69     10.29       9,664,865        2.72        1.52   2.17    9.32    11.01
Principal Government & High Quality
  Bond Account Class 1                  522,217   8.20      8.58       4,426,281        3.97        1.40   1.80    2.05     2.46

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2012                       For the Year Ended December 31 2012
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
Principal Government & High
  Quality Bond Account Class 2         136,250  7.83       8.17        1,106,170       3.76        1.55   1.95    1.69     2.10
Principal Income Account Class 1       841,026  9.79      10.25        8,564,452       4.16        1.40   1.80    7.61     8.04
Principal Income Account Class 2       354,251  9.42       9.85        3,480,524       3.91        1.55   1.95    7.17     7.60
Principal LargeCap Blend Account
  II Class 1                           285,591  7.06       7.38        2,089,463       1.34        1.40   1.80   13.14    13.60
Principal LargeCap Blend Account
  II Class 2                            77,461  6.72       7.03          542,704       1.02        1.55   1.95   12.62    13.07
Principal LargeCap Growth Account
  Class 1                               71,443  7.50       7.86          557,629       0.30        1.40   1.80   14.76    15.22
Principal LargeCap Growth Account
  Class 2                               50,702  7.21       7.53          380,060       0.00        1.55   1.95   14.31    14.77
Principal Money Market Account
  Class 1                              298,282  5.62       5.91        1,751,573       0.00        1.40   1.80   -1.79    -1.39
Principal Money Market Account
  Class 2                              203,490  5.46       5.71        1,147,361       0.00        1.55   1.95   -1.94    -1.54
Principal PVC Capital
  Appreciation Account Class 1         826,168 13.70      14.34       11,780,972       1.11        1.40   1.80   11.79    12.24
Principal PVC Capital
  Appreciation Account Class 2         126,080 13.05      13.65        1,711,113       0.79        1.55   1.95   11.38    11.82
Principal PVC MidCap Blend Acct
  Class 1                              187,668 12.75      13.34        2,476,537       0.83        1.40   1.80   17.31    17.78
Principal PVC MidCap Blend Acct
  Class 2                               47,213 12.16      12.72          597,045       0.65        1.55   1.95   16.86    17.33
Principal Real Estate Securities
  Account Class 1                       45,838 21.36      22.32        1,020,152       1.43        1.40   1.80   15.54    15.75
Principal Real Estate Securities
  Account Class 2                       10,775 20.87      21.84          234,261       1.00        1.55   1.95   15.06    15.13
Principal SAM Balanced Portfolio
  Class 1                            4,199,632 11.48      12.02       49,900,127       0.66        1.40   1.80   10.74    11.18
Principal SAM Balanced Portfolio
  Class 2                            3,524,659 10.50      11.55       40,400,277       0.42        1.52   2.17    8.90    10.77
Principal SAM Conservative
  Balanced Portfolio Class 1           748,071  8.58       8.97        6,652,704       0.81        1.40   1.80    9.20     9.64
Principal SAM Conservative
  Balanced Portfolio Class 2           703,758 11.18      12.03        6,117,469       0.56        1.52   2.17    8.07     9.24
Principal SAM Conservative Growth
  Portfolio Class 1                  1,884,867 11.47      12.00       22,262,452       0.43        1.40   1.80   12.14    12.59
Principal SAM Conservative Growth
  Portfolio Class 2                  1,903,380 10.51      11.48       21,654,425       0.20        1.52   2.17   10.22    12.09
Principal SAM Flexible Income
  Portfolio Class 1                    972,225 10.09      10.57       10,178,465       1.10        1.40   1.80    8.66     9.09
Principal SAM Flexible Income
  Portfolio Class 2                    908,101 11.50      12.50        9,188,735       0.87        1.52   2.17    7.19     8.67
Principal SAM Strategic Growth
  Portfolio Class 1                    472,085 12.10      12.64        5,899,514       0.22        1.40   1.80   13.46    13.91
Principal SAM Strategic Growth
  Portfolio Class 2                    799,276 11.04      12.15        9,600,136       0.00        1.52   2.17   11.33    13.49
Principal Short-Term Income
  Account Class 1                      278,678  7.45       7.81        2,129,166       2.05        1.40   1.80    3.13     3.54
Principal Short-Term Income
  Account Class 2                      163,910  7.17       7.49        1,220,917       1.73        1.55   1.95    2.65     3.06
Principal SmallCap Value Account
  I Class 1                             20,498 10.36      10.80          220,386       0.78        1.40   1.80   19.55    20.03
Principal SmallCap Value Account
  I Class 2                              8,050  9.88      10.54           84,528       0.63        1.55   1.95   17.47    19.53
SST Allocation Balanced Portfolio
  Class 3                           10,350,429 11.94      12.67      127,736,202       1.15        1.15   2.30    8.19     9.44
SST Allocation Growth Portfolio
  Class 3                            1,478,728 11.16      11.90       16,966,520       0.88        1.15   2.30   12.25    13.55
SST Allocation Moderate Growth
  Portfolio Class 3                 14,827,359 11.35      12.07      173,994,204       1.15        1.15   2.30   10.32    11.60
SST Allocation Moderate Portfolio
  Class 3                           13,070,209 11.71      12.45      158,276,953       1.14        1.15   2.30    9.22    10.48
SST Real Return Portfolio Class 3   21,854,322 11.77      12.49      265,729,709       2.80        1.15   2.30    1.43     2.60
Steriling Capital Select Equity
  VIF                                  110,190  9.24       9.80        1,069,734       0.98        1.52   2.17   12.55    12.65
Steriling Capital Special
  Opportunities VIF                    718,972 15.50      16.08       11,496,176       0.26        1.52   2.17   12.45    12.60
Steriling Capital Strategic
  Allocation Equity VIF                144,790  9.86      10.41        1,498,142       0.89        1.52   2.17   11.67    11.70
Steriling Capital Total Return
  Bond VIF                             557,546 12.92      13.49        7,502,837       2.84        1.52   2.17    4.50     5.03
SAST Aggressive Growth Portfolio
  Class 1                            1,751,902  7.54      14.69       25,673,586       0.00        1.52   1.77   14.18    14.46
SAST Aggressive Growth Portfolio
  Class 2                              218,339 13.75      14.42        3,130,545       0.00        1.52   1.97   13.78    14.29
SAST Aggressive Growth Portfolio
  Class 3                            1,669,400  8.91       9.51       20,019,631       0.00        1.15   2.30   13.29    14.60
SAST SA AB Growth Portfolio
  Class 1                            4,364,728  9.68      36.40      157,680,718       0.48        1.52   1.77   14.55    14.84
SAST SA AB Growth Portfolio
  Class 2                              608,726 34.01      36.35       21,625,031       0.31        1.40   1.97   14.15    14.80
SAST SA AB Growth Portfolio
  Class 3                            3,480,341 11.04      11.85      105,946,497       0.22        1.15   2.30   13.66    14.98
SAST American Funds Asset
  Allocation Portfolio Class 3      10,706,139 11.09      11.81      123,436,538       1.38        1.15   2.30   13.14    14.45
SAST American Funds Global Growth
  Portfolio Class 3                 33,333,147 11.75      12.48      403,842,179       1.01        1.15   2.30   19.45    20.84
SAST American Funds Growth
  Portfolio Class 3                 23,791,952 10.75      11.42      265,109,166       0.33        1.15   2.30   14.88    16.21
SAST American Funds Growth-
  Income Portfolio Class 3          20,191,869 10.19      10.82      210,222,189       1.23        1.15   2.30   14.49    15.81
SAST Balanced Portfolio Class 1      2,278,431 10.27      18.77       42,170,844       1.33        1.52   1.77   11.14    11.42
SAST Balanced Portfolio Class 2        388,399 17.60      18.44        7,119,023       1.21        1.52   1.97   10.75    11.25
SAST Balanced Portfolio Class 3      4,857,416 11.46      12.25       66,216,542       1.30        1.15   2.30   10.29    11.55
SAST Blue Chip Growth Portfolio
  Class 1                            1,001,520  6.35       7.96        6,615,429       0.00        1.52   1.77    9.62     9.89
SAST Blue Chip Growth Portfolio
  Class 2                              453,203  6.16       6.45        2,909,843       0.00        1.52   1.97    9.23     9.73
SAST Blue Chip Growth Portfolio
  Class 3                            8,504,608 10.39      11.12       67,936,175       0.00        1.15   2.30    8.76    10.02
SAST Capital Growth Portfolio
  Class 1                              652,754  7.95       8.19        5,335,678       0.41        1.52   1.77   11.92    12.20
SAST Capital Growth Portfolio
  Class 2                              256,021  7.69       8.06        2,049,678       0.27        1.52   1.97   11.53    12.04
SAST Capital Growth Portfolio
  Class 3                            5,331,320 10.14      10.86       43,426,795       0.16        1.15   2.30   11.05    12.34
SAST Corporate Bond Portfolio
  Class 1                            3,589,471 26.64      27.47       98,492,428       5.17        1.52   1.77    9.46     9.73
SAST Corporate Bond Portfolio
  Class 2                            1,071,199 25.75      27.02       28,790,349       5.01        1.52   1.97    9.07     9.57
SAST Corporate Bond Portfolio
  Class 3                           29,646,690 14.87      15.82      636,323,684       5.11        1.15   2.30    8.61     9.87
SAST Dogs of Wall Street
  Portfolio Class 1                  1,467,429 14.99      15.45       22,651,699       2.06        1.52   1.77   11.82    12.10
SAST Dogs of Wall Street
  Portfolio Class 2                    424,421 14.53      15.21        6,421,108       1.94        1.52   1.97   11.43    11.94
SAST Dogs of Wall Street
  Portfolio Class 3                  3,468,287 12.33      13.14       48,336,125       2.00        1.15   2.30   10.95    12.24
SAST Dynamic Allocation Portfolio
  Class 3                          169,199,375 10.44      10.56    1,779,908,764       1.81        1.15   2.30    4.36     5.56
SAST Dynamic Strategy Portfolio
  Class 3                           20,033,318 10.37      10.43      208,658,498       1.52        1.15   2.30    3.68     4.35
SAST Emerging Markets Portfolio
  Class 1                            2,022,328 19.21      29.64       40,078,332       0.54        1.52   1.77   16.66    16.96
SAST Emerging Markets Portfolio
  Class 2                              347,397 18.56      19.47        6,727,422       0.31        1.52   1.97   16.26    16.78
SAST Emerging Markets Portfolio
  Class 3                            9,251,513 11.55      12.31      151,524,732       0.32        1.15   2.30   15.76    17.10
SAST Equity Opportunities
  Portfolio Class 1                  1,352,980 20.54      21.17       28,615,498       0.94        1.52   1.77   14.80    15.09
SAST Equity Opportunities
  Portfolio Class 2                    255,268 19.83      20.83        5,287,544       0.75        1.52   1.97   14.40    14.91
SAST Equity Opportunities
  Portfolio Class 3                  1,570,896 10.53      11.24       28,151,591       0.72        1.15   2.30   14.11    15.22
SAST Foreign Value Portfolio
  Class 2                            1,444,664 16.35      17.36       25,027,854       1.84        1.52   1.97   17.08    17.61

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2012                       For the Year Ended December 31 2012
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Foreign Value Portfolio Class 3 37,450,248  9.37       9.95     492,880,572        1.87        1.15   2.30   16.57    17.92
SAST Fundamental Growth Portfolio
  Class 1                             2,093,732  7.71      19.26      40,171,374        0.00        1.52   1.77   14.09    14.40
SAST Fundamental Growth Portfolio
  Class 2                               131,713 18.03      18.93       2,474,431        0.00        1.52   1.97   13.72    14.23
SAST Fundamental Growth Portfolio
  Class 3                             4,273,274 10.55      11.33      72,229,266        0.00        1.15   2.30   13.24    14.54
SAST Global Bond Portfolio Class 1    1,794,290 15.47      24.28      43,381,586        8.32        1.52   1.77    2.06     2.32
SAST Global Bond Portfolio Class 2      444,796 22.79      23.86      10,564,795        8.38        1.52   1.97    1.70     2.16
SAST Global Bond Portfolio Class 3   11,739,054 12.92      13.74     209,449,157        8.55        1.15   2.30    1.26     2.44
SAST Global Equities Portfolio
  Class 1                             2,287,119  9.61      21.55      49,134,851        0.73        1.52   1.77   14.83    15.12
SAST Global Equities Portfolio
  Class 2                               238,123 20.27      21.52       5,046,286        0.54        1.40   1.97   14.43    15.09
SAST Global Equities Portfolio
  Class 3                             1,973,752  9.38      10.08      28,497,278        0.53        1.15   2.30   13.94    15.26
SAST Growth Opportunities Portfolio
  Class 1                             1,481,738  6.61       6.81      10,081,037        0.00        1.52   1.77   15.50    15.79
SAST Growth Opportunities Portfolio
  Class 2                               590,431  6.39       6.71       3,935,759        0.00        1.52   1.97   15.10    15.62
SAST Growth Opportunities Portfolio
  Class 3                            20,098,658 12.38      13.18     169,921,760        0.00        1.15   2.30   14.60    15.93
SAST Growth-Income Portfolio Class 1  4,070,839  9.94      32.29     129,950,388        1.71        1.52   1.77   11.75    12.03
SAST Growth-Income Portfolio Class 2    293,916 30.19      31.71       9,258,265        1.60        1.52   1.97   11.35    11.86
SAST Growth-Income Portfolio Class 3  6,197,572 10.26      11.03      81,680,465        1.65        1.15   2.30   10.88    12.16
SAST High-Yield Bond Portfolio
  Class 1                             2,719,093 25.53      26.27      71,388,107        6.25        1.52   1.77   14.93    15.22
SAST High-Yield Bond Portfolio
  Class 2                               577,334 24.59      25.83      14,808,525        6.04        1.52   1.97   14.53    15.05
SAST High-Yield Bond Portfolio
  Class 3                             7,722,492 12.22      13.20     145,112,274        6.57        1.15   2.30   14.04    15.36
SAST International Diversified
  Equities Portfolio Class 1          3,094,795 12.65      13.03      40,309,407        0.98        1.52   1.77   15.29    15.58
SAST International Diversified
  Equities Portfolio Class 2          1,454,731 12.24      12.83      18,581,247        0.80        1.52   1.97   14.88    15.40
SAST International Diversified
  Equities Portfolio Class 3         13,044,143  9.28       9.92     159,215,635        0.71        1.15   2.30   14.39    15.72
SAST International Growth and
  Income Portfolio Class 1            3,092,311  9.97      14.32      43,952,158        2.31        1.52   1.77   19.16    19.46
SAST International Growth and
  Income Portfolio Class 2              596,036 13.49      14.10       8,358,971        2.10        1.52   1.97   18.74    19.28
SAST International Growth and
  Income Portfolio Class 3           13,758,088  7.95       8.50     178,209,323        2.06        1.15   2.30   18.24    19.60
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1             1,901,807 11.75      26.38      49,825,436        0.73        1.52   1.77   17.06    17.35
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2               420,370 24.84      25.97      10,867,447        0.54        1.52   1.97   16.65    17.18
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3            14,911,675 11.46      12.22     245,454,389        0.56        1.15   2.30   16.15    17.50
SAST SA MFS Total Return Bond
  Portfolio Class 1                   4,684,330 13.96      30.84     143,226,199        2.69        1.52   1.77    9.36     9.63
SAST SA MFS Total Return Bond
  Portfolio Class 2                   1,470,766 28.92      30.33      44,349,372        2.52        1.52   1.97    8.98     9.47
SAST SA MFS Total Return Bond
  Portfolio Class 3                   8,304,413 11.09      11.81     193,491,460        2.48        1.15   2.30    8.51     9.77
SAST Mid-Cap Growth Portfolio
  Class 1                             2,712,118  7.43      12.84      34,512,094        0.00        1.52   1.77   14.02    14.30
SAST Mid-Cap Growth Portfolio
  Class 2                             1,231,749 12.03      12.82      15,478,572        0.00        1.40   1.97   13.62    14.27
SAST Mid-Cap Growth Portfolio
  Class 3                             8,000,603 12.28      13.03     100,053,921        0.00        1.15   2.30   13.13    14.44
SAST Real Estate Portfolio Class 1    1,279,476 26.52      27.33      34,954,546        1.07        1.52   1.77   15.17    15.46
SAST Real Estate Portfolio Class 2      371,396 25.65      26.88       9,919,385        0.94        1.52   1.97   14.77    15.29
SAST Real Estate Portfolio Class 3   14,642,384  9.14       9.74     239,429,943        0.89        1.15   2.30   14.28    15.60
SAST SA Janus Focused Growth
  Portfolio Class 1                   1,080,147 12.23      12.61      13,583,091        0.29        1.52   1.77    9.30     9.57
SAST SA Janus Focused Growth
  Portfolio Class 2                   1,068,902 12.06      12.39      13,201,509        0.11        1.52   1.77    9.13     9.41
SAST SA Janus Focused Growth
  Portfolio Class 3                   7,337,632 10.91      11.63      86,274,279        0.11        1.15   2.30    8.45     9.70
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   2,459,098 28.53      29.34      72,108,944        3.06        1.52   1.77    5.39     5.65
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     712,809 28.03      28.84      20,481,417        3.10        1.52   1.77    5.23     5.49
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  42,157,782 13.59      14.50     767,396,774        3.08        1.15   2.30    4.57     5.78
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            10,172,718 12.60      37.64     380,118,970        0.78        1.52   1.77   10.73    11.01
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,618,046 35.21      37.57      59,570,669        0.61        1.40   1.97   10.35    10.98
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            21,618,837  9.95      10.58     489,088,129        0.55        1.15   2.30    9.87    11.15
SAST Small & Mid Cap Value
  Portfolio Class 2                     899,543 20.59      21.59      19,344,277        0.39        1.52   1.97   16.11    16.63
SAST Small & Mid Cap Value
  Portfolio Class 3                  27,131,938 12.38      13.13     468,586,899        0.37        1.15   2.30   15.61    16.95
SAST Small Company Value Portfolio
  Class 3                            17,184,541 11.27      11.97     190,331,364        0.24        1.15   2.30   14.89    16.23
SAST Technology Portfolio Class 1     3,506,802  2.34       2.41       8,444,567        0.00        1.52   1.77    5.87     6.14
SAST Technology Portfolio Class 2     1,115,091  2.26       2.40       2,629,506        0.00        1.40   1.97    5.50     6.11
SAST Technology Portfolio Class 3     6,779,977 10.14      10.84      20,098,275        0.00        1.15   2.30    5.06     6.27
SAST Telecom Utility Portfolio
  Class 1                               837,210 18.42      18.97      15,877,292        3.38        1.52   1.77   11.48    11.76
SAST Telecom Utility Portfolio
  Class 2                               127,679 18.18      18.67       2,363,929        3.31        1.52   1.77   11.32    11.60
SAST Telecom Utility Portfolio
  Class 3                             1,325,753 13.21      14.13      21,303,455        3.37        1.15   2.30   10.62    11.90
SAST Ultra Short Bond Portfolio
  Class 1                             3,574,882  9.71      12.84      45,782,409        0.00        1.52   1.77   -2.00    -1.75
SAST Ultra Short Bond Portfolio
  Class 2                             1,312,942 12.05      12.62      16,506,599        0.00        1.52   1.97   -2.34    -1.90
SAST Ultra Short Bond Portfolio
  Class 3                            13,868,100  9.05       9.77     160,572,375        0.00        1.15   2.30   -2.76    -1.63
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3                493,947 10.04      10.07       4,969,379        0.00        1.15   2.30    0.39     0.67

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These expenses do not include any expenses assessed through redemption of units. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 24, 2017, the date the financial statements were issued.

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2016 and 2015 and for each of the three years ended December 31, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                 2
Consolidated Balance Sheet at December 31, 2016 and 2015                     3
Consolidated Statements of Income for each of the years ended
  December 31, 2016, 2015 and 2014                                           4
Consolidated Statements of Comprehensive Income (Loss) for each of the
  years ended December 31, 2016, 2015 and 2014                               5
Consolidated Statements of Equity for each of the years ended
  December 31, 2016, 2015 and 2014                                           6
Consolidated Statements of Cash Flows for each of the years ended
  December 31, 2016, 2015 and 2014                                           7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1.   Basis of Presentation                                                   8
2.   Summary of Significant Accounting Policies                              9
3.   Fair Value Measurements                                                14
4.   Investments                                                            33
5.   Lending Activities                                                     43
6.   Reinsurance                                                            45
7.   Derivatives and Hedge Accounting                                       46
8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       49
9.   Variable Interest Entities                                             52
10.  Insurance Liabilities                                                  54
11.  Variable Life and Annuity Contracts                                    57
12.  Debt                                                                   59
13.  Commitments and Contingencies                                          60
14.  Equity                                                                 62
15.  Statutory Financial Data and Restrictions                              63
16.  Benefit Plans                                                          64
17.  Income Taxes                                                           64
18.  Related Party Transactions                                             67
19.  Subsequent Events                                                      68

                        Report of Independent Auditors

To the Board of Directors of
American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2016.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 24, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                  December 31,
                                                               -----------------
(in millions, except for share data)                             2016     2015
------------------------------------                           -------- --------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value
            (amortized cost: 2016 - $96,184; 2015 -
            $96,119)                                           $100,867 $ 99,086
          Other bond securities, at fair value                    3,047    3,545
       Equity securities:
          Common and preferred stock, available for
            sale, at fair value (cost: 2016 - $10;
            2015 - $15)                                              15       18
          Other common and preferred stock, at fair
            value                                                     4       --
       Mortgage and other loans receivable, net of
         allowance                                               16,458   14,598
       Other invested assets (portion measured at fair
         value: 2016 - $1,508; 2015 - $2,684)                     3,498    5,687
       Short-term investments (portion measured at
         fair value: 2016 - $3,122; 2015 - $1,625)                3,347    1,850
                                                               -------- --------
          Total investments                                     127,236  124,784
   Cash                                                             173      317
   Accrued investment income                                      1,051    1,055
   Amounts due from related parties                               1,097      520
   Premiums and other receivables - net of allowance                789      698
   Reinsurance assets, net of allowance                           1,572    1,665
   Deferred policy acquisition costs                              6,787    6,401
   Current income tax receivable                                     --      121
   Deferred income taxes                                          1,610      445
   Other assets (including restricted cash of $1 in
     2016 and $4 in 2015)                                         2,562    2,186
   Separate account assets, at fair value                        44,174   41,894
                                                               -------- --------
Total assets                                                   $187,051 $180,086
                                                               ======== ========
Liabilities:
   Future policy benefits for life and accident and
     health insurance contracts                                $ 33,112 $ 31,576
   Policyholder contract deposits (portion measured at
     fair value: 2016 - $2,743; 2015 - $2,104)                   78,613   75,642
   Policy claims and benefits payable                               702      685
   Other policyholder funds                                       2,034    2,090
   Current income tax payable                                        71       --
   Notes payable - to affiliates (portion measured at
     fair value: 2016 - $568; 2015 - $474)                        1,259      717
   Notes payable - to third parties                                 220      406
   Amounts due to related parties                                 1,134      792
   Securities lending payable                                     2,142      962
   Other liabilities                                              3,548    3,864
   Separate account liabilities                                  44,174   41,894
                                                               -------- --------
Total liabilities                                               167,009  158,628
                                                               -------- --------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL)
  shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares
     authorized, issued and outstanding                               1        1
   Common stock, $10 par value; 600,000 shares
     authorized, issued and outstanding                               6        6
   Additional paid-in capital                                    16,673   18,546
   Retained earnings (accumulated deficit)                           --      575
   Accumulated other comprehensive income                         3,295    2,333
                                                               -------- --------
Total AGL shareholder's equity                                   19,975   21,461
Noncontrolling interests                                             67       (3)
                                                               -------- --------
Total equity                                                     20,042   21,458
                                                               -------- --------
Total liabilities and equity                                   $187,051 $180,086
                                                               ======== ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                        Years Ended December 31,
                                                       -------------------------
(in millions)                                            2016     2015     2014
-------------                                          -------  -------  -------
Revenues:
   Premiums                                            $ 1,722  $ 2,628  $ 1,666
   Policy fees                                           2,078    2,090    1,985
   Net investment income                                 6,318    6,118    6,925
   Net realized capital losses:
       Total other-than-temporary impairments on
         available-for-sale securities                    (210)    (197)     (81)
       Portion of other-than-temporary
         impairments on available-for-sale fixed
         maturity securities recognized in other
         comprehensive income (loss)                       (17)     (22)     (23)
                                                       -------  -------  -------
       Net other-than-temporary impairments on
         available-for-sale securities recognized
         in net income                                    (227)    (219)    (104)
       Other realized capital (losses) gains              (903)     141       30
                                                       -------  -------  -------
   Total net realized capital losses:                   (1,130)     (78)     (74)
       Other income                                      1,237    2,268    2,580
                                                       -------  -------  -------
Total revenues                                          10,225   13,026   13,082
                                                       -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                 4,644    5,276    4,224
   Interest credited to policyholder account
     balances                                            2,211    2,178    2,234
   Amortization of deferred policy acquisition
     costs                                                 261      787      658
   General operating and other expenses                  2,139    3,087    3,014
   Net (gain) loss on sale of divested businesses         (238)      --       --
                                                       -------  -------  -------
Total benefits and expenses                              9,017   11,328   10,130
                                                       -------  -------  -------
Income before income tax expense                         1,208    1,698    2,952
Income tax expense (benefit):
   Current                                               1,248      549      401
   Deferred                                               (951)    (111)     533
                                                       -------  -------  -------
Income tax expense                                         297      438      934
                                                       -------  -------  -------
Net income                                                 911    1,260    2,018
Less:
Net income attributable to noncontrolling
  interests                                                  1       --       --
                                                       -------  -------  -------
Net income attributable to AGL                         $   910  $ 1,260  $ 2,018
                                                       =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                      Years Ended December 31,
                                                      -----------------------
  (in millions)                                        2016     2015    2014
  Net income                                          $  911  $ 1,260  $2,018
                                                      ------  -------  ------
  Other comprehensive income (loss), net of tax
     Change in unrealized appreciation
       (depreciation) of fixed maturity investments
       on which other-than- temporary credit
       impairments were recognized                       (34)    (225)     48
     Change in unrealized appreciation
       (depreciation) of all other investments         1,457   (4,368)  3,900
     Adjustments to deferred policy acquisition
       costs, value of business acquired and
       deferred sales inducements                       (100)     442    (152)
     Change in unrealized insurance loss recognition    (361)     551    (556)
     Change in foreign currency translation
       adjustments                                        --       (2)     (5)
                                                      ------  -------  ------
  Other comprehensive income (loss)                      962   (3,602)  3,235
                                                      ------  -------  ------
  Comprehensive income (loss)                          1,873   (2,342)  5,253
  Comprehensive income attributable to
    noncontrolling interests                               1       --      --
                                                      ------  -------  ------
  Comprehensive income (loss) attributable to AGL     $1,872  $(2,342) $5,253
                                                      ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                             Retained    Accumulated  Total AGL
                                                Additional   Earnings       Other      Share-      Non-
                               Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                    Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                  --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2014          $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                  ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       2,018            --       2,018        --      2,018
Dividends                          --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income         --      --         --          --         3,235       3,235        --      3,235
Capital contributions from
 Parent                            --      --         58          --            --          58        --         58
Deconsolidation of VIEs            --      --         --          --            --          --      (167)      (167)
Return of capital                  --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                              --      --         --          --            --          --         3          3
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       1,260            --       1,260        --      1,260
Dividends                          --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss           --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from
 Parent                            --      --         32          --            --          32        --         32
Other                              --      --         --          --            --          --        (3)        (3)
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015        $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --         910            --         910         1        911
Dividends                          --      --         --      (1,491)           --      (1,491)       --     (1,491)
Other comprehensive income         --      --         --          --           962         962        --        962
Net increase due to
 acquisitions and
 consolidations                    --      --         --          --            --          --        65         65
Capital contributions from
 Parent                            --      --         12          --            --          12        --         12
Return of capital                  --      --     (1,885)         --            --      (1,885)       --     (1,885)
Deconsolidation of VIEs            --      --         --           6            --           6         3          9
Other                              --      --         --          --            --          --         1          1
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2016        $ 1     $ 6    $16,673     $    --       $ 3,295     $19,975     $  67    $20,042
                                  ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                   Years Ended December 31,
                                                                 ----------------------------
(in millions)                                                      2016      2015      2014
-------------                                                    --------  --------  --------
Cash flows from operating activities:
   Net income                                                    $    911  $  1,260  $  2,018
                                                                 --------  --------  --------
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Interest credited to policyholder account balances           2,211     2,178     2,234
       Amortization of deferred policy acquisition costs              261       787       658
       Fees charged for policyholder contract deposits             (1,337)   (1,203)   (1,172)
       Net realized capital losses                                  1,130        78        74
       Net (gains) on sale of divested businesses                    (238)       --        --
       Unrealized losses (gains) in earnings, net                     (41)       25      (280)
       Equity in (income) losses of partnerships and other
         invested assets                                               92       (32)     (459)
       Accretion of net premium/discount on investments              (828)     (710)     (760)
       Capitalized interest                                           (71)      (59)      (82)
       Provision for deferred income taxes                           (951)     (111)      533
   Changes in operating assets and liabilities:
       Accrued investment income                                        4       (13)       32
       Amounts due to/from related parties                           (236)       62       473
       Reinsurance assets                                              93       (49)       58
       Deferred policy acquisition costs                             (805)     (983)     (875)
       Current income tax receivable/payable                        1,201       448       200
       Future policy benefits and other policyholder funds            932     1,193       675
       Other, net                                                    (223)     (220)       64
                                                                 --------  --------  --------
   Total adjustments                                                1,194     1,391     1,373
                                                                 --------  --------  --------
Net cash provided by operating activities                           2,105     2,651     3,391
                                                                 ========  ========  ========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available-for-sale investments                               8,353     7,514     5,852
       Other investments, excluding short-term investments          2,796     2,670     1,310
       Divested businesses, net                                       238        --        --
   Redemption and maturities of fixed maturity securities
     available for sale                                             8,831     7,837     7,833
   Principal payments received on sales and maturities of
     mortgage and other loans receivable                            2,892     2,094     1,747
   Redemption and maturities of other investments,
     excluding short-term investments                                 230       196       178
   Purchases of:
       Available-for-sale investments                             (19,834)  (17,431)  (13,290)
       Mortgage and other loans receivable                         (5,100)   (4,932)   (3,572)
       Other investments, excluding short-term investments           (607)   (2,442)     (930)
   Net change in restricted cash                                        3       392      (213)
   Net change in short-term investments                            (1,497)     (469)    2,515
   Other, net                                                      (1,075)     (179)       46
                                                                 --------  --------  --------
Net cash provided by (used in) investing activities                (4,770)   (4,750)    1,476
                                                                 ========  ========  ========
Cash flows from financing activities:
   Policyholder contract deposits                                  10,529    10,208     9,524
   Policyholder contract withdrawals                               (7,478)   (7,112)   (7,006)
   Net exchanges to/from separate accounts                           (870)   (1,239)   (1,525)
   Change in repurchase agreements                                     18       281       225
   Repayment of notes payable                                        (286)     (221)       --
   Issuance of notes payable                                          603       100       494
   Change in securities lending payable                             1,180       962    (2,514)
   Change in cash overdrafts                                           45        --        --
   Dividends and return of capital paid to Parent Company,
     net of cash contributions                                     (1,220)     (824)   (4,017)
   Other, net                                                          --        (2)       21
                                                                 --------  --------  --------
Net cash provided by (used in) financing activities                 2,521     2,153    (4,798)
                                                                 ========  ========  ========
Net increase (decrease) in cash                                      (144)       54        69
Cash at beginning of year                                             317       263       194
                                                                 --------  --------  --------
Cash at end of year                                              $    173  $    317  $    263
                                                                 ========  ========  ========
Supplementary Disclosure of Consolidated Cash Flow
  Information
Cash paid during the period for:
   Interest                                                      $      7  $      9  $      7
   Taxes                                                               42        91       194
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract
     deposits                                                          12        13        20
   Non-cash dividends                                               2,156       237     2,238
   Settlement of non-cash dividends payable                            --     1,292        --
   Non-cash contributions from Parent                                  12        32        58
                                                                 ========  ========  ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In May 2016, we sold AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated Statements of Income included total revenues and expenses of AIG Advisor Group of $477 million and $193 million, respectively, in 2016 and total revenues and expenses of $1.4 billion and $1.3 billion, respectively, in both 2015 and 2014.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available-for-sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.  Fair Value Measurements
             .  Short-term investments
Note 4.  Investments
             .  Fixed maturity and equity
                securities
             .  Other invested assets
             .  Net investment income
             .  Net realized capital gains
                (losses)
             .  Other-than-temporary
                impairments
Note 5.  Lending Activities
             .  Mortgage and other loans
                receivable - net of allowance
Note 6.  Reinsurance
             .  Reinsurance assets, net of
                allowance
Note 7.  Derivatives and Hedge Accounting
             .  Derivative assets and
                liabilities, at fair value
Note 8.  Deferred Policy Acquisition Costs and
         Deferred Sales Inducements
             .  Deferred policy acquisition
                costs
             .  Amortization of deferred
                policy acquisition costs
             .  Deferred sales inducements

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Note 9.   Variable Interest Entities
Note 10.  Insurance Liabilities
              .  Future policy benefits
              .  Policyholder contract deposits
              .  Other policyholder funds
Note 11.  Variable Life and Annuity Contracts
Note 12.  Debt
              .  Long-term debt
Note 13.  Commitments and Contingencies
              .  Legal contingencies
Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2016

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities
(VIEs) or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We adopted the standard prospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued an accounting standard that amends the guidance for debt issuance costs by requiring such costs to be presented as a deduction to the corresponding debt liability, rather than as an asset, and for the amortization of such costs to be reported as interest expense. The amendments are intended to simplify the presentation of debt issuance costs and make it consistent with the presentation of debt discounts or premiums. The amendments, however, do not change the recognition and measurement guidance applicable to debt issuance costs.

We adopted the standard retrospectively on its required effective date of January 1, 2016. Because the new standard did not affect accounting recognition or measurement of debt issuance costs, the adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)

In May 2015, the FASB amended the standard on fair value disclosures for investments for which fair value is measured using the net asset value (NAV) per share (or its equivalent) as a practical expedient. The amendments in this update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In addition, the amendment removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share as a practical expedient.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern

In August 2014, the FASB issued an accounting standard that requires management to evaluate and disclose if there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern even if the entity's liquidation is not imminent. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but this new standard requires an evaluation to determine whether to disclose information about the relevant conditions and events. Currently under U.S. GAAP there is no guidance about management's responsibility under this standard. U.S. auditing standards and federal securities law require that an auditor evaluate whether there is substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time not to exceed one year beyond the date of the financial statements being audited.

We adopted the standard on its required effective date of December 31, 2016. The adoption of this standard did not have an effect on our consolidated financial condition, results of operations or cash flows.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective on January 1, 2018 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted as of January 1, 2017, including interim periods. We are currently evaluating the impact to our revenue sources that are in scope of the standard. However, as the majority of our revenue sources are not in scope of the standard, we do not expect the adoption of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective on January 1, 2018, with early adoption of certain provisions permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

The standard is effective on January 1, 2019, with early adoption permitted using a modified retrospective approach. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows. We are currently quantifying the expected gross up of our balance sheet for a right to use asset and a lease liability as required by the standard.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Derivative Contract Novations

In March 2016, the FASB issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" and will apply to financial assets subject to credit losses, those measured at amortized cost and certain off-balance sheet credit exposures. The impairment for available-for-sale debt securities will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows, but we expect an increase in our allowances for credit losses. The amount of the increase will be impacted by our portfolio composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows. The standard is effective on January 1, 2018, with early adoption permitted as long as all amendments are included in the same period.

The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

The standard is effective on January 1, 2018, with early adoption permitted. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of early-adopting the standard on our reported consolidated financial condition, results of operations and cash flows. Because the standard requires prospective adoption, the impact is dependent on future acquisitions and dispositions.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2016                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   335 $    --    $  --       $  --    $    335
   Obligations of states, municipalities and political
     subdivisions                                             --   2,474     995       --          --       3,469
   Non-U.S. governments                                       --   2,619      --       --          --       2,619
   Corporate debt                                             --  67,419     546       --          --      67,965
   RMBS                                                       --   7,187   7,027       --          --      14,214
   CMBS                                                       --   4,288     793       --          --       5,081
   CDO/ABS                                                    --   2,116   5,068       --          --       7,184
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  86,438  14,429       --          --     100,867
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      41      --       --          --          41
   Corporate debt                                             --   1,421      --       --          --       1,421
   RMBS                                                       --      33     324       --          --         357
   CMBS                                                       --     164      17       --          --         181
   CDO/ABS                                                    --      22   1,025       --          --       1,047
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,681   1,366       --          --       3,047
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            11      --      --       --          --          11
   Mutual funds                                                1      --      --       --          --           1
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Other common and preferred stock                               4      --      --       --          --           4
Other invested assets/(a)/                                    --      --      28       --          --          28
Short-term investments                                       656   2,466      --       --          --       3,122
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     517      --       --          --         517
   Foreign exchange contracts                                 --     601      --       --          --         601
   Equity contracts                                          167      41      55       --          --         263
   Other contracts                                            --      --      14       --          --          14
   Counterparty netting and cash collateral                   --      --      --     (762)        (46)       (808)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                      167   1,159      69     (762)        (46)        587
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   42,152   2,022      --       --          --      44,174
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $43,001 $93,766 $15,892    $(762)      $ (46)   $151,851
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $    95 $ 2,648    $  --       $  --    $  2,743
Notes payable - to affiliates                                 --      --     568       --          --         568
Derivative liabilities:
   Interest rate contracts                                    --   1,547      --       --          --       1,547
   Foreign exchange contracts                                 --     333      --       --          --         333
   Equity contracts                                           12      --      --       --          --          12
   Other contracts                                            --      --       5       --          --           5
   Counterparty netting and cash collateral                   --      --      --     (762)       (852)     (1,614)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  12   1,880       5     (762)       (852)        283
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    12 $ 1,975 $ 3,221    $(762)      $(852)   $  3,594
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(a)/                                     2      --      30       --          --          32
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $91,087 $16,233    $(273)      $(298)   $147,102
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates                                 --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ======= ======= =======    =====       =====    ========

(a)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $1,481 million and $2,652 million as of December 31, 2016 and December 31, 2015, respectively.

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2016, we had no significant transfers from Level 2 to Level 1 and transferred $1 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers between Level 1 and Level 2 during 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2016 and 2015 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2016 and 2015:

                                                   Net                                                               Changes in
                                                Realized                                                             Unrealized
                                                   and                    Purchases,                               Gains (Losses)
                                               Unrealized                   Sales,                                  Included in
                                                  Gains                   Issuances                         Fair     Income on
                                    Fair Value  (Losses)       Other         and        Gross     Gross    Value    Instruments
                                    Beginning  Included in Comprehensive Settlements, Transfers Transfers  End of  Held at End of
(in millions)                        of Year     Income    Income (Loss)     Net         In        Out      Year        Year
-------------                       ---------- ----------- ------------- ------------ --------- --------- -------  --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   993      $  (1)       $  21        $ 101       $ --     $  (119) $   995       $ --
   Corporate debt                        733         (7)         (10)         (56)       337        (451)     546         --
   RMBS                                7,233        398           55         (662)        19         (16)   7,027         --
   CMBS                                1,194         58          (84)          (1)        14        (388)     793         --
   CDO/ABS                             4,151         96          (55)         870         11          (5)   5,068         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,304        544          (73)         252        381        (979)  14,429         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   U.S government and government
   Obligations of states,
     municipalities
   RMBS                                  727         35           --         (439)         1          --      324         (3)
   CMBS                                   60         --           --           (4)         7         (46)      17         (1)
   CDO/ABS                             1,046         46           --          (67)        --          --    1,025         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,833         81           --         (510)         8         (46)   1,366         13
                                     -------      -----        -----        -----       ----     -------  -------       ----
Equity securities available for
  sale:
Other invested assets                     30         (2)          (6)          15         --          (9)      28         (2)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $16,167      $ 623        $ (79)       $(243)      $389     $(1,034) $15,823       $ 11
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,995)     $(415)       $  --        $(238)      $ --     $    --  $(2,648)      $ --
Notes payable - to affiliates           (474)      (108)          --           14         --          --     (568)        --
Derivatives assets, net*
   Equity contracts                       53          7           --           (5)        --          --       55         60
   Other contracts                         5         71           --          (67)        --          --        9         76
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            58         78           --          (72)        --          --       64        136
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(2,411)     $(445)       $  --        $(296)      $ --     $    --  $(3,152)      $136
                                     =======      =====        =====        =====       ====     =======  =======       ====
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   951      $  (1)       $ (78)       $ 191       $ --     $   (70) $   993       $ --
   Corporate debt                        959         10          (59)         (94)       735        (818)     733         --
   RMBS                                7,240        443         (206)        (244)        --          --    7,233         --
   CMBS                                1,294         68          (79)          45         --        (134)   1,194         --
   CDO/ABS                             3,575         84          (82)         593          7         (26)   4,151         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,019        604         (504)         491        742      (1,048)  14,304         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   RMBS                                  275         20           --          432         --          --      727         10
   CMBS                                   48         (1)          --            9          4          --       60         (1)
   CDO/ABS                             1,231        (24)          --         (161)        --          --    1,046        (55)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,554         (5)          --          280          4          --    1,833        (46)
                                     -------      -----        -----        -----       ----     -------  -------       ----
   Common stock                            1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total equity securities available
  for sale                                 1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other invested assets                     84         (5)         (52)           3         --          --       30         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $15,658      $ 594        $(556)       $ 773       $746     $(1,048) $16,167       $(46)
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,226)     $(336)       $  --        $(433)      $ --     $    --  $(1,995)      $ --
Notes payable - to affiliates           (514)        18           --           22         --          --     (474)        --
Derivatives assets, net*
   Equity contracts                       51         (5)          --            7         --          --       53          6
   Other contracts                         6         68           --          (69)        --          --        5         11
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            57         63           --          (62)        --          --       58         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(1,683)     $(255)       $  --        $(473)      $ --     $    --  $(2,411)      $ 17
                                     =======      =====        =====        =====       ====     =======  =======       ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                               Net     Net Realized
                                     Policy Investment Capital Gains
 (in millions)                        Fees    Income     (Losses)        Total
 -------------                       ------ ---------- -------------     -----
 December 31, 2016
    Bonds available for sale          $--     $ 638        $ (94)    $   $ 544
    Other bond securities              --        76            5            81
    Other invested assets              --        (2)          --            (2)
    Policyholder contract deposits     --        --         (415)         (415)
    Notes payable - to affiliates      --      (108)          --          (108)
    Derivative assets, net             71        --            7            78
                                      ---     -----        -----         -----
 December 31, 2015
    Bonds available for sale          $--     $ 620        $ (16)    $   $ 604
    Other bond securities              --        (3)          (2)           (5)
    Other invested assets              --        (2)          (3)           (5)
    Policyholder contract deposits     --        --         (336)         (336)
    Notes payable - to affiliates      --        --           18            18
    Derivative assets, net             68        --           (5)           63
                                      ---     -----        -----         -----

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  105   $  --     $--      $    (4)         $ 101
   Corporate debt                                                          16     (24)     --          (48)           (56)
   RMBS                                                                   830      (9)     --       (1,483)          (662)
   CMBS                                                                    74     (25)     --          (50)            (1)
   CDO/ABS                                                              2,431    (372)     --       (1,189)           870
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          3,456    (430)     --       (2,774)           252
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   U.S government and government
   Obligations of states, municipalities
   RMBS                                                                   141    (472)     --         (108)          (439)
   CMBS                                                                    32     (34)     --           (2)            (4)
   CDO/ABS                                                                 19      --      --          (86)           (67)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               192    (506)     --         (196)          (510)
                                                                       ------   -----     ---      -------          -----
Equity securities available for sale:
Other invested assets                                                      15      --      --           --             15
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,663   $(936)    $--      $(2,970)         $(243)
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(349)    $--      $   111          $(238)
Notes payable - to affiliates                                              --      --      --           14             14
Derivatives liabilities, net
   Equity contracts                                                         5      --      --          (10)            (5)
   Other contracts                                                        (12)     --      --          (55)           (67)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         (7)     --      --          (65)           (72)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   (7)  $(349)    $--      $    60          $(296)
                                                                       ======   =====     ===      =======          =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --          $ 191
   Corporate debt                                                          90      (3)     --         (181)           (94)
   RMBS                                                                 1,104    (128)     --       (1,220)          (244)
   CMBS                                                                    93     (22)     --          (26)            45
   CDO/ABS                                                              1,422     (50)     --         (779)           593
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)           491
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)           432
   CMBS                                                                    23      --      --          (14)             9
   CDO/ABS                                                                 --     (65)     --          (96)          (161)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               521     (65)     --         (176)           280
                                                                       ------   -----     ---      -------          -----
   Common stock                                                            --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Total equity securities available for sale                                 --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Other invested assets                                                      13      --      --          (10)             3
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,434   $(268)    $--      $(2,393)         $ 773
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6          $(433)
Notes payable - to affiliates                                              --      --      --           22             22
Derivatives liabilities, net
   Equity contracts                                                        19      --      --          (12)             7
   Other contracts                                                         --      --      --          (69)           (69)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         19      --      --          (81)           (62)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)         $(473)
                                                                       ======   =====     ===      =======          =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2016 and 2015 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $68 million of net losses related to assets transferred into Level 3 in 2016 and includes $73 million of net losses related to assets transferred out of Level 3 in 2016. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $5 million of net losses related to assets transferred into Level 3 in 2015 and included $14 million of net losses related to assets transferred out of Level 3 in 2015.

Transfers of Level 3 Assets

During the years ended December 31, 2016 and 2015, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2016 and 2015, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2016 and 2015.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                              Fair Value at
                              December 31,
(in millions)                     2016      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                 ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions         $  770     Discounted cash flow                     Yield     3.42% - 7.22% (5.32%)

Corporate debt                      323     Discounted cash flow                     Yield     3.45% - 6.22% (4.83%)

RMBS/(a)/                         7,033     Discounted cash flow  Constant prepayment rate     1.52% - 9.44% (5.48%)
                                                                             Loss severity  49.23% - 81.13% (65.18%)
                                                                     Constant default rate     3.54% - 8.45% (5.99%)
                                                                                     Yield     3.46% - 6.05% (4.76%)

CMBS                                 20     Discounted cash flow                     Yield     1.85% - 3.03% (2.44%)

CDO/ABS/(a)/                      1,353     Discounted cash flow                     Yield     4.19% - 5.97% (5.08%)
--------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives
  within
   Policyholder contract
     deposits:
       GMWB                      $1,496     Discounted cash flow         Equity volatility           13.00% - 50.00%
                                                                           Base lapse rate            0.50% - 20.00%
                                                                        Dynamic lapse rate          30.00% - 170.00%
                                                                 Mortality multiplier/(c)/          42.00% - 161.00%
                                                                          Utilization rate                   100.00%
                                                                    Equity / interest-rate
                                                                               correlation           20.00% - 40.00%

       Index annuities              760     Discounted cash flow                Lapse rate            1.00% - 40.00%
                                                                 Mortality multiplier/(c)/         101.00% - 103.00%

       Indexed life                 374     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                            Mortality rate            0.00% - 40.00%
--------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                   Fair Value at
                                   December 31,
(in millions)                          2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                      ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions              $  966     Discounted cash flow                     Yield     4.31% - 5.11% (4.71%)

Corporate debt                           355     Discounted cash flow                     Yield    4.23% - 11.00% (7.61%)

RMBS/(a)/                              7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08% (5.04%)
                                                                                  Loss severity  49.30% - 79.54% (64.42%)
                                                                          Constant default rate     3.86% - 9.35% (6.60%)
                                                                                          Yield     3.44% - 6.06% (4.75%)

CMBS                                   1,136     Discounted cash flow                     Yield    0.78% - 10.56% (5.67%)

CDO/ABS/(a)/                           1,279     Discounted cash flow                     Yield     3.38% - 4.94% (4.16%)
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
   Policyholder contract
     deposits:

       GMWB                           $1,031     Discounted cash flow         Equity volatility           15.00% - 50.00%
                                                                                Base lapse rate            1.00% - 17.00%
                                                                             Dynamic lapse rate            0.20% - 25.50%
                                                                      Mortality multiplier/(d)/          82.52% - 104.27%
                                                                               Utilization rate            0.00% - 45.00%
                                                                           Equity/interest-rate
                                                                                    correlation           20.00% - 40.00%

       Index annuities                   624     Discounted cash flow                Lapse rate            0.75% - 66.00%
                                                                      Mortality multiplier/(d)/           50.00% - 75.00%

       Indexed life                      325     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                                 Mortality rate            0.00% - 40.00%
-------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for Guaranteed Minimum Withdrawal Benefits (GMWB).
(d)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB, and the 1975-1980 Modified Basic Table for index annuities.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts
(GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, with an emphasis on current expected market-based volatilities. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates, based on current market conditions and expected views of market participants, in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. In 2016, we implemented a 100 percent utilization assumption which reflects an expectation that all policyholders who remain active in the contract (i.e., do not lapse or die) will utilize their GMWB guarantee by commencing systematic withdrawals under the terms of their contract. In 2015, we used as a utilization rate assumption representing the probability of first partial withdrawal, which varied by issue age and duration for different contract types. The impact of changes in utilization assumptions on the fair value of the liability may vary, depending on the expected timing as well as the overall rate of assumed utilization.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                         December 31, 2016           December 31, 2015
                                                                    --------------------------- ---------------------------
                                                                      Fair Value                  Fair Value
                                                                       Using Net                   Using Net
                                                                      Asset Value                 Asset Value
                                                                     Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               --------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                       $  325         $123         $  480         $117

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                    55           20             56           27

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                         31            3             33            8

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                     10           17             44           20

   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                            29           25             23           11
                                                                        ------         ----         ------         ----
Total private equity funds                                                 450          188            636          183
                                                                        ------         ----         ------         ----
Hedge funds:/*/
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                          338            8            367           --

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk           458           --          1,130           25

   Macro                    Investments that take long and short
                            positions in financial instruments
                            based on a top-down view of certain
                            economic and capital market
                            conditions                                      30           --             --           --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                    127            8            392            8

   Emerging markets         Investments in the financial markets
                            of developing countries                         --           --             30           --

   Other                    Includes investments held in funds
                            that are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and
                            private investments                             77           13             97           --
                                                                        ------         ----         ------         ----
Total hedge funds                                                        1,030           29          2,016           33
                                                                        ------         ----         ------         ----
Total                                                                   $1,480         $217         $2,652         $216
                                                                        ======         ====         ======         ====

* Certain hedge funds for the year ended December 31, 2016 were reclassified into different strategies to better align with the investments in those funds.

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2017.

The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                                  2016
------------                                                                                  ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                         81%
   Between four and six years                                                                   6
   Between seven and 10 years                                                                  13
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                                      7%
   Quarterly                                                                                   31
   Semi-annually                                                                               16
   Annually                                                                                    46
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments' fair value subject to contractual partial restrictions   90%
                                                                                              ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                           December 31, 2016                 December 31, 2015
                                   --------------------------------  --------------------------------
                                              Outstanding                       Outstanding
                                               Principal                         Principal
(in millions)                      Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                      ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates      $568       $926       $(358)      $474       $939       $(465)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                             Gain (Loss)
   Years Ended December 31,                               -----------------
   (in millions)                                           2016  2015  2014
   -------------                                          -----  ----  ----
   Assets:
      Other bond securities - certain hybrid securities   $ 232  $(19) $368
      Alternative investments/(a)/                           18    29   100
                                                          -----  ----  ----
   Liabilities:
      Policyholder contract deposits                         (1)   (1)   15
      Notes payable - to affiliates                        (122)    5   (17)
                                                          -----  ----  ----
   Total gain                                             $ 127  $ 14  $466
                                                          =====  ====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to real estate investments acquired in foreclosure. Prior year impairments primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2016   2015  2014
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2016
       Other invested assets     $--     $--    $  5   $  5   $2    $10    $2

    December 31, 2015
       Other invested assets     $--     $--    $308   $308

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

   determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2016
Assets:
   Mortgage and other loans receivable       $ --    $ 59   $16,718 $16,777 $16,458
   Other invested assets                       --      31        --      31      31
   Short-term investments                      --     225        --     225     225
   Cash                                       173      --        --     173     173
Liabilities:
   Policyholder contract deposits/(a)/         --     382    63,895  64,277  61,160
   Note payable - to affiliates, net/(b)/      --      --       691     691     691
   Note payable - to third parties, net        --      --       219     219     220
                                             ----    ----   ------- ------- -------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867 $14,946 $14,598
   Other invested assets                       --       8        --       8       8
   Short-term investments                      --     225        --     225     225
   Cash                                       317      --        --     317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644  61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243     243     243
   Note payable - to third parties, net        --      --       405     405     406
                                             ----    ----   ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available-for-sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held-to-maturity classification at December 31, 2016 or 2015.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available-for-sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available-for-sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   291    $   45    $    (1)   $    335     $ --
   Obligations of states, municipalities and political subdivisions      3,275       245        (51)      3,469       --
   Non-U.S. governments                                                  2,626       107       (114)      2,619       --
   Corporate debt                                                       64,649     4,294       (978)     67,965        1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,310     1,093       (189)     14,214      540
       CMBS                                                              4,886       239        (44)      5,081       87
       CDO/ABS                                                           7,147       127        (90)      7,184       10
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               25,343     1,459       (323)     26,479      637
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,184     6,150     (1,467)    100,867      638
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              1         2         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                              1        --         --           1       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  10         5         --          15       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,203    $6,158    $(1,472)   $100,889     $638
                                                                       =======    ======    =======    ========     ====
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376     $ --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313        2
   Non-U.S. governments                                                  2,717       104       (184)      2,637       --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969      (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672      515
       CMBS                                                              4,581       350        (33)      4,898      185
       CDO/ABS                                                           6,150       145        (74)      6,221        8
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791      708
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086      690
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              2         1         --           3       --
   Preferred stock                                                          13         2         --          15       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  15         3         --          18       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111     $690
                                                                       =======    ======    =======    ========     ====

(a)Represents the amount of other-than-temporary impairments recognized in Accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2016 and 2015, bonds available for sale held by us that were below investment grade or not rated totaled $14.5 billion and $14.8 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                                      Less than 12 Months 12 Months or More       Total
                                                                      ------------------  ----------------- ------------------
                                                                                 Gross             Gross              Gross
                                                                       Fair    Unrealized Fair   Unrealized  Fair   Unrealized
(in millions)                                                          Value     Losses   Value    Losses    Value    Losses
-------------                                                         -------  ---------- ------ ---------- ------- ----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                  $    10    $    1   $   --   $   --   $    10   $    1
   Obligations of states, municipalities and political subdivisions       914        45       26        6       940       51
   Non-U.S. governments                                                 1,114        55      256       59     1,370      114
   Corporate debt                                                      13,995       593    3,285      385    17,280      978
   RMBS                                                                 2,575        85    1,712      104     4,287      189
   CMBS                                                                   964        35      135        9     1,099       44
   CDO/ABS                                                              2,044        44      733       46     2,777       90
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         21,616       858    6,147      609    27,763    1,467
                                                                      -------    ------   ------   ------   -------   ------
Equity securities available for sale:
   Common stock                                                             1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Total equity securities available for sale                                  1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $21,617    $  858   $6,150   $  614   $27,767   $1,472
                                                                      =======    ======   ======   ======   =======   ======
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                  $    76    $    5   $   --   $   --   $    76   $    5
   Obligations of states, municipalities and political subdivisions       934        46       27        3       961       49
   Non-U.S. governments                                                 1,241        87      325       97     1,566      184
   Corporate debt                                                      20,782     1,493    3,027      885    23,809    2,378
   RMBS                                                                 2,410        52    2,131      141     4,541      193
   CMBS                                                                 1,126        31       28        2     1,154       33
   CDO/ABS                                                              2,282        30      692       44     2,974       74
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         28,851     1,744    6,230    1,172    35,081    2,916
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $28,851    $1,744   $6,233   $1,177   $35,084   $2,921
                                                                      =======    ======   ======   ======   =======   ======

At December 31, 2016, we held 2,967 and 8 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 673 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2016 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2016
Due in one year or less                              $ 1,204         $  1,229        $    61           $    58
Due after one year through five years                 17,144           18,137          1,411             1,353
Due after five years through ten years                16,308           16,674          5,481             5,237
Due after ten years                                   36,185           38,348         13,791            12,952
Mortgage-backed, asset-backed and collateralized      25,343           26,479          8,486             8,163
                                                     -------         --------        -------           -------
Total                                                $96,184         $100,867        $29,230           $27,763
                                                     =======         ========        =======           =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2016              2015              2014
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $321     $433     $205     $206     $259     $49
Equity securities               2       --        2        1        5      --
                             ----     ----     ----     ----     ----     ---
Total                        $323     $433     $207     $207     $264     $49
                             ====     ====     ====     ====     ====     ===

In 2016, 2015, and 2014, the aggregate fair value of available-for-sale securities sold was $9.4 billion, $16.7 billion and $6.1 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2016           December 31, 2015
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                     41           1              39           1
Corporate debt                                        1,421          47           1,375          39
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 357          12             861          24
   CMBS                                                 181           6             193           6
   CDO/ABS                                            1,047          34           1,077          30
                                                     ------         ---          ------         ---
Total other bond securities                          $3,047         100%         $3,545         100%
                                                     ======         ===          ======         ===
Other equity securities                              $    4          --              --          --
                                                     ------         ---          ------         ---

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2016   2015
           -------------                               ------ ------
           Alternative investments/(a) (b)/            $3,021 $5,410
           Investment real estate/(c)/                    414    246
           Federal Home Loan Bank (FHLB) common stock      31      8
           All other investments                           32     23
                                                       ------ ------
           Total                                       $3,498 $5,687
                                                       ====== ======

(a)At December 31, 2016, includes hedge funds of $ 1,517 million, private equity funds of $ 1,253 million, and affordable housing partnerships of $ 251 million. At December 31, 2015, includes hedge funds of $
   3,541 million, private equity funds of $ 1,645 million, and affordable housing partnerships of $ 224 million.
(b)Approximately 64 percent and 11 percent of our hedge fund portfolio is available for redemption in 2017 and 2018, respectively, an additional 7 percent will be available between 2019 and 2024.
(c)Net of accumulated depreciation of $169 million and $158 million in 2016 and 2015, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $8 million and $15 million at December 31, 2016 and 2015, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2016     2015      2014
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 2,533  $  7,323  $ 11,281
                 Total expenses       (1,575)   (1,427)   (1,831)
                                     -------  --------  --------
              Net income             $   958  $  5,896  $  9,450
                                     =======  ========  ========
                                                 December 31,
                                              ------------------
              (in millions)                     2016      2015
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 68,435  $ 76,483
                 Total liabilities             (13,254)  (15,685)
                                              ========  ========

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2016 and 2015:

                                             2016                      2015
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $2,341      Various       $4,052      Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ---------------------
(in millions)                                                 2016     2015    2014
-------------                                                ------   ------  ------
Fixed maturity securities, including short-term investments  $5,551   $5,154  $5,686
Equity securities                                                 2        2     (51)
Interest on mortgage and other loans                            746      706     645
Investment real estate                                            1       57      61
Alternative investments/*/                                      213      426     761
Other investments                                                 8       (1)     70
                                                             ------   ------  ------
Total investment income                                       6,521    6,344   7,172
Investment expenses                                             203      226     247
                                                             ------   ------  ------
Net investment income                                        $6,318   $6,118  $6,925
                                                             ======   ======  ======

* Beginning in the first quarter of 2016, the presentation of income on alternative investments has been refined to include only income from hedge funds, private equity funds and affordable housing partnerships. Prior period disclosures have been reclassified to conform to this presentation. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available-for-sale fixed maturity securities, available-for-sale equity securities, real estate and other alternative investments.

.. Reductions to the amortized cost basis of available-for-sale fixed maturity securities, available-for-sale equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ------------------------
           (in millions)                         2016      2015   2014
           -------------                       -------    -----  -----
           Sales of fixed maturity securities  $  (112)   $  (1) $ 210
           Sales of equity securities                2        1      5
           Mortgage and other loans                (21)     (50)   (46)
           Investment real estate                   51       (2)   116
           Alternative investments                 144       90     51
           Derivatives                            (894)     170   (430)
           Other                                   (40)     (37)   139
           Other-than-temporary impairments       (260)    (249)  (119)
                                               -------    -----  -----
           Net realized capital losses         $(1,130)   $ (78) $ (74)
                                               =======    =====  =====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available-for-sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available-for-sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ------------------------
(in millions)                                                                        2016     2015    2014
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,092   $1,324  $1,585
   Increases due to:
       Credit impairments on new securities subject to impairment losses               120       71      22
       Additional credit impairments on previously impaired securities                  83       32      40
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (36)    (114)   (153)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                                --        1      --
       Accretion on securities previously impaired due to credit/*/                   (242)    (221)   (170)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,017   $1,093  $1,324
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available-for-sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over twelve months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $14,346
     Cash flows expected to be collected/*/                       11,779
     Recorded investment in acquired securities                    7,924

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Outstanding principal balance  $6,936 $7,175
                  Amortized cost                  4,952  5,208
                  Fair value                      5,306  5,508

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
(in millions)                                                          2016         2015
-------------                                                       ----------   ----------
Balance, beginning of year                                          $    2,787   $    2,661
   Newly purchased PCI securities                                          288          404
   Disposals                                                               (41)         (13)
   Accretion                                                              (348)        (348)
   Effect of changes in interest rate indices                                6         (102)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                340          185
                                                                    ----------   ----------
Balance, end of year                                                $    3,032   $    2,787
                                                                    ==========   ==========

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Securities available for sale  $2,083 $  978
                  Other securities                1,462  1,414

At December 31, 2016 and 2015, amounts borrowed under repurchases and securities lending agreements totaled $3.6 billion and $2.4 billion respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

                                      Remaining Contractual Maturity of the Agreements
                                      ------------------------------------------------
                                      Overnight                         Greater
December 31, 2016                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Repurchase agreements:
   Bonds available for sale:
   Other bond securities:
       Non U.S. government               $--          $ --     $   --    $ 41   $   41
       Corporate debt                     --            95        657     669    1,421
                                         ---          ----     ------    ----   ------
Total repurchase agreements               --            95        657     710    1,462
                                         ---          ----     ------    ----   ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --            --         34      --       34
       Corporate debt                     --           725      1,268      --    1,993
       CMBS                               --            --         56      --       56
                                         ---          ----     ------    ----   ------
Total securities lending agreements       --           725      1,358      --    2,083
                                         ---          ----     ------    ----   ------
Total secured financing transactions     $--          $820     $2,015    $710   $3,545
                                         ===          ====     ======    ====   ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $143 million and $56 million at December 31, 2016 and 2015, respectively.

Other Pledges

We are a member of the FHLB of Dallas and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $31 million and $8 million of common stock in the FHLB at December 31, 2016 and 2015, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities available for sale and residential loans with a fair value of $1.4 billion and $17 million, respectively, at December 31, 2016, and securities available for sale with a fair value of $739 million at December 31, 2015, to provide adequate collateral for potential advances from the FHLB.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                         ----------------
     (in millions)                                         2016     2015
     -------------                                       -------  -------
     Commercial mortgages/*/                             $12,812  $11,306
     Residential mortgages                                 1,520    1,003
     Life insurance policy loans                           1,382    1,451
     Commercial loans, other loans and notes receivable      906      975
                                                         -------  -------
     Total mortgage and other loans receivable            16,620   14,735
     Allowance for losses                                   (162)    (137)
                                                         -------  -------
     Mortgage and other loans receivable, net            $16,458  $14,598
                                                         =======  =======

* Commercial mortgages primarily represent loans for office, apartments and retail properties, with exposures in New York and Foreign representing the largest geographic concentrations (24 percent and 14 percent, respectively, at December 31, 2016 and 21 percent and 13 percent, respectively, at December 31, 2015).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2016
Credit Quality Indicator:
   In good standing                        497     $2,662   $4,062  $2,497   $1,017   $1,472 $1,015  $12,725      99%
   Restructured/(a)/                         3         --       69      18       --       --     --       87       1
   >90 days delinquent or in
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 500     $2,662   $4,131  $2,515   $1,017   $1,472 $1,015  $12,812     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   16   $   38  $   18   $    4   $    9 $   11  $    96       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326 $  816  $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --     --       93       1
   90 days or less delinquent                1         --       --      --       --       --      6        6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --     --       90       1
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326 $  822  $11,306     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11 $    6  $    79       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)100 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

We hold mortgages with a carrying value of $26 million and $87 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2016 and 2015, respectively.

Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                  2016                   2015                   2014
                                         ---------------------- ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $79      $58  $137     $73      $21  $ 94     $106    $ 33  $139
   Additions (reductions) to allowance       13        8    21      14       37    51      (17)     11    (6)
   Charge-offs, net of recoveries             4       --     4      (8)      --    (8)     (16)    (23)  (39)
                                            ---      ---  ----     ---      ---  ----     ----    ----  ----
Allowance, end of year                      $96      $66  $162     $79      $58  $137     $ 73    $ 21  $ 94
                                            ===      ===  ====     ===      ===  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2016     2015    2014
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $   26   $  100  $  104
      Impaired loans without valuation allowances      88      110      --
                                                   ------   ------  ------
         Total impaired loans                         114      210     104
      Valuation allowances on impaired loans           (3)      (4)    (26)
                                                   ------   ------  ------
         Impaired loans, net                       $  111   $  206  $   78
                                                   ======   ======  ======
      Interest income on impaired loans            $    7   $   11  $    5
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

Loans that had been modified in troubled debt restructurings during the twelve-month period ended December 31, 2016 have been fully paid off. For the twelve-month period ended December 31, 2015, loans with a carrying value of $30 million were modified in troubled debt restructurings.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2016     2015    2014
                   -------------     ------   ------  ------
                   Direct premiums   $2,679   $3,535  $2,561
                   Assumed premiums      22       20      22
                   Ceded premiums      (979)    (927)   (917)
                                     ------   ------  ------
                   Net               $1,722   $2,628  $1,666
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $655 million, $847 million and $641 million during 2016, 2015 and 2014, respectively.

We manage the capital impact of our statutory reserve requirements, including those resulting from the National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through unaffiliated and affiliated reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force term and universal life business were ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. Effective July 1, 2016, we entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, we recaptured in-force term and universal life reserves subject to Regulation XXX and Guideline AXXX from AGC Life, and ceded approximately $14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under GAAP, these reinsurance transactions use deposit accounting with a reinsurance risk charge recorded in income.

In 2016, 2015 and 2014, our results of operations included pre-tax expense of approximately $92 million, $89 million and $81 million, respectively, for risk charges related to reinsurance of reserves subject to Regulation XXX and Guideline AXXX.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion at both December 31, 2016 and 2015, of which approximately $862 million and $871 million at December 31, 2016 and 2015, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available-for-sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                       December 31, 2016                December 31, 2015
                               --------------------------------  -------------------------------
                               Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                    Assets        Liabilities         Assets        Liabilities
                               ---------------  ---------------  ---------------  --------------
                               Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                   Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                  -------- ------  -------- ------  -------- ------  --------  -----
Derivatives designated as
  hedging instruments:/(a)/
   Interest rate contracts     $   248  $  198  $   546  $   10  $   279  $  194  $   209   $  --
   Foreign exchange contracts    1,200     171      323      19      781      93       45       7
Derivatives not designated as
  hedging instruments:/(a)/
   Interest rate contracts      32,268     319   25,059   1,537   22,489     714   21,762     267
   Foreign exchange contracts    3,111     430    1,202     314    2,263     325    2,125     390
   Equity contracts             11,348     263    7,958      12    4,835     127    4,446      --
   Other contracts/(b)/         27,535      14    5,639       5   33,113      13       63       8
                               -------  ------  -------  ------  -------  ------  -------   -----
Total derivatives, gross       $75,710   1,395  $40,727   1,897  $63,760   1,466  $28,650     672
                               -------  ------  -------  ------  -------  ------  -------   -----
Counterparty netting/(c)/                 (762)            (762)            (273)            (273)
Cash collateral/(d)/                       (46)            (852)            (298)             (36)
                                        ------           ------           ------            -----
Total derivatives included in
  Other Assets and Other
  Liabilities,
  respectively /(e)/                    $  587           $  283           $  895            $ 363
                                        ======           ======           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2016 and December 31, 2015. Fair value of liabilities related to bifurcated embedded derivatives was $2.7 billion and $2.0 billion, respectively, at December 31, 2016 and December 31, 2015.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        ---------------------
(in millions)                                                             2016      2015   2014
-------------                                                           -------    -----  -----
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $    (8)   $   7  $  (7)
   Foreign exchange contracts                                               (22)      17     (4)
                                                                        -------    -----  -----
Total                                                                   $   (30)   $  24  $ (11)
                                                                        =======    =====  =====
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $  (144)   $ 261  $ 511
   Foreign exchange contracts                                                85       64    (33)
   Equity contracts                                                        (749)    (116)  (238)
   Other contracts                                                           71       67     57
   Embedded derivatives                                                     (60)     (62)  (645)
                                                                        -------    -----  -----
Total                                                                   $  (797)   $ 214  $(348)
                                                                        =======    =====  =====
By classification:
   Policy fees                                                          $    70    $  68  $  62
   Net realized capital gains (losses)                                     (894)     170   (430)
   Policyholder benefits                                                      2        6     17
   Interest credited to policyholder account balances                        (5)      (6)    (8)
                                                                        -------    -----  -----
Total                                                                   $  (827)   $ 238  $(359)
                                                                        =======    =====  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses, loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. Loss recognition occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $6,106   $5,339  $5,312
   Acquisition costs deferred                                                   805      983     875
   Accretion of interest/amortization                                          (796)    (778)   (695)
   Effect of unlocking assumptions used in estimating future gross profits      277       36      96
   Effect of realized gains/loss on securities                                  285        1     (45)
   Effect of unrealized gains/loss on securities                               (155)     525    (204)
                                                                             ------   ------  ------
Balance, end of year                                                         $6,522   $6,106  $5,339
                                                                             ======   ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  295   $  322  $  348
   Accretion of interest/amortization                                           (28)     (24)    (24)
   Effect of unlocking assumptions used in estimating future gross profits       --      (22)     13
   Effect of realized gains/loss on securities                                    1       --      (3)
   Effect of unrealized gains/loss on securities                                 (3)      19     (12)
                                                                             ------   ------  ------
Balance, end of year                                                         $  265   $  295  $  322
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $24 million, $21 million, $20 million, $19 million and $18 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  579   $  442  $  502
   Acquisition costs deferred                                                    55       73      33
   Accretion of interest/amortization                                          (123)    (132)   (114)
   Effect of unlocking assumptions used in estimating future gross profits       48       53      60
   Effect of realized gains/loss on securities                                   33        4     (12)
   Effect of unrealized gains/loss on securities                                 (7)     139     (27)
                                                                             ------   ------  ------
Balance, end of year                                                         $  585   $  579  $  442
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                         Real Estate and
                                           Investment    Securitization Affordable Housing
(in millions)                               Entities        Vehicles       Partnerships    Total
-------------                            --------------- -------------- ------------------ ------
December 31, 2016
Assets:
   Bonds available for sale                    $--           $6,319            $--         $6,319
   Other bond securities                        --              766             --            766
   Mortgage and other loans receivable          --            1,128             --          1,128
   Other invested assets                        17               --             26             43
   Other/(a)/                                   16              550             --            566
                                               ---           ------            ---         ------
Total assets/(b)/                              $33           $8,763            $26         $8,822
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $1,259            $--         $1,259
   Notes payable - to third parties             --              139             --            139
   Other/(c)/                                   24               14              3             41
                                               ---           ------            ---         ------
Total liabilities                              $24           $1,412            $ 3         $1,439
                                               ===           ======            ===         ======
December 31, 2015
Assets:
   Bonds available for sale                    $--           $6,124            $--         $6,124
   Other bond securities                        --              747             --            747
   Mortgage and other loans receivable          --            1,435             --          1,435
   Other/(a)/                                   --              429              6            435
                                               ---           ------            ---         ------
Total assets/(b)/                              $--           $8,735            $ 6         $8,741
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $  617            $--         $  617
   Notes payable - to third parties             --              311             --            311
   Other/(c)/                                   --               20              3             23
                                               ---           ------            ---         ------
Total liabilities                              $--           $  948            $ 3         $  951
                                               ===           ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2016 and 2015.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2016 and 2015.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2016
   Real estate and investment entities/(c)/   $168,097    $2,532      $440     $2,972
   Affordable housing partnerships               4,101       554        --        554
                                              --------    ------      ----     ------
Total/(b)/                                    $172,198    $3,086      $440     $3,526
                                              ========    ======      ====     ======
December 31, 2015
   Real estate and investment entities/(c)/   $  4,828    $  562      $ 65     $  627
   Affordable housing partnerships               4,279       547        --        547
                                              --------    ------      ----     ------
Total                                         $  9,107    $1,109      $ 65     $1,174
                                              ========    ======      ====     ======

(a)At December 31, 2016 and 2015, $2.8 billion and $785 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(b)As discussed in Note 2, on January 1, 2016 we adopted accounting guidance that resulted in an increase in the number of our investment entities classified as VIEs.
(c)Comprised primarily of hedge funds and private equity funds

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued by certain third party-managed hedge and private equity funds, and certain real estate entities that are VIEs managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily investment-grade debt securities and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third parties or affiliates by these entities are reported as notes payable. See Note 18 for additional information on capital commitments made to these entities by other affiliates.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in the operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entity's economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 0.1 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2016, we recorded loss recognition expense of $424 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. In 2015 and 2014, we recorded loss recognition expense of $28 million and $87 million, respectively, to increase reserves for certain long-term care business. Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million in 2014.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2016, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2016 and 2.7 percent of gross premiums in 2016. Policyholder dividends were $19 million in 2016, $22 million in 2015, and $28 million in 2014 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB) and guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2016    2015
                      -------------       ------- -------
                      Equity funds        $17,140 $15,038
                      Bond funds            4,189   4,069
                      Balanced funds       19,194  19,175
                      Money market funds      365     324
                                          ------- -------
                      Total               $40,888 $38,606
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2016          December 31, 2015
                                          ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                               $   31,829      $14,871        $29,404     $15,045
Net amount at risk                                 934          594          1,213         939
Average attained age of contract holders            66           68             67          69
Range of guaranteed minimum return rates     0% - 4.5%                       0%-4%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                             Years Ended December 31,
                                             ----------------------
            (in millions)                      2016     2015    2014
            -------------                    ------   ------  ------
            Balance, beginning of year       $  459   $  363  $  361
               Reserve (decrease) increase      (33)     150      65
               Benefits paid                    (55)     (54)    (63)
                                             ------   ------  ------
            Balance, end of year             $  371   $  459  $  363
                                             ======   ======  ======

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The liabilities for GMWB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $1.5 billion and $1.0 billion at December 31, 2016 and 2015, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB that totaled $34.5 billion and $32.8 billion at December 31, 2016 and 2015, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $668 million and $520 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

at December 31, 2016 and 2015, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2016, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  -----------------------
(in millions)                                          Interest Rate(s) Date(s)      2016        2015
-------------                                          ---------------- ---------  --------    --------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                     4.00%-6.31%   2036-2041 $    691    $    143
   Notes payable of consolidated VIEs, at fair value     1.99%-11.93%   2060-2061      568         474
   Intercompany loan facility                                                           --         100
                                                                                   --------    --------
Total notes payable - to affiliates                                                  1,259         717
                                                                                   --------    --------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     3.21%-5.60%   2018-2060      140         311
   Debt of consolidated investments                       6.25%-7.68%   2025-2038       80          95
                                                                                   --------    --------
Total notes payable - to third parties                                                 220         406
                                                                                   --------    --------
Total notes payable                                                               $  1,479    $  1,123
                                                                                   ========    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2016                                             -----------------------------------
(in millions)                                          Total  2017 2018 2019 2020 2021 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                  $  691 $--  $--  $--  $--  $--    $  691
   Notes payable of consolidated VIEs, at fair value      568  --   --   --   --   --       568
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates                    $1,259 $--  $--  $--  $--  $--    $1,259
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     140  --    2   --   --   11       127
   Debt of consolidated investments                        80  --   --   --   --   --        80
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties                    220  --    2   --   --   11       207
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,479 $--  $ 2  $--  $--  $11    $1,466
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

We had no borrowings outstanding under this facility at December 31, 2016 and $100 million outstanding at December 31, 2015.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the future minimum lease payments under operating leases at December 31, 2016:

                        (in millions)
                        -------------
                        2017                        $ 22
                        2018                          20
                        2019                          18
                        2020                          17
                        2021                          16
                        Remaining years after 2021    41
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $22 million, $30 million and $29 million in 2016, 2015 and 2014, respectively.

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $691 million at December 31, 2016.

Mortgage Loan Commitments

We had $1.2 billion and $351 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2016.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $10 million and $11 million at December 31, 2016 and 2015, respectively, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                      December 31,
                                                                                     --------------
(in millions)                                                                         2016    2015
-------------                                                                        ------  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $4,685  $2,968
Net unrealized gains on other invested assets                                           309     549
Adjustments to DAC, VOBA and deferred sales inducements                                (665)   (500)
Shadow loss recognition                                                                (583)    (18)
Foreign currency translation adjustments                                                 (3)     (3)
Deferred income tax                                                                    (448)   (663)
                                                                                     ------  ------
Accumulated other comprehensive income                                               $3,295  $2,333
                                                                                     ======  ======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2014
Unrealized change arising during period          $ 130         $ 4,261        $(183)      $(963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)      $(556)      $ (5)    $ 3,235
                                                 =====         =======        =====       =====       ====     =======
December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688       $ 854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442       $ 551       $ (2)    $(3,602)
                                                 =====         =======        =====       =====       ====     =======
Year ended December 31, 2016
Unrealized change arising during period          $ (27)        $ 1,394        $ 153       $(565)      $ --     $   955
Less: Reclassification adjustments included
  in net income                                     26            (136)         318          --         --         208
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              (53)          1,530         (165)       (565)        --         747
Less: Income tax expense (benefit)                 (19)             73          (65)       (204)        --        (215)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ (34)        $ 1,457        $(100)      $(361)      $ --     $   962
                                                 =====         =======        =====       =====       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                              Amount Reclassified from
                                               Accumulated Other
                                              Comprehensive Income
                                              -----------------------
                                                  December 31,
                                              -----------------------  Affected Line Item in the
(in millions)                                  2016     2015    2014   Statements of Income
--------------------------------------------   -----   -----   -----   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized          $  26    $  38   $  52   Net realized capital gains (losses)
Unrealized (depreciation) of all other
  investments                                  (136)     (39)    163   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                   318        5      60   Amortization of deferred policy acquisition costs
Shadow loss recognition                          --       --    (101)  Policyholder benefits
Foreign currency translation adjustments         --       14      (9)
                                               -----   -----   -----
   Total reclassifications for the period     $ 208    $  18   $ 165
                                               =====   =====   =====

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2016   2015   2014
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,591 $1,413 $1,862

 At December 31,
 Statutory capital and surplus                             $9,001 $8,894
 Aggregate minimum required statutory capital and surplus   1,976  2,134

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2016 and 2015, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2016 and 2015, we applied a permitted statutory accounting practice, initially adopted in 2015, to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The permitted practice resulted in an increase in our statutory surplus of $645 million at December 31, 2016 and a reduction of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2017 without prior approval of the TDI is $957 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

                 Years Ended December 31,
                 (in millions)              2016    2015  2014
                 -------------             ------  -----  ----
                 Current                   $1,248  $ 549  $401
                 Deferred                    (951)  (111)  533
                                           ------  -----  ----
                 Total income tax expense  $  297  $ 438  $934
                                           ======  =====  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2016, 2015 and 2014. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2016  2015   2014
-------------                                                      ----  ----  ------
U.S federal income tax expense at statutory rate                   $423  $593  $1,034
Adjustments:
   Reclassifications from accumulated other comprehensive income    (89)  (94)     19
   Dividends received deduction                                     (30)  (30)    (25)
   State income tax                                                   8    (5)     (1)
   Valuation allowance                                               --    --     (93)
   Other credits, taxes and settlements                             (15)  (26)     --
                                                                   ----  ----  ------
Total income tax expense                                           $297  $438  $  934
                                                                   ====  ====  ======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2016     2015
-------------                                                              -------  -------
Deferred tax assets:
   Basis differences on investments                                        $ 3,194  $ 2,516
   Policy reserves                                                           2,034    1,765
   Losses and tax credit carryforwards                                         248      259
   State deferred tax benefits                                                  25       --
   Other                                                                        66       --
                                                                           -------  -------
Total deferred tax assets                                                    5,567    4,540
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,195)  (2,021)
   Net unrealized gains on debt and equity securities available for sale    (1,332)  (1,057)
   Capitalized EDP                                                             (64)     (52)
   State deferred tax liabilities                                               --      (18)
   Other                                                                        --      (27)
                                                                           -------  -------
Total deferred tax liabilities                                              (3,591)  (3,175)
                                                                           -------  -------
Net deferred tax asset before valuation allowance                            1,976    1,365
Valuation allowance                                                           (366)    (920)
                                                                           -------  -------
Net deferred tax asset                                                     $ 1,610  $   445
                                                                           =======  =======

The following table presents our tax losses and credit carryforwards on a tax return basis.

   December 31, 2016                                     Tax     Expiration
   (in millions)                                 Gross Effected   Periods
   -----------------                             ----- -------- ------------
   Net operating loss carryforwards               $64    $ 22   2028 to 2035
   Foreign tax credit carryforwards                --      49   2017 to 2024
   Alternative minimum tax credit carryforwards    --      69             --
   Business credit carryforwards                   --     108   2025 to 2035
                                                         ----
   Total carryforwards                                   $248
                                                         ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2016, recent changes in market conditions, including interest rate fluctuations, impacted the unrealized tax losses in our available-for-sale portfolio, resulting in a decrease to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2016, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

During 2016, we released $554 million of the valuation allowance to other comprehensive income. In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           ------------------------
       (in millions)                                         2016         2015
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  33        $  27
          Increases in tax position for prior years           --            6
          Decreases in tax position for prior years          (11)          --
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  22        $  33
                                                           =====        =====

At December 31, 2016 and 2015, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $22 million and $33 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2016 and 2015, we had accrued liabilities of $4 million and $7 million, respectively, for the payment of interest (net of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the federal benefit) and penalties. In 2016, 2015 and 2014, we recognized income of $3 million, expense of $1 million and income of $10 million, respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2016, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2016 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution
(SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG is subject to regulation by the Federal Reserve as a savings and loan holding company.

On January 26, 2016, AIG announced several actions designed to create a leaner, more profitable and focused insurer. In the fourth quarter of 2016, AIG finalized its plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. Additionally, AIG also introduced a Legacy Portfolio, which aims to maximize shareholder value, release capital related to certain run-off non-strategic assets and run-off insurance lines, and highlight progress on improving the return on equity of AIG's Core portfolio. AIG's Core Portfolio includes its Commercial Insurance and Consumer Insurance business, as well as Other Operations. Accordingly, AIG modified the presentation of its segment results in its 2016 Annual report on Form 10-K to reflect its new operating structure.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $390 million, $315 million and $305 million for such services in 2016, 2015 and 2014, respectively. Accounts payable for such services were $1.1 billion and $692 million at December 31, 2016 and 2015, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $685 million, $812 million and $813 million for such services and rent in 2016, 2015 and 2014, respectively. Accounts receivable for rent and services were $769 million and $457 million at December 31, 2016 and 2015, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $33 million, $50 million and $55 million in 2016, 2015 and 2014, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2016 and 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million and $507 million, respectively, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 24, 2017, the date the financial statements were issued.

During the first quarter of 2017, we purchased commercial mortgage loans at outstanding principal balance and private placement assets at fair market value from certain affiliated AIG domestic property casualty companies for $843 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

and $425 million, respectively. We will true up the purchase price of the commercial mortgage loans to fair value based on underlying property appraisals and valuations when that information is available.

                        American Home Assurance Company
                                An AIG Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2016 and 2015
           and for the years ended December 31, 2016, 2015 and 2014

[LOGO]

                        AMERICAN HOME ASSURANCE COMPANY

                     Statutory Basis Financial Statements

  As of December 31, 2016 and 2015 and for the years ended December 31, 2016,
                                 2015 and 2014

                               TABLE OF CONTENTS

         Report of Independent Auditors                                                3

         Statements of Admitted Assets                                                 4

         Statements of Liabilities, Capital and Surplus                                5

         Statements of Operations and Changes in Capital and Surplus                   6

         Statements of Cash Flows                                                      7

Note 1   Organization and Summary of Significant Statutory Basis Accounting Policies   8

Note 2   Accounting Adjustments to Statutory Basis Financial Statements               21

Note 3   Investments                                                                  24

Note 4   Fair Value of Financial Instruments                                          28

Note 5   Reserves for Losses and Loss Adjustment Expenses                             30

Note 6   Related Party Transactions                                                   33

Note 7   Reinsurance                                                                  41

Note 8   Income Taxes                                                                 43

Note 9   Capital and Surplus and Dividend Restrictions                                50

Note 10  Contingencies                                                                51

Note 11  Other Significant Matters                                                    54

Note 12  Subsequent Events                                                            56

                        Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the "Company"), which comprise the statements of admitted assets and liabilities, capital and surplus as of December 31, 2016 and 2015, and the related statements of operations and changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2016.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America described in Notes 1B and 1D, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the accompanying financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP
April 25, 2017

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                         Statements of Admitted Assets

                                                                                     December 31, December 31,
                                                                                         2016         2015
                                                                                     ------------ ------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair value: 2016 - $19,297; 2015 - $16,942)     $18,853      $16,339
   Common stocks, at carrying value adjusted for nonadmitted assets
   (cost: 2016 - $376; 2015 - $252)                                                        379          244
   Preferred stocks, at carrying value (cost: 2016 - $49; 2015- $34)                        49           34
   Other invested assets (cost: 2016 - $4,299; 2015 - $3,888)                            4,478        4,143
   Mortgage loans                                                                        1,895        1,185
   Derivative instruments                                                                   26           13
   Short-term investments, at amortized cost (approximates fair value)                      14           36
   Cash                                                                                    131           95
   Receivable for securities sold                                                           44            6
                                                                                       -------      -------
       Total cash and invested assets                                                  $25,869      $22,095
                                                                                       -------      -------
Investment income due and accrued                                                      $   211      $   140
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                        972          839
   Premiums and installments booked but deferred and not yet due                           418          289
   Accrued retrospective premiums                                                          595          586
High deductible policy receivables                                                          57           55
Reinsurance recoverable on paid losses                                                     339          338
Funds held by or deposited with reinsurers                                                 172          184
Current federal and foreign taxes recoverable                                               88           --
Net deferred tax assets                                                                    841          846
Equities in underwriting pools and associations                                             40           12
Receivables from parent, subsidiaries and affiliates                                        13          684
Other assets                                                                               143          117
Allowance for uncollectible accounts                                                       (74)         (82)
                                                                                       -------      -------
       Total admitted assets                                                           $29,684      $26,103
                                                                                       =======      =======

               See Notes to Statutory Basis Financial Statements


--------------------------------------------------------------------------------
4   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2016 and 2015

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions, Except Share Information)
--------------------------------------------------------------------------------


                Statements of Liabilities, Capital and Surplus

                                                                                               December 31, December 31,
                                                                                                   2016         2015
                                                                                               ------------ ------------
Liabilities
Reserves for losses and loss adjustment expenses                                                 $12,210      $13,171
Unearned premium reserves                                                                          3,427        3,181
Commissions, premium taxes, and other expenses payable                                               213          238
Reinsurance payable on paid loss and loss adjustment expenses                                        285          205
Current federal taxes payable to parent                                                               --            5
Funds held by company under reinsurance treaties                                                   1,639        1,379
Provision for reinsurance                                                                             37           34
Ceded reinsurance premiums payable, net of ceding commissions                                      3,956          339
Collateral deposit liability                                                                         384          334
Payable for securities purchased                                                                      14            6
Payable to parent, subsidiaries and affiliates                                                       469          205
Borrowed money                                                                                       246           30
Other liabilities                                                                                    356          335
                                                                                                 -------      -------
Total liabilities                                                                                $23,236      $19,462
                                                                                                 -------      -------
Capital and Surplus
Common capital stock, $17 par value, 1,758,158 shares authorized, 1,695,054 shares issued and
  outstanding                                                                                    $    29      $    29
Capital in excess of par value                                                                     6,839        6,139
Unassigned surplus                                                                                  (939)         471
Special surplus funds from health insurance providers                                                 --            1
Special surplus funds from reinsurance                                                               519            1
                                                                                                 -------      -------
Total capital and surplus                                                                        $ 6,448      $ 6,641
                                                                                                 -------      -------
Total liabilities, capital and surplus                                                           $29,684      $26,103
                                                                                                 =======      =======

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
5   STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2016
    and 2015

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

          Statements of Operations and Changes in Capital and Surplus

                                                                                           For the Years
                                                                                        Ended December 31,
                                                                                     ------------------------
                                                                                       2016     2015    2014
                                                                                     -------  -------  ------
Statements of Operations
Underwriting income:
Premiums earned                                                                      $ 6,052  $ 5,495  $5,593
                                                                                     -------  -------  ------
Underwriting deductions:
   Losses incurred                                                                     5,212    3,940   3,416
   Loss adjustment expenses                                                              267    1,032     733
   Other underwriting expenses                                                         1,875    1,686   1,674
                                                                                     -------  -------  ------
Total underwriting deductions                                                          7,354    6,658   5,823
                                                                                     -------  -------  ------
Net underwriting loss                                                                 (1,302)  (1,163)   (230)
                                                                                     -------  -------  ------
Investment gain:
   Net investment income earned                                                        1,187    1,209   1,188
   Net realized capital losses (net of capital gains tax expense: 2016 - $61;
     2015 - $15; 2014 - $53)                                                            (106)    (107)   (161)
                                                                                     -------  -------  ------
Net investment gain                                                                    1,081    1,102   1,027
                                                                                     -------  -------  ------
Net loss from agents' or premium balances charged-off                                    (36)     (19)     (1)
Other (expense)/ income                                                                  (20)      (5)    (11)
                                                                                     -------  -------  ------
Income (loss) after capital gains taxes and before federal income taxes                 (277)     (85)    785
Federal and foreign income tax benefit                                                   (34)     (10)    (23)
                                                                                     -------  -------  ------
Net income (loss)                                                                    $  (243) $   (75) $  808
                                                                                     =======  =======  ======

Changes in Capital and Surplus
------------------------------
Capital and surplus, as of December 31, previous year                                $ 6,641  $ 7,248  $5,092
   Adjustment to beginning surplus (Note 2)                                               66      (27)     (6)
                                                                                     -------  -------  ------
Capital and surplus, as of January 1,                                                  6,707    7,221   5,086
   Other changes in capital and surplus:
       Net income (loss)                                                                (243)     (75)    808
       Change in net unrealized capital losses (net of capital gains tax
         expense (benefit): 2016 - ($16); 2015 - ($40); 2014 - $8)                       (48)    (179)    (47)
       Change in net deferred income tax                                                 118       81    (391)
       Change in nonadmitted assets                                                     (157)     (45)    731
       Change in provision for reinsurance                                                (3)      27      (3)
       Capital contribution                                                              700      776   1,315
       Change in par value of common stock                                                --       --       9
       Dividends to stockholder                                                         (600)  (1,200)   (384)
       Foreign exchange translation                                                       22       58     123
       Change in statutory contingency reserve                                           (44)     (22)     --
       Other surplus adjustments                                                          (4)      (1)      1
                                                                                     -------  -------  ------
   Total changes in capital and surplus                                                 (259)    (580)  2,162
                                                                                     -------  -------  ------
Capital and Surplus, as of December 31,                                              $ 6,448  $ 6,641  $7,248
                                                                                     =======  =======  ======

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
6 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2016, 2015 and 2014

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                           Statements of Cash Flows

                                                                                    Years Ended
                                                                                   December 31,
                                                                             ------------------------
                                                                               2016    2015     2014
                                                                             -------  ------  -------
Cash from Operations
   Premiums collected, net of reinsurance                                    $ 6,477  $5,676  $ 5,588
   Net investment income                                                         974   1,051    1,008
   Miscellaneous income (expense)                                                 17     (27)     (94)
                                                                             -------  ------  -------
   Sub-total                                                                   7,468   6,700    6,502
                                                                             -------  ------  -------
   Benefit and loss related payments                                           2,750   3,912    3,768
   Commission and other expense paid                                           2,236   2,510    2,427
   Federal and foreign income taxes paid (recovered)                               9       1      (17)
                                                                             -------  ------  -------
   Net cash provided from operations                                           2,473     277      324
                                                                             -------  ------  -------
Cash from Investments
Proceeds from investments sold, matured, or repaid:
   Bonds                                                                       5,646   5,222    5,593
   Stocks                                                                         35     186       17
   Mortgage loans                                                                118     272       43
   Other investments                                                           1,026     304      388
                                                                             -------  ------  -------
   Total proceeds from investments sold, matured, or repaid                    6,825   5,984    6,041
                                                                             -------  ------  -------
Cost of investments acquired:
   Bonds                                                                       7,584   4,245    6,010
   Stocks                                                                         59     251      360
   Mortgage loans                                                                871     440      583
   Other investments                                                           1,035   1,827      897
                                                                             -------  ------  -------
   Total cost of investments acquired                                          9,549   6,763    7,850
                                                                             -------  ------  -------
   Net cash used in investing activities                                      (2,724)   (779)  (1,809)
                                                                             -------  ------  -------
Cash from Financing and Miscellaneous Sources
   Capital contributions                                                          --      --        1
   Dividends to stockholder                                                       --    (914)    (150)
   Borrowed funds received                                                       216      30       --
   Intercompany (payments) receipts                                              (61)    565    1,991
   Net deposit activity on deposit-type contracts and other insurance            (24)      1      (10)
   Equities in underwriting pools and associations                               (27)    118       95
   Collateral deposit liability receipts (payments)                               50      (5)     (75)
   Other receipts (payments)                                                     111     111     (134)
                                                                             -------  ------  -------
   Net cash provided from (used in) financing and miscellaneous activities       265     (94)   1,718
                                                                             -------  ------  -------
Net change in cash and short-term investments                                     14    (596)     233
Cash and short-term investments
                                                                             -------  ------  -------
   Beginning of year                                                             131     727      494
                                                                             -------  ------  -------
   End of year                                                               $   145  $  131  $   727
                                                                             =======  ======  =======

Refer to Note 11D for description of non-cash items.

               See Notes to Statutory Basis Financial Statements


--------------------------------------------------------------------------------
7   STATEMENT OF CASH FLOW - for the years ended December 31, 2016, 2015 and
    2014

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

1. Organization and Summary of Significant Statutory Basis Accounting Policies
--------------------------------------------------------------------------------

A. Basis of Organization and Presentation
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2016, the Combined Pooling Agreement was amended and restated among the twelve member companies. The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling percentages under the Combined Pooling Agreement, and states of domicile are as follows:

                                                                                NAIC     2016 Pool  2015 Pool    State of
Company                                                                     Company Code Percentage Percentage   Domicile
--------------------------------------------------------------------------- ------------ ---------- ---------- ----------
National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)*     19445         30%        30%    Pennsylvania
American Home Assurance Company (American Home)                                19380         35%        30%      New York
Lexington Insurance Company (Lexington)                                        19437         30%        30%      Delaware
AIG Property Casualty Company (APCC)                                           19402          5%         5%    Pennsylvania
Commerce and Industry Insurance Company (C&I)                                  19410          0%         5%      New York
The Insurance Company of the State of Pennsylvania (ISOP)                      19429          0%         0%     Illinois**
New Hampshire Insurance Company (New Hampshire)                                23841          0%         0%      Illinois
AIG Specialty Insurance Company (Specialty)                                    26883          0%         0%      Illinois
AIG Assurance Company (Assurance)                                              40258          0%         0%     Illinois**
Granite State Insurance Company (Granite)                                      23809          0%         0%      Illinois
Illinois National Insurance Co. (Illinois National)                            23817          0%         0%      Illinois
AIU Insurance Company (AIU)                                                    19399          0%         0%      New York

*  Lead Company of the Combined Pool
** Companies were redomesticated to Illinois in 2016 from Pennsylvania in 2015.

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2016 Pooling Restructure Transaction") and Note 12 regarding changes in the pooling participation percentage effective January 1, 2017. The Company increased its participation percentage from 30% to 35% as a result of the 2016 Pooling Restructure Transaction.

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing, partner organizations and the internet. There were no Managing Agents or Third party administrators who placed direct written premium with the Company in an amount exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2016, 2015, and 2014.

--------------------------------------------------------------------------------
8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

State/ Location                                                                  2016 2015  2014
-------------------------------------------------------------------------------  ---- ---- -----
New York                                                                         $97  $ 47 $  28
United Arab Emirates****                                                          88   141    --
Florida                                                                           78    81    70
California***                                                                     70    --    --
Texas***                                                                          48    --    --
Indiana**                                                                         --    43    --
Foreign - Japan*                                                                  --    --  (444)

* 2014 includes the impact of a ($726) reserve transfer due to the 2014 Japan Branch Conversion which was presented as negative written premium in accordance with statutory presentation requirements (refer to Note 6D for more information)
**   Indiana is below 5% in 2016 & 2014
***  California & Texas were below 5% in 2015 & 2014
**** United Arab Emirates was below 5% in 2014

Basis of Presentation
--------------------------------------------------------------------------------

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Japan, Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association"), as described in Note 6.

The Company's financial information as of and for the years ended December 31, 2016, 2015 and 2014 have been presented in accordance with the terms of the Combined Pooling Agreement. Refer to Note 6 for additional information regarding the changes in the pooling percentages.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

Accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") has prescribed the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company has received approval to reflect the transfer of the collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the commissioner with respect to the reinsurance recoverable balance from the original reinsurer.

In 2016 and 2014, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. The classification change has no effect on net income or surplus.

A similar permitted practice was received by the Company with respect to the presentation of consideration paid to Eaglestone Reinsurance Company ("Eaglestone") for loss portfolio transfers ("LPT") executed in 2015 and 2014.

--------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

As of and for the year ended December 31, 2016, the accompanying financial statements reflect the application of a permitted practice to recognize the effects of a retroactive aggregate excess of loss reinsurance agreement (the "ADC" or "Adverse Development Cover") entered into in January 2017 with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway,
Inc. In addition, the Company applied a permitted practice to record the impact of the ADC as prospective reinsurance in its December 31, 2016 financial statements. The ADC is more fully described in Note 12 herein. The permitted practice also allowed the Company to reflect the consideration as paid losses rather than a reduction in premiums earned. The surplus gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession.

The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NAIC's RBC and surplus requirements for the 2016 and 2015 reporting periods.

A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

                                                                                     SSAP # FS Ref  2016    2015    2014
                                                                                     ------ ------ ------  ------  ------
Net income (loss), NY SAP                                                                          $ (243) $  (75) $  808
State prescribed or permitted practices - addition (charge):
   Change in non-tabular discounting                                                  65      (a)     147      77      40
   Adverse Development Cover                                                          62R     (a)    (514)     --      --
   Present the consideration received/paid in relation to the loss reserves within
     paid losses                                                                      62R     (b)      --      --      --
                                                                                                   ------  ------  ------
Net income (loss), NAIC SAP                                                                        $ (610) $    2  $  848
                                                                                                   ------  ------  ------
Statutory surplus, NY SAP                                                                          $6,448  $6,641  $7,248
State prescribed or permitted practices--addition (charge):
   Non-tabular discounting                                                            65      (a)    (159)   (306)   (383)
   Credits for reinsurance                                                            62R     (c)      --      (4)    (40)
   Credits for collection risk on certain asbestos reinsurance recoveries             62R     (c)     (58)    (41)    (81)
   Adverse Development Cover                                                          62R     (d)    (514)     --      --
   Present the consideration received/paid in relation to the loss reserves within
     paid losses                                                                      62R     (b)      --      --      --
                                                                                                   ------  ------  ------
Statutory surplus, NAIC SAP                                                                        $5,717  $6,290  $6,744
                                                                                                   ------  ------  ------

(a)Impacts Reserves for losses and Loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.
(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.
(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the Change in provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.
(d)Impacts Segregated Surplus within the Statements of Liabilities, Capital and Surplus

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

.. Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

..  Legal contingencies;

..  Other than temporary impairment ("OTTI") losses on investments;

.. Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in capital and surplus; and

.. Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

--------------------------------------------------------------------------------
10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

These accounting estimates require the use of assumptions about matters, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

D. Accounting Policy Differences
--------------------------------------------------------------------------------

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain respects, including:

-----------------------------------------------------------------------------------------------------------------
           Transactions                      NAIC SAP Treatment                      US GAAP Treatment
-----------------------------------------------------------------------------------------------------------------
Policy Acquisition Costs            Costs are immediately expensed and     Costs directly related to the
Principally brokerage commissions   are included in Other Underwriting     successful acquisition of new or
and premium taxes arising from the  Expenses, except for reinsurance       renewal insurance contracts are
issuance of insurance contracts.    ceding commissions received in excess  deferred and amortized over the term of the cost to acquire business which  of the related insurance coverage.
                                    are recognized as a deferred
                                    liability and amortized over the
                                    period of the reinsurance agreement.
-----------------------------------------------------------------------------------------------------------------
Unearned Premiums, Unpaid           Presented net of reinsurance           Presented gross of reinsurance with
Losses and Loss Expense             recoverable.                           corresponding reinsurance recoverable
Liabilities                                                                assets for ceded unearned premiums
                                                                           and reinsurance recoverable on unpaid
                                                                           losses, respectively.
-----------------------------------------------------------------------------------------------------------------
Retroactive reinsurance contracts   Gains and losses are recognized in     Gains are deferred and amortized over
                                    earnings immediately and surplus is    the settlement period of the ceded
                                    segregated to the extent pretax gains  claim recoveries. Losses are
                                    are recognized. Certain retroactive    immediately recognized in the
                                    affiliate or related party             Statements of Operations.
                                    reinsurance contracts are accounted
                                    for as prospective reinsurance if
                                    there is no gain in surplus as a
                                    result of the transaction.
-----------------------------------------------------------------------------------------------------------------
Investments in Bonds held as:       Investment grade securities (rated by  All available for sale investments
                                    NAIC as class 1 or 2) are carried at   are carried at fair value with
1)available for sale                amortized cost. Non-investment grade   changes in fair value, net of
                                    securities (NAIC rated 3 to 6) are     applicable taxes, reported in
2)fair value option                 carried at the lower of amortized      accumulated other comprehensive
                                    cost and fair value.                   income within shareholder's equity.

                                                                           Fair value option investments are
                                                                           carried at fair value with changes in
                                                                           fair value, net of applicable
                                                                           projected income taxes, reported in
                                                                           net investment income.
-----------------------------------------------------------------------------------------------------------------

Investments in Equity Securities    Carried at fair value with unrealized  Same treatment as available for sale
classified as:                      gains and losses reported, net of      investments in bonds.
                                    applicable taxes, in the Statement of
1)available for sale                Changes in Capital and Surplus.        Same treatment as fair value option
                                                                           investments in bonds.
2)fair value option
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
           Transactions                      NAIC SAP Treatment                      US GAAP Treatment
-----------------------------------------------------------------------------------------------------------------
Investments in Limited              Carried at the underlying US GAAP      If aggregate interests allow the
Partnerships, Hedge Funds and       equity with results from the           holding entity to exercise more than
Private Equity Interests            investment's operations recorded, net  minor influence (typically more than
                                    of applicable taxes, as Unrealized     3%), the investment is carried at Net
                                    gains (losses) directly in the         Asset Value ("NAV") with changes in
                                    Statements of Changes in Capital and   value recorded to net investment
                                    Surplus.                               income.

                                                                           Where the aggregate interests allow
                                                                           the entity to exercise only minor
                                                                           influence (typically less than 3%),
                                                                           the investment is recorded at NAV
                                                                           with changes in value recorded, net
                                                                           of tax, as a component of accumulated
                                                                           other comprehensive income in
                                                                           shareholder's equity.
-----------------------------------------------------------------------------------------------------------------
Investments in Subsidiary,          Subsidiaries are not consolidated.     Consolidation is required when there
Controlled and Affiliated Entities                                         is a determination that the
(SCAs)                              The equity investment in SCAs are      affiliated entity is a variable
                                    accounted for under the equity method  interest entity ("VIE") and the
                                    and recorded as Common stock           entity has a variable interest and
                                    investments. Dividends are recorded    the power to direct the activities of
                                    within Net Investment Income.          the VIE. The VIE assessment would
                                                                           consider various factors including
                                                                           limited partnership (LP) status and
                                                                           inherent rights of equity investors.

                                                                           Investments in SCAs that are voting
                                                                           interest entities (VOE) with majority
                                                                           voting rights are generally
                                                                           consolidated.

                                                                           Investments in SCAs where the holding
                                                                           entity exercises significant
                                                                           influence (generally ownership of>3%
                                                                           voting interests for LPs and similar
                                                                           entities and between 20 percent and
                                                                           50 percent for other entities) are
                                                                           recorded at equity value. The change
                                                                           in equity is included within
                                                                           operating income.
-----------------------------------------------------------------------------------------------------------------
Structured Settlements              Structured settlement annuities where  For structured settlements in which the claimant is the payee are treated  the reporting entity has not been
                                    as completed transactions (thereby     legally released from its obligation
                                    allowing for immediate gain            with the claimant (i.e. the reporting
                                    recognition), regardless of whether    entity remains the primary obligor),
                                    the reporting entity is the owner of   resulting gains are deferred and
                                    the annuity, subject to credit         amounts expected to be recovered from
                                    exposure in certain circumstances.     such annuities are recorded as assets.
-----------------------------------------------------------------------------------------------------------------
Statement of Cash Flows             Statutory Statements of Cash Flows     The Statements of Cash Flows can be
                                    must be presented using the direct     presented using the direct or
                                    method. Changes in cash, cash          indirect methods, however are
                                    equivalents, and short-term            typically presented using the
                                    investments and certain sources of     indirect method. Presentation is
                                    cash are excluded from operational     limited to changes in cash and cash
                                    cash flows. Non-cash items are         equivalents (short-term investments
                                    required to be excluded in the         are excluded). All non-cash items are
                                    statement of cash flows and should be  excluded from the presentation of
                                    disclosed accordingly.                 cash flows.
-----------------------------------------------------------------------------------------------------------------
Deferred Federal Income Taxes       Deferred income taxes are established  The provision for deferred income for the temporary differences between  taxes is recorded as a component of
                                    tax and book assets and liabilities,   income tax expense, as a component of
                                    subject to limitations on              the Statement of Operations, except
                                    admissibility of tax assets.           for changes associated with items
                                                                           that are included within other
                                    Changes in deferred income taxes are   comprehensive income where such items
                                    recorded within capital and surplus    are recorded net of applicable income
                                    and have no impact on the Statement    taxes.
                                    of Operations.

--------------------------------------------------------------------------------
12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
            Transactions                       NAIC SAP Treatment                      US GAAP Treatment
-------------------------------------------------------------------------------------------------------------------
Statutory Adjustments                 Certain asset balances are designated  All assets and liabilities are
(applied to certain assets including  as nonadmitted, are excluded from the  included in the financial statements.
goodwill, furniture and equipment,    Statement of Admitted Assets and are   Provisions for uncollectible
deferred taxes in excess of           reflected as deductions from capital   receivables are established as
limitations, prepaid expenses,        and surplus.                           valuation allowances and are
overdue receivable balances and                                              recognized as expense within the
unsecured reinsurance amounts)        A Provision for reinsurance is         Statement of Operations.
                                      established for unsecured reinsurance
                                      amounts recoverable from unauthorized
                                      and certain authorized reinsurers
                                      with a corresponding reduction to
                                      Unassigned surplus.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

--------------------------------------------------------------------------------
E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------

Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method.

Reinsurance premiums under a reinsurance contract are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and deducted from Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience, based upon historical ratios of retrospectively rated loss development and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2016, 2015 and 2014 were as follows:

Years ended December 31,                                        2016  2015  2014
------------------------                                        ----  ----  ----
Net written premiums subject to retrospectively rated premiums  $ 72  $ 83  $112
Percentage of total net written premiums                         1.1%  1.5%  2.1%
                                                                ====  ====  ====

--------------------------------------------------------------------------------
13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

As of December 31, 2016 and 2015, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $595 and $586, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $62 and $80 as of December 31, 2016 and 2015, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $13 and $14 as of December 31, 2016 and 2015, respectively.

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations. As of December 31, 2016 and 2015, the amounts of offsetting reserve credits on unpaid claims, recoverable on paid claims and nonadmitted balances were:

December 31,                       2016   2015
------------                      ------ ------
Reserve credits on unpaid claims  $4,468 $3,747
Recoverable on paid claims            72     74
Nonadmitted balance                   15     19
                                  ====== ======

Deposit Accounting
--------------------------------------------------------------------------------

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other Income in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities and deposit liabilities - funds held are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

Premium Deficiency
--------------------------------------------------------------------------------

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. As of December 31, 2016 and 2015, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------

Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Other Income within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from retroactive reinsurance which is a component of Capital and surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from retroactive reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by as respects such retroactive reinsurance transaction. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. For each agreement, the reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

--------------------------------------------------------------------------------
14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

To the extent that the transfer of loss and LAE reserves is between affiliated entities and neither entity records a gain or loss, the transaction is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. Amounts deemed uncollectible are reduced, with the required statutory basis provision for reinsurance deducted from surplus and reflected as the Provision for reinsurance liability. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance.

Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------

Reserves for case, IBNR and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Structured Settlements
--------------------------------------------------------------------------------

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2016 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies were $1,335 as of December 31, 2016.

As of December 31, 2016, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                                    Licensed in
Life Insurance Company                                            State of Domicile  New York   Statement Value
----------------------                                            ----------------- ----------- ---------------
The United States Life Insurance Company in the City of New York      New York          Yes          $837
American General Life Insurance Company of Delaware                   Delaware          No            281
American General Life Insurance Company                                Texas            No            159

--------------------------------------------------------------------------------
15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

..  Level 1: Fair value measurements that are based upon quoted prices
   (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value. The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

.. The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

.. The fair value of derivatives are determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

.. The carrying value of all other financial instruments approximates fair value.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

--------------------------------------------------------------------------------
16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------

Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions were obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans
--------------------------------------------------------------------------------

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks
--------------------------------------------------------------------------------

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as Unrealized gains(losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary.

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as Unrealized gains (losses) in Unassigned surplus.

--------------------------------------------------------------------------------
17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as Unrealized gains(losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as Unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives
--------------------------------------------------------------------------------

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as Unrealized gains(losses) in Unassigned surplus.

Net investment income and gain/loss
--------------------------------------------------------------------------------

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment
--------------------------------------------------------------------------------

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

.. The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

..  Fundamental credit risk of the issuer exists; and/or

..  Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

--------------------------------------------------------------------------------
18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

.. If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

.. If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

.. If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..  If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

.. If an order of liquidation or other fundamental credit issues with the partnership exists;

.. If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

.. If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

.. If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

Equities in Pools & Associations
--------------------------------------------------------------------------------

The Company accounts for its participation in the Association by recording its participation in

..  net premium participation as gross premium;

.. the underwriting and net investment income results in the Statements of Operations and Changes in Capital and Surplus;

..  insurance and reinsurance balances in the Statements of Admitted Assets;

.. all other non-insurance assets and liabilities recorded as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets; and

..  all Association business activity is reflected within the Statements of Cash
   Flows.

Foreign Currency Transactions
--------------------------------------------------------------------------------

Foreign currency denominated assets and liabilities and the results of non-U.S. operations are translated into U.S. dollars using rates of exchange prevailing at the period end date with the related translation adjustments recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Capital and Surplus. All other realized gains and losses resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Other Income in the Statements of Operations.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

In August 2015, AIG amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

--------------------------------------------------------------------------------
19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

AIG sponsors various defined contribution plans that provide for pre-tax salary reduction contributions by its U.S. employees. The most significant plan is the AIG Incentive Savings Plan, to which the Company makes matching contributions of 100 percent of the first six percent of employee contributions, subject to Internal Revenue Service imposed limitations. Effective January 1, 2016, participants began receiving an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service ("IRS")-imposed limitations.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2016, 2015 and 2014 of $10, $5 and $11, respectively.

Depreciation
--------------------------------------------------------------------------------

Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes
--------------------------------------------------------------------------------

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

..  The sections of the Internal Revenue Code relating to Alternative Minimum
   Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;

..  The impact of Deferred Intercompany Transactions (as defined in Treas. Reg.
   (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

In 2014, the Company, modified the Tax Sharing Agreement which clarified certain tax attributes related to the 2013 Association distribution of AIG Europe Holdings Limited's ("AEHL") shares. The gain resulting from the transfer was treated as currently taxable and the Company's resulting tax liability was waived in the form of a deemed capital contribution. As a result, the Company recognized a benefit to statutory surplus of $21. The NY DFS responded to the informational submissions with no objection.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In 2014, the Company settled for cash certain tax payables and receivables with AIG. Such payables and receivables related to TAAAs that were reflected in an amended federal income tax return filing for the tax years 2007 to 2011, which was filed with the ("IRS").

--------------------------------------------------------------------------------
20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2016, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes
--------------------------------------------------------------------------------

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

.. the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

..  the sustainability of recent operating profitability of our subsidiaries;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and,

.. prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. Accounting Adjustments to Statutory Basis Financial Statements
--------------------------------------------------------------------------------

A. Change in Accounting Principles
--------------------------------------------------------------------------------

2016 Changes
--------------------------------------------------------------------------------

In 2016, the Company adopted the following change in the Statements of Statutory Accounting Principles ("SSAP")::

Going Concern: In June 2015, the Statutory Accounting Principles Working Group adopted changes to SSAP No.1, Disclosures of Accounting Policies, Risks & Uncertainties, and Other Disclosures ("SSAP 1"), with a December 31, 2016 effective date, requiring management to evaluate whether there are conditions that give rise to substantial doubt over the Company's ability to continue as a going concern within one year from the financial statement issuance date. Conditions that would give rise to substantial doubt ordinarily relate to the Company's ability to meet its obligations as they become due. If substantial doubt arises over the Company's ability to continue as a going concern, the Company shall provide disclosure detailing management's evaluation and the consideration of management's plans to alleviate any substantial doubt. The adoption of this change did not have an effect on the Company's financial condition, results of operations or cash flows.

2015 Changes
--------------------------------------------------------------------------------

In 2015, the Company adopted the following change in the SSAP:

Cash Flow: In March 2015, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69, Statement of Cash Flow ("SSAP 69"), with a December 31, 2015 effective date to clarify cash flow shall include cash, cash equivalents and short-term investments. Disclosure of non-cash items affecting assets and liabilities was expanded to include non-cash operating items in addition to financing and investing items. The Company has adopted and applied these revisions in the 2015 Statements of Cash Flows and related disclosures.

--------------------------------------------------------------------------------
21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


2014 Changes
--------------------------------------------------------------------------------

In 2014, the Company adopted the following changes in the SSAP:

Affordable Care Act Assessments: In June 2014, the NAIC issued SSAP No. 106, Affordable Care Act Assessments ("SSAP 106"), which provides accounting and disclosure guidance related to assessments on entities that issue health insurance. Under the Affordable Care Act ("ACA"), an assessment becomes payable to the U.S. Treasury once a health insurer provides health insurance for any subject U.S. health risk during the calendar year, in an amount based upon the amount of health insurance provided by such company in the prior year. Under SSAP 106, the amount of the assessment shall be expensed and recognized as a liability once the entity provides qualifying health insurance. Additionally, the guidance requires the recognition in Special Surplus, as a reclassification from Unassigned Surplus, of an amount equal to its estimated subsequent fee year assessment based upon the health insurance written in the current year. The special surplus is restored to unassigned surplus in the following year, when the health insurer recognizes the expense for the assessment.

Risk-Sharing Provisions: In December 2014, the NAIC issued SSAP No. 107, Accounting for the Risk-Sharing Provisions of the Affordable Care Act. This statement provides accounting guidance for the Risk Adjustment Program, the Transitional Reinsurance Program, and the Transitional Risk Corridor Program of the ACA. While the Company participates in the health insurance market and is subject to certain provisions of the ACA, such as the assessment described above, with the exception of the industry-wide assessment on health insurers to fund the Transitional Reinsurance Program, the Company's health insurance policies are not subject to the risk sharing provisions of the ACA. The impact of the guidance on the Company relates solely to the treatment of Transitional Reinsurance Program assessment.

B. Adjustments to Surplus
--------------------------------------------------------------------------------

During 2016, 2015 and 2014 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $66, $(27) and $(6), respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2016, 2015 and 2014 statutory financial statements as adjustments to Unassigned surplus. The impact of the 2016 corrections would have increased the 2015 and 2014 pre-tax income by $61 and $50, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2016, 2015 and 2014 is presented in the following tables:

                                                    Policyholders' Total Admitted
2016 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2015                            $6,641        $26,103          $19,462
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        42             42               --
   Liability corrections                                    (3)            --                3
   Income tax corrections                                   27             27               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus          66             69                3
                                                        ------        -------          -------
Balance at January 1, 2016 as adjusted                  $6,707        $26,172          $19,465
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of a) an increase due to an overcharge of claims service fees related to an internally developed system; partially offset by b) a decrease due to understatement of the prior year expense allocation; and c) a decrease related to unsupported ceded premiums.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase due to ceded losses recorded without consideration of contract limits; b) an increase due to recording of unsupported ceded Unearned Premium reserves; and c) an increase resulting from losses understated on certain client accounts; partially offset by d) a decrease related to an overstatement of profit share between AIG PC Pool companies and AIG Warranty Guard Agency.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

--------------------------------------------------------------------------------
22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                    Policyholders' Total Admitted
2015 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2014                            $7,248        $26,408          $19,160
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        (1)            (1)              --
   Liability corrections                                   (27)            --               27
   Income tax corrections                                    1              1               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus         (27)            --               27
                                                        ------        -------          -------
Balance at January 1, 2015 as adjusted                  $7,221        $26,408          $19,187
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) a decrease in accrued retrospective premiums resulting from an overstatement of an accrual; b) a decrease in amounts recoverable from reinsurers due to the correction of a coding error; and c) a decrease in other assets due to a reduction of deductible recoverables on programs where the aggregate loss limits were already met; partially offset by d) an increase in deferred premiums due to unrecorded fee revenue; and e) an increase in equities and deposits in pools and associations resulting from a duplication in the expenses recorded.

Liability corrections -increase in total liabilities is primarily the result of
a) an increase in losses due to data remediation in addition to certain claims that were not adequately reserved; and b) corrections to the state tax payable account; partially offset by c) a decrease in other expenses and payable to parent, subsidiaries and affiliates due to the overstatement of prior year end expense accruals; d) decrease in taxes, licenses, and fees related to amounts improperly reflected; and e) a decrease in funds held by company under reinsurance treaties and unearned premiums due to data remediation.

Income tax corrections -The increase in the tax assets is primarily the result of the tax effect of the corresponding asset and liability corrections, as well as partnership basis adjustments.

                                                    Policyholders' Total Admitted
2014 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2013                            $5,092        $23,671          $18,579
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        59             59               --
   Liability corrections                                   (71)            --               71
   Income tax corrections                                    6              6               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus          (6)            65               71
                                                        ------        -------          -------
Balance at January 1, 2014 as adjusted                  $5,086        $23,736          $18,650
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in total admitted assets is the result of a) an increase in reinsurance recoverable related to the reversal of an accrued liability; b) an adjustment of an intangible asset resulting from the sale of the Canadian Branch of American Home Assurance Company; c) an increase in admitted assets due to Association's underutilization of reserves to offset the aged premium receivable in their nonadmitted penalty determination; partially offset by d) a decrease in reinsurance recoverable due to an increase in the related contingency reserve; and e) a decrease in reinsurance recoverable on paid losses related to miscoded ceded reinsurance.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in loss reserves resulting from errors identified during the completion of a reserve substantiation study, b) an increase in IBNR related to asbestos business and in the calculation of the insolvent and commute estimate, c) an increase in taxes, licenses, and fees related to workers' compensation surcharges, d) an increase in ceded reinsurance premiums payable resulting from unrecorded profit commission, e) an increase in intercompany payables due to prior year costs incurred from the development of a claims systems; and f) an increase to the unpaid loss reserves resulting from miscoded ceded reinsurance on a facultative claim; partially offset by g) a correction to the historical loss provision for balances previously charged off.

--------------------------------------------------------------------------------
23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Income tax corrections - The decrease in taxes is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

3. Investments
--------------------------------------------------------------------------------

A. Bond Investments
--------------------------------------------------------------------------------

The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2016 and 2015 are outlined in the table below:

                                                                                       Gross      Gross
                                                                            Carrying Unrealized Unrealized  Fair
As of December 31, 2016:                                                     Value     Gains      Losses    Value
------------------------                                                    -------- ---------- ---------- -------
U.S. governments                                                            $   161     $  5      $  --    $   166
All other governments                                                           297        2         (5)       294
States, territories and possessions                                           1,222       50        (11)     1,261
Political subdivisions of states, territories and possessions                 1,275       45        (11)     1,309
Special revenue and special assessment obligations and all non- guaranteed
  obligations of agencies and authorities and their political subdivisions    5,137      115        (71)     5,181
Industrial and miscellaneous                                                 10,761      436       (111)    11,086
                                                                            -------     ----      -----    -------
Total                                                                       $18,853     $653      $(209)   $19,297
                                                                            =======     ====      =====    =======

                                                                                                     Gross      Gross
                                                                                          Carrying Unrealized Unrealized  Fair
As of December 31, 2015:                                                                   Value     Gains      Losses    Value
------------------------                                                                  -------- ---------- ---------- -------
U.S. governments                                                                          $   180     $  8      $  --    $   188
All other governments                                                                         186        2         (3)       185
States, territories and possessions                                                         1,058       67         --      1,125
Political subdivisions of states, territories and possessions                               1,284       52         --      1,336
Special revenue and special assessment obligations and all non-guaranteed obligations of
  agencies and authorities and their political subdivisions                                 3,761      170         (2)     3,929
Industrial and miscellaneous                                                                9,870      435       (126)    10,179
                                                                                          -------     ----      -----    -------
Total                                                                                     $16,339     $734      $(131)   $16,942
                                                                                          =======     ====      =====    =======

The carrying values and fair values of bonds at December 31, 2016, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                        Carrying  Fair
December 31, 2016                        Value    Value
-----------------                       -------- -------
Due in one year or less                 $   224  $   224
Due after one year through five years     3,241    3,345
Due after five years through ten years    2,582    2,619
Due after ten years                       4,206    4,228
Structured securities                     8,608    8,888
                                        -------  -------
   Total bonds                          $18,861  $19,304
                                        =======  =======

--------------------------------------------------------------------------------
24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Mortgage Loan Investments
--------------------------------------------------------------------------------

The minimum and maximum lending rates for mortgage loans during 2016 were:

                     Minimum        Maximum
Category          Lending Rate % Lending Rate %
--------          -------------- --------------
Retail                 2.9%           4.9%
Office                 3.8%           4.7%
Industrial             3.6%           4.1%
Multi-Family           3.4%           5.2%
Hotel/Motel            4.4%           4.7%
Other Commercial       6.5%           6.5%
                       ===            ===

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was
73.77 percent. All of the mortgage loans were in good standing as of December 31, 2016. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2016 and 2015:

                                 Residential            Commercial
                              ----------------- ---------------------------
                         Farm Insured All Other Insured All Other Mezzanine Total
                         ---- ------- --------- ------- --------- --------- ------
2016
   Recorded Investment
   Current               $--    $--      $--      $--    $1,895      $--    $1,895
2015
   Recorded Investment
   Current               $--    $--      $--      $--    $1,185      $--    $1,185
                         ===    ===      ===      ===    ======      ===    ======

C. Loan-Backed and Structured Investments
--------------------------------------------------------------------------------

The Company did not record any non-credit other than temporary impairment losses during 2016 for loan-backed and structured securities.

As of December 31, 2016, the Company held loan-backed and structured securities for which it recognized $28 of credit-related OTTI during 2016 based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Aggregate unrealized losses:
                                                                    Less than 12 Months  $   65
                                                                    12 Months or longer  $   27
Aggregate related fair value of securities with unrealized losses:
                                                                    Less than 12 Months  $2,681
                                                                    12 Months or longer  $  475

The Company held structured notes as of December 31, 2016 with a total carrying value of $81. There were no structured notes held as of December 31, 2016 which were considered mortgage-referenced securities.

--------------------------------------------------------------------------------
25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

D. Unrealized losses
--------------------------------------------------------------------------------

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2016 and 2015 are set forth in the table below:

                                                                Less than 12 Months   12 Months or Longer          Total
December 31, 2016                                              --------------------  --------------------  --------------------
                                                                          Unrealized            Unrealized            Unrealized
Description of Securities                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                                      ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                                 $    9     $  --      $   --      $ --      $    9     $  --
All other governments                                               179        (6)         18        (1)        197        (7)
States, territories and possessions                                 325       (11)         --        --         325       (11)
Political subdivisions of states, territories and possessions       433       (11)         --        --         433       (11)
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities
  and their political subdivisions                                2,056       (71)         --        --       2,056       (71)
Industrial and miscellaneous                                      3,175       (73)        800       (50)      3,975      (123)
                                                                 ------     -----      ------      ----      ------     -----
Total bonds                                                       6,177      (172)        818       (51)      6,995      (223)
                                                                 ------     -----      ------      ----      ------     -----
Affiliated                                                           --        --         222       (41)        222       (41)
Non-affiliated                                                       --        --          --        --          --        --
                                                                 ------     -----      ------      ----      ------     -----
Total common stocks                                                  --        --         222       (41)        222       (41)
                                                                 ------     -----      ------      ----      ------     -----
Preferred stocks                                                     17        --          --        --          17        --
                                                                 ------     -----      ------      ----      ------     -----
Total stocks                                                         17        --         222       (41)        239       (41)
                                                                 ------     -----      ------      ----      ------     -----
Total bonds and stocks                                           $6,194     $(172)     $1,040      $(92)     $7,234     $(264)
                                                                 ======     =====      ======      ====      ======     =====

                                                                Less than 12 Months   12 Months or Longer          Total
December 31, 2015                                              --------------------  --------------------  --------------------
                                                                          Unrealized            Unrealized            Unrealized
Description of Securities                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                                      ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                                 $    8     $  --      $   --      $ --      $    8     $  --
All other governments                                               102        (8)          2        --         104        (8)
States, territories and possessions                                  20        --          --        --          20        --
Political subdivisions of states, territories and possessions         8        --          --        --           8        --
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and
  their political subdivisions                                      223        (2)         --        --         223        (2)
Industrial and miscellaneous                                      2,906      (100)        763       (63)      3,669      (163)
                                                                 ------     -----      ------      ----      ------     -----
Total bonds                                                       3,267      (110)        765       (63)      4,032      (173)
                                                                 ------     -----      ------      ----      ------     -----
Affiliated                                                          139       (36)         24        (5)        163       (41)
Total common stocks                                                 139       (36)         24        (5)        163       (41)
                                                                 ------     -----      ------      ----      ------     -----
Total stocks                                                        139       (36)         24        (5)        163       (41)
                                                                 ------     -----      ------      ----      ------     -----
Total bonds and stocks                                           $3,406     $(146)     $  789      $(68)     $4,195     $(214)
                                                                 ======     =====      ======      ====      ======     =====

--------------------------------------------------------------------------------
26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

E. Realized Gains(Losses)
--------------------------------------------------------------------------------

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2016, 2015 and 2014 were as follows:

Years ended December 31         2016               2015               2014
-----------------------  ------------------ -----------------  -----------------
                                   Equity             Equity             Equity
                          Bonds  Securities  Bonds  Securities  Bonds  Securities
                         ------  ---------- ------  ---------- ------  ----------
Proceeds from sales      $3,895     $34     $3,176     $178    $2,737     $21
Gross realized gains         83      12         61        2        78       5
Gross realized losses       (48)     --        (34)      (3)      (14)     (1)

F. Derivative Financial Instruments
--------------------------------------------------------------------------------

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The currency and interest rate derivatives do not qualify for hedge accounting. As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses in the Statements of Operations and Changes in Capital and Surplus until the derivative expires at which time the related unrealized amounts are recognized in Realized capital gains(losses).

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2016 and 2015.

                                                             Year ended
                                   December 31, 2016      December 31, 2016
                                 ---------------------  ---------------------
                                                                   Unrealized
                                 Outstanding             Realized   capital
                                  Notional     Fair       gains/     gains/
Derivative Financial Instrument    Amount      Value     (losses)   (losses)
-------------------------------  ----------- ---------  ---------  ----------
Swaps                            $      860  $      28  $      51  $      11
Forwards                                112         (3)        (7)        --
                                 ----------  ---------  ---------  ---------
Total                            $      972  $      25  $      44  $      11
                                 ==========  =========  =========  =========

--------------------------------------------------------------------------------
27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                           Year ended
                                  December 31, 2015    December 31, 2015
                                 -------------------  -------------------
                                                                Unrealized
                                 Outstanding          Realized   capital
                                  Notional    Fair     gains/     gains/
Derivative Financial Instrument    Amount     Value   (losses)   (losses)
-------------------------------  ----------- -------  --------  ----------
Swaps                            $    1,063  $    16  $    (12)  $    16
Forwards                                177       (3)        3        (3)
                                 ----------  -------  --------   -------
Total                            $    1,240  $    13   $    (9)  $    13
                                 ==========  =======  ========   =======

G. Other Invested Assets
--------------------------------------------------------------------------------

During 2016, 2015 and 2014, the Company recorded OTTI impairment losses on investments in joint ventures and partnerships of $66, $52, and $14, respectively.

H. Investment Income
--------------------------------------------------------------------------------

The Company had no accrued investment income receivables over 90 days past due. Investment expenses of $33, $32 and $24 were included in Net Investment Income for the years ended December 31, 2016, 2015 and 2014, respectively.

I. Restricted Assets
--------------------------------------------------------------------------------

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,437 and $726 as of December 31, 2016 and 2015, respectively.

4. Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2016 and 2015:

2016                                               Level 1 Level 2 Level 3 Total
----                                               ------- ------- ------- -----
Bonds                                               $ --    $255     $66   $321
Common stocks                                         99      --      21    120
Derivative asset                                      --      29      --     29
Derivative liabilities                                --      (4)     --     (4)
Mutual funds                                           3      --      --      3
                                                    ----    ----     ---   ----
Total                                               $102    $280     $87   $469
                                                    ====    ====     ===   ====

2015                                               Level 1 Level 2 Level 3 Total
----                                               ------- ------- ------- -----
Bonds                                               $ --    $433     $56   $489
Common stocks                                         33      --      --     33
Derivative asset                                      --      22      --     22
Derivative liabilities                                --      (9)     --     (9)
                                                    ----    ----     ---   ----
Total                                               $ 33    $446     $56   $535
                                                    ====    ====     ===   ====

There were no assets carried at fair value that were transferred between Level 1 and Level 2 during 2016 and 2015.

--------------------------------------------------------------------------------
28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

A. Fair Value Measurements in Level 3 of the Fair Value Hierarchy
--------------------------------------------------------------------------------

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2016 and 2015.

                                                                              Purchases,
               Beginning                             Total gains Total gains    Sales,
               Balance at                             (losses)    (losses)    Issuances,   Balance at
               January 1,  Transfers   Transfers out included in included in Settlements, December 31,
2016              2016    into Level 3  of Level 3   Net Income    Surplus       Net          2016
----           ---------- ------------ ------------- ----------- ----------- ------------ ------------
Bonds             $56         $45          $(68)         $6          $(1)        $28          $66
Common stocks      --          --            --           2           --          19           21
                  ---         ---          ----          --          ---         ---          ---
Total             $56         $45          $(68)         $8          $(1)        $47          $87
                  ===         ===          ====          ==          ===         ===          ===

For the year ended December 31, 2016, bonds of $45 transferred into Level 3 during 2016 because of a lack of observable market data due to a decrease in market activity for these activities. Bond Balance of $68 transferred out of Level 3 because observable market data became available for these securities.

                                                                            Purchases,
             Beginning                             Total gains Total gains    Sales,
             Balance at                             (losses)    (losses)    Issuances,   Balance at
             January 1,  Transfers   Transfers out included in included in Settlements, December 31,
2015            2015    into Level 3  of Level 3   Net Income    Surplus       Net          2015
----         ---------- ------------ ------------- ----------- ----------- ------------ ------------
Bonds           $122        $71          $(124)        $ 2         $ 5         $(20)        $56
Derivatives        8         --             --          --          (4)          (4)         --
                ----        ---          -----         ---         ---         ----         ---
Total           $130        $71          $(124)        $ 2         $ 1         $(24)        $56
                ====        ===          =====         ===         ===         ====         ===

For the year ended December 31, 2015, bonds of $124 which are no longer carried at fair value, were transferred out of Level 3. Bond balances of $71 were transferred into Level 3 and carried at fair value during 2015. Prior to the transfer, the securities were Level 3 but not carried at fair value. There were no bonds or common stocks carried at fair value transferred into/out of Level 3 originating in Levels 1 or 2.

There were no derivative balances transferred into/out of Level 3 during 2015.

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets.

           Fair Value at December 31,
                      2016            Valuation Technique  Unobservable Input Range (Weighted Average)
           -------------------------- -------------------- ------------------ ------------------------
Assets:
   Bonds              $40             Discounted cash flow       Yield         4.91% - 5.67% (5.29%)
                      ===             ====================       =====         =====================

--------------------------------------------------------------------------------
29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2016 and 2015:

                           Aggregate Fair                                          Not Practicable
December 31, 2016              Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
-----------------          -------------- --------------- ------- -------  ------- ---------------
Bonds                         $19,297         $18,853      $ --   $15,636  $3,661        $--
Common stock                      139             139        99        19      21         --
Derivatives - assets               29              29        --        29      --         --
Derivatives - liabilities          (4)             (4)       --        (4)     --         --
Mortgage loans                  1,893           1,895        --        --   1,893         --
Mutual funds                        3               3         3        --      --         --
Preferred stock                    49              49        --        49      --         --
Short term investments             14              14        11         3      --         --
                              -------         -------      ----   -------  ------        ---
Total                         $21,420         $20,978      $113   $15,732  $5,575        $--
                              =======         =======      ====   =======  ======        ===

                           Aggregate Fair                                          Not Practicable
December 31, 2015              Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
-----------------          -------------- --------------- ------- -------  ------- ---------------
Bonds                         $16,942         $16,339      $ --   $13,746  $3,196        $--
Common stock                       41              41        33         8      --         --
Derivatives - assets               22              22        --        22      --         --
Derivatives - liabilities          (9)             (9)       --        (9)     --         --
Mortgage loans                  1,194           1,185        --        --   1,194         --
Preferred Stocks                   33              34        --        33      --         --
Short term investments             36              36        25        11      --         --
                              -------         -------      ----   -------  ------        ---
Total                         $18,259         $17,648      $ 58   $13,811  $4,390        $--
                              =======         =======      ====   =======  ======        ===

5. Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2016, 2015 and 2014, is set forth in the table below:

                                                    2016     2015     2014
                                                  -------  -------  -------
Reserves for losses and LAE, end of prior year    $13,171  $13,429  $12,445
Incurred losses and LAE related to:
   Current accident year                            4,377    3,776    3,958
   Prior accident year                              1,102    1,196      191
                                                  -------  -------  -------
   Total incurred losses and LAE                  $ 5,479  $ 4,972  $ 4,149
                                                  -------  -------  -------
Paid losses and LAE related to:
   Impact of pooling restructure transaction           --       --    1,563
   Current accident year                           (1,123)    (980)  (1,034)
   Prior accident year                             (5,317)  (4,250)  (3,694)
                                                  -------  -------  -------
   Total paid losses and LAE                       (6,440)  (5,230)  (3,165)
                                                  -------  -------  -------
Reserves for losses and LAE, end of current year  $12,210  $13,171  $13,429
                                                  =======  =======  =======

For 2016, the Company reported adverse loss and LAE net reserve development of $1,102 which includes a loss reserve discount of $152 due to accretion. The adverse development is comprised mainly of development on the Primary Workers Compensation class of business of $669, the Primary General Liability class of business of $270, the Excess Casualty class of business of $268, the Medical Malpractice class of business of $152, the Primary Commercial Auto class of business of $123, and the Programs class of business of $131. In addition, favorable prior year loss development on retrospectively rated policies was $12 as of December 31, 2016, which was offset by additional return premiums. Original estimates are adjusted as additional information becomes known regarding individual claims. As a result of the ADC, there was $514 of prior year development (net of discount) ceded to NICO. Refer to Notes 1 and 12 for further details regarding this transaction.

--------------------------------------------------------------------------------
30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

For 2015, the Company reported adverse loss and LAE net reserve development of $1,196 which includes a loss reserve discount charge of $78 due to accretion. The adverse development is comprised of development on the Excess Casualty class of business of $457, the Primary Casualty class of business of $338, the Healthcare class of business of $143. Original estimates are increased or decreased, as additional information becomes known regarding individual claims. Included in this increase is $15 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2015, which was offset by additional premiums.

For 2014, the Company reported adverse loss and LAE net reserve development of $191, which includes a loss reserve discount benefit of $15 due to changes in the payout pattern assumptions, accretion, as well as the impact of the Combined Pooling Agreement (Note 6). The adverse development is comprised of development on the Excess Casualty class of business of $87, the National Accounts class of business of $83, the Executive Liability class of business of $69 for all other lines. $120 of favorable development from the Japan branch transfer. Original estimates are increased or decreased as additional information becomes known regarding individual claims. Included in this increase is $32 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2014, which was offset by additional premiums.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $242, $189 and $190 as of December 31, 2016, 2015 and 2014, respectively. The Company paid $36, $11 and $11 in the reporting period to settle 54, 236 and 190 claims related to extra contractual obligations or bad faith claims stemming from lawsuits as of December 31, 2016, 2015 and 2014, respectively.

A. Asbestos/Environmental Reserves
--------------------------------------------------------------------------------

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                              Asbestos Losses    Environmental Losses
                                           --------------------  -------------------
December 31,                                2016   2015   2014   2016   2015   2014
------------                               -----  -----  ------  ----   ----   ----
   Direct -
Loss and LAE reserves, beginning of year   $ 819  $ 969  $1,186  $149   $ 97   $ 84
Impact of pooling restructure transaction    137     --      (1)   25     --      5
Incurred losses and LAE                       37    (29)   (107)   91     62     33
Calendar year paid losses and LAE           (155)  (121)   (109)  (10)   (10)   (25)
                                           -----  -----  ------  ----   ----   ----
Loss and LAE Reserves, end of year         $ 838  $ 819  $  969  $255   $149   $ 97
                                           -----  -----  ------  ----   ----   ----
   Assumed reinsurance -
Loss and LAE reserves, beginning of year   $ 264  $ 273  $  281  $ 14   $ 13   $  5
Impact of pooling restructure transaction     43     --     (41)    2     --     --
Incurred losses and LAE                        1     33     114    (1)     1      9
Calendar year paid losses and LAE            (59)   (42)    (81)   --     --     (1)
                                           -----  -----  ------  ----   ----   ----
Loss and LAE Reserves, end of year         $ 249  $ 264  $  273  $ 15   $ 14   $ 13
                                           -----  -----  ------  ----   ----   ----
   Net of reinsurance -
Loss and LAE reserves, beginning of year   $   9  $  --  $   --  $ --   $ 55   $ 51
Impact of pooling restructure transaction      2     --      --    --     --     (2)
Incurred losses and LAE                       --     --      --    --     37     18
Calendar year paid losses and LAE            (10)     9      --    --    (92)   (12)
                                           -----  -----  ------  ----   ----   ----
Loss and LAE Reserves, end of year         $   1  $   9  $   --  $ --   $ --   $ 55
                                           =====  =====  ======  ====   ====   ====

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

--------------------------------------------------------------------------------
31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                 Loss Reserves LAE Reserves
Asbestos                         ------------- ------------
December 31,                     2016   2015   2016   2015
------------                     ----   ----   ----   ----
Direct basis:                    $444   $376   $49    $42
Assumed reinsurance basis:         68     81     8      9
Net of ceded reinsurance basis:    --      1    --     --

                                 Loss Reserves LAE Reserves
Environmental                    ------------- ------------
December 31,                     2016   2015   2016   2015
------------                     ----   ----   ----   ----
Direct basis:                    $ 90   $ 67   $39    $29
Assumed reinsurance basis:          4      2     2      1
Net of ceded reinsurance basis:    --     --    --     --

B. Loss Portfolio Transfer
--------------------------------------------------------------------------------

Effective December 2015, certain AIG affiliated insurers (collectively, the "Reinsureds", each of which is a member of the Combined Pool) entered into four loss portfolio transfer reinsurance agreements with Eaglestone. Under these agreements, the Reinsureds ceded loss portfolio transfers of certain liabilities as follows: (1) Legacy Environmental loss reserves, (2) certain "Runoff" loss reserves, (3) certain Environmental Impairment Liability loss reserves, and (4) certain Medical Malpractice loss reserves. The total consideration paid by the Reinsureds, on a funds withheld basis, was approximately $1,490, equal to the total of the subject reserves for unearned premiums, and nominal losses and loss adjustment expenses (including IBNR). Pursuant to a permitted practice approved by the Company's regulator, the Company recognized its share of the consideration paid as paid losses, rather than as ceded premiums written and earned. Following the cession, the Company recognized a reduction in discount of $13 on the assumed loss reserves associated with one of the LPT agreements.

NAIC SSAP allow for prospective accounting treatment for intercompany reinsurance agreements among companies 100% owned by a common parent provided there is no gain in surplus as a result of the transaction. Transfer of consideration in an amount equal to the statutory book value of the net reinsured liabilities ensures that there is no impact to surplus. In determining whether there was a gain in surplus as a result of the transaction, the Company excludes certain second order accounting effects, including loss reserve discounts and deferred tax effects. As a result, all of the LPT agreements are treated as prospective reinsurance by all parties to the LPTs.

Effective April 2014, the Reinsureds executed two reinsurance agreements whereby the Combined Pool ceded portfolio transfers of certain Public Entity and Occupational Accident reserves to Eaglestone. Total premiums transferred as part of this transaction were $253 (equal to total reserves transferred).

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses
--------------------------------------------------------------------------------

The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2016 and 2015 liabilities include $1,619 and $1,243 of such discounted reserves, respectively.

--------------------------------------------------------------------------------
32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Tabular Reserve Discount
--------------------------------------------------------------------------------

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2016, 2015 and 2014.

Lines of Business                    2016 2015 2014
-----------------                    ---- ---- ----
Workers' Compensation Case Reserves  $96  $191 $187

Non-Tabular Discount
--------------------------------------------------------------------------------

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2016, 2015 and 2014.

Lines of Business                    2016 2015 2014
-----------------                    ---- ---- ----
Workers' Compensation Case Reserves  $159 $306 $383

6. Related Party Transactions
--------------------------------------------------------------------------------

A. Combined Pooling Agreement
--------------------------------------------------------------------------------

As described in Note 1, effective January 1, 2016, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during February 2016. C&I distributed to AIG PC US, its parent, an amount of $700, of which $158 was an extraordinary dividend and $542 was a return of capital. Subsequently, AIG PC US made a contribution to American Home in the amount of $700.

--------------------------------------------------------------------------------
33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the changes in assets, liabilities and surplus as a result of the 2016 Pooling Restructure Transaction:

                                                                     Amount
                                                                     ------
Assets:
   Agents' balances or uncollected premiums                          $  286
Amounts recoverable from reinsurers                                      51
   Funds held by or deposited with reinsured companies                   31
   Other insurance assets                                                37
                                                                     ------
       Total Assets                                                     405
                                                                     ------
Liabilities
   Unearned premium reserves (net)                                      521
   Reinsurance payable on paid losses and loss adjustment expenses       34
   Reserves for losses and loss adjustment expenses (net)             2,265
   Funds held by company under reinsurance treaties                     227
   Ceded reinsurance premiums payable                                    47
   Other insurance liabilities                                          140
                                                                     ------
       Total Liabilities                                             $3,234
                                                                     ------
Statement of Operations and Changes in Surplus
   Net premiums written                                              $  521
   Change in unearned premium reserves                                 (521)
                                                                     ------
   Premiums earned                                                       --
                                                                     ------
   Other underwriting expenses incurred                                  82
                                                                     ------
   Net income                                                            82
                                                                     ------
   Total change in Surplus                                               82
                                                                     ------
Net Impact                                                           $2,747
                                                                     ------
Consideration received
   Securities received                                               $   18
   Cash received                                                      2,729
                                                                     ------
Consideration Received                                               $2,747
                                                                     ------

Other underwriting expenses incurred represent the net expense allowance impact to the Company pursuant to the Combined Pooling Agreement.

The Company received a permitted practice from the domiciliary state that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium, and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses was recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

--------------------------------------------------------------------------------
34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the adjustment for these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile in comparison to other states of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation were reflected as a charge to income based on the state prescribed discount rates. In addition, the Companies were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                Net Admitted
Line Description                   Assets    Liabilities Surplus Net Income
----------------                ------------ ----------- ------- ----------
Change in nonadmitted assets        $--          $--      $(21)     $ --
Worker's compensation discount       --           --        83        83
Other allocations                    --           --       (20)      (14)
                                    ---          ---      ----      ----
Total                               $--          $--      $ 42      $ 69
                                    ===          ===      ====      ====

B. American International Overseas Association
--------------------------------------------------------------------------------

AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of applicable Association members, New Hampshire, American Home and National Union.

At the time of forming the Association, the member companies entered into a reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The 2016, 2015 and 2014 participation percentages for the Association pool member companies are set forth in the table below:

                                             NAIC Co. Participation
Member Company                                 Code      Percent
--------------                               -------- -------------
Combined Pool Member companies, as follows:
   National Union                             19445        78%
   New Hampshire                              23841        12%
   American Home                              19380        10%
                                              =====        ==

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Combined Pool.

The Association's fiscal year end is November 30. Although the fiscal year end for the members of the Company is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end (and therefore on a one month lag).

--------------------------------------------------------------------------------
35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The Company's participation in the Association's assets and liabilities at December 31, 2016 and 2015 was as follows:

December 31,                                    2016    2015
------------                                   ------  ------
Assumed reinsurance premiums receivable        $  351  $  235
Funds held by ceding reinsurers                   155     167
Reinsurance recoverable                            60      67
Equity in underwriting pools and associations      40      12
                                               ------  ------
Total assets                                      606     481
                                               ------  ------
Loss and LAE reserves                             715     609
Unearned premium reserves                         302     276
Funds held                                         17      19
Ceded balances payable                            101      70
Assumed reinsurance payable                       176      98
Other liabilities                                  15      11
                                               ------  ------
Total liabilities                               1,326   1,083
                                               ------  ------
Total surplus (deficit)                        $ (720) $ (602)
                                               ======  ======

The Company's cash flow includes the impact of cash collected and paid by Association. The net impact of operating cash collected (paid) by Association for the year ended December 31, 2016, 2015, and 2014 was $(25), $73, and $113, respectively, which are included as part of the Equities in underwriting pools and associations on the Statement of Cash Flows.

C. Significant Transactions
--------------------------------------------------------------------------------

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2016, 2015 and 2014 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2016, 2015 and 2014:

                                                                 Assets                  Assets
                                                                Received               Transferred
                                                                 by the                  by the
2016                                                             Company                 Company
----                                                    ------------------------- ---------------------
                     Explanation of       Name of       Statement                 Statement
Date of Transaction   Transaction        Affiliate        Value     Description     Value   Description
-------------------  --------------   ----------------- --------- --------------- --------- -----------
                      Receivable for
                      Capital
01/25/16              Contribution(a) AIG PC US           $650      Securities      $ --            --
02/29/16              Capital         AIG PC US                     Securities                      --
                      Contribution                         700                        --
06/30/16              Dividend        AIG PC US             --          --           300    Securities
09/30/16              Dividend        AIG PC US             --                       300    Securities
Various               Sale of         The Variable                                             Cash
                      Securities      Annuity Life
                                      Insurance
                                      Company              310                       310
Various               Purchase of     American General            Securities/Cash           Securities
                      Securities      Life Insurance
                                      Company              187                       187

(a)Refer to Note 11 for more details

--------------------------------------------------------------------------------
36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                                                 Assets                Assets
                                                                                Received             Transferred
                                                                                 by the                by the
2015                                                                             Company               Company
----                                                                      --------------------- ---------------------
Date of                                                                   Statement             Statement
Transaction  Explanation of Transaction         Name of Affiliate           Value   Description   Value   Description
-----------  --------------------------  -------------------------------- --------- ----------- --------- -----------
2/2/2015     Dividend                    AIG PC US                         $   --       --        $600       Cash
3/27/2015    Purchase of securities      AIG                                  149   Securities     149       Cash
4/20/2015    Sale of securities          National Union                       180      Cash        180    Securities
5/1/2015     Purchase of securities      National Union                       171   Securities     171       Cash
5/15/2015    Sale of securities          Eaglestone                           164      Cash        164    Securities
5/15/2015    Purchase of securities      Eaglestone                           164   Securities     164       Cash
6/29/2015    Dividend                    AIG PC US                             --       --         286    Securities
6/29/2015    Dividend                    AIG PC US                             --       --          14       Cash
6/30/2015    Parent loan (a)             AIG PC US                            211      Cash         --        --
7/1/2015     Repayment of Parent loan    AIG PC US                             --       --         211       Cash
8/10/2015    Sale of securities          National Union                       244      Cash        244    Securities
8/28/2015    Dividend                    AIG PC US                             --       --         300       Cash
             Securities transferred      American General Life Insurance              Private             Securities
12/31/2015                               Company                              362     Equity       362
12/31/2015   Capital Contribution (b)    AIG PC US                            650   Receivables     --        --

(a)Refer to Note 6H for more details on the Parent loan.
(b)Refer to Note 11 for more details

                                                                                 Assets                Assets
                                                                                Received             Transferred
                                                                                 by the                by the
2014                                                                             Company               Company
----                                                                      --------------------- ---------------------
Date of                                                                   Statement             Statement
Transaction  Explanation of Transaction         Name of Affiliate           Value   Description   Value   Description
-----------  --------------------------  -------------------------------- --------- ----------- --------- -----------
1/17/2014    Capital Contribution (a)    AIG PC US                         $1,293   Securities    $ --            --
1/17/2014    Capital Contribution (a)    AIG PC US                              1      Cash         --            --
1/17/2014    Capital Changes (a)         AIG PC US                              9     In Kind       --            --
4/1/2014     Dividend (b)                AIG PC US                             --       --         234    Securities
12/19/2014   Dividend                    AIG PC US                             --       --         150          Cash
12/31/2014   Capital Contribution (c)    AIG PC US                             21     In Kind       --            --
Various      Purchase of securities      C&I                                  629   Securities     630       Various
Various      Purchase of securities      ISOP                                 648   Securities     654          Cash
Various      Purchase of securities      NHIC                                 582   Securities     585          Cash

(a)2014 Pooling Restructure Transaction
(b)Refer to Note 6D for more details on the Company's Japan Branch Conversion
(c)Refer to Note 1E, Income Taxes, for more detail

D. Restructuring Foreign Operations
--------------------------------------------------------------------------------

In 2015, as part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, AIG PC continued to restructure the foreign branch operations of the Pool members. Generally, the results of these foreign branch operations, with the exception of American Home's Japan and Argentina branches, were historically reported as part of the operations of the Association by its member companies. The U.S. member companies of the Association share their participation with the other members of the Combined Pool. Seven branches formerly consolidated through the Association were directly consolidated to their direct member owner. With the exception of Argentina, Jamaica and Dubai, the branches are subject to the Combined Pooling Agreement.

--------------------------------------------------------------------------------
37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Purchase of SCA
--------------------------------------------------------------------------------

As part of its legal entity simplification efforts, on April 1, 2015, the Company issued a $122 promissory note to AIU as consideration for the purchase of AIG Insurance Company China Limited. AIU distributed the promissory note within the AIG group of companies, and the promissory note was returned to the Company as a capital contribution.

Japan Branch Conversion
--------------------------------------------------------------------------------

On April 1, 2014, The Company transferred substantially all the assets and liabilities of its Japan Branch to American Home Assurance Co. Ltd. ("AHJ"), a Japanese-domiciled insurance company that is 100% owned by AIG Property Casualty International ("PCI"), in exchange for 1,000 Class A shares of AHJ ("the AHJ Shares"). The AHJ Shares received by American Home were then distributed to AIG and such shares were further distributed to AIG PC and then contributed to PCI as capital contributed from AIG PC. The fair value for the AHJ shares was $234 equal to the fair value of the branch on the effective date of transfer. The remainder of the assets and liabilities were transferred on April, 26, 2016.

The following reflects the impact of American Home's Japan Branch transfer (at statement value) on American Home's statutory financial statements during 2014:

                                                       Net Impact
                                                       ----------
Assets
Cash and invested assets                                 $(895)
Agents' balances or uncollected premiums                   (34)
Reinsurance recoverable on loss payments                   (29)
Receivables from parent, subsidiaries and affiliates        (3)
Other admitted assets                                      (16)
                                                         -----
Total admitted assets                                     (977)
                                                         -----
Liabilities
Reserves for losses and LAE                               (181)
Unearned premium reserves                                 (385)
Commissions, premium taxes and other expenses payable       (9)
Reinsurance payable on paid loss and LAE                   (33)
Funds held by company under reinsurance treaties            (4)
Other liabilities                                          (83)
                                                         -----
Total liabilities                                         (695)
                                                         -----
Net assets                                               $(284)
                                                         -----
Statement of Operations
Premium written                                          $(567)
                                                         -----
Premiums earned                                           (181)
Losses incurred                                           (181)
Net realized capital gains - investment                     26
Net realized capital (losses) - foreign exchange           (39)
Net realized capital (losses) - other                      (96)
                                                         -----
Net Income / (Loss)                                       (109)
                                                         -----
Change in unrealized capital (loss)                        (26)
Change in unrealized foreign exchange                       39
Change in nonadmitted assets                                46
                                                         -----
Total change in capital and surplus                        (50)
                                                         -----
Net Impact                                                (234)
                                                         -----
Dividends to stockholder                                 $(234)
                                                         -----

The impact on net income from the transaction includes a net realized loss of $109 comprised of the difference between the statutory net assets transferred, adjusted for nonadmitted assets (primarily capitalized EDP costs) of $96, the fair value of the stock distributed, to a loss on the realization of foreign exchange net assets $39, partially offset by the gain on the sale of invested assets of $26.

--------------------------------------------------------------------------------
38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company and AHJ followed a statutory notice procedure, provided for under Japanese law, to facilitate the transfer of the branch's in-force business to AHJ without the need to obtain consent from each policyholder or ceding company individually. Based on the responses received during the notice procedure, the Company and AHJ determined that eligible policyholders effectively consented to the transfer. As a result, the completion of the notice procedure resulted in complete extinguishment of American Home's obligations under insurance policies eligible for transfer under the notice procedure.

AHJ agreed to assume primary responsibility (including policy administration and claims handling) for the policies not eligible under the notice procedure (the "Excluded Policies"), and further agreed to indemnify, defend and hold harmless the Company for any costs or expense the Company incurs with respect to such policies. In addition, AIG Japan Holding Kabushiki Kaisha ("AIGJHKK"), an affiliated company which owns 100% of AHJ, has agreed to guarantee AHJ's obligations to indemnify the Company for any costs or expenses arising from the Excluded Policies after the transfer date.

As a result of AHJ's assuming primary responsibility for the Excluded Policies and the Company's determination that it is probable that the Company will not be called upon to make any payments with respect to the Excluded Policies, the Company has reduced its loss reserves on such policies to zero from the effective date of the transfer. There were approximately $18 and $32 in loss reserves on Excluded Policies recorded by AHJ as of December 31, 2016 and 2015, respectively.

E. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------

At December 31, 2016 and 2015, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,                                   2016 2015
------------------                                   ---- ----
Balances with National Union                         $ -- $ 29
Balances with other member pool companies               1    1
Balances with other affiliates                         12  654
                                                     ---- ----
Receivable from parent, subsidiaries and affiliates  $ 13 $684
                                                     ---- ----
Balances with National Union                         $406 $ 14
Balances with other member pool companies               3    1
Balances with other affiliates                         60  190
                                                     ---- ----
Payable to parent, subsidiaries and affiliates       $469 $205
                                                     ==== ====

Federal and foreign income taxes recoverable (payable) under the Tax Sharing Agreement at December 31, 2016 and 2015 were $87 and $(5), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2016 and 2015.

--------------------------------------------------------------------------------
39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

F. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

G. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2016, 2015 and 2014:

Affiliates                                                        2016 2015 2014
----------                                                        ---- ---- ----
AIG Global Claims Services, Inc.                                  $173 $250 $265
AIG PC Global Services, Inc.*                                       --  166  153
                                                                  ---- ---- ----
   Total                                                          $173 $416 $418
                                                                  ==== ==== ====

* AIG PC Global Services, Inc. is below one-half of one percent in 2016 is presented to show prior years

In 2016, 2015 and 2014 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

As of December 31, 2016 and 2015, short-term investments included amounts invested in the AIG Managed Money Market Fund of $3 and $11, respectively.

H. Borrowed Money
--------------------------------------------------------------------------------

The Company (among other affiliates) is a borrower under a Loan Agreement, dated December, 2014, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding to the Company under the Loan Facility at a given time is $500. As of December 31, 2016, the Company had no outstanding liability. As of December 31, 2015, the Company had an outstanding liability in the amount of $30 due to AIG, which was settled in January 2016.

Principal amounts are due on the one year anniversary of the date on which the loan was made. At the option of the Company, early repayment may be made. Interest at a rate equal to LIBOR + 15bps is required to be paid annually.

Significant debt terms and covenants include the following:

.. The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

.. The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof and;

.. The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender,
   (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or
   (c) the Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

--------------------------------------------------------------------------------
40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

7. Reinsurance
--------------------------------------------------------------------------------

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) to an accumulation of losses from a number of smaller events; or c) to provide greater risk diversification. In addition, the Company assumes reinsurance from other insurance companies. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk.

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned for the year ended December 31, 2016, 2015 and 2014:

Years Ended December 31,                  2016                     2015                     2014
------------------------             ------------------------ ------------------------ ------------------------
                                     Written      Earned      Written      Earned      Written      Earned
                                     -------      ------      -------      ------      -------      ------
Direct premiums                      $  715       $  481      $  576       $  378      $ (211)      $  172
Reinsurance premiums assumed:
   Affiliates                         8,658        8,182       7,714        7,503       7,799        7,460
   Non-affiliates                       311          217         109          160         134          129
                                     ------       ------      ------       ------      ------       ------
       Gross premiums                 9,684        8,880       8,399        8,041       7,722        7,761
                                     ------       ------      ------       ------      ------       ------
Reinsurance premiums ceded:
   Affiliates                         1,513        1,169       1,118          972         764          713
   Non-affiliates                     1,903        1,659       1,572        1,574       1,458        1,454
                                     ------       ------      ------       ------      ------       ------
       Net premiums                  $6,268       $6,052      $5,709       $5,495      $5,500       $5,594
                                     ======       ======      ======       ======      ======       ======
2014 Direct Written Premiums included the impact of ($726) reserve transfer due to the Japan Branch Conversion.

As of December 31, 2016 and 2015, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                    Unearned Premium Paid Losses and Reserves for Losses
                        Reserves           LAE             and LAE
                    ---------------- --------------- -------------------
December 31, 2016:
   Affiliates            $1,007           $ 64             $10,436
   Non-affiliates           700            275               7,865
                         ------           ----             -------
   Total                 $1,707           $339             $18,301
                         ======           ====             =======

December 31, 2015:
   Affiliates            $  663           $ 86             $ 9,417
   Non-affiliates           455            252               2,688
                         ------           ----             -------
   Total                 $1,118           $338             $12,105
                         ======           ====             =======

--------------------------------------------------------------------------------
41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


A. Reinsurance Return Commission
--------------------------------------------------------------------------------

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2016 and 2015 with the return of the unearned premium reserve is as follows:

                           Assumed Reinsurance                Ceded Reinsurance                        Net
                    --------------------------------- --------------------------------- --------------------------------
                    Premium Reserve Commission Equity Premium Reserve Commission Equity Premium Reserve Commission Equity
                    --------------- ----------------- --------------- ----------------- --------------- -----------------
December 31, 2016
   Affiliates           $4,420            $750            $1,007            $160            $3,413            $590
   All Other               139              24               700             111              (561)            (87)
                        ------            ----            ------            ----            ------            ----
Total                   $4,559            $774            $1,707            $271            $2,852            $503
                        ======            ====            ======            ====            ======            ====

December 31, 2015*
   Affiliates           $3,943            $623            $  663            $132            $3,280            $491
   All Other                45               7               455              90              (410)            (83)
                        ------            ----            ------            ----            ------            ----
Total                   $3,988            $630            $1,118            $222            $2,870            $408
                        ======            ====            ======            ====            ======            ====

* The table above has been revised to correct the assumed and ceded reinsurance commission equity balances as of December 31, 2015. Affiliate commission equity ceded and net have been adjusted by $270 and ($133), respectively. Non affiliate commission equity ceded and net have been adjusted by $185 and ($184), respectively. All other adjustments are not considered significant. There was no impact from these adjustments to the Company's asset, liability or surplus positions for the current or prior years.

B. Unsecured Reinsurance Recoverable
--------------------------------------------------------------------------------

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2016 and 2015 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

Reinsurer                                 2016    2015
---------                                ------- ------
Affiliates:
   Combined Pool (a)                     $ 9,027 $7,856
   Eaglestone                                986    903
   Other affiliates                           54     13
                                         ------- ------
   Total affiliates                       10,067  8,772
                                         ------- ------
   Swiss Reinsurance America Corp            590    397
   Munich Reinsurance Group (b)              227     --
   Berkshire Hathaway Group (b)            1,025     --
                                         ------- ------
Total Non-affiliates                       1,842    397
                                         ------- ------
   Total affiliates and non-affiliates   $11,909 $9,169
                                         ======= ======

(a)Includes intercompany pooling impact of $812 related to Unearned Premium Reserve, $8,049 related to Reserves for Losses and LAE and $23 related to Paid losses and LAE as of and for the year ended December 31, 2016, and $448, $7,240, and $27, respectively, as of and for the year ended
   December 31, 2015.
(b)Munich Reinsurance Group and Berkshire Hathaway Group were below 3% in 2015.

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------

At December 31, 2016 and 2015, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $86 and $78 as of December 31, 2016 and 2015, respectively.

--------------------------------------------------------------------------------
42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

D. Reinsurance Agreements Qualifying for Reinsurer Aggregation
--------------------------------------------------------------------------------

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. National Indemnity provides coverage up to a limit of $3,500 for subject business covered under the agreement. National Indemnity administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by National Indemnity. National Indemnity maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2016 and 2015 the amount in trust was $3,135 and $2,768, respectively. The amount of the unexhausted limit under the National Indemnity agreement as of December 31, 2016 and 2015 was $1,353 and $1,338, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

During 2015, the Combined Pool completed a commutation with Transatlantic Reinsurance Company and its subsidiaries ("Transatlantic") associated with both ceded and assumed reinsurance agreements covering the amounts due under, or in connection with, 1986 and prior reinsurance agreements and U.S. asbestos claims under 1987 and later reinsurance agreements. A total of $400 was paid by Transatlantic as a net commutation payment. A significant portion of the commuted arrangements related to asbestos losses that are subject to the retroactive reinsurance agreement with National Indemnity. Of the total consideration, Transatlantic paid $350 directly to National Indemnity pursuant to the Company's arrangement whereby National Indemnity administers the claims, bills and collects directly from reinsurers. The Combined Pool recognized a loss of $44 related to the portion of the commutation arrangement retained by the Combined Pool member companies, of which the Company's pool share was $13.

8. Income Taxes
--------------------------------------------------------------------------------

At December 31, 2016, the Company recorded gross deferred tax assets ("DTA") of $1,748. A valuation allowance was established on deferred tax assets net of liabilities of $32 as it is management's belief that certain assets will not be realized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2016 and 2015 are as follows:

                                               12/31/2016              12/31/2015                Change
                                         ----------------------- ----------------------- ---------------------
                                         Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                         -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA                                 $1,556   $192   $1,748  $1,423   $166   $1,589   $133    $ 26   $159
Statutory Valuation Allowance                 --     32       32      --     --       --     --      32     32
                                          ------   ----   ------  ------   ----   ------   ----    ----   ----
Adjusted Gross DTA                         1,556    160    1,716   1,423    166    1,589    133      (6)   127
Nonadmitted DTA                              387     --      387     250     --      250    137      --    137
                                          ------   ----   ------  ------   ----   ------   ----    ----   ----
Subtotal Admitted DTA                      1,169    160    1,329   1,173    166    1,339     (4)     (6)   (10)
DTL                                          328    160      488     293    200      493     35     (40)    (5)
                                          ------   ----   ------  ------   ----   ------   ----    ----   ----
Net Admitted DTA/(DTL)                    $  841   $ --   $  841  $  880   $(34)  $  846   $(39)   $ 34   $ (5)
                                          ======   ====   ======  ======   ====   ======   ====    ====   ====

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2016 and
2015:

                                               12/31/2016              12/31/2015                Change
                                         ----------------------- ----------------------- ---------------------
                                         Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                         -------- ------- ------ -------- ------- ------ -------- ------- -----
Carried back losses that reverse in
  subsequent three calendar years         $   --   $ --   $   --  $   --   $ --   $   --   $ --    $ --   $ --
Adjusted gross DTAs realizable within
  36 months or 15 percent of statutory
  surplus (the lesser of 1 and 2 below)      841     --      841     846     --      846     (5)     --     (5)
   1. Adjusted gross DTAs realizable
     within 36 months                        966     --      966     846     --      846    120      --    120
   2. 15 percent of statutory surplus         --     --      841      --     --      869     --      --    (28)
Adjusted gross DTAs that can be offset
  against DTLs                               328    160      488     327    166      493      1      (6)    (5)
                                          ------   ----   ------  ------   ----   ------   ----    ----   ----
   Total DTA admitted as the result of
     application of SSAP 101              $1,169    160    1,329  $1,173   $166   $1,339   $ (4)   $ (6)  $(10)
                                          ======   ====   ======  ======   ====   ======   ====    ====   ====

--------------------------------------------------------------------------------
43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                                                                                  2016    2015
                                                                                                                 ------  ------
Ratio percentage used to determine recovery period and threshold limitation amount                                  362%    347%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (2) above.  $5,607  $5,795

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,           2016  2015  Change
--------------------------------           ----  ----  ------
Federal income tax                         $(45) $(14)  $(31)
Foreign income tax                           11     4      7
                                           ----  ----   ----
Subtotal                                    (34)  (10)   (24)
                                           ----  ----   ----
Federal income tax on net capital gains      61    15     46
                                           ----  ----   ----
Federal and foreign income taxes incurred  $ 27  $  5   $ 22
                                           ====  ====   ====

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2016 and 2015:

                                           2016   2015  Change
                                          ------ ------ ------
Ordinary
Discounting of unpaid losses              $  309 $  294 $  15
Nonadmitted assets                            61     86   (25)
Unearned premium reserve                     304    269    35
Bad debt expense                              26     29    (3)
Net operating loss carry forward             620    399   221
Foreign tax credit carry forwards             57     51     6
Deferred tax on foreign operations            --      1    (1)
Investments                                   78    261  (183)
Mortgage Contingency Reserve                  23      8    15
Intangible Assets                             21     --    21
Other temporary difference                    57     25    32
                                          ------ ------ -----
Subtotal                                   1,556  1,423   133
Nonadmitted                                  387    250   137
                                          ------ ------ -----
Admitted ordinary deferred tax assets     $1,169 $1,173 $  (4)
                                          ------ ------ -----
Capital
Investments                               $  181 $  146 $  35
Unrealized capital losses                     11     19    (8)
Deferred loss on branch conversions           --      1    (1)
                                          ------ ------ -----
Subtotal                                     192    166    26
                                          ------ ------ -----
Statutory valuation allowance adjustment      32     --    32
                                          ------ ------ -----
Admitted capital deferred tax assets         160    166    (6)
                                          ------ ------ -----
Admitted deferred tax assets              $1,329 $1,339 $ (10)
                                          ====== ====== =====

--------------------------------------------------------------------------------
44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2016 and 2015:

                                       2016 2015 Change
                                       ---- ---- ------
Ordinary
Investments                            $124 $271 $(147)
Intangible Assets                        14   --    14
Deferred Reinsurance Gain               180   --   180
Other temporary differences              10   22   (12)
                                       ---- ---- -----
Subtotal                               $328 $293 $  35
                                       ---- ---- -----
Capital
Investments                            $ 65 $ 81 $ (16)
Unrealized capital gains                 94  119   (25)
Deferred Impact of branch conversions     1   --     1
                                       ---- ---- -----
Subtotal                                160  200   (40)
                                       ---- ---- -----
Deferred tax liabilities                488  493    (5)
                                       ---- ---- -----
Net deferred tax assets/liabilities    $841 $846 $  (5)
                                       ==== ==== =====

The change in net deferred tax assets is comprised of the following:

                                                              2016    2015   Change
                                                             ------  ------  ------
Adjusted gross deferred tax assets                           $1,716  $1,589   $127
Total deferred tax liabilities                                 (488)   (493)     5
                                                             ------  ------   ----
Net deferred tax assets/ (liabilities)                        1,228   1,096    132
Deferred tax assets/(liabilities) - SSAP 3                                      (2)
Deferred tax assets/(liabilities) - unrealized                                  16
                                                                              ----
Total change in net deferred tax                                              $118
                                                                              ====
Change in deferred tax - current year                                          112
Change in deferred tax - current year - other surplus items                      6
                                                                              ----
Change in deferred tax - current year - total                                 $118
                                                                              ====

The following table shows the components of opening surplus adjustments upon current and deferred taxes for the year ended December 31, 2016

                                        Current Deferred Total
                                        ------- -------- -----
SSAP 3 impact:
SSAP 3 - general items                    $(6)    $ 15   $  9
SSAP 3 - unrealized gain/loss              --      (17)   (17)
                                          ---     ----   ----
Subtotal impact to tax admitted assets     (6)      (2)    (8)
SSAP 3 - nonadmitted impact                 6       29     35
                                          ---     ----   ----
Total SSAP 3 impact                       $--     $ 27   $ 27
                                          ===     ====   ====

--------------------------------------------------------------------------------
45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2016, 2015 and 2014:

                                                                        2016                  2015                  2014
                                                                  --------------------  --------------------  -------------------
Description                                                       Amount   Tax Effect   Amount   Tax Effect   Amount   Tax Effect
-----------                                                       ------   ----------   ------   ----------   ------   ----------
Net Income Before Federal Income Taxes and Capital Gains Taxes    $(216)     $ (76)     $ (70)      $(24)     $ 838       $293
Book to Tax Adjustments:
Tax Exempt Income, net of proration                                (118)       (41)      (124)       (43)      (171)       (60)
Transfer Pricing                                                     (5)        (2)       (35)       (12)       (31)       (11)
Stock Options And Other Compensation                                 --         --         --         --         20          7
Change in Nonadmitted Assets                                         19          7         25          9        165         58
Change in Tax Position                                               --         17         --          1         --         --
Statutory Valuation Allowance                                        --         32
Return to Provision                                                  --         (7)        --         (1)        --          3
Reversal of Book/Tax Difference on Share Distribution                --         --         --         --        119         42
Change in contingency reserve                                       (44)       (15)       (22)        (8)        --         --
Other                                                                 2         --          2          3          7          3
                                                                  -----      -----      -----       ----      -----       ----
Total Book to Tax Adjustments                                      (146)        (9)      (154)       (51)       109         42
                                                                  -----      -----      -----       ----      -----       ----
Total Income Tax                                                  $(362)     $ (85)     $(224)      $(75)     $ 947       $335
                                                                  =====      =====      =====       ====      =====       ====
Federal and Foreign Income Taxes Incurred                            --        (34)        --        (10)        --        (23)
Federal Income Tax on Net Capital Gains                              --         61         --         15         --         53
Change in Net Deferred Income Taxes                                  --       (118)        --        (80)        --        391
Less: Change in Deferred Tax--Other Surplus Items                    --          6         --         --         --        (86)
                                                                  -----      -----      -----       ----      -----       ----
Total Income Tax                                                  $  --      $ (85)     $  --       $(75)     $  --       $335
                                                                  =====      =====      =====       ====      =====       ====

For the year ended December 31, 2014, the table above includes $42 of tax effected adjustments reflecting the different treatment for book and tax purposes of the distribution of the AHJ's assets and liabilities as detailed in Note 6.

Operating loss and tax credit carry forwards

At December 31, 2016, the Company had net operating loss carry forwards originating during the years 2010 to 2016 and
  expiring through 2036 of:                                                                                               $1,770
At December 31, 2016, the Company had no capital loss carry forwards.                                                     $   --
At December 31, 2016, the Company had no AMT credit carry forwards.                                                       $   --
At December 31, 2016, the Company had foreign tax credits originating during the years 2009 to 2016 and expiring through
  2026 of:                                                                                                                $   57

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2016. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2016, the Company recorded gross receivables related to tax return errors and omissions in the amount of $185K, all of which were nonadmitted. As of December 31, 2016, there was a $15 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2016, the tax years from 2000 to 2015 remain open.

The following table lists those companies that form part of the 2016 AIG consolidated federal income tax return:

--------------------------------------------------------------------------------
46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                            Company                Company                 Company                  Company
--------------------------- ---------------------- ---------------------- ------------------------ -----------------------
245 LGC Hotel Owner         A.I. Credit Consumer   A.I. Credit Corp.      ABI Holdings LLC         AGC Life Insurance
LLC                         Discount Company                                                       Company
AGLIC GRE Harrison          AH Land 1470           AH SubGP 1000          AH SubGP 1007            AH SubGP 1008 Castle
Investor, LLC               Palmetto, LLC          Woodwind Lakes, LLC    Highland Meadow,         Highlands, LLC
                                                                          LLC
AH SubGP 1020               AH SubGP 1045          AH SubGP 1098 Green    AH SubGP 1120 Camp       AH SubGP 1122
Collingham, LLC             Montgomery, LLC        Pines, LLC             Verde, LLC               English Oaks, LLC
AH SubGP 1158 Flat Iron,    AH SubGP 1167          AH SubGP 1199          AH SubGP 1207 Park       AH SubGP 1210
LLC                         Steeplechase, LLC      Rancho Del Sol, LLC    Place, LLC               Geronimo, LLC
AH SubGP 1211 Mision        AH SubGP 1212          AH SubGP 1248 North    AH SubGP 1263 West       AH SubGP 1384
Del Valle, LLC              Painted Desert, LLC    Vista, LLC             Virginia, LLC            Woodglen, LLC
AH SubGP 1422 Gardens       AH SubGP 1470          AH SubGP 1535          AH SubGP 1548            AH SubGP 1551
at Stafford, LLC            Palmetto, LLC          Hunter's Run, LLC      Walnut, LLC              Spanish Creek, LLC
AH SubGP 1597               AH SubGP 1600          AH SubGP 1631          AH SubGP 1661            AH SubGP 1694
Broadmoor, LLC              Rainer, LLC            Broadway, LLC          Woodchase, LLC           Sonoma, LLC
AH SubGP 206 West           AH SubGP 245           AH SubGP 348 River     AH SubGP 39              AH SubGP 479 Sunrise,
Park, LLC                   Garland, LLC           Run, LLC               Wellington Place, LLC    LLC
AH SubGP 503 Southgate      AH SubGP 516           AH SubGP 585 St.       AH SubGP 592             AH SubGP 706 River
II, LLC                     Merrilltown, LLC       Clair, LLC             Waterford at Summit      Run II, LLC
                                                                          View, LLC
AH SubGP 716 Villas of      AH SubGP 785           AH SubGP 787 North     AH SubGP 821 San         AH SubGP 835
Mission Bend, LLC           Mayfield, LLC          Knoll, LLC             Luis Bay, LLC            Whispering, LLC
AH SubGP 914 Grand          AH SubGP 919 MS        AH SubGP 929           AH SubGP 935 Dunlop      AH SubGP 936
Pointe II, LLC              Loveland, LLC          Collinwood, LLC        farms, LLC               Emmaus, LLC
AH SubGP 943                AH SubGP 997 Maxey,    AH SubGP GAG           AH SubGP MDL, LLC        AHAC GRE Harrison
Southcreek, LLC             LLC                    Gandolf, LLC                                    Investor, LLC
AICCO, Inc. [Delaware]      AIG Advisor Group,     AIG Aerospace          AIG Aerospace            AIG Asset Management
                            Inc.                   Adjustment Services,   Insurance Services, Inc. (U.S.), LLC
                                                   Inc.
AIG Assurance Company       AIG BG Holdings LLC    AIG Brazil Holding I,  AIG Brazil Holding II,   AIG Capital
                                                   LLC                    LLC                      Corporation
AIG Capital Services, Inc.  AIG Castle Holdings II AIG Castle Holdings    AIG Central Europe &     AIG Century
                            LLC                    LLC                    CIS Insurance Holdings   Verwaltungsgesellschaft
                                                                          Corporation              mbH
AIG Claims, Inc.            AIG Commercial         AIG Commercial         AIG Consumer Finance     AIG Credit (Europe)
                            Equipment Finance      Equipment Finance,     Group, Inc.              Corporation
                            Company, Canada        Inc.
AIG Credit Corp.            AIG Direct Insurance   AIG Employee           AIG Equipment            AIG Europe Holdings
                            Services, Inc.         Services, Inc.         Finance Holdings, Inc.   Limited
AIG FCOE, Inc.              AIG Federal Savings    AIG Financial Advisor  AIG Financial Products   AIG G5, Inc.
                            Bank                   Services, Inc.         Corp.
AIG Global Asset            AIG Global Capital     AIG Global Real Estate AIG Global Real Estate   AIG Global Real Estate
Management Holdings         Markets Securities,    Investment (Europe)    Investment Corp.         Investment de Mexico,
Corp.                       LLC                    Limited                                         S. de R.L. de C.V.
AIG GLOC Holdings           AIG Holdings Europe    AIG Home Loan 1,       AIG Home Loan 2,         AIG Home Loan 3,
Corporation                 Limited                LLC                    LLC                      LLC
AIG Home Loan 4, LLC        AIG Home Loan 5,       AIG Insurance          AIG International Inc.   AIG Kirkwood, Inc.
                            LLC                    Management Services,
                                                   Inc.
AIG Korean Real Estate      AIG Latin America      AIG Latin America      AIG Latin America        AIG Life Holdings, Inc.
Development YH              Holdings LLC           Investments, LLC       Investments, LLC
                                                                          Agencia en Chile
AIG Life of Bermuda,        AIG Lodging            AIG Markets, Inc.      AIG Matched Funding      AIG Matched
Ltd.                        Opportunities, Inc.                           Corp.                    Investment Program
AIG MEA Investments         AIG MEA Investments    AIG MEA Investments    AIG Mortgage Capital,    AIG North America,
and Services, Inc.          and Services, Inc.     and Services, LLC      LLC                      Inc.
                            [Dubai Airport Free
                            Zone]

--------------------------------------------------------------------------------
47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                           Company                Company                Company                 Company
-------------------------- ---------------------- ---------------------- ---------------------- -----------------------
AIG Offshore Systems       AIG PC European        AIG PC Global          AIG PC Global          AIG Portfolio Solutions
Services, Inc.             Insurance Investments  Services, Inc.         Services, Inc. United  LLC
                           Inc.                                          Kingdom branch
AIG Procurement            AIG Property Casualty  AIG Property Casualty  AIG Property Casualty  AIG Property Casualty
Services, Inc.             Company                Europe Financing       Inc.                   International, LLC
                                                  Limited
AIG Property Casualty      AIG Real Estate        AIG Realty, Inc.       AIG Relocation, Inc.   AIG S1, Inc.
U.S., Inc.                 Investment &
                           Management Co. (P.R.),
                           Inc.
AIG Securities Lending     AIG Service            AIG Shared Services    AIG Shared Services    AIG Shared Services
Corp.                      Department             Corporation            Corporation--          Corporation
                                                                         Management Services    (Philippines Branch)
AIG Specialty Insurance    AIG Spring Ridge I,    AIG Structured         AIG Technologies, Inc. AIG Trading Group Inc.
Company                    Inc.                   Mortgage Insurance
                                                  Company
AIG Travel Assist, Inc.    AIG Travel EMEA        AIG Travel Europe      AIG Travel Insurance   AIG Travel, Inc.
                           Limited                Limited                Agency, Inc.
AIG United Guaranty        AIG United Guaranty,   AIG Warranty Services  AIG Warranty Services, AIG WarrantyGuard,
Agenzia Di Assicurazione   Sociedad Limitada      of Florida, Inc.       Inc.                   Inc.
S.R.L.
AIG.COM, Inc.              AIG-FP Capital         AIG-FP Capital         AIG-FP Matched         AIG-FP Pinestead
                           Funding Corp.          Preservation Corp.     Funding Corp.          Holdings Corp.
AIG-FP Private Funding     AIG-FP Structured      AIGGRE 251 West        AIGGRE 401 Hennepin    AIGGRE 520 Eola
(Cayman) Limited           Finance (Cayman)       30th Street Investor   Investor LLC           Investor LLC
                           Limited                LLC
AIGGRE 5th and Summit      AIGGRE 6037 Investor   AIGGRE 950 Second      AIGGRE Beachwalk       AIGGRE Bellevue II
Investor LLC               LLC                    Investor, LLC          Investor LLC           Investor LLC
AIGGRE Bellevue            AIGGRE Bonita          AIGGRE Bridges/        AIGGRE Carrollton      AIGGRE Cherry Creek
Investor, LLC              Springs Investor LLC   Angeline Investor, LLC Investor LLC           Investor, LLC
AIGGRE City Center         AIGGRE Clarity Pointe  AIGGRE Clarity Pointe  AIGGRE Clarity Pointe  AIGGRE Columbia
Investor LLC               Investor LLC           Platform LLC           Tallahassee Investor   Hotel Investor LLC
                                                                         LLC
AIGGRE Columbia Pike,      AIGGRE Consolidated    AIGGRE Corte           AIGGRE Crescent        AIGGRE D36 Investor
LLC                        Retail Holdco LLC      Madera, LLC            Bellevue Investor LLC  LLC
AIGGRE DC Ballpark         AIGGRE Dunwoody        AIGGRE Edgewater       AIGGRE Emerald Bay     AIGGRE EOLA, LLC
Investor, LLC              Investor, LLC          Investor LLC           Club Investor LLC
AIGGRE Fairfax, LLC        AIGGRE Fairways        AIGGRE Forest City     AIGGRE Gainesville     AIGGRE Gardens
                           Investor LLC           West Village Investor, West 38 Investor LLC   Investor, LLC
                                                  LLC
AIGGRE GT Assisted         AIGGRE Hazel Dell      AIGGRE Hill7 Investor  AIGGRE Hyde Park,      AIGGRE Island Club
Living Investor, LLC       Investor LLC           LLC                    LLC                    Investor LLC
AIGGRE King's Crossing     AIGGRE Lake Norman     AIGGRE Lane Field      AIGGRE Laurel Towne    AIGGRE Lexington
Investor LLC               Investor LLC           Investor LLC           Centre Investor LLC    Hotel Investor LLC
AIGGRE LSU Baton           AIGGRE Maple, LLC      AIGGRE Market Street   AIGGRE Market Street   AIGGRE Menai
Rouge, LLC                                        II LLC                 LLC                    Investments Holdco
                                                                                                LLC
AIGGRE Metro Place,        AIGGRE MXIP-OD l       AIGGRE MXIP-OD ll      AIGGRE MXIP-OD, S.     AIGGRE Mystic, LLC
LLC                        LLC                    LLC                    de R.L. de C.V.
AIGGRE Naples Investor     AIGGRE Nashville       AIGGRE North Central   AIGGRE Oakland         AIGGRE Park Central
LLC                        Hotel Investor LLC     Investor LLC           Investor LLC           II Investor LLC
AIGGRE Park Central,       AIGGRE Peachtree,      AIGGRE Pearl Block     AIGGRE Rancho          AIGGRE Redmond
LLC                        LLC                    136 Investor LLC       Dominguez Investor     Investor, LLC
                                                                         LLC
AIGGRE Retail Investor I,  AIGGRE Retail          AIGGRE Ritz Block      AIGGRE Riverfront,     AIGGRE Riverhouse
LLC                        Investor II, LLC       Investor LLC           LLC                    Investor LLC
AIGGRE Solana Olde         AIGGRE St. Simons      AIGGRE ST. Tropez      AIGGRE Tampa           AIGGRE Tampa
Town Investor LLC          Investor LLC           Investor LLC           Parkland GP, LLC       Parkland, LLC
AIGGRE Toringdon           AIGGRE Torrance II     AIGGRE Torrance,       AIGGRE Uptown          AIGGRE Vantage Point
Investor LLC               LLC                    LLC                    Village Investor LLC   Investor LLC

--------------------------------------------------------------------------------
48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                           Company                 Company                 Company                 Company
------------------------- ----------------------- ------------------------ ---------------------- -----------------------
AIGGRE Vista, LLC         AIGGRE Williamsburg     AIGGRE Windy Ridge       AIU Insurance          AIUH LLC
                          LLC                     Investor LLC             Company
Akita, Inc.               Alabaster Capital LLC   AM Holdings LLC          Ambler Holding Corp.   American Athletic
                                                                                                  Club, Inc.
American Collector's      American General        American General         American General       American General
Insurance LLC             Annuity Service         Assignment               Assignment             Insurance Agency, Inc.
                          Corporation             Corporation              Corporation of New
                                                                           York
American General Life     American General Life   American General         American Home          American International
Insurance Company         Services Company,       Realty Investment        Assurance Company      Facilities Management,
                          LLC                     Corporation                                     Inc.
American International    American International  American International   American International Applewood Funding
Facilities Management,    Group, Inc.             Realty Corporation       Reinsurance Company,   Corp.
LLC                                                                        Ltd.
Attorneys & Professional  Barnegat Funding Corp.  Blackbird Investments    Blackcap Investments   Bluewood Investments
Insurance Services, Inc.                          LLC                      LLC                    LLC
Branch Retail Partners    C&I UK Investments      CAP Investor 1, LLC      CAP Investor 10, LLC   CAP Investor 2, LLC
Consolidated, L.P.        Ltd.
CAP Investor 4, LLC       CAP Investor 5, LLC     Care Providers           Castle 2003-1 Trust    Castle 2003-2 Trust
                                                  Insurance Services,
                                                  LLC
CEF Lease Holding, LLC    Charleston Bay SAHP     Chartis Excess Limited   Chartis Iraq, Inc.     Cherrywood
                          Corp.                                                                   Investments LLC
Commerce and Industry     Connective Mortgage     Crossings SAHP Corp.     Curzon Funding         Curzon Funding LLC
Insurance Company         Advisory Company                                 Limited
Curzon Street Funding     Deerfield Gillete, LLC  Design Professionals     DIL/SAHP Corp.         Eaglestone Reinsurance
Limited                                           Association Risk                                Company
                                                  Purchasing Group, Inc.
Eastcheap Investments     Eastgreen, Inc.         ESPL Corp. (formerly     F 2000, Inc.           Financial Service
(Cayman) Limited                                  E.L.M. Insurance                                Corporation
                                                  Brokers Inc.)
First Principles Capital  Fischbach L.L.C.        Flamebright Investment   Forest SAHP Corp.      FQA Master Tenant
Management, LLC                                   Limited                                         MM, LLC
FQA, LLC                  French Quarter          FSC Agency, Inc.         FSC Securities         Global Loss Prevention,
                          Apartments Manager,                              Corporation            Inc.
                          LLC
Global Loss Prevention,   Grand Savannah SAHP     Granite State Insurance  Graphite Management    Health Direct, Inc.
Inc. [Canada]             Corp.                   Company                  LLC
HPIS Limited              HPSC Hotel Owner        Illinois National        Innovative Risk        Inspiration Lane LLC
                          LLC                     Insurance Co.            Management, Inc.
Knickerbocker             Lavastone Capital LLC   Lexington Insurance      Livetravel, Inc.       Lower Makefield
Corporation                                       Company                                         Investor LLC
LSTREET I, LLC            LSTREET II, LLC         Macori, Inc. [Delaware]  Macori, Inc. [Texas]   Maksin Management
                                                                                                  Corp.
Managed Care Concepts     Max Bingo Investments   Medical Excess           Medical Excess LLC     Metropolis I, LLC
of Delaware, Inc.         Limited                 Insurance Services, Inc.
Metropolis II, LLC        MG Reinsurance          MIP Mezzanine, LLC       MIP PE Holdings, LLC   Morefar Marketing, Inc.
                          Limited
Mt. Mansfield Company,    National Union Fire     National Union Fire      NCCAP Investor 18,     NCCAP Investor 19,
Inc.                      Insurance Company Of    Insurance Company Of     LLC                    LLC
                          Pittsburgh              Vermont
New Hampshire Insurance   Nightingale Finance     Nightingale Finance      NSM Holdings, Inc.     NSM Insurance Group,
Company                   Limited                 LLC                                             LLC
NSM Investments, Inc.     OHCAP Investor 12,      Orangewood               Peachwood, LLC         Pearce & Pearce, Inc.
                          LLC                     Investments LLC
Persimmon LLC             Pine Street Real Estate Plumwood, LLC            Prairie SAHP Corp.     Quartz Holdings LLC
                          Holdings Corp.
Raptor Funding Corp.      Rialto Melbourne        Risk Specialists         Rokland Limited        Royal Alliance
                          Investor LLC            Companies Insurance                             Associates, Inc.
                                                  Agency, Inc.

--------------------------------------------------------------------------------
49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                          Company                Company               Company                Company
------------------------- ---------------------- --------------------- ---------------------- ----------------------
SA Affordable Housing,    SA Investment Group,   SAAHP GP Corp.        SAFG Retirement        SagePoint Financial,
LLC                       Inc.                                         Services, Inc.         Inc.
SAHP NCCAP 18, LLC        SAHP NCCAP 19, LLC     SAI Deferred          Sandstone (2016) Ltd.  SCSP Corp.
                                                 Compensation
                                                 Holdings, Inc.
Service Net Retail        Service Net Solutions  Service Net Warranty, Seventh Street Funding Slate Capital LLC
Solutions, LLC            of Florida, LLC        LLC                   LLC
SN Warranty, LLC          SNW Insurance          SPIA I LLC            Spicer Energy LLC      Spicer Holding Corp.
                          Agency, LLC
Spruce Peak Realty, LLC   Stoneland Limited      Stowe Mountain        SubGen NT, Inc.        SunAmerica Affordable
                                                 Holdings, Inc.                               Housing Partners, Inc.
SunAmerica Asset          SunAmerica Fund        SunAmerica Fund       SunAmerica Life        SunAmerica Retirement
Management, LLC           Assets, LLC            Services, Inc.        Reinsurance Company    Markets, Inc.
The Insurance Company     The United States Life The Variable Annuity  Travel Guard Americas  Travel Guard Group,
of the State of           Insurance Company in   Life Insurance        LLC                    Inc.
Pennsylvania              the City of NY         Company
U G Corporation           UG Shared Services,    United Guaranty       United Guaranty Corp.  United Guaranty
                          Inc.                   Commercial Insurance                         Corporation
                                                 Company of North
                                                 Carolina
United Guaranty Credit    United Guaranty        United Guaranty       United Guaranty        United Guaranty
Insurance Company         Insurance Company      Mortgage Indemnity    Mortgage Insurance     Mortgage Insurance
                                                 Company               Company                Company of North
                                                                                              Carolina
United Guaranty Partners  United Guaranty        United Guaranty       United Guaranty        VALIC Financial
Insurance Company         Residential Insurance  Residential Insurance Services, Inc.         Advisors, Inc.
                          Company                Company of North
                                                 Carolina
VALIC Retirement          Vision2020 Wealth      Webatuck Corp.        Woodbury Financial     Yellowwood
Services Company          Management Corp.                             Services, Inc.         Investments LLC

9. Capital and Surplus and Dividend Restrictions
--------------------------------------------------------------------------------

A. Dividend Restrictions
--------------------------------------------------------------------------------

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2017, as of December 31, 2016 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

--------------------------------------------------------------------------------
50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company paid the following dividends during 2016 and 2015:

  2016                                State approval
---------                          ---------------------
Date paid Amount Type of Dividend  Required   Obtained
--------- ------ ----------------  -------- ------------
6/30/2016 $  300    Ordinary         No     Not Required
9/30/2016    300    Ordinary         No     Not Required
          ------
  Total   $  600
          ======

  2015                                State approval
---------                          ---------------------
Date paid Amount Type of Dividend  Required   Obtained
--------- ------ ----------------  -------- ------------
2/2/2015  $  600  Extraordinary      Yes        Yes
6/29/2015    300  Extraordinary      Yes        Yes
8/28/2015    300  Extraordinary      Yes        Yes
          ------
  Total   $1,200
          ======

B. Capital & Surplus
--------------------------------------------------------------------------------

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2016 and 2015 represented or reduced by each item below is as follows:

                                                   As Adjusted*
Years Ended December 31,                     2016      2015      2015
------------------------                    -----  ------------ -----
Unrealized gains and losses (net of taxes)  $  20     $  66     $  13
Nonadmitted asset values                     (562)     (406)     (452)
Provision for reinsurance                     (37)      (34)      (34)

*  As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2016 and 2015.

10.Contingencies
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------

The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

Other legal proceedings include the following:

Workers' Compensation Residual Market Assessment: In April 2007, the National Association of Insurance Commissioners (NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers' Compensation Residual Market Assessment portion of the settlement between AIG, the Office of the New York Attorney General, and the New York State Department of Insurance. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers' compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination were Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to certain AIG entities' writing and reporting of workers compensation insurance between 1985 and 1996.

--------------------------------------------------------------------------------
51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. This regulatory settlement agreement, which was agreed to by all 50 states and the District of Columbia, included, among other terms, (i) AIG's payment of $100 in regulatory fines and penalties; (ii) AIG's payment of $46.5 in outstanding premium taxes and assessments; (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulations governing the setting of workers' compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150 in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. In furtherance of the compliance plan, the agreement provided for a monitoring period from May 29, 2012 to May 29, 2014 leading up to a compliance plan examination. After the close of the monitoring period, as part of preparation for the actual conduct of the compliance plan examination, on or about October 1, 2014, AIG and the lead states agreed upon corrective action plans to address particular issues identified during the monitoring period. The compliance plan examination is ongoing. There can be no assurance that the result of the compliance plan examination will not result in a fine, have a material adverse effect on AIG's ongoing operations or lead to civil litigation.

Accident and Health: In connection with the previously disclosed multi-state examination of certain accident and health products, including travel products, issued by National Union, AIG PC, on behalf of itself, National Union, and certain of AIG PC's insurance and non-insurance companies (collectively, the parties) entered into a Regulatory Settlement Agreement with regulators from 50 U.S. jurisdictions effective November 29, 2012. Under the agreement, and without admitting any liability for the issues raised in the examination, the parties (i) paid a civil penalty of $50, (ii) entered into a corrective action plan describing agreed-upon specific steps and standards for evaluating the parties' ongoing compliance with laws and regulations governing the issues identified in the examination, and (iii) agreed to pay a contingent fine in the event that the parties fail to satisfy certain terms of the corrective action plan. On April 29, 2016, National Union and other AIG companies achieved a settlement in principle of civil litigation relating to the conduct of their accident and health business, subject to formal documentation and court approval. The parties have accrued their current estimate of loss with respect to this settlement. On May 23, 2016, the managing lead state in the multi-state examination ordered that the companies subject to the Regulatory Settlement Agreement have "complied with the terms" of the Regulatory Settlement Agreement and that no contingent fine or civil penalty would be due.

Other Proceedings: AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Leases
--------------------------------------------------------------------------------

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments
--------------------------------------------------------------------------------

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2016, the Company may be called upon for additional capital investments of up to $986.

D. Guarantees
--------------------------------------------------------------------------------

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

--------------------------------------------------------------------------------
52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2016:

                                                     Policyholder                                 Policyholders'
                                                     Obligations @ Invested Assets Estimated Loss    Surplus
Guaranteed Company               Issued   Terminated  12/31/2016    @ 12/31/2016    @ 12/31/2016    12/31/2016
------------------             ---------- ---------- ------------- --------------- -------------- --------------
21st Century Advantage
  Insurance Company (f/k/a
  AIG Advantage Insurance
  Company )                    12/15/1997  8/31/2009    $     1       $     27          $--          $    29
21st Century North America
  Insurance Company (f/k/a
  American International
  Insurance Company )           11/5/1997  8/31/2009         17            558           --              564
21st Century Pinnacle
  Insurance Company (f/k/a
  American International
  Insurance Company of New
  Jersey)                      12/15/1997  8/31/2009          3             42           --               42
21st Century Superior
  Insurance Company (f/k/a
  American International
  Insurance Company of
  California, Inc.)            12/15/1997  8/31/2009         --             31           --               31
AIG Edison Life Insurance
  Company (f/k/a GE Edison
  Life Insurance Company)       8/29/2003  3/31/2011      6,653         85,200           --            2,129
American General Life and
  Accident Insurance Company *   3/3/2003  9/30/2010      1,489        167,547           --            9,001
American General Life
  Insurance Company *            3/3/2003 12/29/2006      8,047        167,547           --            9,001
American International
  Assurance Company
  (Australia) Limited ("AIA")
  **                            11/1/2002 10/31/2010        443          1,799           --              574
Chartis Europe, S.A. (f/k/a
  AIG Europe, S.A.) *           9/15/1998 12/31/2012      3,965         12,991           --            4,969
Chartis Seguros Mexico SA
  (f/k/a AIG Mexico Seguros
  Interamericana, S.A. de
  C.V.) *                      12/15/1997  3/31/2015        208            143           --               75
Chartis UK (f/k/a Landmark
  Insurance Company, Limited
  (UK)) *                        3/2/1998 11/30/2007        181         12,991           --            4,969
Farmers Insurance Hawaii
  (f/k/a AIG Hawaii Insurance
  Company, Inc.)                11/5/1997  8/31/2009         --            104           --               94
Lloyd's Syndicate 1414 (Ascot
  Corporate Name)               1/20/2005 10/31/2007         25            484           --               48
SunAmerica Annuity and Life
  Assurance Company (Anchor
  National Life Insurance
  Company) *                     1/4/1999 12/29/2006      1,148        167,547           --            9,001
SunAmerica Life Insurance
  Company *                      1/4/1999 12/29/2006      2,665        167,547           --            9,001
The United States Life
  Insurance Company in the
  City of New York               3/3/2003  4/30/2010      1,091         27,960           --            1,837
The Variable Annuity Life
  Insurance                      3/3/2003 12/29/2006      4,661         75,842           --            2,388
                                                        -------       --------          ---          -------
Total                                                   $30,597       $888,360          $--          $53,753
                                                        =======       ========          ===          =======

*  Current affiliates
** AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

--------------------------------------------------------------------------------
53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

E. Joint and Several Liabilities
--------------------------------------------------------------------------------

AIU and American Home are jointly and severally obligated to policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $33 and $63 of loss reserves in respect of such policies, as of December 31, 2016 and 2015, respectively. If the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $18.

Each member of the Combined Pool is also jointly and severally obligated to the other pool members, in proportion to their pool share, in the event any other pool member fails.

11.Other Significant Matters
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------

As of December 31, 2016 and 2015, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets                 2016 2015
---------------------                 ---- ----
Deposit accounting assets             $  8 $  4
Guaranty funds receivable on deposit     8    7
Loss funds on deposit                   46   38
Other assets                            81   68
                                      ---- ----
Total other admitted assets           $143 $117
                                      ==== ====

B. Other Liabilities
--------------------------------------------------------------------------------

As of December 31, 2016 and 2015, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities                                              2016  2015
-----------------                                              ----  ----
Accrued retrospective premiums                                 $ 20  $ 27
Amounts withheld or retained by company for account of others     4     3
Collateral on derivative assets                                  37     8
Deferred commission earnings                                     67    34
Deposit accounting liabilities                                   40    60
Remittances and items not allocated                              10     7
Retroactive reinsurance reserves--ceded                         (22)  (11)
Servicing carrier liability                                       8     5
Statutory contingency reserve                                    66    22
Escrow funds (NICO)                                              25    29
Loss reserve offset for paid claims                             (77)  (62)
Other accrued liabilities                                       178   213
                                                               ----  ----
Total other liabilities                                        $356  $335
                                                               ====  ====

--------------------------------------------------------------------------------
54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

C. Other (Expense)/ Income
--------------------------------------------------------------------------------

For the years ended December 31, 2016, 2015 and 2014, other (expense)/ income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other (expense)/ income                          2016  2015  2014
-----------------------                          ----  ----  ----
Other income                                     $ 18  $ 14  $ 19
Fee income on deposit programs                      7     4     4
Equities and deposits in pools and associations     2    14     6
Interest expense on reinsurance program           (47)  (37)  (40)
                                                 ----  ----  ----
Total other (expense)/ income                    $(20) $ (5) $(11)
                                                 ====  ====  ====

D. Non- Cash items
--------------------------------------------------------------------------------

For the years ended December 31, 2016, 2015 and 2014, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions                                           2016   2015    2014
---------------------                                          -----  -----  -------
Capital contribution from parent:
   Tax Sharing Agreement                                       $  --  $  --  $    21
   Pooling Restructure Transaction                               700     --    1,302
   Securities                                                     --    125       --
   Receivable                                                     --    650       --
Dividends to parent:
   Securities                                                   (600)  (286)    (234)
Funds Held:
   Premiums collected                                           (441)   (13)      --
   Benefit and loss related payments                             244   (224)     (69)
   Funds held                                                    (46)   301       76
   Interest                                                      114     --       --
   Commission                                                    129    (64)      (7)
Intercompany Pooling Settlement:
   Securities received                                           986    126       --
   Securities transferred                                       (824)  (776)      --
Pooling Restructure Transaction:
   Premiums collected                                             --     --      562
   Miscellaneous expense (income)                                 --     --       51
   Benefit and loss related payments                              --     --    1,091
   Commission and other expense paid                              --     --      284
   Net deposit on deposit-type contracts and other insurance      --     --      (13)
   Intercompany                                                   55     --   (1,976)
Japan Branch Transfer:
   Premiums collected                                             --     --     (392)
   Net investment income                                          --     --        2
   Benefit and loss related payments                              --     --     (136)
   Commission and other expense paid                              --     --      (26)
   Securities                                                     --     --      794
Other:
   Securities*                                                   650     --       (9)
                                                               =====  =====  =======

* Prior year Capital Contribution recorded as a receivable was settled in 2016 in the form of cash and securities.

--------------------------------------------------------------------------------
55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

E. Federal Home Loan Bank ("FHLB") Agreements
--------------------------------------------------------------------------------

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $19 and $8 of stock in the FHLB at December 31, 2016 and 2015, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2016, the Company had an actual borrowing capacity of $1,474 based on qualified pledged collateral. At December 31, 2016, the Company had borrowings of $246 from the FHLB.

F. Insurance-Linked Securities
--------------------------------------------------------------------------------

The Company is a ceding insurer in five catastrophe bond reinsurance transactions in force as of December 31, 2016 covering the Company's direct and assumed property exposures. The aggregate amount the Company may receive under these arrangements in the event of catastrophic events that exceed the related limits for each applicable bond is $289.

12.Subsequent Events
--------------------------------------------------------------------------------

Subsequent events have been considered through April 25, 2017 for these Financial Statements issued on April 25, 2017.

Type I - Recognized Subsequent Events:

None

Type II - Nonrecognized Subsequent Events:

Adverse Development Cover

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's
80 percent share, NICO's limit of liability under the contract is $20,000. National Union, Lexington and APCC account for this transaction as retroactive reinsurance. American Home accounts for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of Combined Pool's unassigned surplus. As a result, the total surplus gain recognized by the Pool, $1,113, is presented as segregated surplus and subject to the applicable dividend restrictions. American Home's share of this gain was $514. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 to date of payment. American Home's share of the consideration paid was $3,566. NICO has placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement. The Combined Pool applied a permitted practice pursuant to which the initial recognition of this contract, which otherwise would have been recorded in 2017, was recorded in 2016.

Real Estate Consolidation

On January 31, 2017, the Company received cash proceeds of $5, $20 and $96 for the redemption of their common stock affiliate investments in Pine Street RE Holdings, Eastgreen Inc and American International Realty Corp, respectively. The Company recognized pre-tax realized capital gains of $72 on these redemptions

--------------------------------------------------------------------------------
56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


2017 Pooling Restructure Transaction

Effective January 1, 2017, the Combined Pooling Agreement was amended and restated to reflect new pool participation percentages amongst certain pool members as follows:

                                                                       Pool Participation     Pool Participation      State of
                                                             NAIC          Percentage             Percentage          Domicile
Company                                                  Company Code as of January 1, 2017 as of December 31, 2016   Domicile
-------                                                  ------------ --------------------- ----------------------- ------------
National Union Fire Insurance Company*                      19445              35%                    30%           Pennsylvania
American Home Assurance Company (American Home)             19380              35%                    35%             New York
Lexington Insurance Company (Lexington)                     19437              30%                    30%             Delaware
AIG Property Casualty Company (APCC)                        19402               0%                     5%           Pennsylvania
Commerce and Industry Insurance Company (C&I)               19410               0%                     0%             New York
The Insurance Company of the State of Pennsylvania
  (ISOP)                                                    19429               0%                     0%             Illinois
New Hampshire Insurance Company (New Hampshire)             23841               0%                     0%             Illinois
AIG Specialty Insurance Company (Specialty)                 26883               0%                     0%             Illinois
AIG Assurance Company (Assurance)                           40258               0%                     0%             Illinois
Granite State Insurance Company (Granite)                   23809               0%                     0%             Illinois
Illinois National Insurance Company (Illinois National)     23817               0%                     0%             Illinois
AIU Insurance Company (AIU)                                 19399               0%                     0%             New York

*  Lead Company of the Combined Pool

The Company's participation in the pool remained at 35%. As such, the change in the Combined Pooling Agreement has no effect on the Company's reported assets, liabilities, surplus, operations or cash flows.

--------------------------------------------------------------------------------
57 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2016 and 2015 and for years ended December 31, 2016, 2015 and 2014.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

      - Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2016, 2015 and 2014.



(b) Exhibits


(1)      Resolutions Establishing Separate Account................................................... 2
(2)      Custody Agreements.......................................................................... Not Applicable
(3)      (a)  Distribution Contract.................................................................. 2
         (b)  Selling Agreement...................................................................... 15
(4)      Variable Annuity Contract................................................................... 3
         (a)  Group Annuity Certificate.............................................................. 7
         (b)  Individual Annuity Contract............................................................ 7
         (c)  (Polaris Rewards) Group Annuity Contract............................................... 7
         (d)  (Polaris Rewards) Individual Annuity Contract.......................................... 7
         (e)  Extended Legacy Program Guide.......................................................... 13
         (f)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15).............................. 18
(5)      (a)  Application for Contract............................................................... 2
         (b)  Merger Endorsement..................................................................... 15
(6)      Corporate Documents of Depositor
         (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
              Company, effective December 31, 1991................................................... 1
         (b)  Amendment to the Amended and Restated Articles of Incorporation of American General
              Life Insurance Company, effective July 13, 1995........................................ 4
         (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005........ 9
(7)      Reinsurance Contract........................................................................ Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement....................................... 14
         (b)  SunAmerica Series Trust Fund Participation Agreement................................... 14
         (c)  American Funds Fund Participation Agreement............................................ 6
         (d)  Lord Abbett Fund Participation Agreement............................................... 6
         (e)  Van Kampen Fund Participation Agreement................................................ 5
         (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement.............................................................................. 12
         (g)  Seasons Series Trust Fund Participation Agreement...................................... 14
         (h)  Letters of Consent to the Assignment of the Fund Participation Agreement............... 15
(9)      (a)  Opinion of Counsel and Consent of Depositor............................................ 16
         (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home
              Assurance Company...................................................................... 10
(10)     Consent..................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23................................................... Not Applicable
(12)     Initial Capitalization Agreement............................................................ Not Applicable



(13)     Other
         (a)    Power of Attorney -- American General Life Insurance Company Directors.............. 18
         (b)    Power of Attorney -- American Home Assurance Company Directors...................... 19
         (c)    General Guarantee Agreement by American Home Assurance Company...................... 8
         (d)    Notice of Termination of Guarantee as Published in the Wall Street Journal on
                November 24, 2006................................................................... 11
         (e)    Notice of Termination of Support Agreement.......................................... 13
         (f)    Amended and Restated Unconditional Capital Maintenance Agreement between American
                International Group, Inc. and American General Life Insurance Company............... 17
         (g)    Specimen Agreement and Plan of Merger............................................... 15
         (h)    CMA Termination Agreement........................................................... 17

--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 0000950148-98-000534.

4 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

7 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
  No. 25, File Nos. 333-25473 and 811-03859, filed on April 19, 2004,
  Accession No. 0000950129-04-002177.

8 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
  No. 27, File Nos. 333-25473 and 811-03859, filed on August 12, 2005,
  Accession No. 0000950129-05-008172.

9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

10 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
  Accession No. 0000950134-05-019473.

11 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
  No. 17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006,
  Accession No. 0000950124-06-007496.

12 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

13 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

14 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

15 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

16 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185799 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014661.

17 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185799 and 811-03859, filed on April 30, 2015,
  Accession No. 0001193125-15-161194.


18 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.



19 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185797 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568405.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and President, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(3)                                 Senior Vice President and Controller
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Products
Sarah J. VanBeck                                   Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(3)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Marla S. Campagna(5)                               Vice President
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(5)                                  Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Richard I. Fisher (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(2)                                 Assistant Tax Officer




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017


(6)   80 Pine Street, New York, NY 10005


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2017, the number of Polaris II contracts funded by Variable Separate Account was 34,362 of which 14,162 were qualified contracts and 20,200 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------

      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2017.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 24, 2017
------------------------------                      Officer, and President
KEVIN T. HOGAN

                                        Director, Senior Vice President and Chief Risk
------------------------------                              Officer
KATERINE A. ANDERSON

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 24, 2017
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 24, 2017
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                           Director and President, Individual Retirement       April 24, 2017
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 24, 2017
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                    Director, Senior Vice President and Chief Actuary     April 24, 2017
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 24, 2017
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 24, 2017
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                      Director, President, Life, Disability and Health      April 24, 2017
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                             Senior Vice President and Controller            April 24, 2017
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 24, 2017
------------------------------
*MANDA GHAFERI



                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 24th day of April, 2017.



                                       AMERICAN HOME ASSURANCE COMPANY



                                       BY: /s/  ALLISON KENWORTHY

                                          -------------------------------------

                                          ALLISON KENWORTHY

                                          STATUTORY CONTROLLER AND
                                          VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                    TITLE                         DATE
--------------------------------------------   -------------------------------------   ---------------
*CAROL G. BARTON                                              Director                 April 24, 2017
------------------------------
CAROL G. BARTON

*ALEXANDER R. BAUGH                                           Director                 April 24, 2017
------------------------------
ALEXANDER R. BAUGH

*JAMES BRACKEN                                                Director                 April 24, 2017
------------------------------
JAMES BRACKEN

*JOSEPH D. COOK                                 Director, Senior Vice President and    April 24, 2017
------------------------------                        Chief Financial Officer
JOSEPH D. COOK

*JEREMY D. EDGECLIFFE-JOHNSON                         Director, President and          April 24, 2017
------------------------------                        Chief Executive Officer
JEREMY D. EDGECLIFFE-JOHNSON

*GAURAV GARG                                                  Director                 April 24, 2017
------------------------------
GAURAV GARG

*STEPHEN J. GRABEK                                            Director                 April 24, 2017
------------------------------
STEPHEN J. GRABEK

*RALPH W. MUCERINO                                            Director                 April 24, 2017
------------------------------
RALPH W. MUCERINO

*ALESSANDREA C. QUANE                                         Director                 April 24, 2017
------------------------------
ALESSANDREA C. QUANE

*ROBERT S.H. SCHIMEK                                          Director                 April 24, 2017
------------------------------
ROBERT S.H. SCHIMEK

*AMY E. STERN                                                 Director                 April 24, 2017
------------------------------
AMY E. STERN

*GEORGE R. STRATTS                                            Director                 April 24, 2017
------------------------------
GEORGE R. STRATTS

*BY:    /s/  JOSEPH D. COOK                                                            April 24, 2017
   --------------------------
   JOSEPH D. COOK
   ATTORNEY-IN-FACT
   (Exhibit to the Registration Statement)



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent